Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.8%
Aptiv plc *	513,960	58,123,737
BorgWarner, Inc.	443,515	20,969,389
Ford Motor Co.	7,481,455	101,074,457
General Motors Co.	2,691,052	105,812,165
Tesla, Inc. *	5,085,038	880,830,282
		1,166,810,030

Banks 3.9%
Bank of America Corp.	13,222,557	469,136,322
Citigroup, Inc.	3,669,001	191,595,232
Citizens Financial Group, Inc.	932,510	40,396,333
Comerica, Inc.	248,875	18,245,026
Fifth Third Bancorp	1,299,855	47,171,738
First Republic Bank	345,863	48,725,180
Huntington Bancshares, Inc.	2,736,896	41,518,712
JPMorgan Chase & Co.	5,557,011	777,759,260
KeyCorp	1,767,102	33,910,687
M&T Bank Corp.	327,234	51,048,505
Regions Financial Corp.	1,770,052	41,667,024
Signature Bank (a)	119,533	15,413,780
SVB Financial Group *(b)	111,949	33,857,856
The PNC Financial Services Group, Inc.	764,043	126,395,634
Truist Financial Corp.	2,513,458	124,139,691
U.S. Bancorp	2,561,558	127,565,589
Wells Fargo & Co.	7,218,759	338,343,234
Zions Bancorp NA	284,008	15,097,865
		2,541,987,668

Capital Goods 5.8%
3M Co.	1,047,044	120,493,823
A.O. Smith Corp.	240,383	16,273,929
Allegion plc	165,685	19,476,272
AMETEK, Inc.	435,072	63,050,634
Carrier Global Corp.	1,584,126	72,125,257
Caterpillar, Inc.	985,934	248,741,289
Cummins, Inc.	267,142	66,662,615
Deere & Co.	520,346	220,023,103
Dover Corp.	265,434	40,300,844
Eaton Corp. plc	753,393	122,207,878
Emerson Electric Co.	1,120,166	101,061,376
Fastenal Co.	1,084,845	54,838,915
Fortive Corp.	670,540	45,616,836
Generac Holdings, Inc. *	120,714	14,558,108
General Dynamics Corp.	426,476	99,394,497
General Electric Co.	2,069,973	166,591,427
Honeywell International, Inc.	1,273,695	265,539,934
Howmet Aerospace, Inc.	697,932	28,398,853
Huntington Ingalls Industries, Inc.	75,623	16,677,896
IDEX Corp.	143,035	34,282,629
SECURITY	NUMBER OF SHARES	VALUE ($)
Illinois Tool Works, Inc.	529,507	124,984,832
Ingersoll Rand, Inc.	768,610	43,042,160
Johnson Controls International plc	1,304,828	90,776,884
L3Harris Technologies, Inc.	360,747	77,495,671
Lockheed Martin Corp.	441,921	204,724,322
Masco Corp.	427,131	22,723,369
Nordson Corp.	102,267	24,881,561
Northrop Grumman Corp.	274,115	122,814,485
Otis Worldwide Corp.	788,960	64,876,181
PACCAR, Inc.	658,817	72,015,286
Parker-Hannifin Corp.	243,164	79,271,464
Pentair plc	310,971	17,221,574
Quanta Services, Inc.	270,749	41,205,290
Raytheon Technologies Corp.	2,784,943	278,076,559
Rockwell Automation, Inc.	217,543	61,353,652
Snap-on, Inc.	100,615	25,025,969
Stanley Black & Decker, Inc.	279,776	24,986,795
Textron, Inc.	395,513	28,813,122
The Boeing Co. *	1,061,298	226,056,474
Trane Technologies plc	436,406	78,169,043
TransDigm Group, Inc.	97,822	70,211,740
United Rentals, Inc. *	131,379	57,931,570
W.W. Grainger, Inc.	85,272	50,266,139
Westinghouse Air Brake Technologies Corp.	345,425	35,858,569
Xylem, Inc.	340,755	35,441,928
		3,774,540,754

Commercial & Professional Services 0.8%
Cintas Corp.	163,473	72,539,509
Copart, Inc. *	812,088	54,093,182
CoStar Group, Inc. *	770,407	60,014,705
Equifax, Inc.	231,927	51,534,179
Jacobs Solutions, Inc.	241,019	29,777,898
Leidos Holdings, Inc.	259,187	25,618,043
Republic Services, Inc.	389,468	48,613,396
Robert Half International, Inc.	206,411	17,330,268
Rollins, Inc.	440,663	16,040,133
Verisk Analytics, Inc.	296,270	53,858,923
Waste Management, Inc.	707,693	109,501,338
		538,921,574

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	592,941	58,517,347
Garmin Ltd.	291,087	28,782,683
Hasbro, Inc.	244,612	14,473,692
Lennar Corp., Class A	482,823	49,441,075
Mohawk Industries, Inc. *	100,004	12,006,480
Newell Brands, Inc.	714,214	11,398,855
NIKE, Inc., Class B	2,386,293	303,846,688
NVR, Inc. *	5,682	29,944,140
PulteGroup, Inc.	431,498	24,547,921
Ralph Lauren Corp.	77,386	9,584,256
Tapestry, Inc.	457,926	20,867,688

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
VF Corp.	627,274	19,407,858
Whirlpool Corp.	102,739	15,985,161
		598,803,844

Consumer Services 2.1%
Booking Holdings, Inc. *	73,476	178,847,932
Caesars Entertainment, Inc. *	407,271	21,202,528
Carnival Corp. *	1,900,538	20,563,821
Chipotle Mexican Grill, Inc. *	52,507	86,446,475
Darden Restaurants, Inc.	232,124	34,347,388
Domino’s Pizza, Inc.	67,126	23,695,478
Expedia Group, Inc. *	284,804	32,553,097
Hilton Worldwide Holdings, Inc.	511,997	74,285,645
Las Vegas Sands Corp. *	623,604	36,792,636
Marriott International, Inc., Class A	509,512	88,746,800
McDonald’s Corp.	1,387,544	371,029,266
MGM Resorts International	604,043	25,013,421
Norwegian Cruise Line Holdings Ltd. *	797,079	12,123,572
Royal Caribbean Cruises Ltd. *	415,200	26,963,088
Starbucks Corp.	2,174,528	237,327,986
Wynn Resorts Ltd. *	196,029	20,316,445
Yum! Brands, Inc.	533,497	69,626,693
		1,359,882,271

Diversified Financials 5.4%
American Express Co.	1,132,514	198,110,674
Ameriprise Financial, Inc.	201,698	70,618,504
Berkshire Hathaway, Inc., Class B *	3,413,535	1,063,384,423
BlackRock, Inc.	284,577	216,053,704
Capital One Financial Corp.	722,989	86,035,691
Cboe Global Markets, Inc.	200,547	24,643,215
CME Group, Inc.	681,721	120,432,832
Discover Financial Services	517,680	60,428,786
FactSet Research Systems, Inc.	72,258	30,560,799
Franklin Resources, Inc.	536,992	16,754,150
Intercontinental Exchange, Inc.	1,058,519	113,843,718
Invesco Ltd.	857,761	15,877,156
MarketAxess Holdings, Inc.	71,419	25,985,803
Moody's Corp.	298,564	96,361,531
Morgan Stanley	2,497,776	243,108,538
MSCI, Inc.	151,513	80,538,250
Nasdaq, Inc.	643,030	38,703,976
Northern Trust Corp.	395,539	38,355,417
Raymond James Financial, Inc.	366,118	41,287,127
S&P Global, Inc.	630,991	236,583,766
State Street Corp.	695,279	63,499,831
Synchrony Financial	853,256	31,340,093
T. Rowe Price Group, Inc.	423,750	49,354,163
The Bank of New York Mellon Corp.	1,393,997	70,494,428
The Charles Schwab Corp. (c)	2,876,646	222,709,933
The Goldman Sachs Group, Inc.	641,639	234,717,963
		3,489,784,471

Energy 5.0%
APA Corp.	609,209	27,006,235
Baker Hughes Co.	1,897,178	60,216,430
Chevron Corp.	3,370,340	586,506,567
ConocoPhillips	2,360,852	287,717,033
Coterra Energy, Inc.	1,491,095	37,322,108
Devon Energy Corp.	1,238,458	78,320,084
Diamondback Energy, Inc.	333,850	48,782,162
EOG Resources, Inc.	1,112,919	147,183,538
EQT Corp.	694,462	22,688,074
Exxon Mobil Corp.	7,802,382	905,154,336
Halliburton Co.	1,720,165	70,905,201
SECURITY	NUMBER OF SHARES	VALUE ($)
Hess Corp.	525,757	78,947,671
Kinder Morgan, Inc.	3,746,999	68,570,082
Marathon Oil Corp.	1,203,154	33,050,640
Marathon Petroleum Corp.	887,959	114,120,491
Occidental Petroleum Corp.	1,377,665	89,258,915
ONEOK, Inc.	846,548	57,971,607
Phillips 66	895,427	89,784,465
Pioneer Natural Resources Co.	450,150	103,692,053
Schlumberger Ltd.	2,686,475	153,075,345
Targa Resources Corp.	427,920	32,102,558
The Williams Cos., Inc.	2,307,487	74,393,381
Valero Energy Corp.	730,438	102,283,233
		3,269,052,209

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	838,502	428,591,912
Sysco Corp.	959,802	74,346,263
The Kroger Co.	1,234,081	55,077,035
Walgreens Boots Alliance, Inc.	1,360,687	50,154,923
Walmart, Inc.	2,673,959	384,702,481
		992,872,614

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	3,395,529	152,934,626
Archer-Daniels-Midland Co.	1,040,804	86,230,611
Brown-Forman Corp., Class B	346,423	23,064,843
Campbell Soup Co.	379,077	19,685,469
Conagra Brands, Inc.	906,518	33,713,404
Constellation Brands, Inc., Class A	307,512	71,195,178
General Mills, Inc.	1,124,830	88,141,679
Hormel Foods Corp.	548,942	24,872,562
Kellogg Co.	485,212	33,275,839
Keurig Dr Pepper, Inc.	1,610,039	56,802,176
Lamb Weston Holdings, Inc.	272,810	27,250,991
McCormick & Co., Inc. - Non Voting Shares	473,768	35,589,452
Molson Coors Beverage Co., Class B	354,603	18,645,026
Mondelez International, Inc., Class A	2,587,280	169,311,603
Monster Beverage Corp. *	721,609	75,105,065
PepsiCo, Inc.	2,610,245	446,404,100
Philip Morris International, Inc.	2,937,012	306,154,131
The Coca-Cola Co.	7,373,987	452,172,883
The Hershey Co.	278,555	62,563,453
The JM Smucker Co.	202,030	30,870,184
The Kraft Heinz Co.	1,508,697	61,147,489
Tyson Foods, Inc., Class A	549,738	36,145,274
		2,311,276,038

Health Care Equipment & Services 6.1%
Abbott Laboratories	3,303,052	365,152,399
Align Technology, Inc. *	137,903	37,196,576
AmerisourceBergen Corp.	306,836	51,843,011
Baxter International, Inc.	956,483	43,701,708
Becton, Dickinson & Co.	540,256	136,263,368
Boston Scientific Corp. *	2,712,968	125,474,770
Cardinal Health, Inc.	495,441	38,272,817
Centene Corp. *	1,072,744	81,786,003
Cigna Corp.	579,253	183,432,048
CVS Health Corp.	2,489,267	219,603,135
DaVita, Inc. *	103,669	8,541,289
Dentsply Sirona, Inc.	408,678	15,051,611
DexCom, Inc. *	731,705	78,358,288
Edwards Lifesciences Corp. *	1,170,992	89,815,086
Elevance Health, Inc.	452,464	226,227,475
GE Healthcare, Inc. *	691,027	48,040,197
HCA Healthcare, Inc.	401,666	102,452,947

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Henry Schein, Inc. *	257,888	22,217,051
Hologic, Inc. *	473,503	38,528,939
Humana, Inc.	239,853	122,732,780
IDEXX Laboratories, Inc. *	156,844	75,363,542
Intuitive Surgical, Inc. *	669,402	164,465,377
Laboratory Corp. of America Holdings	168,166	42,398,012
McKesson Corp.	268,674	101,741,470
Medtronic plc	2,517,891	210,722,298
Molina Healthcare, Inc. *	110,433	34,436,322
Quest Diagnostics, Inc.	215,366	31,977,544
ResMed, Inc.	277,451	63,361,485
STERIS plc	189,025	39,035,553
Stryker Corp.	637,965	161,921,897
Teleflex, Inc.	88,531	21,550,216
The Cooper Cos., Inc.	93,654	32,678,690
UnitedHealth Group, Inc.	1,770,145	883,638,683
Universal Health Services, Inc., Class B	121,926	18,070,652
Zimmer Biomet Holdings, Inc.	398,172	50,703,222
		3,966,756,461

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	460,904	37,268,697
Colgate-Palmolive Co.	1,582,353	117,932,769
Kimberly-Clark Corp.	639,330	83,119,293
The Clorox Co.	234,022	33,860,643
The Estee Lauder Cos., Inc., Class A	438,144	121,400,940
The Procter & Gamble Co.	4,489,502	639,215,295
		1,032,797,637

Insurance 2.4%
Aflac, Inc.	1,072,136	78,801,996
American International Group, Inc.	1,407,712	88,995,553
Aon plc, Class A	391,935	124,901,846
Arch Capital Group Ltd. *	699,414	45,007,291
Arthur J. Gallagher & Co.	399,594	78,208,538
Assurant, Inc.	99,739	13,224,394
Brown & Brown, Inc.	445,353	26,079,872
Chubb Ltd.	786,592	178,941,814
Cincinnati Financial Corp.	297,358	33,646,058
Everest Re Group Ltd.	73,948	25,858,876
Globe Life, Inc.	170,839	20,645,893
Lincoln National Corp.	294,121	10,420,707
Loews Corp.	373,602	22,969,051
Marsh & McLennan Cos., Inc.	939,843	164,387,939
MetLife, Inc.	1,248,667	91,177,664
Principal Financial Group, Inc.	430,186	39,813,714
Prudential Financial, Inc.	696,927	73,135,519
The Allstate Corp.	502,507	64,557,074
The Hartford Financial Services Group, Inc.	603,162	46,811,403
The Progressive Corp.	1,108,654	151,164,973
The Travelers Cos., Inc.	444,179	84,891,490
W.R. Berkley Corp.	387,897	27,207,096
Willis Towers Watson plc	205,100	52,134,369
		1,542,983,130

Materials 2.8%
Air Products & Chemicals, Inc.	420,243	134,692,084
Albemarle Corp.	221,947	62,466,983
Amcor plc	2,815,490	33,954,809
Avery Dennison Corp.	153,039	28,991,708
Ball Corp.	596,130	34,718,611
Celanese Corp.	189,058	23,291,946
CF Industries Holdings, Inc.	371,799	31,491,375
SECURITY	NUMBER OF SHARES	VALUE ($)
Corteva, Inc.	1,353,932	87,260,917
Dow, Inc.	1,333,374	79,135,747
DuPont de Nemours, Inc.	941,050	69,590,648
Eastman Chemical Co.	227,701	20,076,397
Ecolab, Inc.	469,403	72,677,667
FMC Corp.	238,296	31,724,346
Freeport-McMoRan, Inc.	2,707,839	120,823,776
International Flavors & Fragrances, Inc.	483,228	54,343,821
International Paper Co.	674,347	28,201,192
Linde plc	936,660	309,978,260
LyondellBasell Industries N.V., Class A	481,173	46,524,617
Martin Marietta Materials, Inc.	117,361	42,207,710
Newmont Corp.	1,503,877	79,600,210
Nucor Corp.	486,047	82,151,664
Packaging Corp. of America	175,567	25,053,411
PPG Industries, Inc.	445,205	58,028,020
Sealed Air Corp.	272,683	14,932,121
Steel Dynamics, Inc.	315,504	38,062,403
The Mosaic Co.	645,130	31,959,740
The Sherwin-Williams Co.	446,771	105,701,551
Vulcan Materials Co.	252,119	46,220,976
Westrock Co.	479,846	18,829,157
		1,812,691,867

Media & Entertainment 6.6%
Activision Blizzard, Inc.	1,349,611	103,339,714
Alphabet, Inc., Class A *	11,315,882	1,118,461,777
Alphabet, Inc., Class C *	10,031,068	1,001,802,761
Charter Communications, Inc., Class A *	203,492	78,204,011
Comcast Corp., Class A	8,172,964	321,606,134
DISH Network Corp., Class A *	474,787	6,832,185
Electronic Arts, Inc.	496,960	63,948,813
Fox Corp., Class A	574,996	19,515,364
Fox Corp., Class B	261,864	8,301,089
Live Nation Entertainment, Inc. *	269,739	21,711,292
Match Group, Inc. *	529,028	28,630,995
Meta Platforms, Inc., Class A *	4,260,109	634,628,438
Netflix, Inc. *	843,089	298,335,474
News Corp., Class A	717,362	14,533,754
News Corp., Class B	225,271	4,604,539
Omnicom Group, Inc.	385,897	33,183,283
Paramount Global, Class B	958,057	22,188,600
Take-Two Interactive Software, Inc. *	298,535	33,803,118
The Interpublic Group of Cos., Inc.	738,103	26,911,235
The Walt Disney Co. *	3,453,735	374,695,710
Warner Bros Discovery, Inc. *	4,191,101	62,112,117
		4,277,350,403

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	3,350,389	495,019,975
Agilent Technologies, Inc.	561,062	85,326,309
Amgen, Inc.	1,010,851	255,138,792
Biogen, Inc. *	272,761	79,346,175
Bio-Rad Laboratories, Inc., Class A *	40,599	18,978,409
Bio-Techne Corp.	297,709	23,715,499
Bristol-Myers Squibb Co.	4,028,170	292,646,551
Catalent, Inc. *	339,712	18,191,578
Charles River Laboratories International, Inc. *	96,190	23,398,218
Danaher Corp.	1,241,376	328,194,987
Eli Lilly & Co.	1,494,127	514,203,807
Gilead Sciences, Inc.	2,376,138	199,453,024
Illumina, Inc. *	297,997	63,830,957
Incyte Corp. *	350,497	29,841,315

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IQVIA Holdings, Inc. *	351,968	80,744,979
Johnson & Johnson	4,953,215	809,454,395
Merck & Co., Inc.	4,803,544	515,948,661
Mettler-Toledo International, Inc. *	42,249	64,764,337
Moderna, Inc. *	625,921	110,199,651
Organon & Co.	484,333	14,592,953
PerkinElmer, Inc.	238,777	32,839,001
Pfizer, Inc.	10,634,428	469,616,340
Regeneron Pharmaceuticals, Inc. *	202,866	153,867,775
Thermo Fisher Scientific, Inc.	743,091	423,807,090
Vertex Pharmaceuticals, Inc. *	486,292	157,120,945
Viatris, Inc.	2,297,997	27,943,644
Waters Corp. *	112,309	36,902,491
West Pharmaceutical Services, Inc.	140,292	37,261,555
Zoetis, Inc.	882,856	146,103,839
		5,508,453,252

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	283,362	45,547,608
American Tower Corp.	882,035	197,037,799
AvalonBay Communities, Inc.	265,522	47,114,224
Boston Properties, Inc.	269,548	20,092,108
Camden Property Trust	201,746	24,857,125
CBRE Group, Inc., Class A *	598,880	51,210,229
Crown Castle, Inc.	820,299	121,494,485
Digital Realty Trust, Inc.	544,503	62,410,934
Equinix, Inc.	175,296	129,391,236
Equity Residential	643,005	40,927,268
Essex Property Trust, Inc.	122,334	27,656,047
Extra Space Storage, Inc.	253,624	40,029,476
Federal Realty Investment Trust	139,223	15,527,541
Healthpeak Properties, Inc.	1,015,625	27,909,375
Host Hotels & Resorts, Inc.	1,358,033	25,598,922
Invitation Homes, Inc.	1,098,644	35,705,930
Iron Mountain, Inc.	552,036	30,130,125
Kimco Realty Corp.	1,173,436	26,355,372
Mid-America Apartment Communities, Inc.	218,844	36,485,672
Prologis, Inc.	1,748,578	226,056,164
Public Storage	299,438	91,130,961
Realty Income Corp.	1,188,037	80,584,550
Regency Centers Corp.	291,951	19,452,695
SBA Communications Corp.	204,513	60,848,753
Simon Property Group, Inc.	619,147	79,535,624
UDR, Inc.	578,402	24,634,141
Ventas, Inc.	758,203	39,282,497
VICI Properties, Inc.	1,824,373	62,357,069
Welltower, Inc.	894,996	67,160,500
Weyerhaeuser Co.	1,397,027	48,099,639
		1,804,624,069

Retailing 5.8%
Advance Auto Parts, Inc.	113,473	17,279,668
Amazon.com, Inc. *	16,814,487	1,734,078,044
AutoZone, Inc. *	35,960	87,701,046
Bath & Body Works, Inc.	433,748	19,956,746
Best Buy Co., Inc.	379,424	33,662,497
CarMax, Inc. *	299,887	21,127,039
Dollar General Corp.	427,347	99,828,259
Dollar Tree, Inc. *	398,769	59,887,128
eBay, Inc.	1,028,667	50,919,017
Etsy, Inc. *	238,569	32,822,323
Genuine Parts Co.	267,222	44,845,196
LKQ Corp.	480,835	28,350,032
Lowe’s Cos., Inc.	1,175,845	244,869,721
O'Reilly Automotive, Inc. *	118,550	93,933,093
Pool Corp.	73,973	28,524,729
SECURITY	NUMBER OF SHARES	VALUE ($)
Ross Stores, Inc.	657,413	77,699,642
Target Corp.	871,866	150,083,013
The Home Depot, Inc.	1,939,408	628,697,891
The TJX Cos., Inc.	2,199,457	180,047,550
Tractor Supply Co.	209,451	47,752,734
Ulta Beauty, Inc. *	97,131	49,921,449
		3,731,986,817

Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. *	3,054,552	229,549,583
Analog Devices, Inc.	974,500	167,097,515
Applied Materials, Inc.	1,629,744	181,700,159
Broadcom, Inc.	767,304	448,880,513
Enphase Energy, Inc. *	257,519	57,009,556
First Solar, Inc. *	187,644	33,325,574
Intel Corp.	7,818,375	220,947,278
KLA Corp.	268,479	105,372,638
Lam Research Corp.	258,352	129,201,835
Microchip Technology, Inc.	1,042,029	80,882,291
Micron Technology, Inc.	2,059,508	124,188,333
Monolithic Power Systems, Inc.	84,465	36,029,390
NVIDIA Corp.	4,717,270	921,613,040
NXP Semiconductors N.V.	490,920	90,481,465
ON Semiconductor Corp. *	819,159	60,167,229
Qorvo, Inc. *	192,456	20,912,269
QUALCOMM, Inc.	2,123,758	282,905,803
Skyworks Solutions, Inc.	303,400	33,273,878
SolarEdge Technologies, Inc. *	105,787	33,759,805
Teradyne, Inc.	295,783	30,081,131
Texas Instruments, Inc.	1,719,504	304,713,304
		3,592,092,589

Software & Services 12.8%
Accenture plc, Class A	1,193,696	333,100,869
Adobe, Inc. *	880,749	326,176,585
Akamai Technologies, Inc. *	298,037	26,510,391
ANSYS, Inc. *	165,178	43,996,812
Autodesk, Inc. *	408,907	87,980,430
Automatic Data Processing, Inc.	785,967	177,479,208
Broadridge Financial Solutions, Inc.	222,904	33,515,845
Cadence Design Systems, Inc. *	519,703	95,017,300
Ceridian HCM Holding, Inc. *	290,530	20,999,508
Cognizant Technology Solutions Corp., Class A	973,622	64,989,269
DXC Technology Co. *	434,833	12,492,752
EPAM Systems, Inc. *	108,950	36,242,218
Fidelity National Information Services, Inc.	1,124,123	84,354,190
Fiserv, Inc. *	1,203,211	128,358,550
FleetCor Technologies, Inc. *	139,715	29,173,889
Fortinet, Inc. *	1,228,407	64,294,822
Gartner, Inc. *	149,721	50,626,659
Gen Digital, Inc.	1,099,186	25,292,270
Global Payments, Inc.	512,244	57,740,144
International Business Machines Corp.	1,712,961	230,787,236
Intuit, Inc.	533,981	225,697,749
Jack Henry & Associates, Inc.	137,855	24,826,307
Mastercard, Inc., Class A	1,608,250	596,017,450
Microsoft Corp.	14,122,584	3,499,717,541
Oracle Corp.	2,911,581	257,558,455
Paychex, Inc.	607,718	70,410,207
Paycom Software, Inc. *	92,149	29,850,747
PayPal Holdings, Inc. *	2,159,724	175,995,909
PTC, Inc. *	199,739	26,940,796
Roper Technologies, Inc.	200,932	85,747,731
Salesforce, Inc. *	1,894,488	318,217,149

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ServiceNow, Inc. *	382,684	174,170,969
Synopsys, Inc. *	289,696	102,479,960
Tyler Technologies, Inc. *	79,041	25,512,064
VeriSign, Inc. *	174,406	38,029,228
Visa, Inc., Class A	3,097,616	713,102,179
		8,293,403,388

Technology Hardware & Equipment 8.1%
Amphenol Corp., Class A	1,127,363	89,929,747
Apple Inc.	28,329,787	4,087,704,966
Arista Networks, Inc. *	468,946	59,096,575
CDW Corp.	256,835	50,347,365
Cisco Systems, Inc.	7,778,887	378,598,430
Corning, Inc.	1,443,611	49,963,377
F5, Inc. *	112,684	16,638,919
Hewlett Packard Enterprise Co.	2,430,716	39,207,449
HP, Inc.	1,679,208	48,932,121
Juniper Networks, Inc.	616,896	19,925,741
Keysight Technologies, Inc. *	338,715	60,748,535
Motorola Solutions, Inc.	316,770	81,413,056
NetApp, Inc.	411,694	27,266,494
Seagate Technology Holdings plc	364,164	24,683,036
TE Connectivity Ltd.	602,378	76,592,363
Teledyne Technologies, Inc. *	88,922	37,726,048
Trimble, Inc. *	467,362	27,135,038
Western Digital Corp. *	602,162	26,465,020
Zebra Technologies Corp., Class A *	97,723	30,898,058
		5,233,272,338

Telecommunication Services 1.2%
AT&T, Inc.	13,502,727	275,050,549
Lumen Technologies, Inc. *	1,791,267	9,404,151
T-Mobile US, Inc. *	1,131,451	168,936,949
Verizon Communications, Inc.	7,957,319	330,785,751
		784,177,400

Transportation 1.7%
Alaska Air Group, Inc. *	241,247	12,385,621
American Airlines Group, Inc. *	1,229,367	19,841,983
C.H. Robinson Worldwide, Inc.	223,414	22,379,380
CSX Corp.	3,982,581	123,141,405
Delta Air Lines, Inc. *	1,215,980	47,544,818
Expeditors International of Washington, Inc.	301,125	32,566,669
FedEx Corp.	453,508	87,917,061
JB Hunt Transport Services, Inc.	157,185	29,715,824
Norfolk Southern Corp.	438,538	107,797,026
Old Dominion Freight Line, Inc.	171,660	57,203,978
Southwest Airlines Co.	1,122,981	40,169,030
Union Pacific Corp.	1,164,713	237,822,748
United Airlines Holdings, Inc. *	619,710	30,341,002
United Parcel Service, Inc., Class B	1,382,684	256,114,557
		1,104,941,102

Utilities 2.9%
Alliant Energy Corp.	475,916	25,713,741
Ameren Corp.	489,633	42,534,419
SECURITY	NUMBER OF SHARES	VALUE ($)
American Electric Power Co., Inc.	973,324	91,453,523
American Water Works Co., Inc.	344,434	53,900,477
Atmos Energy Corp.	265,293	31,182,539
CenterPoint Energy, Inc.	1,192,026	35,903,823
CMS Energy Corp.	549,013	34,692,131
Consolidated Edison, Inc.	672,400	64,086,444
Constellation Energy Corp.	619,714	52,898,787
Dominion Energy, Inc.	1,578,593	100,461,658
DTE Energy Co.	367,556	42,772,492
Duke Energy Corp.	1,458,685	149,442,278
Edison International	723,960	49,880,844
Entergy Corp.	385,370	41,727,864
Evergy, Inc.	435,234	27,267,410
Eversource Energy	659,814	54,322,487
Exelon Corp.	1,881,918	79,398,120
FirstEnergy Corp.	1,028,741	42,126,944
NextEra Energy, Inc.	3,764,549	280,948,292
NiSource, Inc.	766,586	21,272,761
NRG Energy, Inc.	439,013	15,023,025
PG&E Corp. *	3,052,192	48,529,853
Pinnacle West Capital Corp.	215,401	16,058,145
PPL Corp.	1,397,566	41,367,954
Public Service Enterprise Group, Inc.	945,078	58,528,681
Sempra Energy	595,546	95,483,890
The AES Corp.	1,263,337	34,628,067
The Southern Co.	2,062,240	139,572,403
WEC Energy Group, Inc.	597,502	56,159,213
Xcel Energy, Inc.	1,036,432	71,275,429
		1,898,613,694
Total Common Stocks (Cost $30,630,432,974)		64,628,075,620
Total Investments in Securities (Cost $30,630,432,974)		64,628,075,620

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/17/23	1,180	237,917,500	2,775,765

*	Non-income producing security.
(a)	Subsequent to the period ended January 31, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023.
(b)
Subsequent to the period ended January 31, 2023, the Silicon Valley Bank, N.A.
was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy.

(c)	Issuer is affiliated with the fund’s investment adviser.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$226,553,277	$2,643,771	$—	$—	($6,487,115)	$222,709,933	2,876,646	$625,602

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$64,628,075,620	$—	$—	$64,628,075,620
Futures Contracts[2]	2,775,765	—	—	2,775,765
Total	$64,630,851,385	$—	$—	$64,630,851,385

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Investments
Schwab 1000 Index Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.8%
Aptiv plc *	88,378	9,994,668
Autoliv, Inc.	25,473	2,346,573
BorgWarner, Inc.	76,328	3,608,788
Ford Motor Co.	1,291,190	17,443,977
General Motors Co.	464,165	18,250,968
Gentex Corp.	76,436	2,255,626
Harley-Davidson, Inc.	43,452	2,000,095
Lear Corp.	19,329	2,817,782
Lucid Group, Inc. *(a)	191,372	2,237,139
Rivian Automotive, Inc., Class A *	179,118	3,474,889
Tesla, Inc. *	877,192	151,947,198
Thor Industries, Inc.	17,593	1,677,141
		218,054,844

Banks 4.0%
Bank of America Corp.	2,281,036	80,931,157
Bank OZK	36,194	1,652,980
BOK Financial Corp.	9,558	960,579
Cadence Bank	59,396	1,519,350
Citigroup, Inc.	632,781	33,043,824
Citizens Financial Group, Inc.	160,519	6,953,683
Comerica, Inc.	42,709	3,130,997
Commerce Bancshares, Inc.	37,391	2,488,745
Cullen/Frost Bankers, Inc.	20,943	2,728,454
East West Bancorp, Inc.	46,013	3,612,941
Essent Group Ltd.	35,034	1,542,547
F.N.B. Corp.	114,430	1,632,916
Fifth Third Bancorp	224,092	8,132,299
First Citizens BancShares, Inc., Class A	3,889	3,024,398
First Financial Bankshares, Inc.	42,182	1,502,523
First Horizon Corp.	175,717	4,345,481
First Interstate BancSystem, Inc., Class A	28,971	1,039,479
First Republic Bank	59,762	8,419,271
Glacier Bancorp, Inc.	36,125	1,646,939
Home BancShares, Inc.	62,038	1,480,847
Huntington Bancshares, Inc.	472,136	7,162,303
JPMorgan Chase & Co.	958,537	134,156,838
KeyCorp	305,853	5,869,319
M&T Bank Corp.	56,364	8,792,784
MGIC Investment Corp.	96,661	1,364,853
New York Community Bancorp, Inc.	222,927	2,227,041
Old National Bancorp	95,535	1,671,862
Pinnacle Financial Partners, Inc.	25,092	1,975,493
Popular, Inc.	23,499	1,612,971
Prosperity Bancshares, Inc.	29,960	2,272,766
Regions Financial Corp.	305,261	7,185,844
ServisFirst Bancshares, Inc.	15,982	1,089,653
Signature Bank (b)	20,512	2,645,022
SECURITY	NUMBER OF SHARES	VALUE ($)
SouthState Corp.	24,727	1,968,269
SVB Financial Group *(c)	19,286	5,832,858
Synovus Financial Corp.	47,902	2,009,489
The PNC Financial Services Group, Inc.	131,804	21,804,336
Truist Financial Corp.	433,834	21,427,061
U.S. Bancorp	442,023	22,012,745
UMB Financial Corp.	14,165	1,277,541
United Bankshares, Inc.	43,908	1,765,102
Valley National Bancorp	137,143	1,629,259
Webster Financial Corp.	57,017	3,001,945
Wells Fargo & Co.	1,245,343	58,369,226
Western Alliance Bancorp	35,470	2,673,374
Wintrust Financial Corp.	19,780	1,809,277
Zions Bancorp NA	49,006	2,605,159
		496,001,800

Capital Goods 6.2%
3M Co.	180,639	20,787,936
A.O. Smith Corp.	41,237	2,791,745
Acuity Brands, Inc.	10,540	1,987,001
Advanced Drainage Systems, Inc.	20,966	2,114,211
AECOM	45,704	3,988,588
AGCO Corp.	20,208	2,791,331
Allegion plc	28,759	3,380,620
AMETEK, Inc.	74,999	10,868,855
Axon Enterprise, Inc. *	22,044	4,308,279
Bloom Energy Corp., Class A *	59,180	1,475,357
Builders FirstSource, Inc. *	48,163	3,838,591
BWX Technologies, Inc.	29,879	1,818,436
Carlisle Cos., Inc.	16,882	4,235,019
Carrier Global Corp.	272,952	12,427,505
Caterpillar, Inc.	170,020	42,894,346
ChargePoint Holdings, Inc. *(a)	84,637	1,027,493
Chart Industries, Inc. *	13,710	1,836,866
Crane Holdings Co.	15,679	1,817,353
Cummins, Inc.	46,035	11,487,574
Curtiss-Wright Corp.	12,541	2,079,298
Deere & Co.	89,729	37,941,010
Donaldson Co., Inc.	40,226	2,508,091
Dover Corp.	45,983	6,981,599
Eaton Corp. plc	129,924	21,074,972
EMCOR Group, Inc.	15,551	2,305,436
Emerson Electric Co.	193,162	17,427,076
Evoqua Water Technologies Corp. *	39,594	1,920,705
Fastenal Co.	187,479	9,477,063
Fortive Corp.	115,378	7,849,165
Fortune Brands Innovations, Inc.	42,029	2,711,291
Generac Holdings, Inc. *	20,830	2,512,098
General Dynamics Corp.	73,517	17,133,872
General Electric Co.	357,113	28,740,454
Graco, Inc.	55,080	3,763,066
HEICO Corp.	12,866	2,199,443
HEICO Corp., Class A	22,829	3,051,781
Hexcel Corp.	27,397	1,933,680

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell International, Inc.	219,651	45,792,840
Howmet Aerospace, Inc.	120,763	4,913,846
Hubbell, Inc.	17,590	4,026,527
Huntington Ingalls Industries, Inc.	13,066	2,881,576
IDEX Corp.	24,676	5,914,344
Illinois Tool Works, Inc.	91,298	21,549,980
Ingersoll Rand, Inc.	132,589	7,424,984
ITT, Inc.	27,189	2,490,240
Johnson Controls International plc	224,950	15,649,771
L3Harris Technologies, Inc.	62,238	13,369,967
Lennox International, Inc.	10,522	2,742,244
Lincoln Electric Holdings, Inc.	18,886	3,151,507
Lockheed Martin Corp.	76,196	35,298,559
Masco Corp.	73,638	3,917,542
MasTec, Inc. *	19,359	1,901,635
Masterbrand, Inc. *	42,420	390,264
MDU Resources Group, Inc.	66,130	2,044,078
Nordson Corp.	17,593	4,280,377
Northrop Grumman Corp.	47,263	21,175,715
nVent Electric plc	54,686	2,173,768
Oshkosh Corp.	21,236	2,140,164
Otis Worldwide Corp.	136,272	11,205,647
Owens Corning	30,507	2,948,502
PACCAR, Inc.	113,537	12,410,729
Parker-Hannifin Corp.	41,928	13,668,528
Parsons Corp. *	10,807	470,321
Pentair plc	54,001	2,990,575
Plug Power, Inc. *	172,188	2,930,640
Quanta Services, Inc.	46,771	7,118,078
Raytheon Technologies Corp.	480,326	47,960,551
RBC Bearings, Inc. *	9,507	2,319,423
Regal Rexnord Corp.	21,695	3,019,944
Rockwell Automation, Inc.	37,522	10,582,330
Sensata Technologies Holding plc	50,073	2,546,212
SiteOne Landscape Supply, Inc. *	14,826	2,246,287
Snap-on, Inc.	17,404	4,328,897
Stanley Black & Decker, Inc.	48,259	4,310,011
Sunrun, Inc. *	69,213	1,818,918
Textron, Inc.	68,403	4,983,159
The Boeing Co. *	183,097	38,999,661
The Middleby Corp. *	17,694	2,750,532
The Timken Co.	21,550	1,774,642
The Toro Co.	34,083	3,800,936
Trane Technologies plc	75,193	13,468,570
TransDigm Group, Inc.	16,882	12,117,055
Trex Co., Inc. *	35,957	1,895,653
UFP Industries, Inc.	20,143	1,884,378
United Rentals, Inc. *	22,667	9,995,014
Univar Solutions, Inc. *	53,650	1,849,852
Valmont Industries, Inc.	6,963	2,295,910
Vertiv Holdings Co.	99,551	1,415,615
W.W. Grainger, Inc.	14,674	8,650,030
Watsco, Inc.	10,829	3,111,930
WESCO International, Inc. *	14,563	2,170,033
Westinghouse Air Brake Technologies Corp.	59,377	6,163,926
WillScot Mobile Mini Holdings Corp. *	68,435	3,316,360
Woodward, Inc.	19,749	2,019,533
Xylem, Inc.	59,045	6,141,270
Zurn Elkay Water Solutions Corp.	47,551	1,039,465
		773,436,251

Commercial & Professional Services 1.0%
ASGN, Inc. *	16,309	1,483,304
Booz Allen Hamilton Holding Corp.	43,342	4,101,887
CACI International, Inc., Class A *	7,688	2,368,596
SECURITY	NUMBER OF SHARES	VALUE ($)
Casella Waste Systems, Inc., Class A *	16,536	1,324,864
Cintas Corp.	28,179	12,504,149
Clarivate plc *	140,745	1,565,084
Clean Harbors, Inc. *	16,507	2,150,862
Copart, Inc. *	139,953	9,322,269
CoStar Group, Inc. *	133,143	10,371,840
Driven Brands Holdings, Inc. *	17,974	524,661
Dun & Bradstreet Holdings, Inc.	70,789	1,037,059
Equifax, Inc.	39,935	8,873,557
Exponent, Inc.	16,660	1,708,316
FTI Consulting, Inc. *	11,303	1,803,055
IAA, Inc. *	43,595	1,819,219
Insperity, Inc.	11,710	1,294,541
Jacobs Solutions, Inc.	41,730	5,155,741
KBR, Inc.	44,947	2,302,635
Leidos Holdings, Inc.	44,608	4,409,055
MSA Safety, Inc.	12,118	1,652,774
Republic Services, Inc.	67,166	8,383,660
Robert Half International, Inc.	35,475	2,978,481
Rollins, Inc.	75,436	2,745,870
Science Applications International Corp.	17,981	1,866,068
Stericycle, Inc. *	30,055	1,617,260
Tetra Tech, Inc.	17,398	2,705,737
TransUnion	63,137	4,530,080
TriNet Group, Inc. *	11,827	892,347
Verisk Analytics, Inc.	51,069	9,283,834
Waste Management, Inc.	121,988	18,875,203
		129,652,008

Consumer Durables & Apparel 1.1%
Brunswick Corp.	23,632	1,992,887
Capri Holdings Ltd. *	42,259	2,809,801
Columbia Sportswear Co.	11,637	1,115,988
Crocs, Inc. *	20,274	2,468,765
D.R. Horton, Inc.	102,405	10,106,349
Deckers Outdoor Corp. *	8,666	3,704,542
Garmin Ltd.	50,164	4,960,216
Hasbro, Inc.	42,303	2,503,069
Leggett & Platt, Inc.	43,179	1,578,624
Lennar Corp., Class A	83,312	8,531,149
Lululemon Athletica, Inc. *	37,975	11,653,768
Mattel, Inc. *	115,874	2,370,782
Mohawk Industries, Inc. *	17,173	2,061,790
Newell Brands, Inc.	123,952	1,978,274
NIKE, Inc., Class B	411,570	52,405,208
NVR, Inc. *	979	5,159,330
Polaris, Inc.	17,819	2,046,334
PulteGroup, Inc.	74,429	4,234,266
Skechers U.S.A., Inc., Class A *	43,786	2,108,296
Tapestry, Inc.	78,909	3,595,883
Tempur Sealy International, Inc.	56,111	2,286,523
Toll Brothers, Inc.	34,497	2,052,227
TopBuild Corp. *	10,503	2,101,230
VF Corp.	107,903	3,338,519
Whirlpool Corp.	17,810	2,771,058
		139,934,878

Consumer Services 2.3%
ADT, Inc.	69,869	614,149
Airbnb, Inc., Class A *	130,015	14,445,967
Aramark	84,397	3,758,198
Booking Holdings, Inc. *	12,677	30,857,086
Boyd Gaming Corp.	25,585	1,594,201
Caesars Entertainment, Inc. *	69,957	3,641,961
Carnival Corp. *	327,037	3,538,540

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Chipotle Mexican Grill, Inc. *	9,058	14,912,910
Choice Hotels International, Inc.	9,006	1,106,747
Churchill Downs, Inc.	10,758	2,669,060
Darden Restaurants, Inc.	40,066	5,928,566
Domino’s Pizza, Inc.	11,603	4,095,859
DraftKings, Inc., Class A *	146,478	2,195,705
Expedia Group, Inc. *	49,091	5,611,101
H&R Block, Inc.	50,812	1,980,652
Hilton Grand Vacations, Inc. *	26,057	1,234,060
Hilton Worldwide Holdings, Inc.	88,395	12,825,231
Hyatt Hotels Corp., Class A *	15,789	1,722,896
Las Vegas Sands Corp. *	107,433	6,338,547
Light & Wonder, Inc., Class A *	30,753	2,006,633
Marriott International, Inc., Class A	87,919	15,313,731
Marriott Vacations Worldwide Corp.	12,420	1,987,697
McDonald’s Corp.	239,306	63,990,424
MGM Resorts International	104,409	4,323,577
Norwegian Cruise Line Holdings Ltd. *	137,825	2,096,318
Penn Entertainment, Inc. *	50,993	1,807,702
Planet Fitness, Inc., Class A *	27,372	2,317,040
Royal Caribbean Cruises Ltd. *	71,618	4,650,873
Service Corp. International	50,264	3,727,076
Starbucks Corp.	375,071	40,935,249
Texas Roadhouse, Inc.	21,891	2,198,513
The Wendy's Co.	55,855	1,245,566
Vail Resorts, Inc.	13,135	3,445,836
Wyndham Hotels & Resorts, Inc.	28,592	2,216,166
Wynn Resorts Ltd. *	33,864	3,509,665
Yum! Brands, Inc.	91,958	12,001,439
		286,844,941

Diversified Financials 5.7%
Affiliated Managers Group, Inc.	12,191	2,105,873
AGNC Investment Corp.	187,763	2,178,051
Ally Financial, Inc.	97,515	3,168,262
American Express Co.	195,377	34,177,299
Ameriprise Financial, Inc.	34,776	12,175,773
Annaly Capital Management, Inc.	152,678	3,583,353
Apollo Global Management, Inc.	142,079	10,056,352
Ares Management Corp., Class A	51,138	4,243,943
Berkshire Hathaway, Inc., Class B *	588,805	183,424,534
BlackRock, Inc.	49,099	37,276,452
Blackstone Mortgage Trust, Inc., Class A	55,475	1,322,524
Blackstone, Inc.	229,467	22,019,653
Blue Owl Capital, Inc.	115,851	1,457,406
Capital One Financial Corp.	124,761	14,846,559
Cboe Global Markets, Inc.	34,632	4,255,580
CME Group, Inc.	117,617	20,778,219
Coinbase Global, Inc., Class A *(a)	51,738	3,025,638
Credit Acceptance Corp. *	1,984	917,878
Discover Financial Services	89,376	10,432,860
Equitable Holdings, Inc.	112,050	3,593,443
FactSet Research Systems, Inc.	12,448	5,264,757
Franklin Resources, Inc.	93,409	2,914,361
Interactive Brokers Group, Inc., Class A	33,618	2,687,423
Intercontinental Exchange, Inc.	182,646	19,643,577
Invesco Ltd.	148,981	2,757,638
Jefferies Financial Group, Inc.	60,084	2,360,100
KKR & Co., Inc.	188,487	10,519,459
LPL Financial Holdings, Inc.	26,075	6,182,904
MarketAxess Holdings, Inc.	12,285	4,469,897
Moody's Corp.	51,505	16,623,239
Morgan Stanley	430,865	41,936,090
Morningstar, Inc.	8,194	1,990,159
MSCI, Inc.	26,141	13,895,510
SECURITY	NUMBER OF SHARES	VALUE ($)
Nasdaq, Inc.	110,902	6,675,191
Northern Trust Corp.	67,922	6,586,396
OneMain Holdings, Inc.	40,268	1,737,162
Raymond James Financial, Inc.	63,150	7,121,425
Rithm Capital Corp.	155,711	1,465,240
Robinhood Markets, Inc., Class A *	164,446	1,711,883
S&P Global, Inc.	108,855	40,814,094
SEI Investments Co.	33,605	2,097,960
SoFi Technologies, Inc. *	264,905	1,835,792
Starwood Property Trust, Inc.	100,867	2,107,112
State Street Corp.	119,797	10,941,060
Stifel Financial Corp.	34,901	2,352,676
Synchrony Financial	147,620	5,422,083
T. Rowe Price Group, Inc.	73,097	8,513,608
The Bank of New York Mellon Corp.	240,365	12,155,258
The Carlyle Group, Inc.	70,775	2,545,777
The Charles Schwab Corp. (d)	495,847	38,388,475
The Goldman Sachs Group, Inc.	110,642	40,473,950
Tradeweb Markets, Inc., Class A	36,338	2,708,634
Voya Financial, Inc.	31,957	2,229,640
		704,168,182

Energy 5.0%
Antero Resources Corp. *	90,270	2,603,387
APA Corp.	105,387	4,671,806
Baker Hughes Co.	326,819	10,373,235
ChampionX Corp.	65,582	2,165,518
Cheniere Energy, Inc.	81,259	12,415,563
Chesapeake Energy Corp.	35,006	3,035,720
Chevron Corp.	581,293	101,156,608
Chord Energy Corp.	13,550	1,942,122
Civitas Resources, Inc.	16,937	1,127,157
Comstock Resources, Inc.	29,735	361,280
ConocoPhillips	407,165	49,621,199
Coterra Energy, Inc.	257,858	6,454,186
Denbury, Inc. *	16,235	1,408,873
Devon Energy Corp.	213,606	13,508,443
Diamondback Energy, Inc.	57,434	8,392,256
DTE Midstream LLC *	31,576	1,725,944
EOG Resources, Inc.	191,981	25,389,487
EQT Corp.	120,358	3,932,096
Exxon Mobil Corp.	1,345,726	156,117,673
Halliburton Co.	296,732	12,231,293
Helmerich & Payne, Inc.	34,416	1,667,111
Hess Corp.	90,687	13,617,560
HF Sinclair Corp.	43,880	2,496,772
Kinder Morgan, Inc.	646,361	11,828,406
Magnolia Oil & Gas Corp., Class A	54,893	1,296,024
Marathon Oil Corp.	207,749	5,706,865
Marathon Petroleum Corp.	153,062	19,671,528
Matador Resources Co.	36,679	2,426,683
Murphy Oil Corp.	47,728	2,081,418
New Fortress Energy, Inc.	15,611	605,551
NOV, Inc.	128,461	3,139,587
Occidental Petroleum Corp.	237,570	15,392,160
ONEOK, Inc.	145,991	9,997,464
Ovintiv, Inc.	81,222	3,998,559
PBF Energy, Inc., Class A	37,285	1,565,597
PDC Energy, Inc.	30,122	2,040,163
Phillips 66	154,382	15,479,883
Pioneer Natural Resources Co.	77,668	17,890,824
Range Resources Corp.	78,667	1,968,248
Schlumberger Ltd.	463,398	26,404,418
SM Energy Co.	40,061	1,316,805
Southwestern Energy Co. *	359,892	1,986,604
Targa Resources Corp.	74,187	5,565,509
Texas Pacific Land Corp.	2,022	4,035,609
The Williams Cos., Inc.	398,059	12,833,422

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Valero Energy Corp.	125,936	17,634,818
Vitesse Energy, Inc. *	7,146	114,050
		621,395,484

Food & Staples Retailing 1.5%
Albertsons Cos., Inc., Class A	52,139	1,105,347
BJ's Wholesale Club Holdings, Inc. *	44,240	3,206,073
Casey's General Stores, Inc.	12,222	2,883,292
Costco Wholesale Corp.	144,663	73,943,046
Performance Food Group Co. *	50,859	3,118,674
Sysco Corp.	165,623	12,829,158
The Kroger Co.	212,753	9,495,166
U.S. Foods Holding Corp. *	66,632	2,540,678
Walgreens Boots Alliance, Inc.	234,300	8,636,298
Walmart, Inc.	461,230	66,357,160
		184,114,892

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	585,738	26,381,640
Archer-Daniels-Midland Co.	179,500	14,871,575
Brown-Forman Corp., Class B	59,695	3,974,493
Bunge Ltd.	49,012	4,857,089
Campbell Soup Co.	65,935	3,424,005
Celsius Holdings, Inc. *	13,270	1,331,246
Conagra Brands, Inc.	157,007	5,839,090
Constellation Brands, Inc., Class A	53,037	12,279,126
Darling Ingredients, Inc. *	52,371	3,471,674
Flowers Foods, Inc.	62,916	1,742,144
General Mills, Inc.	193,833	15,188,754
Hormel Foods Corp.	94,751	4,293,168
Ingredion, Inc.	21,414	2,201,359
Kellogg Co.	83,379	5,718,132
Keurig Dr Pepper, Inc.	277,967	9,806,676
Lamb Weston Holdings, Inc.	46,914	4,686,239
Lancaster Colony Corp.	6,463	1,240,314
McCormick & Co., Inc. - Non Voting Shares	81,984	6,158,638
Molson Coors Beverage Co., Class B	61,580	3,237,876
Mondelez International, Inc., Class A	446,356	29,209,537
Monster Beverage Corp. *	124,458	12,953,589
National Beverage Corp. *	7,583	335,169
PepsiCo, Inc.	450,173	76,988,586
Philip Morris International, Inc.	506,584	52,806,316
Pilgrim's Pride Corp. *	14,613	354,804
Post Holdings, Inc. *	17,763	1,686,597
Seaboard Corp.	83	325,402
The Coca-Cola Co.	1,271,829	77,988,554
The Hershey Co.	47,989	10,778,329
The JM Smucker Co.	34,810	5,318,968
The Kraft Heinz Co.	260,433	10,555,349
Tyson Foods, Inc., Class A	94,718	6,227,709
		416,232,147

Health Care Equipment & Services 6.0%
Abbott Laboratories	569,879	63,000,123
Acadia Healthcare Co., Inc. *	29,743	2,499,007
agilon health, Inc. *	64,395	1,401,235
Align Technology, Inc. *	23,766	6,410,403
AmerisourceBergen Corp.	52,960	8,948,122
AMN Healthcare Services, Inc. *	14,076	1,349,044
Baxter International, Inc.	164,382	7,510,614
Becton, Dickinson & Co.	93,228	23,513,966
Boston Scientific Corp. *	468,205	21,654,481
Cardinal Health, Inc.	85,811	6,628,900
Centene Corp. *	185,042	14,107,602
Chemed Corp.	4,872	2,461,042
SECURITY	NUMBER OF SHARES	VALUE ($)
Cigna Corp.	99,904	31,636,600
CVS Health Corp.	429,514	37,891,725
DaVita, Inc. *	17,879	1,473,051
Dentsply Sirona, Inc.	70,094	2,581,562
DexCom, Inc. *	126,250	13,520,112
Edwards Lifesciences Corp. *	202,010	15,494,167
Elevance Health, Inc.	78,064	39,031,219
Encompass Health Corp.	32,517	2,030,687
Envista Holdings Corp. *	53,086	2,069,823
GE Healthcare, Inc. *	119,177	8,285,185
Globus Medical, Inc., Class A *	25,179	1,901,014
Guardant Health, Inc. *	33,387	1,049,353
HCA Healthcare, Inc.	69,319	17,681,197
HealthEquity, Inc. *	27,615	1,680,373
Henry Schein, Inc. *	44,497	3,833,417
Hologic, Inc. *	81,802	6,656,229
Humana, Inc.	41,381	21,174,658
IDEXX Laboratories, Inc. *	27,068	13,006,174
Inspire Medical Systems, Inc. *	9,428	2,385,850
Insulet Corp. *	22,742	6,534,231
Intuitive Surgical, Inc. *	115,534	28,385,548
iRhythm Technologies, Inc. *	9,810	964,323
Laboratory Corp. of America Holdings	29,024	7,317,531
Lantheus Holdings, Inc. *	22,460	1,291,450
LHC Group, Inc. *	10,122	1,605,349
Masimo Corp. *	15,738	2,676,719
McKesson Corp.	46,320	17,540,458
Medtronic plc	434,508	36,363,974
Molina Healthcare, Inc. *	19,073	5,947,534
Novocure Ltd. *	29,347	2,675,859
Oak Street Health, Inc. *	37,805	1,098,613
Omnicell, Inc. *	14,509	804,814
Option Care Health, Inc. *	50,500	1,457,935
Penumbra, Inc. *	12,346	3,091,562
Premier, Inc., Class A	38,461	1,283,059
Privia Health Group, Inc. *	16,001	432,667
Quest Diagnostics, Inc.	37,099	5,508,460
QuidelOrtho Corp. *	17,421	1,491,412
R1 RCM, Inc. *	44,028	630,041
ResMed, Inc.	47,854	10,928,418
Shockwave Medical, Inc. *	11,745	2,207,238
Signify Health, Inc., Class A *	22,500	640,350
STAAR Surgical Co. *	15,532	1,095,783
STERIS plc	32,684	6,749,573
Stryker Corp.	110,113	27,947,781
Teladoc Health, Inc. *	53,417	1,570,460
Teleflex, Inc.	15,346	3,735,523
Tenet Healthcare Corp. *	35,279	1,935,053
The Cooper Cos., Inc.	16,077	5,609,748
The Ensign Group, Inc.	18,065	1,684,561
UnitedHealth Group, Inc.	305,355	152,430,162
Universal Health Services, Inc., Class B	20,945	3,104,258
Veeva Systems, Inc., Class A *	46,012	7,847,347
Zimmer Biomet Holdings, Inc.	68,605	8,736,161
		746,190,890

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	79,519	6,429,906
Colgate-Palmolive Co.	272,877	20,337,523
Coty, Inc., Class A *	119,241	1,187,640
Kimberly-Clark Corp.	110,250	14,333,603
Olaplex Holdings, Inc. *	27,559	173,897
Reynolds Consumer Products, Inc.	17,599	523,922
The Clorox Co.	40,195	5,815,815

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Estee Lauder Cos., Inc., Class A	75,566	20,937,827
The Procter & Gamble Co.	774,492	110,272,171
		180,012,304

Insurance 2.5%
Aflac, Inc.	184,799	13,582,727
American Financial Group, Inc.	22,830	3,255,330
American International Group, Inc.	242,606	15,337,551
Aon plc, Class A	67,559	21,529,702
Arch Capital Group Ltd. *	120,734	7,769,233
Arthur J. Gallagher & Co.	68,913	13,487,652
Assurant, Inc.	17,377	2,304,017
Axis Capital Holdings Ltd.	25,175	1,575,200
Brown & Brown, Inc.	76,528	4,481,480
Chubb Ltd.	135,615	30,851,056
Cincinnati Financial Corp.	51,449	5,821,454
CNA Financial Corp.	8,710	379,408
Erie Indemnity Co., Class A	8,115	1,982,900
Everest Re Group Ltd.	12,828	4,485,823
F&G Annuities & Life, Inc.	6,134	131,636
Fidelity National Financial, Inc.	88,608	3,901,410
First American Financial Corp.	33,953	2,100,672
Globe Life, Inc.	29,671	3,585,740
Kinsale Capital Group, Inc.	7,044	1,961,331
Lincoln National Corp.	50,488	1,788,790
Loews Corp.	64,351	3,956,300
Markel Corp. *	4,402	6,202,330
Marsh & McLennan Cos., Inc.	162,111	28,354,835
MetLife, Inc.	215,297	15,720,987
Old Republic International Corp.	92,657	2,445,218
Primerica, Inc.	11,903	1,925,310
Principal Financial Group, Inc.	74,548	6,899,417
Prudential Financial, Inc.	120,220	12,615,887
Reinsurance Group of America, Inc.	21,883	3,321,183
RenaissanceRe Holdings Ltd.	14,352	2,808,543
RLI Corp.	13,205	1,749,002
Ryan Specialty Holdings, Inc., Class A *	27,067	1,153,596
Selective Insurance Group, Inc.	19,704	1,871,880
The Allstate Corp.	86,806	11,151,967
The Hanover Insurance Group, Inc.	11,628	1,564,896
The Hartford Financial Services Group, Inc.	103,842	8,059,178
The Progressive Corp.	191,203	26,070,529
The Travelers Cos., Inc.	76,528	14,626,031
Unum Group	61,506	2,585,097
W.R. Berkley Corp.	66,741	4,681,214
Willis Towers Watson plc	35,326	8,979,516
		307,056,028

Materials 3.0%
Air Products & Chemicals, Inc.	72,449	23,220,629
Albemarle Corp.	38,280	10,773,906
Alcoa Corp.	57,473	3,002,390
Amcor plc	485,499	5,855,118
AptarGroup, Inc.	21,292	2,462,207
Ashland, Inc.	16,204	1,770,611
Avery Dennison Corp.	26,488	5,017,887
Axalta Coating Systems Ltd. *	71,862	2,163,046
Balchem Corp.	10,470	1,367,696
Ball Corp.	102,871	5,991,207
Berry Global Group, Inc.	40,818	2,519,695
Celanese Corp.	32,644	4,021,741
CF Industries Holdings, Inc.	64,149	5,433,420
Cleveland-Cliffs, Inc. *	169,109	3,610,477
Commercial Metals Co.	38,241	2,075,339
Corteva, Inc.	233,338	15,038,634
SECURITY	NUMBER OF SHARES	VALUE ($)
Crown Holdings, Inc.	39,283	3,463,189
Dow, Inc.	230,261	13,665,990
DuPont de Nemours, Inc.	162,103	11,987,517
Eagle Materials, Inc.	12,086	1,765,523
Eastman Chemical Co.	39,351	3,469,578
Ecolab, Inc.	81,093	12,555,629
Element Solutions, Inc.	74,082	1,517,199
FMC Corp.	41,191	5,483,758
Freeport-McMoRan, Inc.	467,038	20,839,236
Graphic Packaging Holding Co.	100,515	2,421,406
Huntsman Corp.	58,783	1,862,833
International Flavors & Fragrances, Inc.	83,266	9,364,094
International Paper Co.	116,535	4,873,494
Linde plc	161,530	53,456,738
Livent Corp. *	58,549	1,517,590
LyondellBasell Industries N.V., Class A	82,806	8,006,512
Martin Marietta Materials, Inc.	20,316	7,306,446
MP Materials Corp. *	30,162	980,567
Newmont Corp.	259,308	13,725,172
Nucor Corp.	83,763	14,157,622
Olin Corp.	41,671	2,691,530
Packaging Corp. of America	30,153	4,302,833
PPG Industries, Inc.	76,763	10,005,289
Reliance Steel & Aluminum Co.	19,188	4,364,311
Royal Gold, Inc.	21,480	2,728,604
RPM International, Inc.	42,304	3,803,553
Sealed Air Corp.	47,159	2,582,427
Silgan Holdings, Inc.	27,344	1,473,568
Sonoco Products Co.	31,686	1,936,332
Steel Dynamics, Inc.	54,615	6,588,754
The Chemours Co.	48,910	1,779,835
The Mosaic Co.	111,538	5,525,593
The Sherwin-Williams Co.	77,067	18,233,282
United States Steel Corp.	76,719	2,185,724
Valvoline, Inc.	57,811	2,119,351
Vulcan Materials Co.	43,436	7,963,122
Westlake Corp.	11,307	1,387,934
Westrock Co.	83,492	3,276,226
		369,692,364

Media & Entertainment 6.3%
Activision Blizzard, Inc.	232,876	17,831,315
Alphabet, Inc., Class A *	1,951,937	192,929,453
Alphabet, Inc., Class C *	1,730,312	172,806,259
AMC Entertainment Holdings, Inc., Class A *(a)	170,145	910,276
Cable One, Inc.	1,583	1,250,380
Charter Communications, Inc., Class A *	35,102	13,490,050
Comcast Corp., Class A	1,409,654	55,469,885
DISH Network Corp., Class A *	82,957	1,193,751
Electronic Arts, Inc.	85,599	11,014,879
Endeavor Group Holdings, Inc., Class A *	56,036	1,256,887
Fox Corp., Class A	99,012	3,360,467
Fox Corp., Class B	45,671	1,447,771
Getty Images Holdings, Inc. *	9,491	60,363
IAC, Inc. *	25,564	1,444,366
Liberty Broadband Corp., Class C *	39,159	3,515,695
Liberty Media Corp. - Liberty Formula One, Class C *	67,488	4,778,150
Liberty Media Corp. - Liberty SiriusXM, Class C *	50,078	2,018,143
Live Nation Entertainment, Inc. *	46,450	3,738,760
Match Group, Inc. *	91,097	4,930,170

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Meta Platforms, Inc., Class A *	734,913	109,479,990
Netflix, Inc. *	145,440	51,465,398
News Corp., Class A	125,701	2,546,702
Nexstar Media Group, Inc., Class A	12,355	2,529,933
Omnicom Group, Inc.	66,716	5,736,909
Paramount Global, Class B	164,988	3,821,122
Pinterest, Inc., Class A *	192,077	5,049,704
Playtika Holding Corp. *	29,626	310,777
ROBLOX Corp., Class A *	118,784	4,419,953
Roku, Inc. *	40,107	2,306,153
Sirius XM Holdings, Inc. (a)	230,207	1,332,899
Snap, Inc., Class A *	326,988	3,779,981
Take-Two Interactive Software, Inc. *	51,584	5,840,856
TEGNA, Inc.	73,064	1,456,166
The Interpublic Group of Cos., Inc.	126,471	4,611,133
The New York Times Co., Class A	53,949	1,879,583
The Trade Desk, Inc., Class A *	145,697	7,386,838
The Walt Disney Co. *	595,826	64,641,163
Warner Bros Discovery, Inc. *	722,080	10,701,226
ZoomInfo Technologies, Inc. *	88,312	2,493,048
		785,236,554

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	577,981	85,396,693
Agilent Technologies, Inc.	96,769	14,716,630
Alnylam Pharmaceuticals, Inc. *	40,231	9,108,298
Amgen, Inc.	174,377	44,012,755
Apellis Pharmaceuticals, Inc. *	30,340	1,599,828
Arrowhead Pharmaceuticals, Inc. *	34,273	1,199,212
Avantor, Inc. *	220,214	5,263,115
Biogen, Inc. *	47,035	13,682,481
Biohaven Ltd. *	21,168	404,097
BioMarin Pharmaceutical, Inc. *	60,685	7,000,015
Bio-Rad Laboratories, Inc., Class A *	7,074	3,306,812
Bio-Techne Corp.	51,444	4,098,029
Blueprint Medicines Corp. *	19,591	915,683
Bristol-Myers Squibb Co.	694,940	50,487,391
Bruker Corp.	32,762	2,297,271
Catalent, Inc. *	58,413	3,128,016
Cerevel Therapeutics Holdings, Inc. *	20,827	711,242
Charles River Laboratories International, Inc. *	16,680	4,057,410
CRISPR Therapeutics AG *	25,451	1,298,510
Cytokinetics, Inc. *	30,754	1,306,430
Danaher Corp.	214,145	56,615,655
Elanco Animal Health, Inc. *	145,398	1,996,315
Eli Lilly & Co.	257,728	88,697,091
Exact Sciences Corp. *	57,870	3,907,382
Exelixis, Inc. *	105,582	1,860,355
Gilead Sciences, Inc.	409,956	34,411,707
Halozyme Therapeutics, Inc. *	44,145	2,285,387
Horizon Therapeutics plc *	74,189	8,140,017
Illumina, Inc. *	51,373	11,004,097
Incyte Corp. *	60,360	5,139,050
Intellia Therapeutics, Inc. *	27,911	1,184,543
Intra-Cellular Therapies, Inc. *	28,684	1,374,537
Ionis Pharmaceuticals, Inc. *	46,331	1,847,217
IQVIA Holdings, Inc. *	60,715	13,928,628
Jazz Pharmaceuticals plc *	20,494	3,210,590
Johnson & Johnson	854,443	139,633,075
Karuna Therapeutics, Inc. *	8,958	1,786,136
Medpace Holdings, Inc. *	8,180	1,808,353
Merck & Co., Inc.	828,476	88,986,607
Mettler-Toledo International, Inc. *	7,297	11,185,717
Mirati Therapeutics, Inc. *	17,059	911,121
Moderna, Inc. *	107,990	19,012,719
Natera, Inc. *	35,386	1,519,121
Neurocrine Biosciences, Inc. *	31,366	3,479,430
SECURITY	NUMBER OF SHARES	VALUE ($)
Organon & Co.	82,922	2,498,440
PerkinElmer, Inc.	41,224	5,669,537
Perrigo Co., plc	43,910	1,643,112
Pfizer, Inc.	1,834,594	81,015,671
Regeneron Pharmaceuticals, Inc. *	35,008	26,552,518
Repligen Corp. *	16,872	3,126,382
Royalty Pharma plc, Class A	121,493	4,761,311
Sarepta Therapeutics, Inc. *	28,667	3,582,515
Seagen, Inc. *	44,953	6,270,044
Sotera Health Co. *	31,432	541,888
Syneos Health, Inc. *	33,620	1,207,630
Thermo Fisher Scientific, Inc.	128,178	73,103,759
United Therapeutics Corp. *	14,869	3,913,075
Vertex Pharmaceuticals, Inc. *	83,923	27,115,521
Viatris, Inc.	397,447	4,832,956
Waters Corp. *	19,378	6,367,223
West Pharmaceutical Services, Inc.	24,142	6,412,115
Zoetis, Inc.	152,346	25,211,740
		1,041,740,205

Real Estate 3.2%
Agree Realty Corp.	29,069	2,169,419
Alexandria Real Estate Equities, Inc.	48,715	7,830,449
American Homes 4 Rent, Class A	100,689	3,452,626
American Tower Corp.	152,176	33,994,597
Americold Realty Trust, Inc.	87,962	2,762,886
Apartment Income REIT Corp.	48,612	1,859,895
AvalonBay Communities, Inc.	45,725	8,113,444
Boston Properties, Inc.	46,543	3,469,315
Brixmor Property Group, Inc.	98,553	2,318,952
Camden Property Trust	34,927	4,303,356
CBRE Group, Inc., Class A *	103,025	8,809,668
Crown Castle, Inc.	141,602	20,972,672
CubeSmart	73,307	3,356,728
Digital Realty Trust, Inc.	93,933	10,766,600
EastGroup Properties, Inc.	14,218	2,392,179
Equinix, Inc.	30,249	22,327,694
Equity LifeStyle Properties, Inc.	57,115	4,099,715
Equity Residential	110,964	7,062,859
Essex Property Trust, Inc.	21,201	4,792,910
Extra Space Storage, Inc.	43,780	6,909,797
Federal Realty Investment Trust	23,936	2,669,582
First Industrial Realty Trust, Inc.	43,039	2,296,131
Gaming & Leisure Properties, Inc.	84,468	4,524,106
Healthcare Realty Trust, Inc.	124,441	2,679,215
Healthpeak Properties, Inc.	176,073	4,838,486
Host Hotels & Resorts, Inc.	233,537	4,402,172
Independence Realty Trust, Inc.	72,389	1,363,085
Invitation Homes, Inc.	189,811	6,168,858
Iron Mountain, Inc.	94,933	5,181,443
Jones Lang LaSalle, Inc. *	15,514	2,868,073
Kilroy Realty Corp.	34,076	1,398,479
Kimco Realty Corp.	202,431	4,546,600
Kite Realty Group Trust	71,343	1,548,143
Lamar Advertising Co., Class A	28,487	3,035,005
Life Storage, Inc.	27,888	3,013,020
Medical Properties Trust, Inc.	194,930	2,524,344
Mid-America Apartment Communities, Inc.	37,702	6,285,677
National Retail Properties, Inc.	58,641	2,776,651
National Storage Affiliates Trust	27,808	1,134,566
Omega Healthcare Investors, Inc.	76,852	2,262,523
Prologis, Inc.	301,751	39,010,369
Public Storage	51,682	15,728,900
Rayonier, Inc.	48,096	1,750,213
Realty Income Corp.	205,009	13,905,761
Regency Centers Corp.	50,290	3,350,823
Rexford Industrial Realty, Inc.	60,218	3,822,036

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ryman Hospitality Properties, Inc.	17,993	1,671,370
SBA Communications Corp.	35,260	10,490,908
Simon Property Group, Inc.	106,768	13,715,417
Spirit Realty Capital, Inc.	45,809	2,010,099
STAG Industrial, Inc.	58,921	2,097,588
STORE Capital Corp.	86,844	2,797,245
Sun Communities, Inc.	40,372	6,332,752
Terreno Realty Corp.	21,648	1,394,781
UDR, Inc.	99,710	4,246,649
Ventas, Inc.	130,279	6,749,755
VICI Properties, Inc.	314,595	10,752,857
Vornado Realty Trust	53,164	1,296,670
Welltower, Inc.	154,330	11,580,923
Weyerhaeuser Co.	240,281	8,272,875
WP Carey, Inc.	67,899	5,807,401
Zillow Group, Inc., Class C *	53,339	2,358,117
		396,425,429

Retailing 5.4%
Advance Auto Parts, Inc.	19,665	2,994,586
Amazon.com, Inc. *	2,900,498	299,128,359
AutoNation, Inc. *	11,128	1,410,140
AutoZone, Inc. *	6,199	15,118,431
Bath & Body Works, Inc.	74,583	3,431,564
Best Buy Co., Inc.	65,461	5,807,700
Burlington Stores, Inc. *	21,498	4,940,885
CarMax, Inc. *	51,698	3,642,124
Dick's Sporting Goods, Inc.	18,006	2,354,465
Dollar General Corp.	73,676	17,210,714
Dollar Tree, Inc. *	68,868	10,342,596
DoorDash, Inc., Class A *	86,026	4,982,626
eBay, Inc.	177,494	8,785,953
Etsy, Inc. *	41,175	5,664,856
Five Below, Inc. *	18,117	3,571,404
Floor & Decor Holdings, Inc., Class A *	34,865	3,164,696
GameStop Corp., Class A *(a)	82,176	1,797,189
Genuine Parts Co.	45,991	7,718,210
Lithia Motors, Inc.	9,002	2,369,326
LKQ Corp.	83,263	4,909,186
Lowe’s Cos., Inc.	202,837	42,240,805
Macy's, Inc.	88,168	2,083,410
Murphy USA, Inc.	6,826	1,856,877
O'Reilly Automotive, Inc. *	20,433	16,190,088
Penske Automotive Group, Inc.	8,023	1,025,500
Pool Corp.	12,761	4,920,769
RH *	6,288	1,961,793
Ross Stores, Inc.	113,341	13,395,773
Target Corp.	150,458	25,899,840
The Home Depot, Inc.	334,527	108,443,618
The TJX Cos., Inc.	379,304	31,049,825
Tractor Supply Co.	36,034	8,215,392
Ulta Beauty, Inc. *	16,727	8,597,009
Williams-Sonoma, Inc.	21,755	2,935,620
		678,161,329

Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc. *	527,053	39,608,033
Allegro MicroSystems, Inc. *	20,818	794,623
Amkor Technology, Inc.	32,505	951,096
Analog Devices, Inc.	168,046	28,814,848
Applied Materials, Inc.	281,222	31,353,441
Broadcom, Inc.	132,340	77,420,223
Cirrus Logic, Inc. *	17,894	1,617,439
Enphase Energy, Inc. *	44,479	9,846,761
Entegris, Inc.	48,679	3,928,882
First Solar, Inc. *	32,492	5,770,579
SECURITY	NUMBER OF SHARES	VALUE ($)
GLOBALFOUNDRIES, Inc. *(a)	22,922	1,358,816
Intel Corp.	1,348,803	38,117,173
KLA Corp.	46,294	18,169,469
Lam Research Corp.	44,579	22,293,958
Lattice Semiconductor Corp. *	44,544	3,375,990
Marvell Technology, Inc.	278,277	12,007,653
Microchip Technology, Inc.	179,743	13,951,652
Micron Technology, Inc.	355,334	21,426,640
MKS Instruments, Inc.	18,751	1,918,602
Monolithic Power Systems, Inc.	14,564	6,212,420
NVIDIA Corp.	813,778	158,987,808
NXP Semiconductors N.V.	84,668	15,605,159
ON Semiconductor Corp. *	141,204	10,371,434
Qorvo, Inc. *	33,128	3,599,688
QUALCOMM, Inc.	366,364	48,803,348
Skyworks Solutions, Inc.	52,401	5,746,818
SolarEdge Technologies, Inc. *	18,223	5,815,506
Synaptics, Inc. *	13,074	1,634,642
Teradyne, Inc.	51,002	5,186,903
Texas Instruments, Inc.	296,518	52,545,955
Universal Display Corp.	14,283	1,892,926
Wolfspeed, Inc. *	40,813	3,143,009
		652,271,494

Software & Services 13.1%
Accenture plc, Class A	205,951	57,470,627
Adobe, Inc. *	151,960	56,276,866
Affirm Holdings, Inc. *	67,206	1,088,065
Akamai Technologies, Inc. *	51,238	4,557,620
Amdocs Ltd.	39,893	3,667,363
ANSYS, Inc. *	28,456	7,579,540
AppLovin Corp., Class A *	39,967	507,581
Aspen Technology, Inc. *	9,520	1,892,100
Autodesk, Inc. *	70,490	15,166,628
Automatic Data Processing, Inc.	135,581	30,615,546
Bentley Systems, Inc., Class B	64,123	2,504,003
Bill.com Holdings, Inc. *	31,039	3,588,729
Black Knight, Inc. *	50,908	3,084,516
Block, Inc. *	175,561	14,346,845
Broadridge Financial Solutions, Inc.	38,411	5,775,478
Cadence Design Systems, Inc. *	89,696	16,399,120
CCC Intelligent Solutions Holdings, Inc. *	34,008	314,574
Ceridian HCM Holding, Inc. *	50,073	3,619,276
Cloudflare, Inc., Class A *	93,027	4,922,059
Cognizant Technology Solutions Corp., Class A	167,751	11,197,379
Concentrix Corp.	13,830	1,961,232
Coupa Software, Inc. *	24,758	1,978,659
Crowdstrike Holdings, Inc., Class A *	70,286	7,443,287
Datadog, Inc., Class A *	81,240	6,077,564
DocuSign, Inc. *	65,383	3,964,825
Dolby Laboratories, Inc., Class A	20,072	1,596,928
DoubleVerify Holdings, Inc. *	24,098	655,225
Dropbox, Inc., Class A *	88,515	2,056,203
DXC Technology Co. *	75,061	2,156,502
Dynatrace, Inc. *	65,704	2,525,005
Elastic N.V. *	25,054	1,474,177
EPAM Systems, Inc. *	18,793	6,251,491
Euronet Worldwide, Inc. *	15,367	1,731,554
ExlService Holdings, Inc. *	10,805	1,843,333
Fair Isaac Corp. *	8,155	5,430,822
Fidelity National Information Services, Inc.	193,886	14,549,205
Fiserv, Inc. *	207,616	22,148,475
Five9, Inc. *	22,880	1,802,486
FleetCor Technologies, Inc. *	24,193	5,051,740
Fortinet, Inc. *	211,653	11,077,918

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Gartner, Inc. *	25,862	8,744,977
Gen Digital, Inc.	189,760	4,366,378
Genpact Ltd.	55,096	2,604,939
Global Payments, Inc.	88,230	9,945,286
GoDaddy, Inc., Class A *	50,797	4,171,958
Guidewire Software, Inc. *	26,478	1,939,249
HubSpot, Inc. *	15,871	5,507,396
Informatica, Inc., Class A *	12,317	219,243
International Business Machines Corp.	295,454	39,806,517
Intuit, Inc.	92,143	38,946,082
Jack Henry & Associates, Inc.	23,877	4,300,009
Manhattan Associates, Inc. *	20,485	2,670,425
Mastercard, Inc., Class A	277,419	102,811,481
Microsoft Corp.	2,436,126	603,696,384
MongoDB, Inc. *	22,415	4,801,517
NCR Corp. *	44,759	1,227,292
Nutanix, Inc., Class A *	74,972	2,089,470
Okta, Inc. *	49,807	3,666,293
Oracle Corp.	502,323	44,435,493
Palantir Technologies, Inc., Class A *	575,609	4,478,238
Palo Alto Networks, Inc. *	98,167	15,573,213
Paychex, Inc.	104,810	12,143,287
Paycom Software, Inc. *	15,838	5,130,562
Paycor HCM, Inc. *	15,359	385,664
Paylocity Holding Corp. *	13,526	2,817,331
PayPal Holdings, Inc. *	372,705	30,371,730
Procore Technologies, Inc. *	22,269	1,245,951
PTC, Inc. *	34,587	4,665,095
Qualys, Inc. *	11,402	1,315,335
Roper Technologies, Inc.	34,670	14,795,422
Salesforce, Inc. *	326,869	54,904,186
SentinelOne, Inc., Class A *	69,713	1,051,969
ServiceNow, Inc. *	66,039	30,056,330
Smartsheet, Inc., Class A *	42,623	1,841,740
Snowflake, Inc., Class A *	93,036	14,554,552
Splunk, Inc. *	48,940	4,686,984
SPS Commerce, Inc. *	11,746	1,598,396
SS&C Technologies Holdings, Inc.	71,314	4,303,800
Synopsys, Inc. *	50,004	17,688,915
Tenable Holdings, Inc. *	36,426	1,465,418
The Western Union Co.	125,768	1,782,133
Toast, Inc., Class A *	101,757	2,270,199
Twilio, Inc., Class A *	56,705	3,393,227
Tyler Technologies, Inc. *	13,577	4,382,248
UiPath, Inc., Class A *	113,097	1,737,170
Unity Software, Inc. *	80,138	2,846,502
VeriSign, Inc. *	30,210	6,587,290
Visa, Inc., Class A	534,335	123,009,260
VMware, Inc., Class A *	67,825	8,306,528
WEX, Inc. *	14,320	2,648,770
Workday, Inc., Class A *	65,637	11,908,521
Zoom Video Communications, Inc., Class A *	71,965	5,397,375
Zscaler, Inc. *	27,631	3,430,665
		1,635,074,941

Technology Hardware & Equipment 7.5%
Amphenol Corp., Class A	194,454	15,511,596
Apple Inc.	4,886,799	705,116,228
Arista Networks, Inc. *	80,999	10,207,494
Arrow Electronics, Inc. *	20,098	2,361,314
CDW Corp.	44,170	8,658,645
Ciena Corp. *	48,306	2,512,878
Cisco Systems, Inc.	1,341,955	65,312,950
Cognex Corp.	56,552	3,095,656
Coherent Corp. *	45,185	1,961,029
Corning, Inc.	248,604	8,604,184
SECURITY	NUMBER OF SHARES	VALUE ($)
Dell Technologies, Inc., Class C	84,747	3,442,423
F5, Inc. *	19,649	2,901,371
Hewlett Packard Enterprise Co.	421,556	6,799,698
HP, Inc.	288,749	8,414,146
IPG Photonics Corp. *	10,524	1,179,740
Jabil, Inc.	44,189	3,474,581
Juniper Networks, Inc.	106,016	3,424,317
Keysight Technologies, Inc. *	58,513	10,494,307
Littelfuse, Inc.	8,104	2,080,216
Lumentum Holdings, Inc. *	22,425	1,349,537
Motorola Solutions, Inc.	54,603	14,033,517
National Instruments Corp.	42,140	2,275,560
NetApp, Inc.	70,868	4,693,588
Novanta, Inc. *	11,729	1,893,882
Pure Storage, Inc., Class A *	91,968	2,661,554
Rogers Corp. *	6,118	854,012
Seagate Technology Holdings plc	62,666	4,247,501
TD SYNNEX Corp.	13,774	1,407,014
TE Connectivity Ltd.	103,963	13,218,895
Teledyne Technologies, Inc. *	15,329	6,503,482
Trimble, Inc. *	80,303	4,662,392
Ubiquiti, Inc.	1,380	403,181
Western Digital Corp. *	103,943	4,568,295
Zebra Technologies Corp., Class A *	16,830	5,321,309
		933,646,492

Telecommunication Services 1.1%
AT&T, Inc.	2,329,138	47,444,541
Frontier Communications Parent, Inc. *	72,723	2,153,328
Iridium Communications, Inc. *	41,346	2,474,145
Liberty Global plc, Class C *	84,013	1,877,690
Lumen Technologies, Inc. *	311,855	1,637,239
T-Mobile US, Inc. *	195,098	29,130,082
Verizon Communications, Inc.	1,372,672	57,061,975
		141,779,000

Transportation 1.8%
Alaska Air Group, Inc. *	41,600	2,135,744
American Airlines Group, Inc. *	212,130	3,423,778
Avis Budget Group, Inc. *	8,201	1,640,528
C.H. Robinson Worldwide, Inc.	38,293	3,835,810
CSX Corp.	686,641	21,230,940
Delta Air Lines, Inc. *	209,843	8,204,861
Expeditors International of Washington, Inc.	52,046	5,628,775
FedEx Corp.	78,249	15,169,351
GXO Logistics, Inc. *	38,675	2,023,863
Hertz Global Holdings, Inc. *	55,097	992,848
JB Hunt Transport Services, Inc.	27,135	5,129,872
Knight-Swift Transportation Holdings, Inc.	52,573	3,107,064
Landstar System, Inc.	11,759	2,032,308
Lyft, Inc., Class A *	103,470	1,681,387
Norfolk Southern Corp.	75,606	18,584,711
Old Dominion Freight Line, Inc.	29,595	9,862,238
RXO, Inc. *	37,571	688,301
Saia, Inc. *	8,658	2,361,729
Southwest Airlines Co.	194,343	6,951,649
Uber Technologies, Inc. *	651,932	20,164,257
U-Haul Holding Co.	3,231	216,574
U-Haul Holding Co. - Non Voting	29,079	1,796,791
Union Pacific Corp.	200,852	41,011,970
United Airlines Holdings, Inc. *	106,874	5,232,551

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Parcel Service, Inc., Class B	238,451	44,168,279
XPO, Inc. *	37,571	1,497,580
		228,773,759

Utilities 2.9%
Alliant Energy Corp.	82,357	4,449,749
Ameren Corp.	84,370	7,329,222
American Electric Power Co., Inc.	168,004	15,785,656
American Water Works Co., Inc.	59,386	9,293,315
Atmos Energy Corp.	45,707	5,372,401
Avangrid, Inc.	23,070	972,862
Black Hills Corp.	21,135	1,529,751
CenterPoint Energy, Inc.	205,669	6,194,750
CMS Energy Corp.	94,603	5,977,964
Consolidated Edison, Inc.	115,943	11,050,527
Constellation Energy Corp.	106,804	9,116,789
Dominion Energy, Inc.	272,467	17,339,800
DTE Energy Co.	63,400	7,377,858
Duke Energy Corp.	251,722	25,788,919
Edison International	124,655	8,588,729
Entergy Corp.	66,395	7,189,251
Essential Utilities, Inc.	78,323	3,660,034
Evergy, Inc.	74,729	4,681,772
Eversource Energy	113,718	9,362,403
Exelon Corp.	324,597	13,694,747
FirstEnergy Corp.	177,472	7,267,478
Hawaiian Electric Industries, Inc.	35,479	1,499,697
IDACORP, Inc.	16,635	1,760,149
National Fuel Gas Co.	29,908	1,736,458
New Jersey Resources Corp.	31,403	1,567,638
NextEra Energy, Inc.	649,455	48,468,827
NiSource, Inc.	132,847	3,686,504
NRG Energy, Inc.	74,817	2,560,238
OGE Energy Corp.	65,125	2,560,715
ONE Gas, Inc.	17,650	1,453,654
Ormat Technologies, Inc.	15,799	1,462,197
PG&E Corp. *	526,655	8,373,815
Pinnacle West Capital Corp.	37,006	2,758,797
PNM Resources, Inc.	27,978	1,384,351
Portland General Electric Co.	28,961	1,377,964
PPL Corp.	241,008	7,133,837
Public Service Enterprise Group, Inc.	162,975	10,093,042
Sempra Energy	102,764	16,476,152
South Jersey Industries, Inc.	40,155	1,449,194
Southwest Gas Holdings, Inc.	20,127	1,347,100
The AES Corp.	218,333	5,984,508
The Southern Co.	355,939	24,089,952
UGI Corp.	68,361	2,722,819
Vistra Corp.	122,525	2,825,427
WEC Energy Group, Inc.	103,199	9,699,674
Xcel Energy, Inc.	178,838	12,298,689
		356,795,375
Total Common Stocks (Cost $3,250,387,706)		12,422,691,591

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (e)	2,033,622	2,033,622
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (e)(f)	11,100,265	11,100,265
		13,133,887
Total Short-Term Investments (Cost $13,133,887)		13,133,887
Total Investments in Securities (Cost $3,263,521,593)		12,435,825,478

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/17/23	168	34,356,000	733,945

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,841,658.
(b)	Subsequent to the period ended January 31, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023.
(c)
Subsequent to the period ended January 31, 2023, the Silicon Valley Bank, N.A.
was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy.

(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$39,532,015	$221,866	($244,563)	($10,324)	($1,110,519)	$38,388,475	495,847	$109,163

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,422,691,591	$—	$—	$12,422,691,591
Short-Term Investments[1]	13,133,887	—	—	13,133,887
Futures Contracts[2]	733,945	—	—	733,945
Total	$12,436,559,423	$—	$—	$12,436,559,423

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Adient Plc *	214,279	9,646,841
American Axle & Manufacturing Holdings, Inc. *	254,923	2,261,167
Canoo, Inc. *(a)	376,092	451,310
Cenntro Electric Group Ltd. *	416,026	317,303
Dana, Inc.	291,538	5,288,499
Dorman Products, Inc. *	59,485	5,773,614
Faraday Future Intelligent Electric, Inc. *	464,887	395,154
Fisker, Inc. *(a)	398,995	2,972,513
Fox Factory Holding Corp. *	95,736	11,305,464
Gentherm, Inc. *	74,767	5,564,908
Holley, Inc. *	116,742	386,416
LCI Industries	56,075	6,292,737
Lordstown Motors Corp., Class A *(a)	395,062	517,531
Luminar Technologies, Inc. *(a)	565,372	3,771,031
Modine Manufacturing Co. *	112,138	2,678,977
Motorcar Parts of America, Inc. *	43,056	626,895
Mullen Automotive, Inc. *(a)	726,941	249,995
Patrick Industries, Inc.	48,676	3,454,536
Solid Power, Inc. *	298,033	998,411
Standard Motor Products, Inc.	45,341	1,834,497
Stoneridge, Inc. *	59,790	1,474,421
The Goodyear Tire & Rubber Co. *	633,230	7,123,837
Visteon Corp. *	62,772	9,813,774
Winnebago Industries, Inc.	67,410	4,292,669
Workhorse Group, Inc. *(a)	346,932	766,720
XPEL, Inc. *	48,541	3,692,514
		91,951,734

Banks 10.5%
1st Source Corp.	36,286	1,784,908
ACNB Corp.	18,607	732,185
Amalgamated Financial Corp.	40,200	922,590
Amerant Bancorp, Inc.	62,360	1,736,102
American National Bankshares, Inc.	23,237	804,233
Ameris Bancorp	149,366	7,044,101
Arrow Financial Corp.	32,179	1,059,011
Associated Banc-Corp.	336,836	7,548,495
Atlantic Union Bankshares Corp.	169,127	6,543,524
Axos Financial, Inc. *	129,510	6,232,021
Banc of California, Inc.	118,577	2,065,611
BancFirst Corp.	44,439	3,827,531
Bank First Corp.	17,490	1,396,751
Bank of Marin Bancorp	35,570	1,083,818
BankUnited, Inc.	175,723	6,614,214
Bankwell Financial Group, Inc.	12,912	381,808
Banner Corp.	77,181	5,003,644
Bar Harbor Bankshares	33,556	1,042,585
Baycom Corp.	27,476	552,542
BCB Bancorp, Inc.	32,457	583,901
Berkshire Hills Bancorp, Inc.	97,782	3,036,131
SECURITY	NUMBER OF SHARES	VALUE ($)
Blue Foundry Bancorp *	57,483	682,898
Blue Ridge Bankshares, Inc.	38,550	488,043
Bridgewater Bancshares, Inc. *	46,300	720,428
Brookline Bancorp, Inc.	189,935	2,484,350
Business First Bancshares, Inc.	53,488	1,109,341
Byline Bancorp, Inc.	55,223	1,369,530
Cadence Bank	409,443	10,473,552
Cambridge Bancorp	15,349	1,227,920
Camden National Corp.	32,313	1,364,578
Capital Bancorp, Inc.	20,392	438,428
Capital City Bank Group, Inc.	30,718	997,413
Capitol Federal Financial, Inc.	293,186	2,453,967
Capstar Financial Holdings, Inc.	45,568	793,339
Carter Bankshares, Inc. *	53,399	887,491
Cathay General Bancorp	162,565	7,146,357
Central Pacific Financial Corp.	60,570	1,368,882
Citizens & Northern Corp.	33,759	798,738
City Holding Co.	33,250	3,151,768
Civista Bancshares, Inc.	34,464	747,869
CNB Financial Corp.	45,210	1,090,465
Coastal Financial Corp. *	23,707	1,082,699
Colony Bankcorp, Inc.	37,078	477,935
Columbia Banking System, Inc.	177,896	5,498,765
Columbia Financial, Inc. *	76,522	1,518,962
Community Bank System, Inc.	120,560	6,957,518
Community Trust Bancorp, Inc.	35,187	1,515,856
ConnectOne Bancorp, Inc.	83,616	1,987,552
CrossFirst Bankshares, Inc. *	101,263	1,367,051
Customers Bancorp, Inc. *	68,724	2,087,148
CVB Financial Corp.	300,820	7,285,860
Dime Community Bancshares, Inc.	73,550	2,193,261
Eagle Bancorp, Inc.	71,636	3,401,994
Eastern Bankshares, Inc.	352,076	5,693,069
Enact Holdings, Inc.	67,473	1,696,946
Enterprise Bancorp, Inc.	21,008	746,624
Enterprise Financial Services Corp.	79,450	4,236,274
Equity Bancshares, Inc., Class A	34,023	1,015,587
Esquire Financial Holdings, Inc.	15,613	726,629
Essent Group Ltd.	237,735	10,467,472
Farmers & Merchants Bancorp, Inc.	28,268	804,225
Farmers National Banc Corp.	78,517	1,129,074
FB Financial Corp.	80,833	3,036,087
Federal Agricultural Mortgage Corp., Class C	20,575	2,735,858
Finance Of America Cos., Inc., Class A *	85,397	150,299
Financial Institutions, Inc.	34,041	841,153
First BanCorp	411,265	5,531,514
First Bancorp/Southern Pines NC	79,699	3,176,005
First Bank	35,240	476,797
First Busey Corp.	116,409	2,778,683
First Business Financial Services, Inc.	18,093	647,729
First Commonwealth Financial Corp.	210,462	3,095,896
First Community Bankshares, Inc.	35,365	1,149,716
First Financial Bancorp	210,470	5,331,205
First Financial Bankshares, Inc.	293,402	10,450,979
First Financial Corp.	24,805	1,114,241

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Foundation, Inc.	114,924	1,784,770
First Guaranty Bancshares, Inc.	14,019	307,156
First Internet Bancorp	19,826	521,226
First Interstate BancSystem, Inc., Class A	201,703	7,237,104
First Merchants Corp.	129,285	5,512,712
First Mid Bancshares, Inc.	41,855	1,344,801
First Western Financial, Inc. *	17,910	470,138
Five Star Bancorp	28,683	773,294
Flushing Financial Corp.	63,768	1,223,708
Fulton Financial Corp.	366,240	6,127,195
FVCBankcorp, Inc. *	27,013	462,733
German American Bancorp, Inc.	62,318	2,400,489
Glacier Bancorp, Inc.	250,922	11,439,534
Great Southern Bancorp, Inc.	20,884	1,220,461
Greene County Bancorp, Inc.	7,684	376,132
Guaranty Bancshares, Inc.	18,335	604,688
Hancock Whitney Corp.	194,519	10,013,838
Hanmi Financial Corp.	68,038	1,584,605
HarborOne Bancorp, Inc.	99,158	1,352,515
HBT Financial, Inc.	23,136	485,162
Heartland Financial USA, Inc.	92,561	4,578,993
Heritage Commerce Corp.	132,150	1,601,658
Heritage Financial Corp.	77,866	2,221,517
Hilltop Holdings, Inc.	112,293	3,671,981
Home Bancorp, Inc.	16,460	632,064
Home BancShares, Inc.	424,350	10,129,235
Home Point Capital, Inc.	19,614	35,305
HomeStreet, Inc.	40,302	1,111,126
HomeTrust Bancshares, Inc.	31,967	863,109
Hope Bancorp, Inc.	261,042	3,364,831
Horizon Bancorp, Inc.	91,434	1,430,028
Independent Bank Corp.	103,412	8,240,902
Independent Bank Corp., Michigan	45,658	1,012,238
Independent Bank Group, Inc.	80,859	4,956,657
International Bancshares Corp.	120,977	5,670,192
John Marshall Bancorp, Inc.	26,311	650,934
Kearny Financial Corp.	134,749	1,263,946
Lakeland Bancorp, Inc.	140,273	2,703,061
Lakeland Financial Corp.	55,271	3,908,212
Live Oak Bancshares, Inc.	73,845	2,527,714
Luther Burbank Corp.	34,052	399,770
Macatawa Bank Corp.	59,374	654,301
Mercantile Bank Corp.	34,609	1,188,127
Merchants Bancorp	35,445	1,019,753
Metrocity Bankshares, Inc.	42,447	858,278
Metropolitan Bank Holding Corp. *	23,152	1,374,766
Mid Penn Bancorp, Inc.	32,575	1,025,135
Midland States Bancorp, Inc.	47,489	1,210,020
MidWestOne Financial Group, Inc.	31,667	986,427
Mr Cooper Group, Inc. *	156,347	7,190,399
MVB Financial Corp.	23,072	509,430
National Bank Holdings Corp., Class A	65,864	2,781,437
NBT Bancorp, Inc.	94,210	3,703,395
Nicolet Bankshares, Inc. *	27,673	2,017,085
NMI Holdings, Inc., Class A *	185,533	4,309,932
Northeast Bank	14,739	695,681
Northfield Bancorp, Inc.	96,672	1,445,246
Northwest Bancshares, Inc.	273,679	3,869,821
OceanFirst Financial Corp.	130,836	3,129,597
OFG Bancorp	104,993	2,972,352
Old National Bancorp	661,953	11,584,178
Old Second Bancorp, Inc.	95,179	1,617,091
Origin Bancorp, Inc.	50,554	1,895,775
Orrstown Financial Services, Inc.	23,160	573,210
Pacific Premier Bancorp, Inc.	211,799	6,849,580
Park National Corp.	32,314	4,047,329
Parke Bancorp, Inc.	22,949	475,159
Pathward Financial, Inc.	64,724	3,211,605
SECURITY	NUMBER OF SHARES	VALUE ($)
PCB Bancorp	26,336	489,060
Peapack-Gladstone Financial Corp.	38,752	1,437,312
PennyMac Financial Services, Inc.	60,532	4,081,067
Peoples Bancorp, Inc.	62,570	1,856,452
Peoples Financial Services Corp.	15,677	799,213
Pioneer Bancorp, Inc. *	26,534	298,508
Preferred Bank	29,910	2,127,498
Premier Financial Corp.	79,793	1,996,421
Primis Financial Corp.	49,901	590,828
Professional Holding Corp., Class A *	29,726	851,650
Provident Bancorp, Inc.	32,571	293,790
Provident Financial Services, Inc.	164,711	3,864,120
QCR Holdings, Inc.	35,759	1,879,493
Radian Group, Inc.	355,238	7,850,760
RBB Bancorp	32,710	658,779
Red River Bancshares, Inc.	9,857	501,721
Renasant Corp.	123,651	4,399,503
Republic Bancorp, Inc., Class A	19,739	887,860
Republic First Bancorp, Inc. *	126,162	277,556
S&T Bancorp, Inc.	88,302	3,212,427
Sandy Spring Bancorp, Inc.	98,471	3,328,320
Seacoast Banking Corp. of Florida	136,757	4,391,267
ServisFirst Bancshares, Inc.	113,228	7,719,885
Shore Bancshares, Inc.	39,953	698,378
Sierra Bancorp	31,239	657,893
Silvergate Capital Corp., Class A *(a)	70,422	1,002,809
Simmons First National Corp., Class A	274,692	6,128,379
SmartFinancial, Inc.	34,736	936,830
South Plains Financial, Inc.	21,746	611,063
Southern First Bancshares, Inc. *	16,981	714,730
Southern Missouri Bancorp, Inc.	17,577	851,078
Southside Bancshares, Inc.	68,964	2,612,356
SouthState Corp.	169,234	13,471,026
Stellar Bancorp, Inc.	100,910	2,836,580
Sterling Bancorp, Inc. *	39,311	239,404
Stock Yards Bancorp, Inc.	64,629	3,875,155
Summit Financial Group, Inc.	24,989	648,465
Texas Capital Bancshares, Inc. *	112,898	7,459,171
The Bancorp, Inc. *	123,392	4,186,691
The Bank of N.T. Butterfield & Son Ltd.	111,977	3,578,785
The First BanCorp, Inc.	21,794	646,410
The First Bancshares, Inc.	47,384	1,452,320
The First of Long Island Corp.	49,446	873,216
The Hingham Institution For Savings	3,322	971,153
Third Coast Bancshares, Inc. *	28,813	534,193
Tompkins Financial Corp.	31,339	2,360,767
Towne Bank	152,086	4,634,060
TriCo Bancshares	70,251	3,551,188
Triumph Financial, Inc.	52,799	2,942,488
TrustCo Bank Corp.	42,099	1,511,775
Trustmark Corp.	137,969	4,017,657
UMB Financial Corp.	99,392	8,964,165
United Bankshares, Inc.	294,658	11,845,252
United Community Banks, Inc.	239,975	7,808,787
Unity Bancorp, Inc.	16,049	424,817
Univest Financial Corp.	65,154	1,768,931
USCB Financial Holdings, Inc. *	24,908	298,896
Valley National Bancorp	972,616	11,554,678
Velocity Financial, Inc. *	19,685	198,622
Veritex Holdings, Inc.	118,665	3,340,420
Walker & Dunlop, Inc.	69,297	6,609,548
Washington Federal, Inc.	146,322	5,188,578
Washington Trust Bancorp, Inc.	38,439	1,644,036
Waterstone Financial, Inc.	42,402	682,672
WesBanco, Inc.	129,389	4,809,389
West Bancorp, Inc.	36,272	794,357

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Westamerica Bancorp	58,639	3,257,983
WSFS Financial Corp.	138,283	6,680,452
		593,277,662

Capital Goods 11.1%
3D Systems Corp. *	286,034	3,106,329
AAON, Inc.	98,970	7,553,390
AAR Corp. *	76,477	3,933,977
Aerojet Rocketdyne Holdings, Inc. *	179,022	10,010,910
AeroVironment, Inc. *	55,575	4,944,508
AerSale Corp. *	46,637	867,915
Alamo Group, Inc.	22,754	3,560,318
Albany International Corp., Class A	70,359	7,890,762
Allied Motion Technologies, Inc.	30,338	1,232,936
Alta Equipment Group, Inc.	47,376	803,023
Altra Industrial Motion Corp.	146,698	8,958,847
Ameresco, Inc., Class A *	71,693	4,622,048
American Woodmark Corp. *	37,189	2,130,558
API Group Corp. *	466,970	10,385,413
Apogee Enterprises, Inc.	50,101	2,346,731
Applied Industrial Technologies, Inc.	86,363	12,368,045
Archer Aviation, Inc., Class A *	324,855	942,080
Arcosa, Inc.	109,339	6,480,523
Argan, Inc.	29,762	1,160,420
Array Technologies, Inc. *	340,162	7,561,801
Astec Industries, Inc.	51,422	2,269,767
Astra Space, Inc. *	356,373	226,582
Astronics Corp. *	57,485	853,652
Atkore, Inc. *	93,013	12,114,943
AZZ, Inc.	55,267	2,347,742
Babcock & Wilcox Enterprises, Inc. *	135,839	901,971
Barnes Group, Inc.	110,326	4,883,029
Beacon Roofing Supply, Inc. *	115,891	6,591,880
Berkshire Grey, Inc. *	107,250	121,193
Blink Charging Co. *(a)	81,381	1,107,595
Bloom Energy Corp., Class A *	405,949	10,120,309
Blue Bird Corp. *	39,780	576,810
BlueLinx Holdings, Inc. *	19,829	1,721,554
Boise Cascade Co.	89,127	6,681,851
Brookfield Business Corp., Class A	58,936	1,334,900
Cadre Holdings, Inc.	43,306	991,274
Caesarstone Ltd.	51,397	320,717
Chart Industries, Inc. *	96,291	12,901,068
CIRCOR International, Inc. *	41,509	1,147,724
Columbus McKinnon Corp.	63,060	2,267,007
Comfort Systems USA, Inc.	79,983	9,681,142
Concrete Pumping Holdings, Inc. *	59,374	483,304
Construction Partners, Inc., Class A *	90,216	2,552,211
CSW Industrials, Inc.	33,035	4,466,662
Custom Truck One Source, Inc. *	134,052	949,088
Desktop Metal, Inc., Class A *(a)	600,587	1,008,986
Distribution Solutions Group, Inc. *	11,202	462,643
Douglas Dynamics, Inc.	50,603	2,044,867
Ducommun, Inc. *	25,114	1,451,087
DXP Enterprises, Inc. *	34,590	1,048,077
Dycom Industries, Inc. *	65,185	6,216,693
EMCOR Group, Inc.	106,559	15,797,372
Encore Wire Corp.	39,958	6,450,420
Energy Recovery, Inc. *	123,974	2,743,545
Energy Vault Holdings, Inc. *(a)	183,667	778,748
Enerpac Tool Group Corp.	129,306	3,431,781
EnerSys	92,111	7,647,055
Enovix Corp. *	245,372	1,948,254
EnPro Industries, Inc.	46,989	5,688,958
ESCO Technologies, Inc.	58,184	5,727,633
ESS Tech, Inc. *(a)	181,832	401,849
Evoqua Water Technologies Corp. *	265,466	12,877,756
SECURITY	NUMBER OF SHARES	VALUE ($)
Fathom Digital Manufacturing Corp., Class A *	22,178	30,606
Federal Signal Corp.	134,799	7,178,047
Fluence Energy, Inc. *	80,609	1,945,901
Fluor Corp. *	321,167	11,802,887
Franklin Electric Co., Inc.	104,066	9,397,160
FTC Solar, Inc. *	94,269	259,240
FuelCell Energy, Inc. *	920,058	3,367,412
GATX Corp.	79,208	9,065,356
Gibraltar Industries, Inc. *	70,003	3,750,061
Global Industrial Co.	29,077	764,434
GMS, Inc. *	96,220	5,707,770
GrafTech International Ltd.	436,571	2,855,174
Granite Construction, Inc.	99,633	4,242,373
Great Lakes Dredge & Dock Corp. *	146,433	1,007,459
Griffon Corp.	104,083	4,254,913
H&E Equipment Services, Inc.	71,930	3,660,518
Heliogen, Inc. *	199,959	127,494
Helios Technologies, Inc.	73,305	4,838,130
Herc Holdings, Inc.	56,695	8,805,867
Hillenbrand, Inc.	156,357	7,326,889
Hillman Solutions Corp. *	303,128	2,910,029
Hudson Technologies, Inc. *	97,069	991,075
Hydrofarm Holdings Group, Inc. *	101,299	189,429
Hyliion Holdings Corp. *	307,861	1,102,142
Hyster-Yale Materials Handling, Inc.	24,380	790,643
Hyzon Motors, Inc. *(a)	197,533	420,745
IES Holdings, Inc. *	19,812	788,716
Insteel Industries, Inc.	41,985	1,259,130
Janus International Group, Inc. *	183,681	2,020,491
JELD-WEN Holding, Inc. *	187,580	2,372,887
John Bean Technologies Corp.	71,406	7,978,192
Kadant, Inc.	26,213	5,341,423
Kaman Corp.	63,567	1,603,160
Karat Packaging, Inc.	12,467	187,379
Kennametal, Inc.	183,843	5,239,526
Kratos Defense & Security Solutions, Inc. *	278,503	3,188,859
Lightning eMotors, Inc. *	86,027	74,723
Lindsay Corp.	24,802	3,884,489
Luxfer Holdings plc	60,826	1,006,670
Markforged Holding Corp. *	253,240	339,342
Masonite International Corp. *	50,275	4,586,086
Maxar Technologies, Inc.	165,953	8,574,792
McGrath RentCorp	54,684	5,443,245
Microvast Holdings, Inc. *	386,202	629,509
Miller Industries, Inc.	25,020	725,830
Momentus, Inc. *	132,048	119,503
Moog, Inc., Class A	64,612	6,158,816
MRC Global, Inc. *	186,900	2,541,840
Mueller Industries, Inc.	126,242	8,275,163
Mueller Water Products, Inc., Class A	351,240	4,443,186
MYR Group, Inc. *	36,916	3,656,899
National Presto Industries, Inc.	11,500	881,015
Nikola Corp. *(a)	765,583	2,074,730
Northwest Pipe Co. *	21,989	822,389
NOW, Inc. *	249,367	3,501,113
NuScale Power Corp. *(a)	70,179	748,108
Omega Flex, Inc.	7,332	779,392
Park Aerospace Corp.	44,466	618,522
Parsons Corp. *	75,726	3,295,596
PGT Innovations, Inc. *	130,196	2,825,253
Powell Industries, Inc.	20,801	825,800
Preformed Line Products Co.	5,689	502,509
Primoris Services Corp.	119,515	3,179,099
Proterra, Inc. *	504,266	2,571,757
Proto Labs, Inc. *	61,399	1,878,809
Quanex Building Products Corp.	74,438	1,927,200
RBC Bearings, Inc. *	64,364	15,702,885

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Redwire Corp. *	42,522	108,856
Resideo Technologies, Inc. *	326,483	6,278,268
REV Group, Inc.	74,747	957,509
Rocket Lab USA, Inc. *	485,418	2,412,527
Rush Enterprises, Inc., Class A	94,070	5,061,907
Rush Enterprises, Inc., Class B	14,686	854,285
Sarcos Technology and Robotics Corp. *	247,920	148,752
Shoals Technologies Group, Inc., Class A *	311,469	8,686,870
Simpson Manufacturing Co., Inc.	96,607	10,347,576
SPX Technologies, Inc. *	98,805	7,411,363
Standex International Corp.	26,890	3,107,677
Stem, Inc. *	324,385	3,198,436
Sterling Infrastructure, Inc. *	65,920	2,398,829
SunPower Corp. *	184,469	3,215,295
Tennant Co.	41,856	2,935,361
Terex Corp.	150,496	7,670,781
Terran Orbital Corp. *(a)	92,233	178,932
Textainer Group Holdings Ltd.	97,832	3,316,505
The Gorman-Rupp Co.	51,679	1,484,738
The Greenbrier Cos., Inc.	71,753	2,218,603
The Manitowoc Co., Inc. *	78,000	1,068,600
The Shyft Group, Inc.	77,698	2,586,566
Thermon Group Holdings, Inc. *	75,081	1,735,873
Titan International, Inc. *	114,959	1,918,666
Titan Machinery, Inc. *	45,845	2,014,429
TPI Composites, Inc. *	83,113	1,084,625
Transcat, Inc. *	16,157	1,349,433
Trinity Industries, Inc.	185,417	5,334,447
Triton International Ltd.	131,434	9,284,498
Triumph Group, Inc. *	143,850	1,638,452
Tutor Perini Corp. *	94,355	865,235
UFP Industries, Inc.	134,956	12,625,134
V2X, Inc. *	27,261	1,203,846
Velo3D, Inc. *(a)	126,556	303,734
Veritiv Corp.	29,550	3,694,932
Vicor Corp. *	49,601	3,443,797
View, Inc. *(a)	255,610	209,600
Virgin Galactic Holdings, Inc. *	546,824	3,018,469
Wabash National Corp.	107,138	2,759,875
Watts Water Technologies, Inc., Class A	61,767	10,100,140
Xos, Inc. *	120,236	113,851
Zurn Elkay Water Solutions Corp.	280,343	6,128,298
		628,041,590

Commercial & Professional Services 3.2%
ABM Industries, Inc.	149,653	7,020,222
ACCO Brands Corp.	208,763	1,325,645
ACV Auctions, Inc., Class A *	265,725	2,604,105
Alight, Inc., Class A *	766,078	7,193,472
Aris Water Solution, Inc., Class A	49,508	766,879
ASGN, Inc. *	110,715	10,069,529
Atlas Technical Consultants, Inc. *	43,314	525,399
Barrett Business Services, Inc.	15,497	1,540,092
Brady Corp., Class A	103,040	5,509,549
BrightView Holdings, Inc. *	100,899	802,147
Casella Waste Systems, Inc., Class A *	112,645	9,025,117
CBIZ, Inc. *	108,072	5,143,147
Cimpress plc *	39,658	1,296,420
CompX International, Inc.	3,395	64,301
CoreCivic, Inc. *	256,930	2,733,735
CRA International, Inc.	15,611	1,855,211
Deluxe Corp.	97,352	1,946,067
Ennis, Inc.	57,639	1,224,252
Exponent, Inc.	114,727	11,764,107
First Advantage Corp. *	133,060	1,846,873
Forrester Research, Inc. *	25,683	951,812
Franklin Covey Co. *	27,568	1,279,155
SECURITY	NUMBER OF SHARES	VALUE ($)
Harsco Corp. *	178,417	1,416,631
Healthcare Services Group, Inc.	166,965	2,249,019
Heidrick & Struggles International, Inc.	44,340	1,363,898
Heritage-Crystal Clean, Inc. *	35,548	1,322,386
HireRight Holdings Corp. *	47,706	545,757
HNI Corp.	93,060	2,956,516
Huron Consulting Group, Inc. *	44,364	3,018,527
ICF International, Inc.	41,582	4,249,265
Insperity, Inc.	81,871	9,050,839
Interface, Inc.	130,163	1,481,255
KAR Auction Services, Inc. *	243,265	3,541,938
Kelly Services, Inc., Class A	76,449	1,383,727
Kforce, Inc.	44,598	2,503,286
Kimball International, Inc., Class B	81,701	604,587
Korn Ferry	119,693	6,462,225
LegalZoom.com, Inc. *	215,745	1,829,518
Li-Cycle Holdings Corp. *(a)	307,149	1,670,891
Liquidity Services, Inc. *	54,596	818,394
Matthews International Corp., Class A	67,255	2,491,125
MillerKnoll, Inc.	171,165	4,087,420
Montrose Environmental Group, Inc. *	61,935	3,354,400
NL Industries, Inc.	18,784	132,615
NV5 Global, Inc. *	30,490	4,064,012
Pitney Bowes, Inc.	392,359	1,691,067
Planet Labs PBC *	349,414	1,729,599
Quad Graphics, Inc. *	72,679	320,514
Red Violet, Inc. *	22,234	528,613
Resources Connection, Inc.	72,147	1,245,979
Skillsoft Corp. *	187,040	359,117
SP Plus Corp. *	45,482	1,715,126
Spire Global, Inc. *	285,091	339,258
Steelcase, Inc., Class A	195,516	1,525,025
Sterling Check Corp. *	52,974	738,987
The Brink's Co.	102,254	6,707,862
The GEO Group, Inc. *	266,957	3,070,006
TriNet Group, Inc. *	84,514	6,376,581
TrueBlue, Inc. *	72,371	1,420,643
UniFirst Corp.	33,778	6,702,906
Upwork, Inc. *	273,484	3,544,353
Viad Corp. *	46,186	1,364,796
VSE Corp.	24,105	1,323,365
Willdan Group, Inc. *	25,962	494,316
		178,283,580

Consumer Durables & Apparel 2.9%
Acushnet Holdings Corp.	75,017	3,522,048
Allbirds, Inc., Class A *	217,340	597,685
AMMO, Inc. *(a)	196,546	487,434
Aterian, Inc. *(a)	145,213	222,176
Beazer Homes USA, Inc. *	65,439	1,071,236
Cavco Industries, Inc. *	20,114	5,352,335
Century Communities, Inc.	63,804	3,904,805
Clarus Corp.	64,654	649,773
Crocs, Inc. *	136,892	16,669,339
Dream Finders Homes, Inc., Class A *	47,139	595,837
Ermenegildo Zegna N.V. (a)	135,686	1,554,961
Ethan Allen Interiors, Inc.	50,773	1,459,216
Fossil Group, Inc. *	104,990	596,343
G-III Apparel Group Ltd. *	97,331	1,646,840
GoPro, Inc., Class A *	290,187	1,784,650
Green Brick Partners, Inc. *	61,515	1,919,268
Helen of Troy Ltd. *	53,651	6,068,465
Hovnanian Enterprises, Inc., Class A *	11,682	676,154
Installed Building Products, Inc.	53,738	5,916,016
iRobot Corp. *	60,497	2,722,365
Johnson Outdoors, Inc., Class A	12,002	821,657
KB Home	174,377	6,704,796
Kontoor Brands, Inc.	125,435	5,990,776

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Landsea Homes Corp. *	22,748	150,819
Latham Group, Inc. *	97,554	429,238
La-Z-Boy, Inc.	96,899	2,754,839
Legacy Housing Corp. *	19,950	399,399
LGI Homes, Inc. *	46,328	5,274,443
Lifetime Brands, Inc.	29,211	233,980
M.D.C. Holdings, Inc.	128,910	4,867,642
M/I Homes, Inc. *	59,943	3,584,591
Malibu Boats, Inc., Class A *	45,861	2,778,718
Marine Products Corp.	18,875	251,037
MasterCraft Boat Holdings, Inc. *	39,981	1,149,854
Meritage Homes Corp. *	81,938	8,823,903
Movado Group, Inc.	35,035	1,238,838
Oxford Industries, Inc.	34,033	3,989,348
PLBY Group, Inc. *(a)	73,492	214,597
Purple Innovation, Inc. *	122,975	713,255
Rocky Brands, Inc.	15,725	495,023
Skyline Champion Corp. *	120,388	7,096,873
Smith & Wesson Brands, Inc.	103,187	1,143,312
Snap One Holdings Corp. *	40,993	393,123
Solo Brands, Inc., Class A *(a)	48,272	213,362
Sonos, Inc. *	288,084	5,312,269
Steven Madden Ltd.	173,769	6,229,619
Sturm, Ruger & Co., Inc.	38,828	2,209,313
Superior Group of Cos., Inc.	26,971	321,764
Taylor Morrison Home Corp. *	236,026	8,449,731
The Lovesac Co. *	31,297	805,585
Topgolf Callaway Brands Corp. *	315,866	7,735,558
Traeger, Inc. *	74,479	270,359
Tri Pointe Homes, Inc. *	227,332	5,021,764
Tupperware Brands Corp. *	99,327	440,019
Unifi, Inc. *	32,090	274,369
Universal Electronics, Inc. *	27,230	637,999
Vista Outdoor, Inc. *	126,142	3,702,268
Vizio Holding Corp., Class A *	156,427	1,370,300
Vuzix Corp. *(a)	132,925	692,539
Weber, Inc., Class A (a)	61,768	504,027
Wolverine World Wide, Inc.	174,018	2,806,910
		163,914,762

Consumer Services 3.5%
2U, Inc. *	172,277	1,486,751
Accel Entertainment, Inc. *	125,062	1,153,072
Adtalem Global Education, Inc. *	101,093	3,859,731
American Public Education, Inc. *	42,144	510,364
Bally's Corp. *	81,094	1,611,338
Biglari Holdings, Inc., Class B *	1,620	264,173
BJ's Restaurants, Inc. *	50,934	1,607,986
Bloomin' Brands, Inc.	197,290	4,784,282
Bluegreen Vacations Holding Corp.	26,849	870,982
Bowlero Corp. *(a)	66,139	909,411
Brinker International, Inc. *	98,226	3,875,998
Carriage Services, Inc.	30,185	978,598
Century Casinos, Inc. *	61,931	546,231
Chegg, Inc. *	280,630	5,825,879
Chuy's Holdings, Inc. *	40,659	1,391,758
Coursera, Inc. *	257,599	4,108,704
Cracker Barrel Old Country Store, Inc.	49,975	5,576,210
Dave & Buster's Entertainment, Inc. *	97,041	4,206,727
Denny's Corp. *	126,229	1,517,273
Dine Brands Global, Inc.	33,329	2,576,665
Duolingo, Inc. *	53,210	5,081,023
El Pollo Loco Holdings, Inc.	44,232	542,727
European Wax Center, Inc., Class A	55,595	1,047,410
Everi Holdings, Inc. *	194,305	3,375,078
F45 Training Holdings, Inc. *(a)	83,115	257,657
First Watch Restaurant Group, Inc. *	33,867	548,645
Frontdoor, Inc. *	186,757	5,076,055
SECURITY	NUMBER OF SHARES	VALUE ($)
Full House Resorts, Inc. *	74,720	659,030
Golden Entertainment, Inc. *	45,254	1,787,533
Graham Holdings Co., Class B	8,322	5,436,846
Hilton Grand Vacations, Inc. *	193,645	9,171,027
Inspirato, Inc. *	45,298	56,623
Inspired Entertainment, Inc. *	47,721	711,043
International Game Technology plc	221,725	5,864,626
Jack in the Box, Inc.	47,885	3,638,302
Krispy Kreme, Inc.	162,220	1,979,084
Kura Sushi USA, Inc., Class A *	10,397	646,070
Laureate Education, Inc., Class A	303,865	3,336,438
Life Time Group Holdings, Inc. *	95,459	1,793,675
Light & Wonder, Inc., Class A *	213,015	13,899,229
Lindblad Expeditions Holdings, Inc. *	76,136	906,018
Monarch Casino & Resort, Inc. *	30,003	2,298,830
NEOGAMES S.A. *	29,820	384,678
Nerdy, Inc. *	124,321	353,072
Noodles & Co. *	92,816	583,813
OneSpaWorld Holdings Ltd. *	150,606	1,582,869
Papa John's International, Inc.	73,621	6,603,067
Perdoceo Education Corp. *	151,350	2,265,710
Portillo's, Inc., Class A *	63,247	1,426,852
RCI Hospitality Holdings, Inc.	19,333	1,755,243
Red Rock Resorts, Inc., Class A	114,225	5,141,267
Rover Group, Inc. *	209,934	858,630
Rush Street Interactive, Inc. *	135,867	582,869
Ruth's Hospitality Group, Inc.	71,664	1,240,504
SeaWorld Entertainment, Inc. *	89,703	5,596,570
Shake Shack, Inc., Class A *	84,755	4,820,864
Sonder Holdings, Inc. *(a)	425,418	570,060
Strategic Education, Inc.	51,140	4,773,919
Stride, Inc. *	91,390	3,923,373
Sweetgreen, Inc., Class A *	200,313	2,077,246
Target Hospitality Corp. *	65,659	1,008,194
Texas Roadhouse, Inc.	151,218	15,186,824
The Beachbody Co., Inc. *	229,991	142,870
The Cheesecake Factory, Inc.	109,554	4,299,995
The ONE Group Hospitality, Inc. *	51,276	386,108
Udemy, Inc. *	164,973	2,068,761
Universal Technical Institute, Inc. *	75,617	573,177
Vacasa, Inc., Class A *	259,087	453,402
Vivint Smart Home, Inc. *	213,491	2,557,622
Wingstop, Inc.	67,626	10,716,692
WW International, Inc. *	122,166	607,165
Xponential Fitness, Inc., Class A *	39,671	1,090,159
		199,406,677

Diversified Financials 4.0%
AFC Gamma, Inc.	36,531	573,537
Alerus Financial Corp.	33,935	698,382
A-Mark Precious Metals, Inc.	41,583	1,600,945
Angel Oak Mortgage, Inc. (a)	26,069	206,206
Apollo Commercial Real Estate Finance, Inc.	317,855	3,868,295
Arbor Realty Trust, Inc.	372,304	5,558,499
Ares Commercial Real Estate Corp.	116,409	1,429,503
ARMOUR Residential REIT, Inc.	297,347	1,867,339
Artisan Partners Asset Management, Inc., Class A	135,666	4,995,222
Assetmark Financial Holdings, Inc. *	48,244	1,280,396
Associated Capital Group, Inc., Class A	3,950	150,297
Atlanticus Holdings Corp. *	9,469	307,742
Avantax, Inc. *	107,319	3,127,276
B. Riley Financial, Inc. (a)	46,918	2,004,806
Bakkt Holdings, Inc. *(a)	138,902	218,076
Banco Latinoamericano de Comercio Exterior S.A., Class E	62,550	1,077,736
BGC Partners, Inc., Class A	710,162	3,089,205

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Blackstone Mortgage Trust, Inc., Class A	383,988	9,154,274
Bread Financial Holdings, Inc.	113,095	4,640,288
Brightsphere Investment Group, Inc.	73,249	1,717,689
BrightSpire Capital, Inc., Class A	212,578	1,619,844
Broadmark Realty Capital, Inc.	295,505	1,294,312
Cannae Holdings, Inc. *	156,436	3,823,296
Chicago Atlantic Real Estate Finance, Inc.	12,008	185,524
Chimera Investment Corp.	524,824	3,825,967
Claros Mortgage Trust, Inc.	206,983	3,464,895
Cohen & Steers, Inc.	57,372	4,215,121
Compass Diversified Holdings	139,629	3,116,519
Consumer Portfolio Services, Inc. *	20,900	210,045
Cowen, Inc., Class A	60,333	2,345,747
Curo Group Holdings Corp.	47,866	193,379
Diamond Hill Investment Group, Inc.	6,523	1,229,129
Donnelley Financial Solutions, Inc. *	57,175	2,607,752
Dynex Capital, Inc.	103,177	1,486,781
Ellington Financial, Inc.	130,138	1,786,795
Encore Capital Group, Inc. *	52,199	2,908,528
Enova International, Inc. *	69,302	3,163,636
EZCORP, Inc., Class A *	113,496	1,033,949
Federated Hermes, Inc.	192,594	7,568,944
FirstCash Holdings, Inc.	84,974	7,832,903
Focus Financial Partners, Inc., Class A *	130,951	5,912,438
Franklin BSP Realty Trust, Inc.	186,981	2,711,224
GCM Grosvenor, Inc., Class A	92,279	826,820
Granite Point Mortgage Trust, Inc.	116,799	780,217
Green Dot Corp., Class A *	106,284	1,921,615
Hamilton Lane, Inc., Class A	81,166	6,319,585
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	196,522	7,253,627
Houlihan Lokey, Inc.	112,862	11,181,238
Invesco Mortgage Capital, Inc.	80,877	1,188,083
Jackson Financial, Inc., Class A	168,751	7,431,794
KKR Real Estate Finance Trust, Inc.	128,479	2,046,670
Ladder Capital Corp. REIT	256,045	2,867,704
LendingClub Corp. *	234,854	2,275,735
LendingTree, Inc. *	23,463	930,543
MarketWise, Inc. *	37,407	83,044
MFA Financial, Inc.	231,339	2,750,621
Moelis & Co., Class A	143,902	6,727,418
Moneylion, Inc. *	327,411	257,705
Navient Corp.	240,570	4,563,613
Nelnet, Inc., Class A	32,821	3,134,077
NerdWallet, Inc., Class A *	59,482	695,345
New York Mortgage Trust, Inc.	834,468	2,603,540
Nexpoint Real Estate Finance, Inc.	18,128	345,338
Open Lending Corp., Class A *	237,047	2,078,902
Oportun Financial Corp. *	63,540	445,415
Oppenheimer Holdings, Inc., Class A	17,669	841,221
OppFi, Inc. *(a)	29,587	68,050
Orchid Island Capital, Inc.	75,292	917,809
PennyMac Mortgage Investment Trust	200,375	3,055,719
Perella Weinberg Partners, Class A	82,751	848,198
Piper Sandler Cos.	39,240	5,576,004
PJT Partners, Inc., Class A	53,187	4,256,556
PRA Group, Inc. *	87,095	3,504,703
PROG Holdings, Inc. *	112,590	2,509,631
Ready Capital Corp.	161,509	2,136,764
Redwood Trust, Inc.	255,935	2,139,617
Regional Management Corp.	17,341	598,091
Sculptor Capital Management, Inc.	57,426	533,488
Silvercrest Asset Management Group, Inc., Class A	21,708	410,281
StepStone Group, Inc., Class A	122,477	3,575,104
StoneX Group, Inc. *	38,857	3,414,753
Sunlight Financial Holdings, Inc. *	53,414	68,904
SWK Holdings Corp. *	7,819	147,466
SECURITY	NUMBER OF SHARES	VALUE ($)
TPG RE Finance Trust, Inc.	155,094	1,350,869
Two Harbors Investment Corp.	195,102	3,500,130
Value Line, Inc.	2,028	104,868
Victory Capital Holdings, Inc., Class A	37,420	1,109,129
Virtus Investment Partners, Inc.	15,660	3,365,021
WisdomTree, Inc.	308,560	1,777,306
World Acceptance Corp. *	8,744	836,976
		225,457,748

Energy 6.5%
Aemetis, Inc. *(a)	67,039	313,072
Alto Ingredients, Inc. *	163,263	553,462
Amplify Energy Corp. *	80,340	695,744
Arch Resources, Inc.	33,525	4,962,371
Archrock, Inc.	305,744	3,029,923
Ardmore Shipping Corp. *	92,727	1,358,451
Battalion Oil Corp. *	5,513	56,894
Berry Corp.	172,707	1,588,904
Borr Drilling Ltd. *	454,916	2,706,750
Bristow Group, Inc. *	52,982	1,618,070
Cactus, Inc., Class A	132,977	7,195,386
California Resources Corp.	167,004	7,136,081
Callon Petroleum Co. *	110,993	4,722,752
Centrus Energy Corp., Class A *	23,946	982,983
ChampionX Corp.	451,675	14,914,309
Chord Energy Corp.	93,694	13,429,161
Civitas Resources, Inc.	166,326	11,068,995
Clean Energy Fuels Corp. *	382,349	2,164,095
CNX Resources Corp. *	402,411	6,732,336
Comstock Resources, Inc.	206,552	2,509,607
CONSOL Energy, Inc.	77,498	4,481,709
Crescent Energy Co., Class A	87,759	1,058,374
CVR Energy, Inc.	66,613	2,211,552
Delek US Holdings, Inc.	156,857	4,197,493
Denbury, Inc. *	113,044	9,809,958
DHT Holdings, Inc.	308,410	2,643,074
Diamond Offshore Drilling, Inc. *	227,785	2,610,416
DMC Global, Inc. *	42,234	960,401
Dorian LPG Ltd.	69,716	1,383,863
Dril-Quip, Inc. *	75,704	2,324,870
Earthstone Energy, Inc., Class A *	98,937	1,375,224
Empire Petroleum Corp. *	23,361	308,132
Energy Fuels, Inc. *(a)	351,476	2,590,378
Equitrans Midstream Corp.	927,890	6,727,203
Excelerate Energy, Inc., Class A	42,173	982,631
Expro Group Holdings N.V. *	175,303	3,311,474
FLEX LNG Ltd. *	64,197	1,996,527
Frontline plc (a)	280,814	3,883,658
Gevo, Inc. *	446,686	946,974
Golar LNG Ltd. *	227,826	5,340,241
Green Plains, Inc. *	121,666	4,230,327
Gulfport Energy Corp. *	24,756	1,687,121
Helix Energy Solutions Group, Inc. *	321,902	2,552,683
Helmerich & Payne, Inc.	231,834	11,230,039
HighPeak Energy, Inc.	15,532	434,275
International Seaways, Inc.	110,029	4,273,526
Kinetik Holdings, Inc.	37,641	1,177,787
Kosmos Energy Ltd. *	1,018,718	8,058,059
Liberty Energy, Inc., Class A	314,229	4,974,245
Magnolia Oil & Gas Corp., Class A	393,293	9,285,648
Matador Resources Co.	253,884	16,796,966
Murphy Oil Corp.	332,386	14,495,354
Nabors Industries Ltd. *	20,402	3,622,171
NACCO Industries, Inc., Class A	9,219	359,264
National Energy Services Reunited Corp. *	86,075	650,727
Newpark Resources, Inc. *	196,002	889,849
NextDecade Corp. *	81,071	485,615

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NexTier Oilfield Solutions, Inc. *	395,551	3,726,090
Noble Corp. plc *	190,164	7,737,773
Nordic American Tankers Ltd.	465,080	1,413,843
Northern Oil and Gas, Inc.	149,156	4,999,709
Oceaneering International, Inc. *	226,062	4,826,424
Oil States International, Inc. *	142,152	1,216,821
Par Pacific Holdings, Inc. *	110,233	2,946,528
Patterson-UTI Energy, Inc.	483,783	8,127,554
PBF Energy, Inc., Class A	221,392	9,296,250
Peabody Energy Corp. *	265,536	7,405,799
Permian Resources Corp., Class A	469,674	5,105,356
ProFrac Holding Corp., Class A *	53,130	1,195,425
ProPetro Holding Corp. *	196,717	1,957,334
Ranger Oil Corp., Class A	43,368	1,821,456
REX American Resources Corp. *	35,906	1,174,844
Riley Exploration Permian, Inc.	24,048	798,153
Ring Energy, Inc. *	211,158	498,333
RPC, Inc.	166,922	1,655,866
SandRidge Energy, Inc. *	71,262	1,126,652
Scorpio Tankers, Inc.	106,158	5,081,784
Select Energy Services, Inc., Class A	161,917	1,421,631
SFL Corp., Ltd.	259,504	2,641,751
SilverBow Resources, Inc. *	26,447	694,763
Sitio Royalties Corp., Class A (a)	160,089	4,253,561
SM Energy Co.	273,159	8,978,736
Solaris Oilfield Infrastructure, Inc., Class A	70,973	751,604
Talos Energy, Inc. *	148,941	2,950,521
Teekay Corp. *	154,618	751,444
Teekay Tankers Ltd., Class A *	51,370	1,576,545
Tellurian, Inc. *	1,151,178	2,290,844
TETRA Technologies, Inc. *	282,649	1,119,290
Tidewater, Inc. *	105,241	4,567,459
Uranium Energy Corp. *(a)	795,157	3,204,483
Ur-Energy, Inc. *(a)	471,434	617,579
US Silica Holdings, Inc. *	166,857	2,042,330
VAALCO Energy, Inc.	241,490	1,122,929
Valaris Ltd. *	137,375	9,978,920
Vertex Energy, Inc. *	121,216	882,453
Vital Energy, Inc. *	37,435	2,106,842
W&T Offshore, Inc. *	214,702	1,335,446
Weatherford International plc *	159,399	9,066,615
World Fuel Services Corp.	138,098	3,908,173
		370,463,067

Food & Staples Retailing 0.6%
HF Foods Group, Inc. *	82,234	383,210
Ingles Markets, Inc., Class A	32,131	3,052,445
Natural Grocers by Vitamin Cottage, Inc.	20,414	202,711
PriceSmart, Inc.	55,439	4,119,672
Rite Aid Corp. *	125,164	456,849
SpartanNash Co.	78,565	2,488,939
Sprouts Farmers Market, Inc. *	239,070	7,638,286
The Andersons, Inc.	72,400	2,662,872
The Chefs' Warehouse, Inc. *	76,935	2,941,225
United Natural Foods, Inc. *	131,266	5,463,291
Village Super Market, Inc., Class A	19,300	448,918
Weis Markets, Inc.	37,099	3,203,128
		33,061,546

Food, Beverage & Tobacco 1.9%
22nd Century Group, Inc. *(a)	366,917	403,609
Alico, Inc.	14,250	377,625
AppHarvest, Inc. *(a)	168,178	410,354
B&G Foods, Inc. (a)	159,334	2,233,863
Benson Hill, Inc. *	388,140	1,040,215
Beyond Meat, Inc. *(a)	138,061	2,268,342
SECURITY	NUMBER OF SHARES	VALUE ($)
Brookfield Realty Capital Corp., Class A *(a)	60,583	399,848
Calavo Growers, Inc.	39,201	1,256,392
Cal-Maine Foods, Inc.	85,600	4,898,032
Celsius Holdings, Inc. *	125,324	12,572,504
Coca-Cola Consolidated, Inc.	10,600	5,371,868
Fresh Del Monte Produce, Inc.	68,643	1,963,190
Hostess Brands, Inc. *	301,299	6,969,046
J&J Snack Foods Corp.	34,330	4,919,489
John B. Sanfilippo & Son, Inc.	20,064	1,695,609
Lancaster Colony Corp.	43,879	8,420,819
Lifecore Biomedical, Inc. *	59,401	368,880
Local Bounti Corp. *(a)	145,053	139,222
MGP Ingredients, Inc.	31,649	3,087,043
Mission Produce, Inc. *	89,962	1,120,926
National Beverage Corp. *	53,238	2,353,120
Primo Water Corp.	355,695	5,566,627
Seneca Foods Corp., Class A *	11,438	714,875
Sovos Brands, Inc. *	86,922	1,178,662
SunOpta, Inc. *	219,751	1,795,366
Tattooed Chef, Inc. *(a)	110,153	167,432
The Duckhorn Portfolio, Inc. *	94,931	1,535,984
The Hain Celestial Group, Inc. *	201,746	4,139,828
The Simply Good Foods Co. *	200,471	7,277,097
The Vita Coco Co., Inc. *	62,744	851,436
Tootsie Roll Industries, Inc.	35,034	1,567,071
TreeHouse Foods, Inc. *	114,808	5,560,151
Turning Point Brands, Inc.	33,542	778,510
Universal Corp.	54,608	2,969,037
Utz Brands, Inc.	148,213	2,469,228
Vector Group Ltd.	323,725	4,192,239
Vintage Wine Estates, Inc. *	73,494	210,193
Vital Farms, Inc. *	67,113	1,179,846
Whole Earth Brands, Inc. *	90,458	342,836
		104,766,414

Health Care Equipment & Services 6.9%
1Life Healthcare, Inc. *	406,769	6,504,236
23andMe Holding Co., Class A *	580,173	1,450,433
Accolade, Inc. *	149,263	1,741,899
AdaptHealth Corp. *	162,633	3,485,225
Addus HomeCare Corp. *	34,804	3,742,126
Agiliti, Inc. *	63,393	1,169,601
AirSculpt Technologies, Inc. (a)	27,204	158,327
Alignment Healthcare, Inc. *	221,624	2,737,056
Alphatec Holdings, Inc. *	163,971	2,134,902
American Well Corp., Class A *	516,046	2,048,703
AMN Healthcare Services, Inc. *	97,636	9,357,434
AngioDynamics, Inc. *	83,546	1,087,769
Apollo Medical Holdings, Inc. *	87,704	3,125,771
Artivion, Inc. *	88,367	1,152,306
ATI Physical Therapy, Inc. *	164,381	72,328
AtriCure, Inc. *	103,010	4,458,273
Atrion Corp.	3,069	2,109,324
Avanos Medical, Inc. *	104,336	3,196,855
Aveanna Healthcare Holdings, Inc. *	97,815	119,334
AxoGen, Inc. *	91,198	863,645
Axonics, Inc. *	110,572	6,789,121
Babylon Holdings Ltd., Class A *(a)	9,569	110,809
Bioventus, Inc., Class A *	71,493	140,126
Brookdale Senior Living, Inc. *	422,224	1,216,005
Butterfly Network, Inc. *	301,483	829,078
Cano Health, Inc. *	360,493	497,480
Cardiovascular Systems, Inc. *	92,480	1,289,171
CareMax, Inc. *	132,824	622,945
Castle Biosciences, Inc. *	55,175	1,494,139
Cerus Corp. *	391,510	1,229,341
Clover Health Investments Corp. *	878,699	1,168,670

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Community Health Systems, Inc. *	283,238	1,478,502
Computer Programs & Systems, Inc. *	31,956	938,867
CONMED Corp.	65,704	6,291,815
CorVel Corp. *	19,977	3,559,102
Cross Country Healthcare, Inc. *	80,548	2,235,207
Cue Health, Inc. *	242,485	635,311
Cutera, Inc. *	37,253	1,297,522
DocGo, Inc. *	186,974	1,869,740
Embecta Corp.	131,121	3,460,283
Evolent Health, Inc., Class A *	185,181	5,966,532
Figs, Inc., Class A *	288,415	2,581,314
Fulgent Genetics, Inc. *	47,366	1,600,024
GeneDx Holdings Corp. *	360,012	152,933
Glaukos Corp. *	103,331	5,068,386
Haemonetics Corp. *	114,490	9,685,854
Health Catalyst, Inc. *	124,410	1,729,299
HealthEquity, Inc. *	187,265	11,395,075
HealthStream, Inc. *	54,812	1,325,354
Heska Corp. *	21,895	1,958,289
Hims & Hers Health, Inc. *	272,976	2,260,241
Inari Medical, Inc. *	108,838	6,209,208
Innovage Holding Corp. *(a)	42,380	317,426
Inogen, Inc. *	52,126	1,216,100
Inspire Medical Systems, Inc. *	63,676	16,113,849
Integer Holdings Corp. *	74,402	4,896,396
Invitae Corp. *	554,235	1,307,995
iRadimed Corp.	16,071	601,055
iRhythm Technologies, Inc. *	68,049	6,689,217
Lantheus Holdings, Inc. *	154,123	8,862,073
LeMaitre Vascular, Inc.	43,819	2,067,380
LHC Group, Inc. *	67,238	10,663,947
LifeStance Health Group, Inc. *(a)	164,695	869,590
LivaNova plc *	121,126	6,807,281
Meridian Bioscience, Inc. *(b)	96,773	3,290,282
Merit Medical Systems, Inc. *	126,012	8,990,956
Mesa Laboratories, Inc.	11,521	2,241,295
ModivCare, Inc. *	28,499	3,056,803
Multiplan Corp. *	847,423	1,118,598
Nano-X Imaging Ltd. *(a)	103,755	956,621
National HealthCare Corp.	28,503	1,697,069
National Research Corp.	31,900	1,480,798
Neogen Corp. *	489,458	10,479,296
NeoGenomics, Inc. *	283,950	3,373,326
Nevro Corp. *	78,579	2,885,421
NextGen Healthcare, Inc. *	127,659	2,428,074
Nutex Health, Inc. *(a)	569,469	763,088
NuVasive, Inc. *	118,232	5,391,379
OmniAb, Inc., Class A *(b)	12,824	0
OmniAb, Inc., Class B *(b)	12,824	0
Omnicell, Inc. *	100,237	5,560,146
OPKO Health, Inc. *	905,676	1,168,322
OptimizeRx Corp. *	37,421	671,707
Option Care Health, Inc. *	352,632	10,180,486
OraSure Technologies, Inc. *	161,880	903,290
Orthofix Medical, Inc. *	77,680	1,680,218
OrthoPediatrics Corp. *	34,316	1,617,313
Outset Medical, Inc. *	109,123	3,068,539
Owens & Minor, Inc. *	166,186	3,280,512
Owlet, Inc. *	36,191	14,788
P3 Health Partners, Inc. *(a)	53,634	69,188
Paragon 28, Inc. *	103,738	1,747,985
Patterson Cos., Inc.	196,818	5,941,935
Pear Therapeutics, Inc. *(a)	155,799	169,821
Pediatrix Medical Group, Inc. *	184,299	2,828,990
PetIQ, Inc. *	61,036	722,666
Phreesia, Inc. *	111,850	4,193,257
Privia Health Group, Inc. *	103,251	2,791,907
PROCEPT BioRobotics Corp. *	58,392	2,270,865
Progyny, Inc. *	170,643	5,868,413
SECURITY	NUMBER OF SHARES	VALUE ($)
Pulmonx Corp. *	78,008	693,491
R1 RCM, Inc. *	339,732	4,861,565
RadNet, Inc. *	112,260	2,363,073
RxSight, Inc. *	46,308	648,312
Schrodinger, Inc. *	121,657	2,941,666
Scilex Holding Co. *(b)	147,602	879,627
Select Medical Holdings Corp.	235,032	6,832,380
Senseonics Holdings, Inc. *(a)	1,073,776	1,213,367
Sharecare, Inc. *	676,915	1,719,364
Shockwave Medical, Inc. *	80,316	15,093,786
SI-BONE, Inc. *	77,040	1,311,991
Sight Sciences, Inc. *	48,825	561,976
Silk Road Medical, Inc. *	84,761	4,607,608
Simulations Plus, Inc.	35,421	1,457,220
STAAR Surgical Co. *	108,213	7,634,427
Surgery Partners, Inc. *	112,684	3,741,109
Surmodics, Inc. *	30,949	869,976
Tactile Systems Technology, Inc. *	44,249	573,910
Tenon Medical, Inc. *	16,978	38,370
The Ensign Group, Inc.	121,508	11,330,621
The Joint Corp. *	32,126	583,729
The Oncology Institute, Inc. *	76,583	113,343
The Pennant Group, Inc. *	57,916	749,433
TransMedics Group, Inc. *	68,940	4,344,599
Treace Medical Concepts, Inc. *	74,916	1,729,810
U.S. Physical Therapy, Inc.	28,978	2,873,169
UFP Technologies, Inc. *	15,353	1,746,097
Utah Medical Products, Inc.	7,741	713,178
Varex Imaging Corp. *	86,833	1,866,041
Veradigm, Inc. *	242,661	4,346,059
Vicarious Surgical, Inc. *(a)	124,806	338,224
ViewRay, Inc. *	332,334	1,525,413
Zimvie, Inc. *	47,407	465,063
Zynex, Inc. *	48,280	682,196
		392,567,146

Household & Personal Products 1.0%
BellRing Brands, Inc. *	297,548	8,438,461
Central Garden & Pet Co. *	22,095	926,664
Central Garden & Pet Co., Class A *	90,408	3,582,869
Edgewell Personal Care Co.	116,331	4,985,947
elf Beauty, Inc. *	110,922	6,383,561
Energizer Holdings, Inc.	150,563	5,585,887
Herbalife Nutrition Ltd. *	221,466	3,891,158
Inter Parfums, Inc.	40,409	4,777,152
Medifast, Inc.	24,488	2,729,188
Nature's Sunshine Products, Inc. *	29,877	315,501
Nu Skin Enterprises, Inc., Class A	110,992	4,759,337
The Beauty Health Co. *	214,037	2,440,022
The Honest Co., Inc. *	148,328	489,482
Thorne HealthTech, Inc. *	30,226	139,342
USANA Health Sciences, Inc. *	25,474	1,488,701
Veru, Inc. *(a)	145,629	838,823
WD-40 Co.	30,847	5,384,035
		57,156,130

Insurance 2.1%
Ambac Financial Group, Inc. *	100,254	1,670,232
American Equity Investment Life Holding Co.	159,725	7,610,896
AMERISAFE, Inc.	43,040	2,370,643
Argo Group International Holdings Ltd.	71,446	1,983,341
Bright Health Group, Inc. *	439,758	389,933
BRP Group, Inc., Class A *	137,410	3,936,796
CNO Financial Group, Inc.	256,045	6,595,719
Crawford & Co., Class A	33,903	219,352
Donegal Group, Inc., Class A	35,355	536,689

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
eHealth, Inc. *	54,648	453,578
Employers Holdings, Inc.	61,272	2,688,003
Enstar Group Ltd. *	25,376	6,148,605
Genworth Financial, Inc., Class A *	1,116,325	6,162,114
Goosehead Insurance, Inc., Class A *	42,793	1,671,067
Greenlight Capital Re Ltd., Class A *	59,457	585,651
HCI Group, Inc.	14,007	703,291
Hippo Holdings, Inc. *(a)	38,510	646,202
Horace Mann Educators Corp.	92,933	3,309,344
Investors Title Co.	2,963	480,006
James River Group Holdings Ltd.	82,722	1,874,481
Kinsale Capital Group, Inc.	48,839	13,598,731
Lemonade, Inc. *	106,179	1,728,594
MBIA, Inc. *	108,152	1,407,058
Mercury General Corp.	60,275	2,153,626
National Western Life Group, Inc., Class A	5,138	1,422,198
NI Holdings, Inc. *	19,074	252,730
Oscar Health, Inc., Class A *	270,495	1,038,701
Palomar Holdings, Inc. *	54,651	2,793,213
ProAssurance Corp.	121,448	2,354,877
RLI Corp.	88,089	11,667,388
Root, Inc., Class A *(a)	17,055	100,283
Safety Insurance Group, Inc.	32,072	2,706,556
Selective Insurance Group, Inc.	134,643	12,791,085
Selectquote, Inc. *	312,015	269,019
SiriusPoint Ltd. *	208,084	1,579,358
Stewart Information Services Corp.	60,467	2,888,509
Tiptree, Inc.	55,880	838,759
Trean Insurance Group, Inc. *	52,209	317,953
Trupanion, Inc. *	87,840	5,184,317
United Fire Group, Inc.	48,465	1,526,163
Universal Insurance Holdings, Inc.	57,862	737,162
		117,392,223

Materials 4.4%
5E Advanced Materials, Inc. *(a)	86,100	848,085
AdvanSix, Inc.	60,190	2,602,616
Alpha Metallurgical Resources, Inc.	34,389	5,534,222
American Vanguard Corp.	63,506	1,434,601
Amyris, Inc. *(a)	454,059	721,954
Arconic Corp. *	229,120	5,386,611
Aspen Aerogels, Inc. *	70,614	741,447
ATI, Inc. *	279,946	10,187,235
Avient Corp.	205,433	8,324,145
Balchem Corp.	71,882	9,389,946
Cabot Corp.	125,454	9,450,450
Carpenter Technology Corp.	107,785	5,204,938
Century Aluminum Co. *	116,599	1,310,573
Chase Corp.	16,958	1,600,496
Clearwater Paper Corp. *	37,934	1,464,632
Coeur Mining, Inc. *	626,836	2,438,392
Commercial Metals Co.	263,554	14,303,076
Compass Minerals International, Inc.	77,187	3,601,545
Constellium SE *	285,661	4,150,654
Cryptyde, Inc. *	40,327	8,691
Dakota Gold Corp. *	116,224	407,946
Danimer Scientific, Inc. *(a)	203,912	464,919
Diversey Holdings Ltd. *	177,926	1,080,011
Ecovyst, Inc. *	163,896	1,719,269
FutureFuel Corp.	58,844	545,484
Glatfelter Corp.	101,328	443,817
Greif, Inc., Class A	55,987	3,999,151
Greif, Inc., Class B	12,253	1,009,647
H.B. Fuller Co.	119,713	8,272,168
Hawkins, Inc.	43,598	1,700,322
Haynes International, Inc.	27,712	1,543,281
Hecla Mining Co.	1,248,289	7,701,943
SECURITY	NUMBER OF SHARES	VALUE ($)
Hycroft Mining Holding Corp. *	351,799	210,692
Ingevity Corp. *	84,650	6,978,546
Innospec, Inc.	55,859	6,313,184
Intrepid Potash, Inc. *	24,848	813,275
Ivanhoe Electric, Inc. *	33,348	441,861
Kaiser Aluminum Corp.	35,815	3,134,529
Koppers Holdings, Inc.	46,071	1,594,517
Kronos Worldwide, Inc.	49,799	580,158
Livent Corp. *	365,676	9,478,322
LSB Industries, Inc. *	166,635	2,117,931
Materion Corp.	46,113	4,161,698
Mativ Holdings, Inc.	122,654	3,380,345
Minerals Technologies, Inc.	73,016	5,070,961
Myers Industries, Inc.	81,584	1,964,543
Novagold Resources, Inc. *	539,154	3,402,062
O-I Glass, Inc. *	351,145	6,759,541
Olympic Steel, Inc.	21,698	959,920
Origin Materials, Inc. *	238,587	1,443,451
Orion Engineered Carbons S.A.	136,357	2,866,224
Pactiv Evergreen, Inc.	96,921	1,115,561
Perimeter Solutions S.A. *	264,688	2,461,598
Piedmont Lithium, Inc. *	39,090	2,683,138
PolyMet Mining Corp. *	66,038	173,020
PureCycle Technologies, Inc. *(a)	240,755	2,017,527
Quaker Chemical Corp.	30,585	6,021,269
Ramaco Resources, Inc.	50,596	527,716
Ranpak Holdings Corp. *	98,644	755,613
Rayonier Advanced Materials, Inc. *	139,838	969,077
Resolute Forest Products, Inc. *	103,338	2,243,468
Ryerson Holding Corp.	44,015	1,680,053
Schnitzer Steel Industries, Inc., Class A	57,094	1,932,061
Sensient Technologies Corp.	94,647	7,163,831
Stepan Co.	48,212	5,295,606
Summit Materials, Inc., Class A *	268,300	8,816,323
SunCoke Energy, Inc.	188,844	1,720,369
Sylvamo Corp.	79,981	3,801,497
TimkenSteel Corp. *	99,952	1,966,056
Tredegar Corp.	61,192	742,259
TriMas Corp.	94,413	2,906,976
Trinseo plc	78,689	2,183,620
Tronox Holdings plc, Class A	264,385	4,534,203
United States Lime & Minerals, Inc.	4,589	696,610
Valhi, Inc.	5,287	136,563
Warrior Met Coal, Inc.	115,975	4,393,133
Worthington Industries, Inc.	70,791	4,025,884
		250,227,058

Media & Entertainment 1.9%
AdTheorent Holding Co., Inc. *(a)	80,170	139,496
Advantage Solutions, Inc. *	187,093	484,571
AMC Networks, Inc., Class A *	68,634	1,270,415
Audacy, Inc. *	266,264	85,524
Boston Omaha Corp., Class A *	49,665	1,313,639
Bumble, Inc., Class A *	194,434	5,006,675
Cardlytics, Inc. *	71,994	539,955
Cargurus, Inc. *	230,505	4,068,413
Cars.com, Inc. *	149,295	2,552,944
Cinemark Holdings, Inc. *	245,054	2,925,945
Clear Channel Outdoor Holdings, Inc. *	836,758	1,598,208
Cumulus Media, Inc., Class A *	39,067	261,749
Daily Journal Corp. *	2,709	828,954
DHI Group, Inc. *	93,531	555,574
Entravision Communications Corp., Class A	134,235	872,528
Eventbrite, Inc., Class A *	177,477	1,577,771
EverQuote, Inc., Class A *	44,957	701,329
fuboTV, Inc. *(a)	421,116	1,082,268
Gambling.com Group Ltd. *	20,244	193,735

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Gannett Co., Inc. *	323,952	732,132
Gray Television, Inc.	184,704	2,393,764
iHeartMedia, Inc., Class A *	271,341	2,102,893
IMAX Corp. *	105,725	1,797,325
Innovid Corp. *(a)	174,275	392,119
Integral Ad Science Holding Corp. *	85,775	881,767
John Wiley & Sons, Inc., Class A	96,783	4,432,661
Leafly Holdings, Inc. *	67,445	43,151
Liberty Media Corp. - Liberty Braves, Class A *	22,706	797,662
Liberty Media Corp. - Liberty Braves, Class C *	84,615	2,934,448
Lions Gate Entertainment Corp., Class A *	130,729	1,041,910
Lions Gate Entertainment Corp., Class B *	261,218	1,990,481
Loyalty Ventures, Inc. *	44,080	81,548
Madison Square Garden Entertainment Corp. *	58,776	3,073,397
Magnite, Inc. *	298,005	3,599,900
MediaAlpha, Inc., Class A *	56,275	785,036
Outbrain, Inc. *	81,679	401,861
Playstudios, Inc. *	178,129	822,956
PubMatic, Inc., Class A *	97,925	1,501,190
QuinStreet, Inc. *	114,749	1,759,102
Quotient Technology, Inc. *	206,340	835,677
Reservoir Media, Inc. *	46,654	328,444
Scholastic Corp.	67,220	2,973,813
Shutterstock, Inc.	54,001	4,064,655
Sinclair Broadcast Group, Inc., Class A	89,991	1,856,514
Skillz, Inc. *	705,959	564,344
Stagwell, Inc. *	174,324	1,223,754
TechTarget, Inc. *	60,884	3,015,585
TEGNA, Inc.	502,404	10,012,912
The Arena Group Holdings, Inc. *	26,032	232,726
The E.W. Scripps Co., Class A *	131,529	1,966,359
The Marcus Corp.	54,125	819,453
Thryv Holdings, Inc. *	57,619	1,288,937
TrueCar, Inc. *	195,762	610,777
Urban One, Inc. *	24,134	120,187
Urban One, Inc. *	19,434	136,232
Vimeo, Inc. *	324,908	1,475,082
Vinco Ventures, Inc. *	534,515	394,953
Vivid Seats, Inc., Class A *(a)	58,160	494,942
Wejo Group Ltd. *	129,037	113,553
WideOpenWest, Inc. *	121,590	1,397,069
Yelp, Inc. *	152,815	4,815,201
Ziff Davis, Inc. *	103,031	9,219,214
ZipRecruiter, Inc., Class A *	164,170	3,224,299
		108,809,678

Pharmaceuticals, Biotechnology & Life Sciences 9.6%
2seventy bio, Inc. *	83,709	1,138,442
4D Molecular Therapeutics, Inc. *	67,500	1,420,875
Aadi Bioscience, Inc. *	32,925	415,513
AbCellera Biologics, Inc. *	467,686	4,924,734
Absci Corp. *	121,457	381,375
ACADIA Pharmaceuticals, Inc. *	271,500	5,166,645
Aclaris Therapeutics, Inc. *	145,737	2,462,955
Adaptive Biotechnologies Corp. *	250,947	2,326,279
Adicet Bio, Inc. *	67,927	621,532
ADMA Biologics, Inc. *	421,043	1,553,649
Aerovate Therapeutics, Inc. *(a)	20,978	479,347
Affimed N.V. *	326,086	420,651
Agenus, Inc. *	688,809	1,797,791
Agios Pharmaceuticals, Inc. *	122,866	3,622,090
Akero Therapeutics, Inc. *	78,803	3,900,748
SECURITY	NUMBER OF SHARES	VALUE ($)
Akoya Biosciences, Inc. *	35,694	401,557
Albireo Pharma, Inc. *	40,791	1,821,726
Alector, Inc. *	139,702	1,232,172
Alkermes plc *	367,856	10,535,396
Allogene Therapeutics, Inc. *	179,173	1,383,216
Allovir, Inc. *	70,302	406,346
Alpha Teknova, Inc. *	13,552	80,770
Alpine Immune Sciences, Inc. *	50,786	426,602
ALX Oncology Holdings, Inc. *	48,734	453,226
Amicus Therapeutics, Inc. *	622,133	8,112,614
Amneal Pharmaceuticals, Inc. *	230,165	506,363
Amphastar Pharmaceuticals, Inc. *	86,315	2,611,892
Amylyx Pharmaceuticals, Inc. *	113,908	4,464,054
AN2 Therapeutics, Inc. *	24,898	302,760
AnaptysBio, Inc. *	45,921	1,142,974
Anavex Life Sciences Corp. *(a)	155,401	1,689,209
ANI Pharmaceuticals, Inc. *	28,953	1,295,068
Anika Therapeutics, Inc. *	33,159	1,028,261
Apellis Pharmaceuticals, Inc. *	211,562	11,155,664
Arbutus Biopharma Corp. *	254,599	766,343
Arcellx, Inc. *	66,794	2,231,588
Arcturus Therapeutics Holdings, Inc. *	52,495	1,109,219
Arcus Biosciences, Inc. *	115,592	2,500,255
Arcutis Biotherapeutics, Inc. *	93,946	1,556,685
Arrowhead Pharmaceuticals, Inc. *	232,257	8,126,672
Arvinas, Inc. *	109,957	3,603,291
Atara Biotherapeutics, Inc. *	211,608	1,072,853
Atea Pharmaceuticals, Inc. *	173,489	803,254
Athira Pharma, Inc. *	74,945	302,778
Aura Biosciences, Inc. *	41,119	428,049
Aurinia Pharmaceuticals, Inc. *	303,029	2,742,412
Avid Bioservices, Inc. *	137,388	2,174,852
Avidity Biosciences, Inc. *	120,681	2,860,140
Axsome Therapeutics, Inc. *	72,320	5,424,000
Beam Therapeutics, Inc. *	143,422	6,231,686
Berkeley Lights, Inc. *	127,499	274,123
BioCryst Pharmaceuticals, Inc. *	418,665	4,416,916
Biohaven Ltd. *	142,686	2,723,876
BioLife Solutions, Inc. *	75,682	1,773,986
Bionano Genomics, Inc. *(a)	680,487	1,231,681
Bioxcel Therapeutics, Inc. *	42,845	1,221,939
Bluebird Bio, Inc. *	187,991	1,193,743
Blueprint Medicines Corp. *	134,842	6,302,515
Bridgebio Pharma, Inc. *	238,911	2,217,094
C4 Therapeutics, Inc. *	94,119	733,187
Cara Therapeutics, Inc. *	101,763	1,188,592
CareDx, Inc. *	115,528	1,725,988
Caribou Biosciences, Inc. *	125,512	904,941
Cassava Sciences, Inc. *(a)	85,951	2,406,628
Catalyst Pharmaceuticals, Inc. *	219,102	3,393,890
Celldex Therapeutics, Inc. *	103,292	4,551,045
Celularity, Inc. *	147,031	123,521
Century Therapeutics, Inc. *	45,787	209,247
Cerevel Therapeutics Holdings, Inc. *	129,420	4,419,693
Chimerix, Inc. *	192,052	339,932
Chinook Therapeutics, Inc. *	114,134	2,884,166
CinCor Pharma, Inc. *	55,629	1,609,347
Codexis, Inc. *	138,989	854,782
Cogent Biosciences, Inc. *	145,067	2,184,709
Coherus Biosciences, Inc. *	166,873	1,415,083
Collegium Pharmaceutical, Inc. *	75,977	2,133,434
Corcept Therapeutics, Inc. *	195,213	4,462,569
Crinetics Pharmaceuticals, Inc. *	118,417	2,322,157
CryoPort, Inc. *	99,892	2,280,534
CTI BioPharma Corp. *	227,087	1,255,791
Cullinan Oncology, Inc. *	68,035	791,927
Cytek Biosciences, Inc. *	257,163	3,098,814
Cytokinetics, Inc. *	185,218	7,868,061
Day One Biopharmaceuticals, Inc. *	62,809	1,367,352

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Deciphera Pharmaceuticals, Inc. *	103,757	1,764,907
Denali Therapeutics, Inc. *	245,566	7,433,283
Design Therapeutics, Inc. *	77,234	606,287
DICE Therapeutics, Inc. *	79,753	2,533,753
Dynavax Technologies Corp. *	269,052	3,061,812
Dyne Therapeutics, Inc. *	72,071	1,052,237
Eagle Pharmaceuticals, Inc. *	22,913	777,667
Edgewise Therapeutics, Inc. *	84,928	868,813
Editas Medicine, Inc. *	155,093	1,533,870
Eiger BioPharmaceuticals, Inc. *	95,839	182,094
Emergent BioSolutions, Inc. *	114,086	1,504,794
Enanta Pharmaceuticals, Inc. *	44,062	2,352,030
Enochian Biosciences, Inc. *(a)	43,414	52,965
EQRx, Inc. *	450,996	1,104,940
Erasca, Inc. *	144,862	579,448
Esperion Therapeutics, Inc. *	165,214	1,050,761
Evolus, Inc. *	79,498	825,984
EyePoint Pharmaceuticals, Inc. *	59,603	277,750
Fate Therapeutics, Inc. *	186,957	1,114,264
FibroGen, Inc. *	197,413	4,658,947
Foghorn Therapeutics, Inc. *	45,955	395,213
Fulcrum Therapeutics, Inc. *	97,580	1,230,484
Gelesis Holdings, Inc. *	35,034	10,773
Generation Bio Co. *	109,271	644,699
Geron Corp. *	820,966	2,709,188
Gossamer Bio, Inc. *(a)	142,805	377,005
GreenLight Biosciences Holdings PBC *(a)	200,335	218,365
Halozyme Therapeutics, Inc. *	300,407	15,552,070
Harmony Biosciences Holdings, Inc. *	59,303	2,856,625
Heron Therapeutics, Inc. *	233,699	633,324
HilleVax, Inc. *	39,103	668,661
Humacyte, Inc. *(a)	131,720	346,424
Icosavax, Inc. *	49,839	525,801
Ideaya Biosciences, Inc. *	100,102	1,704,737
IGM Biosciences, Inc. *	24,001	545,543
ImmunityBio, Inc. *(a)	184,206	699,983
ImmunoGen, Inc. *	484,122	2,226,961
Immunovant, Inc. *	100,385	1,783,841
Inhibrx, Inc. *	73,548	1,838,700
Innoviva, Inc. *	142,328	1,800,449
Inotiv, Inc. *	39,167	283,961
Inovio Pharmaceuticals, Inc. *	561,707	932,434
Insmed, Inc. *	305,008	6,566,822
Instil Bio, Inc. *	155,472	126,539
Intellia Therapeutics, Inc. *	191,775	8,138,931
Intercept Pharmaceuticals, Inc. *	55,077	1,005,706
Intra-Cellular Therapies, Inc. *	206,678	9,904,010
Invivyd, Inc. *	117,743	268,454
Iovance Biotherapeutics, Inc. *	339,434	2,701,895
Ironwood Pharmaceuticals, Inc. *	308,323	3,551,881
iTeos Therapeutics, Inc. *	52,691	1,101,242
IVERIC bio, Inc. *	303,561	7,012,259
Janux Therapeutics, Inc. *(a)	38,809	861,948
Jounce Therapeutics, Inc. *	92,459	108,177
KalVista Pharmaceuticals, Inc. *	54,264	431,941
Karuna Therapeutics, Inc. *	68,184	13,595,208
Karyopharm Therapeutics, Inc. *	174,357	575,378
Keros Therapeutics, Inc. *	43,414	2,542,758
Kezar Life Sciences, Inc. *	119,573	857,338
Kiniksa Pharmaceuticals Ltd., Class A *	70,115	1,013,863
Kinnate Biopharma, Inc. *	65,765	495,210
Kodiak Sciences, Inc. *	75,418	609,377
Kronos Bio, Inc. *	90,167	216,401
Krystal Biotech, Inc. *	48,203	4,006,633
Kura Oncology, Inc. *	146,807	2,028,873
Kymera Therapeutics, Inc. *	85,257	3,186,907
Lexicon Pharmaceuticals, Inc. *	190,540	426,810
Ligand Pharmaceuticals, Inc. *	34,198	2,383,601
SECURITY	NUMBER OF SHARES	VALUE ($)
Liquidia Corp. *	108,947	719,050
Lyell Immunopharma, Inc. *(a)	388,650	1,270,885
MacroGenics, Inc. *	136,729	788,926
Madrigal Pharmaceuticals, Inc. *	28,720	8,278,540
MannKind Corp. *	573,131	3,135,027
MaxCyte, Inc. *	197,559	1,153,745
Medpace Holdings, Inc. *	57,255	12,657,363
MeiraGTx Holdings plc *	68,201	570,160
Mersana Therapeutics, Inc. *	210,170	1,382,919
MiMedx Group, Inc. *	253,295	980,252
Mirum Pharmaceuticals, Inc. *	41,215	967,728
Monte Rosa Therapeutics, Inc. *(a)	66,637	493,114
Morphic Holding, Inc. *	57,827	1,892,678
Myriad Genetics, Inc. *	179,009	3,530,057
NanoString Technologies, Inc. *	104,324	1,103,748
Nautilus Biotechnology, Inc. *	104,750	205,310
Nektar Therapeutics *	407,066	1,107,219
NGM Biopharmaceuticals, Inc. *	90,653	475,022
Nkarta, Inc. *	73,741	393,039
Nurix Therapeutics, Inc. *	105,405	1,295,427
Nuvalent, Inc., Class A *	45,620	1,380,005
Nuvation Bio, Inc. *	260,365	640,498
Ocugen, Inc. *(a)	486,737	618,156
Ocular Therapeutix, Inc. *	173,463	678,240
OmniAb, Inc. *	172,520	714,233
Organogenesis Holdings, Inc. *	162,776	416,707
Outlook Therapeutics, Inc. *(a)	266,760	306,774
Pacific Biosciences of California, Inc. *	510,312	5,659,360
Pacira BioSciences, Inc. *	101,540	3,987,476
Pardes Biosciences, Inc. *	75,704	156,707
PepGen, Inc. *	33,675	526,003
Phathom Pharmaceuticals, Inc. *	54,976	655,864
Phibro Animal Health Corp., Class A	45,620	702,548
PMV Pharmaceuticals, Inc. *	82,973	680,379
Point Biopharma Global, Inc. *	193,574	1,548,592
Praxis Precision Medicines, Inc. *	89,211	444,271
Precigen, Inc. *	227,116	367,928
Prestige Consumer Healthcare, Inc. *	112,339	7,387,413
Prime Medicine, Inc. *	23,250	408,735
Prometheus Biosciences, Inc. *	78,483	8,920,378
Protagonist Therapeutics, Inc. *	105,661	1,404,235
Prothena Corp. plc *	82,798	4,682,227
Provention Bio, Inc. *	142,914	1,237,635
PTC Therapeutics, Inc. *	158,509	7,273,978
Quanterix Corp. *	77,143	1,090,031
Quantum-Si, Inc. *(a)	206,210	457,786
Rallybio Corp. *	41,278	286,469
RAPT Therapeutics, Inc. *	59,575	1,730,654
Reata Pharmaceuticals, Inc., Class A *	62,258	2,697,639
Recursion Pharmaceuticals, Inc., Class A *	307,414	2,560,759
REGENXBIO, Inc. *	90,334	2,096,652
Relay Therapeutics, Inc. *	191,597	4,111,672
Relmada Therapeutics, Inc. *	61,410	249,325
Replimune Group, Inc. *	91,849	2,557,995
Revance Therapeutics, Inc. *	182,543	6,330,591
REVOLUTION Medicines, Inc. *	170,366	4,555,587
Rigel Pharmaceuticals, Inc. *	393,333	645,066
Rocket Pharmaceuticals, Inc. *	121,058	2,630,590
Sage Therapeutics, Inc. *	117,643	5,216,291
Sana Biotechnology, Inc. *	199,679	910,536
Sangamo Therapeutics, Inc. *	299,848	1,046,469
Science 37 Holdings, Inc. *	136,794	73,855
Seer, Inc. *	114,914	522,859
Seres Therapeutics, Inc. *	160,325	876,978
SIGA Technologies, Inc.	105,699	774,774
Singular Genomics Systems, Inc. *(a)	126,875	339,391
SomaLogic, Inc. *	335,843	1,168,734
Sorrento Therapeutics, Inc. *	1,046,734	1,003,295

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SpringWorks Therapeutics, Inc. *	81,358	2,554,641
Stoke Therapeutics, Inc. *	50,512	503,099
Supernus Pharmaceuticals, Inc. *	112,066	4,595,827
Sutro Biopharma, Inc. *	120,766	874,346
Syndax Pharmaceuticals, Inc. *	119,798	3,438,203
Talaris Therapeutics, Inc. *	50,489	73,714
Tango Therapeutics, Inc. *	105,778	698,135
Tarsus Pharmaceuticals, Inc. *	41,753	658,027
Tenaya Therapeutics, Inc. *	61,401	209,991
TG Therapeutics, Inc. *	300,193	4,571,939
Theravance Biopharma, Inc. *	147,725	1,596,907
Theseus Pharmaceuticals, Inc. *	37,327	522,205
Third Harmonic Bio, Inc. *(a)	28,319	123,754
Travere Therapeutics, Inc. *	138,595	3,104,528
Twist Bioscience Corp. *	126,359	3,625,240
Tyra Biosciences, Inc. *	30,415	323,007
Vanda Pharmaceuticals, Inc. *	124,430	955,622
Vaxart, Inc. *	288,350	311,418
Vaxcyte, Inc. *	161,759	7,335,771
VBI Vaccines, Inc. *	440,434	256,333
Ventyx Biosciences, Inc. *	56,321	2,365,482
Vera Therapeutics, Inc. *(a)	32,112	272,310
Veracyte, Inc. *	161,424	4,056,585
Vericel Corp. *	106,342	2,921,215
Verve Therapeutics, Inc. *	105,558	2,401,444
Vir Biotechnology, Inc. *	163,425	4,829,209
Viridian Therapeutics, Inc. *	85,242	3,113,038
VistaGen Therapeutics, Inc. *	427,939	110,751
Xencor, Inc. *	129,235	4,254,416
Xeris Biopharma Holdings, Inc. *	300,770	372,955
Y-mAbs Therapeutics, Inc. *	82,029	368,310
Zentalis Pharmaceuticals, Inc. *	105,699	2,494,496
		543,563,312

Real Estate 6.5%
Acadia Realty Trust	209,941	3,260,384
Agree Realty Corp.	197,409	14,732,634
Alexander & Baldwin, Inc.	163,176	3,266,784
Alexander's, Inc.	4,790	1,136,571
American Assets Trust, Inc.	111,503	3,173,375
American Realty Investors, Inc. *	3,281	89,932
Anywhere Real Estate, Inc. *	242,605	2,057,290
Apartment Investment & Management Co., Class A	337,632	2,535,616
Apple Hospitality REIT, Inc.	485,343	8,605,131
Armada Hoffler Properties, Inc.	150,955	1,914,109
Ashford Hospitality Trust, Inc. *	78,017	537,537
Bluerock Homes Trust, Inc. *	8,593	185,695
Braemar Hotels & Resorts, Inc.	153,801	815,145
Brandywine Realty Trust	383,169	2,513,589
Broadstone Net Lease, Inc.	390,666	7,074,961
BRT Apartments Corp.	27,443	574,931
CareTrust REIT, Inc.	217,552	4,507,677
CBL & Associates Properties, Inc.	59,853	1,595,083
Centerspace	33,993	2,298,607
Chatham Lodging Trust	108,259	1,538,360
City Office REIT, Inc.	87,138	857,438
Clipper Realty, Inc.	26,341	185,441
Community Healthcare Trust, Inc.	53,317	2,286,233
Compass, Inc., Class A *	613,634	2,466,809
Corporate Office Properties Trust	254,132	7,133,485
CTO Realty Growth, Inc.	40,690	799,152
Cushman & Wakefield plc *	358,924	5,179,273
DiamondRock Hospitality Co.	472,589	4,551,032
DigitalBridge Group, Inc.	357,008	5,283,718
Diversified Healthcare Trust	537,555	425,421
Doma Holdings, Inc. *	300,934	213,663
Douglas Elliman, Inc.	169,624	790,448
SECURITY	NUMBER OF SHARES	VALUE ($)
Easterly Government Properties, Inc.	206,112	3,347,259
Elme Communities	196,896	3,780,403
Empire State Realty Trust, Inc., Class A	300,268	2,504,235
Equity Commonwealth	236,221	6,028,360
Essential Properties Realty Trust, Inc.	317,141	8,080,753
eXp World Holdings, Inc.	156,713	2,443,156
Farmland Partners, Inc.	113,055	1,456,148
Forestar Group, Inc. *	41,509	617,654
Four Corners Property Trust, Inc.	188,742	5,428,220
Franklin Street Properties Corp.	221,253	681,459
FRP Holdings, Inc. *	15,265	857,435
Getty Realty Corp.	95,225	3,469,047
Gladstone Commercial Corp.	88,844	1,509,460
Gladstone Land Corp.	72,393	1,414,559
Global Medical REIT, Inc.	138,609	1,556,579
Global Net Lease, Inc.	234,765	3,509,737
Hersha Hospitality Trust, Class A	71,030	653,476
Independence Realty Trust, Inc.	506,908	9,545,078
Indus Realty Trust, Inc.	12,044	772,020
Industrial Logistics Properties Trust	146,817	647,463
Innovative Industrial Properties, Inc.	62,689	5,628,218
InvenTrust Properties Corp.	153,232	3,810,880
iStar, Inc.	157,289	1,459,642
Kennedy-Wilson Holdings, Inc.	266,862	4,771,493
Kite Realty Group Trust	491,579	10,667,264
LTC Properties, Inc.	90,342	3,446,547
LXP Industrial Trust	613,943	7,091,042
Marcus & Millichap, Inc.	56,806	2,058,649
National Health Investors, Inc.	94,265	5,545,610
NETSTREIT Corp.	124,237	2,500,891
Newmark Group, Inc., Class A	304,583	2,610,276
NexPoint Residential Trust, Inc.	51,052	2,578,126
Offerpad Solutions, Inc. *	150,020	137,643
Office Properties Income Trust	107,821	1,850,208
One Liberty Properties, Inc.	37,167	896,096
Orion Office REIT, Inc.	128,266	1,237,767
Outfront Media, Inc.	330,515	6,577,249
Paramount Group, Inc.	422,158	2,722,919
Pebblebrook Hotel Trust	293,539	4,814,040
Phillips Edison & Co., Inc.	264,396	8,862,554
Physicians Realty Trust	514,402	8,158,416
Piedmont Office Realty Trust, Inc., Class A	277,390	2,940,334
Plymouth Industrial REIT, Inc.	85,464	1,912,684
Postal Realty Trust, Inc., Class A	40,500	626,130
PotlatchDeltic Corp.	179,537	8,788,336
RE/MAX Holdings, Inc., Class A	40,620	926,542
Redfin Corp. *	241,252	1,804,565
Retail Opportunity Investments Corp.	271,650	4,300,220
RLJ Lodging Trust	361,408	4,542,899
RPT Realty	190,269	1,994,019
Ryman Hospitality Properties, Inc.	121,388	11,275,731
Sabra Health Care REIT, Inc.	521,057	7,034,270
Safehold, Inc.	61,014	2,133,049
Saul Centers, Inc.	26,800	1,147,308
Service Properties Trust	370,425	3,300,487
SITE Centers Corp.	439,435	5,998,288
STAG Industrial, Inc.	407,048	14,490,909
Stratus Properties, Inc.	13,143	289,409
Summit Hotel Properties, Inc.	235,751	2,008,599
Sunstone Hotel Investors, Inc.	478,891	5,263,012
Tanger Factory Outlet Centers, Inc.	228,743	4,371,279
Tejon Ranch Co. *	46,661	934,153
Terreno Realty Corp.	167,704	10,805,169
The Macerich Co.	486,145	6,679,632
The Necessity Retail REIT, Inc.	300,964	2,055,584
The RMR Group, Inc., Class A	34,803	1,079,589
The St. Joe Co.	77,723	3,660,753
Transcontinental Realty Investors, Inc. *	2,760	125,580

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UMH Properties, Inc.	114,959	2,060,065
Uniti Group, Inc.	534,273	3,520,859
Universal Health Realty Income Trust	28,823	1,579,789
Urban Edge Properties	257,703	4,058,822
Urstadt Biddle Properties, Inc., Class A	66,564	1,250,072
Veris Residential, Inc. *	194,250	3,360,525
Whitestone REIT	106,190	1,105,438
Xenia Hotels & Resorts, Inc.	258,676	3,854,272
		369,591,927

Retailing 2.9%
1-800-Flowers.com, Inc., Class A *	61,116	609,327
1stdibs.com, Inc. *	53,589	325,285
Abercrombie & Fitch Co., Class A *	109,723	3,177,578
Academy Sports & Outdoors, Inc.	174,927	10,219,235
aka Brands Holding Corp. *	25,881	39,339
American Eagle Outfitters, Inc.	348,089	5,618,156
America's Car-Mart, Inc. *	13,178	1,135,153
Arko Corp.	189,124	1,586,750
Asbury Automotive Group, Inc. *	49,976	10,994,720
BARK, Inc. *	271,168	545,048
Bed Bath & Beyond, Inc. *(a)	172,070	485,237
Big 5 Sporting Goods Corp. (a)	48,422	483,736
Big Lots, Inc.	64,453	1,054,451
Boot Barn Holdings, Inc. *	66,707	5,569,367
Boxed, Inc. *	126,619	67,792
Build-A-Bear Workshop, Inc. *	30,282	743,726
Caleres, Inc.	79,314	2,063,750
Camping World Holdings, Inc., Class A (a)	87,808	2,231,201
CarParts.com, Inc. *	113,328	772,897
Chico's FAS, Inc. *	275,410	1,451,411
Citi Trends, Inc. *	18,427	580,082
Conn's, Inc. *	29,258	275,318
ContextLogic, Inc., Class A *	1,314,665	904,358
Designer Brands, Inc., Class A	114,932	1,184,949
Destination XL Group, Inc. *	128,963	919,506
Dillard's, Inc., Class A	8,962	3,524,844
Duluth Holdings, Inc., Class B *	29,107	193,562
EVgo, Inc. *(a)	154,124	1,061,914
Express, Inc. *	141,166	163,753
Foot Locker, Inc.	182,054	7,921,170
Franchise Group, Inc.	58,955	1,821,120
Funko, Inc., Class A *	71,268	862,343
Genesco, Inc. *	28,433	1,373,030
Group 1 Automotive, Inc.	31,870	6,815,399
Groupon, Inc. *(a)	48,635	401,725
GrowGeneration Corp. *	127,936	660,150
Guess?, Inc.	70,139	1,625,121
Haverty Furniture Cos., Inc.	33,014	1,152,849
Hibbett, Inc.	28,648	1,901,081
JOANN, Inc. (a)	24,227	94,970
Lands' End, Inc. *	33,817	305,368
LL Flooring Holdings, Inc. *	64,553	391,191
Lulu's Fashion Lounge Holdings, Inc. *(a)	36,636	118,334
MarineMax, Inc. *	47,947	1,498,344
Monro, Inc.	70,308	3,578,677
Murphy USA, Inc.	47,190	12,837,096
National Vision Holdings, Inc. *	177,037	7,276,221
OneWater Marine, Inc., Class A *	25,300	828,322
Overstock.com, Inc. *	96,112	2,326,872
PetMed Express, Inc.	45,935	986,684
Qurate Retail, Inc., Series A *	786,207	2,028,414
Rent the Runway, Inc., Class A *(a)	107,476	461,072
Rent-A-Center, Inc.	112,594	3,027,653
Revolve Group, Inc. *	92,068	2,627,621
RumbleON, Inc., Class B *	24,120	202,849
Sally Beauty Holdings, Inc. *	241,171	3,757,444
SECURITY	NUMBER OF SHARES	VALUE ($)
Shoe Carnival, Inc.	38,666	1,055,968
Signet Jewelers Ltd.	103,335	7,937,161
Sleep Number Corp. *	48,380	1,663,304
Sonic Automotive, Inc., Class A	40,557	2,178,316
Sportsman's Warehouse Holdings, Inc. *	86,239	813,234
Stitch Fix, Inc., Class A *	187,368	976,187
The Aaron's Co., Inc.	67,891	994,603
The Buckle, Inc.	68,024	2,993,056
The Cato Corp., Class A	41,915	416,635
The Children's Place, Inc. *	28,661	1,300,350
The Container Store Group, Inc. *	72,768	379,121
The ODP Corp. *	90,423	4,665,827
The RealReal, Inc. *	199,317	364,750
ThredUp, Inc., Class A *	135,186	233,872
Tile Shop Holdings, Inc. *	69,459	347,295
Tilly's, Inc., Class A *	50,699	449,193
Torrid Holdings, Inc. *(a)	32,709	121,677
TravelCenters of America, Inc. *	28,632	1,303,329
Urban Outfitters, Inc. *	144,419	3,955,636
Volta, Inc. *	267,275	229,375
Warby Parker, Inc., Class A *(a)	188,662	3,046,891
Weyco Group, Inc.	13,639	371,254
Winmark Corp.	6,322	1,775,218
Xometry, Inc., Class A *	76,898	2,692,968
Zumiez, Inc. *	35,048	905,290
		166,034,075

Semiconductors & Semiconductor Equipment 2.7%
ACM Research, Inc., Class A *	107,990	1,348,795
Alpha & Omega Semiconductor Ltd. *	49,466	1,630,399
Ambarella, Inc. *	82,212	7,385,926
Amkor Technology, Inc.	228,913	6,697,994
Atomera, Inc. *(a)	46,490	339,377
Axcelis Technologies, Inc. *	73,730	8,106,613
AXT, Inc. *	92,947	547,458
CEVA, Inc. *	51,832	1,716,676
Cohu, Inc. *	106,346	3,836,964
Credo Technology Group Holding Ltd. *	217,372	3,767,057
Diodes, Inc. *	100,451	8,959,225
FormFactor, Inc. *	173,661	4,886,820
Ichor Holdings Ltd. *	63,055	2,131,259
Impinj, Inc. *	48,427	6,284,856
indie Semiconductor, Inc., Class A *	229,377	1,828,135
Kulicke & Soffa Industries, Inc.	128,808	6,582,089
MACOM Technology Solutions Holdings, Inc. *	114,041	7,643,028
MaxLinear, Inc. *	164,188	6,764,546
Onto Innovation, Inc. *	111,876	8,799,047
PDF Solutions, Inc. *	67,860	2,156,591
Photronics, Inc. *	135,093	2,447,885
Power Integrations, Inc.	127,965	11,016,507
Rambus, Inc. *	241,104	9,757,479
Rigetti Computing, Inc., Class A *	176,131	137,488
Semtech Corp. *	142,623	4,710,838
Silicon Laboratories, Inc. *	74,522	11,693,247
SiTime Corp. *	36,635	4,221,451
SkyWater Technology, Inc. *	25,409	274,925
SMART Global Holdings, Inc. *	108,416	1,863,671
Synaptics, Inc. *	89,545	11,195,811
Transphorm, Inc. *(a)	50,215	234,002
Ultra Clean Holdings, Inc. *	102,120	3,436,338
Veeco Instruments, Inc. *	114,214	2,268,290
		154,670,787

Software & Services 6.7%
8x8, Inc. *	252,763	1,190,514
A10 Networks, Inc.	143,903	2,227,618

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ACI Worldwide, Inc. *	252,965	7,065,312
Adeia, Inc.	235,136	2,574,739
Agilysys, Inc. *	44,736	3,738,140
Alarm.com Holdings, Inc. *	108,581	5,819,942
Alkami Technology, Inc. *	81,294	1,330,783
Altair Engineering, Inc., Class A *	117,350	6,231,285
American Software, Inc., Class A	70,519	1,072,594
Amplitude, Inc., Class A *	125,667	1,807,091
Appfolio, Inc., Class A *	43,772	4,916,909
Appian Corp., Class A *	90,434	3,740,802
Applied Digital Corp. *(a)	151,326	469,111
Arteris, Inc. *	39,233	246,383
Asana, Inc., Class A *	166,699	2,583,834
Avaya Holdings Corp. *	193,166	68,980
AvePoint, Inc. *	296,675	1,326,137
AvidXchange Holdings, Inc. *	330,313	3,673,081
BigCommerce Holdings, Inc. *	147,528	1,808,693
Blackbaud, Inc. *	104,786	6,518,737
Blackline, Inc. *	124,597	8,946,065
Blend Labs, Inc., Class A *	431,782	716,758
Box, Inc., Class A *	315,330	10,087,407
Brightcove, Inc. *	92,920	589,113
C3.ai, Inc., Class A *	132,605	2,632,209
Cantaloupe, Inc. *	132,760	675,748
Cass Information Systems, Inc.	30,446	1,478,458
Cerberus Cyber Sentinel Corp. *	104,072	148,823
Cerence, Inc. *	88,924	2,180,416
Cipher Mining, Inc. *	85,850	103,020
Cleanspark, Inc. *(a)	100,401	318,271
Clear Secure, Inc., Class A	140,180	4,400,250
CommVault Systems, Inc. *	100,434	6,250,008
Conduent, Inc. *	384,619	1,834,633
Consensus Cloud Solutions, Inc. *	42,383	2,490,849
Couchbase, Inc. *	63,399	937,671
CS Disco, Inc. *	49,790	413,755
CSG Systems International, Inc.	69,980	4,175,707
Cvent Holding Corp. *	102,255	825,198
Cyxtera Technologies, Inc. *	81,237	261,583
Digimarc Corp. *	31,222	623,816
Digital Turbine, Inc. *	211,432	3,670,460
DigitalOcean Holdings, Inc. *	157,612	4,625,912
Domo, Inc., Class B *	69,298	1,074,812
Duck Creek Technologies, Inc. *	173,720	3,288,520
E2open Parent Holdings, Inc. *	449,046	3,098,417
Ebix, Inc.	59,727	1,138,397
Edgio, Inc. *	309,180	485,413
eGain Corp. *	47,745	464,081
Enfusion, Inc., Class A *	60,051	713,406
EngageSmart, Inc. *	80,507	1,585,988
Envestnet, Inc. *	124,007	8,060,455
Everbridge, Inc. *	90,124	2,880,363
EverCommerce, Inc. *	54,806	566,146
EVERTEC, Inc.	137,971	5,096,649
Evo Payments, Inc., Class A *	106,542	3,608,578
ExlService Holdings, Inc. *	73,034	12,459,600
Fastly, Inc., Class A *	256,033	2,649,942
Flywire Corp. *	128,397	3,462,867
ForgeRock, Inc., Class A *	85,979	1,707,543
Greenidge Generation Holdings, Inc. *(a)	28,120	23,621
Grid Dynamics Holdings, Inc. *	121,461	1,520,692
I3 Verticals, Inc., Class A *	49,824	1,440,910
IBEX Holdings Ltd. *	20,038	534,814
Information Services Group, Inc.	80,522	421,935
Instructure Holdings, Inc. *	39,301	1,062,306
Intapp, Inc. *	32,293	935,851
InterDigital, Inc.	66,978	4,685,111
International Money Express, Inc. *	70,885	1,613,343
IronNet, Inc. *	142,429	56,829
Kaleyra, Inc. *	74,382	84,795
SECURITY	NUMBER OF SHARES	VALUE ($)
KnowBe4, Inc., Class A *	164,045	4,083,080
Latch, Inc. *	237,825	218,680
LivePerson, Inc. *	158,089	2,036,186
LiveRamp Holdings, Inc. *	149,100	3,989,916
LiveVox Holdings, Inc. *(a)	48,844	142,136
Marathon Digital Holdings, Inc. *(a)	265,873	1,916,944
Marqeta, Inc., Class A *	979,726	6,495,583
Matterport, Inc. *	507,659	1,786,960
Maximus, Inc.	136,544	10,220,318
MeridianLink, Inc. *	51,420	816,550
MicroStrategy, Inc., Class A *(a)	21,270	5,354,297
Mitek Systems, Inc. *	95,831	944,894
Model N, Inc. *	82,649	3,277,859
Momentive Global, Inc. *	293,423	2,262,291
MoneyGram International, Inc. *	211,015	2,272,632
N-Able, Inc. *	153,240	1,573,775
NextNav, Inc. *(a)	152,013	449,958
Olo, Inc., Class A *	201,765	1,618,155
ON24, Inc. *	94,637	878,231
OneSpan, Inc. *	89,090	1,230,333
PagerDuty, Inc. *	195,303	5,818,076
Paya Holdings, Inc. *	198,346	1,927,923
Payoneer Global, Inc. *	496,935	2,961,733
Paysafe Ltd. *	63,245	1,330,681
Perficient, Inc. *	77,133	5,718,641
PFSweb, Inc.	38,021	253,220
Porch Group, Inc. *	185,566	547,420
PowerSchool Holdings, Inc., Class A *	102,603	2,310,620
Priority Technology Holdings, Inc. *	39,369	189,365
Progress Software Corp.	96,939	5,141,645
PROS Holdings, Inc. *	92,220	2,323,944
Q2 Holdings, Inc. *	126,056	4,124,552
Qualys, Inc. *	86,995	10,035,743
Rackspace Technology, Inc. *	129,419	388,257
Rapid7, Inc. *	133,391	5,318,299
Remitly Global, Inc. *	226,093	2,726,682
Repay Holdings Corp. *	198,528	1,933,663
Rimini Street, Inc. *	113,344	510,048
Riot Platforms, Inc. *(a)	359,165	2,251,965
Sabre Corp. *	736,383	5,014,768
Sapiens International Corp. N.V.	72,695	1,647,269
SecureWorks Corp., Class A *	22,039	176,753
ShotSpotter, Inc. *	20,238	780,175
SolarWinds Corp. *	109,693	1,114,481
Sprout Social, Inc., Class A *	105,579	6,753,889
SPS Commerce, Inc. *	81,792	11,130,255
Squarespace, Inc., Class A *	68,933	1,635,091
StoneCo Ltd., Class A *	625,538	6,981,004
Sumo Logic, Inc. *	262,103	3,100,678
Telos Corp. *	122,990	596,501
Tenable Holdings, Inc. *	252,328	10,151,155
Terawulf, Inc. *	46,971	45,905
The Hackett Group, Inc.	61,171	1,351,879
TTEC Holdings, Inc.	42,412	2,156,226
Tucows, Inc., Class A *(a)	22,206	736,573
Unisys Corp. *	151,030	817,072
Upland Software, Inc. *	66,529	580,798
Varonis Systems, Inc. *	245,874	6,353,384
Verint Systems, Inc. *	143,643	5,454,125
Veritone, Inc. *(a)	71,098	600,778
Verra Mobility Corp. *	316,566	4,884,613
Viant Technology, Inc., Class A *	30,775	139,719
Weave Communications, Inc. *	71,052	369,470
WM Technology, Inc. *	169,675	213,790
Workiva, Inc. *	107,540	9,305,436
Xperi, Inc. *	93,292	965,572
Yext, Inc. *	255,888	1,778,422

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zeta Global Holdings Corp., Class A *	250,670	2,276,084
Zuora, Inc., Class A *	280,800	2,223,936
		378,235,255

Technology Hardware & Equipment 3.5%
908 Devices, Inc. *	48,537	452,365
ADTRAN Holdings, Inc.	173,506	3,274,058
Advanced Energy Industries, Inc.	84,799	7,864,259
Aeva Technologies, Inc. *	219,781	371,430
AEye, Inc. *	228,933	143,152
Akoustis Technologies, Inc. *	119,188	439,804
Arlo Technologies, Inc. *	194,111	727,916
Aviat Networks, Inc. *	25,201	815,252
Avid Technology, Inc. *	78,507	2,379,547
Badger Meter, Inc.	66,023	7,652,066
Belden, Inc.	95,816	7,769,719
Benchmark Electronics, Inc.	78,642	2,201,190
Calix, Inc. *	129,731	6,829,040
Cambium Networks Corp. *	26,022	557,651
Casa Systems, Inc. *	77,742	265,878
Cepton, Inc. *(a)	104,245	126,136
Clearfield, Inc. *	26,068	1,862,819
CommScope Holding Co., Inc. *	462,281	3,883,160
CompoSecure, Inc. *	17,135	108,979
Comtech Telecommunications Corp.	58,364	925,653
Corsair Gaming, Inc. *	87,000	1,368,510
CTS Corp.	71,463	3,180,818
Diebold Nixdorf, Inc. *	165,357	395,203
Digi International, Inc. *	77,026	2,618,114
DZS, Inc. *	39,398	500,355
Eastman Kodak Co. *	128,955	465,528
ePlus, Inc. *	59,963	2,984,958
Evolv Technologies Holdings, Inc. *	190,691	583,515
Extreme Networks, Inc. *	289,283	5,215,773
Fabrinet *	83,329	10,971,096
FARO Technologies, Inc. *	42,659	1,172,269
Focus Universal, Inc. *	40,116	232,673
Harmonic, Inc. *	207,282	2,729,904
Identiv, Inc. *	49,874	434,901
Infinera Corp. *	435,314	3,186,499
Inseego Corp. *	196,773	228,257
Insight Enterprises, Inc. *	70,835	7,984,521
IonQ, Inc. *(a)	270,243	1,199,879
Itron, Inc. *	101,869	5,854,411
Kimball Electronics, Inc. *	54,401	1,388,314
Knowles Corp. *	202,045	3,885,325
Lightwave Logic, Inc. *(a)	256,504	1,613,410
Methode Electronics, Inc.	81,642	3,897,589
MicroVision, Inc. *(a)	371,240	931,812
Mirion Technologies, Inc. *	307,993	2,448,544
Napco Security Technologies, Inc. *	66,603	1,929,489
NETGEAR, Inc. *	64,376	1,285,589
NetScout Systems, Inc. *	155,863	5,003,202
nLight, Inc. *	101,025	1,252,710
Novanta, Inc. *	80,159	12,943,274
Ondas Holdings, Inc. *(a)	78,825	156,862
OSI Systems, Inc. *	36,061	3,415,337
Ouster, Inc. *	326,855	467,403
PAR Technology Corp. *	60,053	2,041,202
PC Connection, Inc.	25,535	1,251,981
Plexus Corp. *	61,924	5,944,085
Ribbon Communications, Inc. *	164,941	578,943
Rogers Corp. *	42,354	5,912,195
Sanmina Corp. *	128,623	7,836,999
ScanSource, Inc. *	56,732	1,868,185
SmartRent, Inc. *	271,234	792,003
Super Micro Computer, Inc. *	104,441	7,554,218
TTM Technologies, Inc. *	228,199	3,587,288
SECURITY	NUMBER OF SHARES	VALUE ($)
Turtle Beach Corp. *	34,654	329,213
Velodyne Lidar, Inc. *	467,979	547,535
Viavi Solutions, Inc. *	513,870	5,806,731
Vishay Intertechnology, Inc.	293,006	6,706,907
Vishay Precision Group, Inc. *	27,895	1,204,506
Xerox Holdings Corp.	257,621	4,219,832
		196,757,941

Telecommunication Services 0.9%
Anterix, Inc. *	41,744	1,505,706
ATN International, Inc.	24,697	1,207,189
Bandwidth, Inc., Class A *	52,595	1,308,564
Charge Enterprises, Inc. *	293,814	393,711
Cogent Communications Holdings, Inc.	97,100	6,658,147
Consolidated Communications Holdings, Inc. *	169,295	736,433
EchoStar Corp., Class A *	76,315	1,427,854
Globalstar, Inc. *	1,543,796	2,176,752
Gogo, Inc. *	111,800	1,874,886
IDT Corp., Class B *	34,745	1,021,156
Iridium Communications, Inc. *	282,066	16,878,829
KORE Group Holdings, Inc. *	94,529	236,323
Liberty Latin America Ltd., Class A *	85,207	838,437
Liberty Latin America Ltd., Class C *	330,629	3,256,696
Ooma, Inc. *	51,431	739,063
Radius Global Infrastructure, Inc., Class A *	172,568	2,324,491
Shenandoah Telecommunications Co.	109,041	2,131,752
Telephone & Data Systems, Inc.	227,739	3,044,870
United States Cellular Corp. *	33,327	815,178
		48,576,037

Transportation 1.6%
Air Transport Services Group, Inc. *	130,105	3,683,273
Allegiant Travel Co. *	35,488	3,053,033
ArcBest Corp.	55,127	4,600,348
Atlas Air Worldwide Holdings, Inc. *	63,171	6,456,708
Bird Global, Inc., Class A *	376,646	88,361
Blade Air Mobility, Inc. *	126,759	565,345
Costamare, Inc.	120,001	1,218,010
Covenant Logistics Group, Inc.	20,832	690,789
Daseke, Inc. *	91,961	641,888
Eagle Bulk Shipping, Inc.	30,399	1,741,255
Eneti, Inc.	49,627	525,550
Forward Air Corp.	60,684	6,544,769
Frontier Group Holdings, Inc. *	83,852	1,054,858
Genco Shipping & Trading Ltd.	83,190	1,509,067
Golden Ocean Group Ltd. (a)	276,136	2,645,383
Hawaiian Holdings, Inc. *	115,108	1,418,131
Heartland Express, Inc.	104,953	1,765,310
Hub Group, Inc., Class A *	72,852	6,212,090
Joby Aviation, Inc. *(a)	581,377	2,569,686
Marten Transport Ltd.	131,372	2,902,008
Matson, Inc.	84,359	5,577,817
P.A.M. Transportation Services, Inc. *	14,960	433,092
Radiant Logistics, Inc. *	82,994	465,596
Safe Bulkers, Inc.	160,408	527,742
Saia, Inc. *	59,949	16,352,888
SkyWest, Inc. *	112,354	2,332,469
Spirit Airlines, Inc.	246,144	4,883,497
Sun Country Airlines Holdings, Inc. *	74,335	1,387,834
TuSimple Holdings, Inc., Class A *	312,877	657,042
Universal Logistics Holdings, Inc.	16,049	576,480
Werner Enterprises, Inc.	143,053	6,719,199
Wheels Up Experience, Inc. *	362,352	445,693
		90,245,211

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.3%
ALLETE, Inc.	129,346	8,001,344
Altus Power, Inc. *	97,030	778,181
American States Water Co.	83,272	7,841,724
Artesian Resources Corp., Class A	18,658	1,098,956
Avista Corp.	166,500	6,643,350
Black Hills Corp.	146,628	10,612,935
Brookfield Infrastructure Corp., Class A	220,915	9,768,861
California Water Service Group	122,440	7,489,655
Chesapeake Utilities Corp.	39,340	4,959,987
Clearway Energy, Inc., Class A	78,403	2,512,816
Clearway Energy, Inc., Class C	185,388	6,264,261
Global Water Resources, Inc.	30,428	432,990
MGE Energy, Inc.	82,187	6,008,692
Middlesex Water Co.	39,111	3,279,848
Montauk Renewables, Inc. *	144,742	1,608,084
New Jersey Resources Corp.	217,131	10,839,180
Northwest Natural Holding Co.	78,100	3,915,934
NorthWestern Corp.	130,884	7,434,211
ONE Gas, Inc.	121,322	9,992,080
Ormat Technologies, Inc.	110,875	10,261,481
Otter Tail Corp.	92,846	5,956,071
PNM Resources, Inc.	192,678	9,533,707
Portland General Electric Co.	201,921	9,607,401
Pure Cycle Corp. *	44,499	399,156
SJW Group	60,956	4,718,604
South Jersey Industries, Inc.	276,890	9,992,960
Southwest Gas Holdings, Inc.	151,193	10,119,347
Spire, Inc.	115,071	8,310,428
Sunnova Energy International, Inc. *(a)	224,331	4,369,968
The York Water Co.	32,175	1,462,354
Unitil Corp.	35,749	1,865,025
Via Renewables, Inc.	27,362	183,599
		186,263,190
Total Common Stocks (Cost $4,304,088,981)		5,648,714,750

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	63,177
Oncternal Therapeutics, Inc. CVR *(b)	592	1,214
SECURITY	NUMBER OF SHARES	VALUE ($)
Tobira Therapeutics, Inc. CVR *(b)	14,029	167,575
Zogenix, Inc. CVR *(b)	124,832	84,886
		316,852
Total Rights (Cost $86,941)		316,852

SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (c)(d)	86,682,721	86,682,721
Total Short-Term Investments (Cost $86,682,721)		86,682,721
Total Investments in Securities (Cost $4,390,858,643)		5,735,714,323

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/17/23	328	31,806,160	1,510,110

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $84,413,569.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,256,147,604	$—	$—	$5,256,147,604
Health Care Equipment & Services	388,397,237	—	4,169,909*	392,567,146
Rights[1]
Pharmaceuticals, Biotechnology & Life Sciences	—	—	316,852	316,852
Short-Term Investments[1]	86,682,721	—	—	86,682,721
Futures Contracts[2]	1,510,110	—	—	1,510,110
Total	$5,732,737,672	$—	$4,486,761	$5,737,224,433

*	Level 3 amount shown includes securities determined to have no value at January 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Reclass

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.8%
Adient Plc *	40,665	1,830,738
American Axle & Manufacturing Holdings, Inc. *	53,897	478,066
Aptiv plc *	114,052	12,898,141
Arcimoto, Inc. *	2	4
Autoliv, Inc.	32,767	3,018,496
BorgWarner, Inc.	98,090	4,637,695
Canoo, Inc. *	85,984	103,181
Cooper-Standard Holdings, Inc. *	8,444	141,099
Dana, Inc.	52,540	953,076
Dorman Products, Inc. *	11,775	1,142,881
Envirotech Vehicles, Inc. *	9,637	33,055
Faraday Future Intelligent Electric, Inc. *	108,267	92,027
Fisker, Inc. *(a)	73,183	545,213
Ford Motor Co.	1,665,707	22,503,702
Fox Factory Holding Corp. *	17,990	2,124,439
Garrett Motion, Inc. *	22,121	176,968
General Motors Co.	597,458	23,492,049
Gentex Corp.	97,710	2,883,422
Gentherm, Inc. *	14,378	1,070,155
Harley-Davidson, Inc.	55,608	2,559,636
Holley, Inc. *	22,922	75,872
LCI Industries	10,466	1,174,494
Lear Corp.	25,018	3,647,124
Lordstown Motors Corp., Class A *(a)	79,965	104,754
Lucid Group, Inc. *(a)	251,795	2,943,484
Luminar Technologies, Inc. *(a)	97,181	648,197
Mobileye Global, Inc., Class A *	19,611	756,985
Modine Manufacturing Co. *	22,575	539,317
Motorcar Parts of America, Inc. *	7,218	105,094
Mullen Automotive, Inc. *(a)	208,607	71,740
NII Holdings, Inc. Escrow *(b)	28,127	16,595
Patrick Industries, Inc.	9,154	649,659
QuantumScape Corp. *(a)	119,952	1,020,792
Rivian Automotive, Inc., Class A *	229,580	4,453,852
Solid Power, Inc. *	46,229	154,867
Spruce Power Holding Corp. *	69,465	103,503
Standard Motor Products, Inc.	7,798	315,507
Stoneridge, Inc. *	11,655	287,412
Strattec Security Corp. *	1,500	37,365
Superior Industries International, Inc. *	10,350	58,477
Tesla, Inc. *	1,129,780	195,700,492
The Goodyear Tire & Rubber Co. *	117,250	1,319,062
Thor Industries, Inc.	22,679	2,161,989
Visteon Corp. *	11,858	1,853,880
Winnebago Industries, Inc.	12,509	796,573
SECURITY	NUMBER OF SHARES	VALUE ($)
Workhorse Group, Inc. *(a)	70,136	155,001
XPEL, Inc. *	8,067	613,657
		300,449,787

Banks 4.3%
1895 Bancorp of Wisconsin, Inc. *	5,086	50,504
1st Source Corp.	6,934	341,083
ACNB Corp.	3,576	140,716
Affinity Bancshares, Inc. *	3,276	48,190
Amalgamated Financial Corp.	7,518	172,538
Amerant Bancorp, Inc.	10,892	303,233
American National Bankshares, Inc.	4,310	149,169
Ameris Bancorp	26,942	1,270,585
AmeriServ Financial, Inc.	12,324	49,666
Ames National Corp.	4,056	97,709
Arrow Financial Corp.	6,759	222,439
Associated Banc-Corp.	62,008	1,389,599
Atlantic Union Bankshares Corp.	30,666	1,186,468
Auburn National BanCorp, Inc.	2,569	61,399
Axos Financial, Inc. *	23,500	1,130,820
Banc of California, Inc.	23,171	403,639
BancFirst Corp.	7,548	650,109
Bank First Corp.	3,145	251,160
Bank of America Corp.	2,936,922	104,201,993
Bank of Hawaii Corp.	16,982	1,298,953
Bank of Marin Bancorp	5,400	164,538
Bank of South Carolina Corp.	3,436	56,453
Bank OZK	45,975	2,099,678
Bank7 Corp.	2,054	56,608
BankFinancial Corp.	6,650	67,099
BankUnited, Inc.	32,097	1,208,131
Bankwell Financial Group, Inc.	2,376	70,258
Banner Corp.	14,087	913,260
Bar Harbor Bankshares	7,099	220,566
Baycom Corp.	4,901	98,559
Bayfirst Financial Corp.	2,665	50,102
BCB Bancorp, Inc.	7,033	126,524
Berkshire Hills Bancorp, Inc.	19,410	602,680
Blue Foundry Bancorp *	12,834	152,468
Blue Ridge Bankshares, Inc.	5,502	69,655
Bogota Financial Corp. *	1,050	12,012
BOK Financial Corp.	12,146	1,220,673
Bridgewater Bancshares, Inc. *	8,542	132,914
Broadway Financial Corp. *	20,059	26,077
Brookline Bancorp, Inc.	35,828	468,630
Business First Bancshares, Inc.	9,475	196,511
Byline Bancorp, Inc.	10,054	249,339
C&F Financial Corp.	1,200	73,188
Cadence Bank	78,425	2,006,111
California BanCorp *	2,455	62,529
Cambridge Bancorp	3,535	282,800
Camden National Corp.	5,912	249,664
Capital Bancorp, Inc.	5,009	107,694
Capital City Bank Group, Inc.	5,558	180,468
Capitol Federal Financial, Inc.	53,473	447,569

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Capstar Financial Holdings, Inc.	7,364	128,207
Carter Bankshares, Inc. *	9,825	163,292
Catalyst Bancorp, Inc. *	3,949	50,824
Cathay General Bancorp	31,365	1,378,805
CB Financial Services, Inc.	2,090	45,541
Central Pacific Financial Corp.	11,311	255,629
Central Valley Community Bancorp	3,998	99,550
CF Bankshares, Inc.	896	18,296
Chemung Financial Corp.	2,002	104,184
ChoiceOne Financial Services, Inc.	2,484	71,639
Citigroup, Inc.	814,719	42,544,626
Citizens & Northern Corp.	5,947	140,706
Citizens Community Bancorp Inc/WI	3,309	41,065
Citizens Financial Group, Inc.	206,563	8,948,309
Citizens Holdings Co.	2,977	41,321
City Holding Co.	6,012	569,877
Civista Bancshares, Inc.	5,755	124,884
CNB Financial Corp.	9,707	234,133
Coastal Financial Corp. *	4,256	194,372
Codorus Valley Bancorp, Inc.	4,360	107,736
Colony Bankcorp, Inc.	7,200	92,808
Columbia Banking System, Inc.	32,189	994,962
Columbia Financial, Inc. *	14,396	285,761
Comerica, Inc.	55,341	4,057,049
Commerce Bancshares, Inc.	47,765	3,179,238
Community Bank System, Inc.	22,437	1,294,839
Community Trust Bancorp, Inc.	6,370	274,420
Community West Bancshares	3,580	52,984
ConnectOne Bancorp, Inc.	14,768	351,035
CrossFirst Bankshares, Inc. *	17,616	237,816
Cullen/Frost Bankers, Inc.	27,006	3,518,342
Cullman Bancorp, Inc.	4,552	53,532
Customers Bancorp, Inc. *	12,356	375,252
CVB Financial Corp.	54,047	1,309,018
Dime Community Bancshares, Inc.	13,235	394,668
Eagle Bancorp Montana, Inc.	2,563	42,879
Eagle Bancorp, Inc.	12,882	611,766
East West Bancorp, Inc.	59,742	4,690,942
Eastern Bankshares, Inc.	67,979	1,099,220
ECB Bancorp, Inc. *	4,412	69,489
Enact Holdings, Inc.	11,655	293,123
Enterprise Bancorp, Inc.	4,403	156,483
Enterprise Financial Services Corp.	15,939	849,867
Equity Bancshares, Inc., Class A	6,351	189,577
Esquire Financial Holdings, Inc.	2,432	113,185
ESSA Bancorp, Inc.	3,176	65,108
Essent Group Ltd.	44,625	1,964,839
Evans Bancorp, Inc.	2,622	103,674
F.N.B. Corp.	147,781	2,108,835
Farmers & Merchants Bancorp, Inc.	4,577	130,216
Farmers National Banc Corp.	17,955	258,193
FB Financial Corp.	14,601	548,414
Federal Agricultural Mortgage Corp., Class C	4,048	538,263
FFBW, Inc. *	4,476	54,786
Fidelity D&D Bancorp, Inc.	2,489	118,750
Fifth Third Bancorp	289,602	10,509,657
Finance Of America Cos., Inc., Class A *	18,960	33,370
Financial Institutions, Inc.	6,134	151,571
Finward Bancorp	1,806	66,316
Finwise Bancorp *	4,562	39,644
First BanCorp	76,777	1,032,651
First Bancorp/Southern Pines NC	15,476	616,719
First Bank	6,140	83,074
First Busey Corp.	21,193	505,877
First Business Financial Services, Inc.	2,713	97,125
First Capital, Inc.	1,074	27,978
SECURITY	NUMBER OF SHARES	VALUE ($)
First Citizens BancShares, Inc., Class A	4,997	3,886,067
First Commonwealth Financial Corp.	37,864	556,979
First Community Bankshares, Inc.	6,489	210,957
First Community Corp.	1,891	38,879
First Financial Bancorp	41,639	1,054,716
First Financial Bankshares, Inc.	54,715	1,948,948
First Financial Corp.	4,975	223,477
First Financial Northwest, Inc.	2,960	44,548
First Foundation, Inc.	20,411	316,983
First Guaranty Bancshares, Inc.	2,887	63,254
First Hawaiian, Inc.	53,985	1,481,348
First Horizon Corp.	225,495	5,576,491
First Internet Bancorp	3,435	90,306
First Interstate BancSystem, Inc., Class A	37,438	1,343,275
First Merchants Corp.	24,619	1,049,754
First Mid Bancshares, Inc.	7,599	244,156
First National Corp/VA	2,648	45,440
First Northwest Bancorp	3,416	51,752
First Republic Bank	77,176	10,872,555
First Savings Financial Group, Inc.	2,389	47,493
First United Corp.	2,849	55,385
First Western Financial, Inc. *	2,786	73,133
Five Star Bancorp	4,893	131,915
Flushing Financial Corp.	12,108	232,353
FNCB Bancorp, Inc.	8,643	70,700
Franklin Financial Services Corp.	1,992	66,234
FS Bancorp, Inc.	3,171	113,997
Fulton Financial Corp.	71,236	1,191,778
FVCBankcorp, Inc. *	6,012	102,986
German American Bancorp, Inc.	10,863	418,443
Glacier Bancorp, Inc.	46,472	2,118,658
Great Southern Bancorp, Inc.	4,013	234,520
Greene County Bancorp, Inc.	1,606	78,614
Guaranty Bancshares, Inc.	3,536	116,617
Guild Holdings Co., Class A *	7,526	85,420
Hancock Whitney Corp.	36,120	1,859,458
Hanmi Financial Corp.	13,522	314,927
HarborOne Bancorp, Inc.	18,808	256,541
Hawthorn Bancshares, Inc.	1,986	47,823
HBT Financial, Inc.	4,303	90,234
Heartland Financial USA, Inc.	15,796	781,428
Heritage Commerce Corp.	26,186	317,374
Heritage Financial Corp.	14,372	410,033
Hilltop Holdings, Inc.	18,769	613,746
HMN Financial, Inc.	2,233	48,746
Home Bancorp, Inc.	3,387	130,061
Home BancShares, Inc.	79,073	1,887,473
HomeStreet, Inc.	6,840	188,579
HomeTrust Bancshares, Inc.	6,363	171,801
Hope Bancorp, Inc.	50,215	647,271
Horizon Bancorp, Inc.	16,744	261,876
Huntington Bancshares, Inc.	605,217	9,181,142
IF Bancorp, Inc.	2,488	44,772
Independent Bank Corp.	19,247	1,533,793
Independent Bank Corp., Michigan	9,444	209,373
Independent Bank Group, Inc.	14,400	882,720
International Bancshares Corp.	22,040	1,033,015
Investar Holding Corp.	3,333	69,493
John Marshall Bancorp, Inc.	4,443	109,920
JPMorgan Chase & Co.	1,234,047	172,717,218
Kearny Financial Corp.	26,602	249,527
KeyCorp	395,293	7,585,673
Lakeland Bancorp, Inc.	25,893	498,958
Lakeland Financial Corp.	10,277	726,687
Landmark Bancorp, Inc.	1,978	44,149
LCNB Corp.	4,732	86,359
Limestone Bancorp, Inc.	2,401	62,234

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Linkbancorp, Inc.	5,773	47,916
Live Oak Bancshares, Inc.	14,105	482,814
loanDepot, Inc., Class A	37,097	97,565
Luther Burbank Corp.	2,989	35,091
M&T Bank Corp.	72,638	11,331,528
Macatawa Bank Corp.	10,493	115,633
Magyar Bancorp, Inc.	3,877	49,897
MainStreet Bancshares, Inc.	3,000	86,100
Malvern Bancorp, Inc. *	3,772	66,349
Mercantile Bank Corp.	5,802	199,183
Merchants Bancorp	10,145	291,872
Meridian Corp.	1,923	61,248
Metrocity Bankshares, Inc.	7,678	155,249
Metropolitan Bank Holding Corp. *	4,799	284,965
MGIC Investment Corp.	124,868	1,763,136
Mid Penn Bancorp, Inc.	5,597	176,138
Middlefield Banc Corp.	1,808	49,178
Midland States Bancorp, Inc.	10,136	258,265
MidWestOne Financial Group, Inc.	5,792	180,421
Mr Cooper Group, Inc. *	30,004	1,379,884
MVB Financial Corp.	4,605	101,678
National Bank Holdings Corp., Class A	15,969	674,371
National Bankshares, Inc.	2,506	101,643
NBT Bancorp, Inc.	17,646	693,664
New York Community Bancorp, Inc.	283,259	2,829,762
Nicolet Bankshares, Inc. *	5,917	431,290
NMI Holdings, Inc., Class A *	36,089	838,347
Northeast Bank	2,194	103,557
Northeast Community Bancorp, Inc.	7,802	121,009
Northfield Bancorp, Inc.	18,804	281,120
Northrim BanCorp, Inc.	2,596	138,964
Northwest Bancshares, Inc.	51,681	730,769
Norwood Financial Corp.	3,060	105,111
NSTS Bancorp, Inc. *	4,949	52,311
Oak Valley Bancorp	3,417	86,518
OceanFirst Financial Corp.	25,110	600,631
Ocwen Financial Corp. *	3,090	111,240
OFG Bancorp	18,949	536,446
Ohio Valley Banc Corp.	2,640	68,825
Old National Bancorp	122,564	2,144,870
Old Point Financial Corp.	2,860	67,954
Old Second Bancorp, Inc.	15,202	258,282
OP Bancorp	5,203	59,002
Orange County Bancorp, Inc.	2,281	108,804
Origin Bancorp, Inc.	12,052	451,950
Orrstown Financial Services, Inc.	4,595	113,726
Pacific Premier Bancorp, Inc.	40,415	1,307,021
PacWest Bancorp	49,961	1,381,921
Park National Corp.	5,896	738,474
Parke Bancorp, Inc.	4,518	93,545
Partners Bancorp	5,380	48,581
Pathfinder Bancorp, Inc.	2,303	43,550
Pathward Financial, Inc.	11,847	587,848
PCB Bancorp	6,102	113,314
Peapack-Gladstone Financial Corp.	6,657	246,908
Penns Woods Bancorp, Inc.	2,250	60,278
PennyMac Financial Services, Inc.	12,693	855,762
Peoples Bancorp of North Carolina, Inc.	1,896	62,947
Peoples Bancorp, Inc.	12,394	367,730
Peoples Financial Services Corp.	3,379	172,261
Pinnacle Financial Partners, Inc.	32,177	2,533,295
Pioneer Bancorp, Inc. *	6,348	71,415
Plumas Bancorp	2,267	92,924
Ponce Financial Group, Inc. *	10,983	99,945
Popular, Inc.	30,588	2,099,560
Preferred Bank	5,174	368,027
Premier Financial Corp.	14,638	366,243
SECURITY	NUMBER OF SHARES	VALUE ($)
Primis Financial Corp.	10,278	121,692
Princeton Bancorp, Inc. *	1,590	54,601
Professional Holding Corp., Class A *	5,436	155,741
Prosperity Bancshares, Inc.	38,537	2,923,417
Provident Bancorp, Inc.	6,035	54,436
Provident Financial Holdings, Inc.	3,562	50,616
Provident Financial Services, Inc.	30,378	712,668
QCR Holdings, Inc.	7,130	374,753
Radian Group, Inc.	66,032	1,459,307
RBB Bancorp	6,055	121,948
Red River Bancshares, Inc.	1,974	100,477
Regions Financial Corp.	394,035	9,275,584
Renasant Corp.	23,632	840,827
Republic Bancorp, Inc., Class A	3,781	170,069
Republic First Bancorp, Inc. *	17,184	37,805
Richmond Mutual BanCorp., Inc.	4,348	56,611
Riverview Bancorp, Inc.	11,437	83,948
Rocket Cos., Inc., Class A (a)	49,082	461,862
S&T Bancorp, Inc.	16,257	591,430
Salisbury Bancorp, Inc.	2,188	61,330
Sandy Spring Bancorp, Inc.	18,400	621,920
SB Financial Group, Inc.	3,301	53,938
Seacoast Banking Corp. of Florida	30,262	971,713
Security National Financial Corp., Class A *	6,714	48,408
ServisFirst Bancshares, Inc.	20,269	1,381,940
Shore Bancshares, Inc.	7,290	127,429
Sierra Bancorp	5,854	123,285
Signature Bank (c)	26,292	3,390,353
Silvergate Capital Corp., Class A *(a)	12,843	182,884
Simmons First National Corp., Class A	52,982	1,182,028
SmartFinancial, Inc.	6,197	167,133
Sound Financial Bancorp, Inc.	596	23,751
South Plains Financial, Inc.	5,663	159,130
Southern First Bancshares, Inc. *	2,967	124,881
Southern Missouri Bancorp, Inc.	3,254	157,559
Southern States Bancshares, Inc.	2,910	83,459
Southside Bancshares, Inc.	12,464	472,136
SouthState Corp.	32,037	2,550,145
Stellar Bancorp, Inc.	18,265	513,429
Sterling Bancorp, Inc. *	3,743	22,795
Stock Yards Bancorp, Inc.	12,183	730,493
Summit Financial Group, Inc.	5,316	137,950
Summit State Bank	3,172	50,403
SVB Financial Group *(d)	24,891	7,528,034
Synovus Financial Corp.	61,931	2,598,005
TC Bancshares, Inc.	968	15,420
Territorial Bancorp, Inc.	4,386	105,352
Texas Capital Bancshares, Inc. *	20,746	1,370,688
TFS Financial Corp.	19,389	276,293
The Bancorp, Inc. *	23,768	806,448
The Community Financial Corp.	1,951	78,742
The First BanCorp, Inc.	3,588	106,420
The First Bancshares, Inc.	9,408	288,355
The First of Long Island Corp.	9,603	169,589
The Hingham Institution For Savings	707	206,684
The PNC Financial Services Group, Inc.	170,033	28,128,559
Third Coast Bancshares, Inc. *	6,287	116,561
Timberland Bancorp, Inc.	2,533	84,349
Tompkins Financial Corp.	5,846	440,379
Towne Bank	28,315	862,758
TriCo Bancshares	13,554	685,155
Triumph Financial, Inc.	9,395	523,583
Truist Financial Corp.	557,860	27,552,705
TrustCo Bank Corp.	7,608	273,203
Trustmark Corp.	24,755	720,866
U.S. Bancorp	569,792	28,375,642

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UMB Financial Corp.	18,114	1,633,702
Umpqua Holdings Corp.	94,195	1,714,349
Union Bankshares, Inc.	2,125	55,909
United Bancorp, Inc.	3,371	48,711
United Bankshares, Inc.	56,393	2,266,999
United Community Banks, Inc.	44,102	1,435,079
United Security Bancshares	6,461	51,042
Unity Bancorp, Inc.	2,383	63,078
Univest Financial Corp.	11,549	313,555
USCB Financial Holdings, Inc. *	5,422	65,064
UWM Holdings Corp. (a)	36,026	164,999
Valley National Bancorp	177,130	2,104,304
Velocity Financial, Inc. *	8,532	86,088
Veritex Holdings, Inc.	22,152	623,579
Virginia National Bankshares Corp.	1,424	51,691
Walker & Dunlop, Inc.	12,654	1,206,939
Washington Federal, Inc.	28,038	994,227
Washington Trust Bancorp, Inc.	7,375	315,429
Waterstone Financial, Inc.	8,861	142,662
Webster Financial Corp.	73,669	3,878,673
Wells Fargo & Co.	1,603,400	75,151,358
WesBanco, Inc.	25,094	932,744
West Bancorp, Inc.	6,294	137,839
Westamerica Bancorp	11,038	613,271
Western Alliance Bancorp	46,076	3,472,748
Western New England Bancorp, Inc.	10,349	100,903
William Penn Bancorp, Inc.	4,788	56,259
Wintrust Financial Corp.	25,630	2,344,376
WSFS Financial Corp.	25,305	1,222,485
Zions Bancorp NA	62,399	3,317,131
		738,800,668

Capital Goods 6.6%
3D Systems Corp. *	54,043	586,907
3M Co.	232,463	26,751,842
A.O. Smith Corp.	53,267	3,606,176
AAON, Inc.	17,415	1,329,113
AAR Corp. *	13,484	693,617
Acuity Brands, Inc.	13,805	2,602,519
Advanced Drainage Systems, Inc.	27,133	2,736,092
Advent Technologies Holdings, Inc. *(a)	18,150	34,485
AECOM	58,803	5,131,738
Aerojet Rocketdyne Holdings, Inc. *	32,114	1,795,815
AeroVironment, Inc. *	10,567	940,146
AerSale Corp. *	7,373	137,211
AGCO Corp.	26,093	3,604,226
Air Lease Corp.	43,586	1,960,062
Alamo Group, Inc.	4,314	675,012
Albany International Corp., Class A	12,832	1,439,109
Allegion plc	36,949	4,343,355
Allied Motion Technologies, Inc.	5,231	212,588
Allison Transmission Holdings, Inc.	38,297	1,726,429
Alpha Pro Tech Ltd. *	5,970	24,716
Alta Equipment Group, Inc.	12,019	203,722
Altra Industrial Motion Corp.	27,469	1,677,532
Ameresco, Inc., Class A *	13,944	898,970
American Superconductor Corp. *	9,332	50,673
American Woodmark Corp. *	7,275	416,785
AMETEK, Inc.	96,695	14,013,039
Amprius Technologies, Inc. *(a)	6,864	44,616
API Group Corp. *	85,403	1,899,363
Apogee Enterprises, Inc.	8,715	408,211
Applied Industrial Technologies, Inc.	16,167	2,315,276
Archer Aviation, Inc., Class A *	53,649	155,582
Arcosa, Inc.	19,870	1,177,695
Argan, Inc.	6,506	253,669
Armstrong World Industries, Inc.	19,768	1,530,241
SECURITY	NUMBER OF SHARES	VALUE ($)
Array Technologies, Inc. *	57,509	1,278,425
Astec Industries, Inc.	9,069	400,306
Astra Space, Inc. *	111,051	70,606
Astronics Corp. *	9,549	141,803
Atkore, Inc. *	17,280	2,250,720
Ault Alliance, Inc. *	163,474	21,088
Axon Enterprise, Inc. *	28,479	5,565,936
AZZ, Inc.	10,234	434,740
Babcock & Wilcox Enterprises, Inc. *	30,009	199,260
Barnes Group, Inc.	20,674	915,031
Beacon Roofing Supply, Inc. *	21,731	1,236,059
Beam Global *(a)	3,328	57,940
Blink Charging Co. *(a)	16,166	220,019
Bloom Energy Corp., Class A *	75,080	1,871,744
Blue Bird Corp. *	8,793	127,498
BlueLinx Holdings, Inc. *	3,850	334,257
Boise Cascade Co.	16,397	1,229,283
Bowman Consulting Group Ltd. *	3,474	88,552
Broadwind, Inc. *	16,291	87,971
Builders FirstSource, Inc. *	61,930	4,935,821
BWX Technologies, Inc.	37,907	2,307,020
Byrna Technologies, Inc. *	5,967	58,119
Cadre Holdings, Inc.	6,467	148,030
Carlisle Cos., Inc.	21,818	5,473,263
Carrier Global Corp.	351,307	15,995,008
Caterpillar, Inc.	218,910	55,228,804
ChargePoint Holdings, Inc. *(a)	111,156	1,349,434
Chart Industries, Inc. *	17,435	2,335,941
CIRCOR International, Inc. *	9,388	259,578
Columbus McKinnon Corp.	12,829	461,203
Comfort Systems USA, Inc.	14,748	1,785,098
Commercial Vehicle Group, Inc. *	13,417	112,434
Concrete Pumping Holdings, Inc. *	13,877	112,959
Construction Partners, Inc., Class A *	17,169	485,711
Core & Main, Inc., Class A *	29,780	657,245
Crane Holdings Co.	19,757	2,290,034
CSW Industrials, Inc.	6,445	871,428
Cummins, Inc.	59,207	14,774,515
Curtiss-Wright Corp.	15,856	2,628,925
Custom Truck One Source, Inc. *	29,249	207,083
Deere & Co.	115,509	48,841,826
Desktop Metal, Inc., Class A *(a)	101,606	170,698
Distribution Solutions Group, Inc. *	2,320	95,816
Donaldson Co., Inc.	51,364	3,202,545
Douglas Dynamics, Inc.	9,360	378,238
Dover Corp.	59,129	8,977,556
Dragonfly Energy Holdings Corp. *(a)	3,845	26,338
Ducommun, Inc. *	5,100	294,678
DXP Enterprises, Inc. *	6,811	206,373
Dycom Industries, Inc. *	12,249	1,168,187
Eaton Corp. plc	167,094	27,104,318
EMCOR Group, Inc.	19,819	2,938,167
Emerson Electric Co.	249,209	22,483,636
Encore Wire Corp.	7,661	1,236,715
Energous Corp. *	53,756	44,080
Energy Recovery, Inc. *	25,494	564,182
Energy Vault Holdings, Inc. *(a)	23,890	101,294
Enerpac Tool Group Corp.	22,924	608,403
EnerSys	16,708	1,387,098
Enovix Corp. *(a)	45,893	364,390
EnPro Industries, Inc.	8,547	1,034,785
Eos Energy Enterprises, Inc. *(a)	26,736	39,302
Esab Corp.	21,487	1,242,163
ESCO Technologies, Inc.	10,618	1,045,236
ESS Tech, Inc. *(a)	28,078	62,052
EVI Industries, Inc. *	2,765	56,295
Evoqua Water Technologies Corp. *	52,179	2,531,203
Fastenal Co.	241,057	12,185,431
Federal Signal Corp.	25,198	1,341,793

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ferguson plc	87,778	12,494,320
Flowserve Corp.	54,166	1,864,394
Fluence Energy, Inc. *	15,762	380,495
Fluor Corp. *	59,154	2,173,909
Flux Power Holdings, Inc. *	9,786	53,236
Fortive Corp.	148,962	10,133,885
Fortune Brands Innovations, Inc.	54,311	3,503,603
Franklin Electric Co., Inc.	16,643	1,502,863
FreightCar America, Inc. *	13,842	48,862
FTAI Aviation Ltd., Class A	42,202	943,637
FTC Solar, Inc. *	19,667	54,084
FuelCell Energy, Inc. *	175,423	642,048
Gates Industrial Corp. plc *	43,540	575,163
GATX Corp.	14,555	1,665,820
Gencor Industries, Inc. *	5,594	59,520
Generac Holdings, Inc. *	26,566	3,203,860
General Dynamics Corp.	94,663	22,062,159
General Electric Co.	459,452	36,976,697
Gibraltar Industries, Inc. *	13,337	714,463
Global Industrial Co.	6,016	158,161
GMS, Inc. *	17,591	1,043,498
Graco, Inc.	70,631	4,825,510
GrafTech International Ltd.	82,134	537,156
Graham Corp. *	6,306	61,168
Granite Construction, Inc.	18,734	797,694
Great Lakes Dredge & Dock Corp. *	36,004	247,707
Griffon Corp.	19,452	795,198
H&E Equipment Services, Inc.	14,463	736,022
Hayward Holdings, Inc. *	42,995	580,003
HEICO Corp.	16,822	2,875,721
HEICO Corp., Class A	29,103	3,890,489
Heliogen, Inc. *	38,222	24,370
Helios Technologies, Inc.	14,365	948,090
Herc Holdings, Inc.	10,327	1,603,990
Hexcel Corp.	35,190	2,483,710
Hillenbrand, Inc.	29,023	1,360,018
Hillman Solutions Corp. *	51,861	497,866
Honeywell International, Inc.	283,170	59,035,282
Howmet Aerospace, Inc.	154,942	6,304,590
Hubbell, Inc.	22,481	5,146,126
Hudson Technologies, Inc. *	17,443	178,093
Huntington Ingalls Industries, Inc.	16,666	3,675,520
Hurco Cos., Inc.	3,214	90,635
Hydrofarm Holdings Group, Inc. *	27,153	50,776
Hyliion Holdings Corp. *	59,911	214,481
Hyster-Yale Materials Handling, Inc.	5,176	167,858
Hyzon Motors, Inc. *(a)	34,280	73,016
Ideal Power, Inc. *	3,471	44,463
IDEX Corp.	31,730	7,605,046
IES Holdings, Inc. *	3,807	151,557
Illinois Tool Works, Inc.	117,416	27,714,873
Ingersoll Rand, Inc.	170,734	9,561,104
INNOVATE Corp. *	23,119	72,825
Innovative Solutions and Support, Inc. *	6,865	57,117
Insteel Industries, Inc.	7,815	234,372
iSun, Inc. *	7,289	14,797
ITT, Inc.	35,365	3,239,080
Janus International Group, Inc. *	33,335	366,685
JELD-WEN Holding, Inc. *	37,821	478,436
John Bean Technologies Corp.	13,192	1,473,942
Johnson Controls International plc	289,546	20,143,715
Kadant, Inc.	5,053	1,029,650
Kaman Corp.	13,871	349,827
Karat Packaging, Inc.	3,014	45,300
Kennametal, Inc.	35,649	1,015,996
Kratos Defense & Security Solutions, Inc. *	51,756	592,606
KULR Technology Group, Inc. *	32,998	42,237
SECURITY	NUMBER OF SHARES	VALUE ($)
L.B. Foster Co., Class A *	5,290	62,581
L3Harris Technologies, Inc.	80,363	17,263,580
Lennox International, Inc.	13,668	3,562,154
Limbach Holdings, Inc. *	5,228	67,284
Lincoln Electric Holdings, Inc.	24,337	4,061,115
Lindsay Corp.	4,639	726,560
Lockheed Martin Corp.	98,093	45,442,563
LSI Industries, Inc.	12,912	177,282
Luxfer Holdings plc	12,212	202,109
Manitex International, Inc. *	9,465	38,617
Markforged Holding Corp. *	47,003	62,984
Masco Corp.	95,480	5,079,536
Masonite International Corp. *	9,341	852,086
MasTec, Inc. *	24,864	2,442,391
Masterbrand, Inc. *	54,311	499,661
Matrix Service Co. *	10,847	87,535
Maxar Technologies, Inc.	31,403	1,622,593
Mayville Engineering Co., Inc. *	3,327	53,232
McGrath RentCorp	10,367	1,031,931
MDU Resources Group, Inc.	84,810	2,621,477
Mercury Systems, Inc. *	25,253	1,262,271
Microvast Holdings, Inc. *	78,617	128,146
Miller Industries, Inc.	5,104	148,067
Momentus, Inc. *	54,908	49,692
Moog, Inc., Class A	11,760	1,120,963
MRC Global, Inc. *	35,400	481,440
MSC Industrial Direct Co., Inc., Class A	19,657	1,625,634
Mueller Industries, Inc.	23,532	1,542,523
Mueller Water Products, Inc., Class A	66,450	840,592
MYR Group, Inc. *	6,883	681,830
National Presto Industries, Inc.	2,215	169,691
Nauticus Robotics, Inc. *(a)	9,395	31,943
NeoVolta, Inc. *	12,964	28,780
Nikola Corp. *(a)	137,436	372,452
NN, Inc. *	28,401	58,506
Nordson Corp.	22,705	5,524,126
Northrop Grumman Corp.	60,925	27,296,837
Northwest Pipe Co. *	4,286	160,296
NOW, Inc. *	46,130	647,665
NuScale Power Corp. *(a)	7,866	83,852
nVent Electric plc	70,902	2,818,354
Ocean Power Technologies, Inc. *	48,625	33,858
Omega Flex, Inc.	1,422	151,159
Orion Energy Systems, Inc. *	16,987	28,198
Orion Group Holdings, Inc. *	16,674	47,854
Oshkosh Corp.	27,528	2,774,272
Otis Worldwide Corp.	175,426	14,425,280
Owens Corning	39,348	3,802,984
PACCAR, Inc.	146,168	15,977,624
Park Aerospace Corp.	8,310	115,592
Parker-Hannifin Corp.	54,173	17,660,398
Park-Ohio Holdings Corp.	3,931	52,086
Parsons Corp. *	13,686	595,615
Pentair plc	69,450	3,846,141
Perma-Pipe International Holdings, Inc. *	3,363	33,899
PGT Innovations, Inc. *	25,562	554,695
Plug Power, Inc. *	222,475	3,786,524
Powell Industries, Inc.	3,381	134,226
Preformed Line Products Co.	1,010	89,213
Primoris Services Corp.	21,965	584,269
Proterra, Inc. *	83,106	423,841
Proto Labs, Inc. *	11,556	353,614
Quanex Building Products Corp.	13,404	347,030
Quanta Services, Inc.	60,473	9,203,386
Raytheon Technologies Corp.	618,541	61,761,319
RBC Bearings, Inc. *	12,100	2,952,037
Redwire Corp. *	10,290	26,342

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Regal Rexnord Corp.	28,030	3,901,776
Resideo Technologies, Inc. *	60,154	1,156,761
REV Group, Inc.	13,601	174,229
Rocket Lab USA, Inc. *	90,768	451,117
Rockwell Automation, Inc.	48,231	13,602,589
Rush Enterprises, Inc., Class A	17,689	951,845
Rush Enterprises, Inc., Class B	2,830	164,621
Sarcos Technology and Robotics Corp. *	36,550	21,930
Sensata Technologies Holding plc	63,997	3,254,247
SES AI Corp. *	59,899	197,667
Shoals Technologies Group, Inc., Class A *	56,373	1,572,243
Simpson Manufacturing Co., Inc.	17,866	1,913,627
SiteOne Landscape Supply, Inc. *	18,953	2,871,569
SKYX Platforms Corp. *	16,813	53,802
Snap-on, Inc.	22,236	5,530,760
Spirit AeroSystems Holdings, Inc., Class A *	44,832	1,620,677
SPX Technologies, Inc. *	18,681	1,401,262
Standex International Corp.	5,475	632,746
Stanley Black & Decker, Inc.	62,305	5,564,460
Stem, Inc. *	59,957	591,176
Sterling Infrastructure, Inc. *	12,174	443,012
SunPower Corp. *	35,778	623,610
Sunrun, Inc. *	89,124	2,342,179
Sunworks, Inc. *	17,256	39,344
Symbotic, Inc. *	4,338	67,890
Tecnoglass, Inc.	7,721	264,367
Tennant Co.	7,658	537,055
Terex Corp.	29,150	1,485,775
Terran Orbital Corp. *	23,493	45,576
Textron, Inc.	87,735	6,391,495
The AZEK Co., Inc. *	45,856	1,106,505
The Boeing Co. *	235,852	50,236,476
The Eastern Co.	3,338	72,435
The Gorman-Rupp Co.	9,748	280,060
The Greenbrier Cos., Inc.	13,430	415,256
The LS Starrett Co., Class A *	2,865	23,866
The Manitowoc Co., Inc. *	15,925	218,172
The Middleby Corp. *	22,744	3,535,555
The Shyft Group, Inc.	13,268	441,692
The Timken Co.	27,449	2,260,425
The Toro Co.	43,670	4,870,078
Thermon Group Holdings, Inc. *	14,491	335,032
Titan International, Inc. *	20,997	350,440
Titan Machinery, Inc. *	8,944	392,999
TPI Composites, Inc. *	16,645	217,217
Trane Technologies plc	96,844	17,346,697
Transcat, Inc. *	2,965	247,637
TransDigm Group, Inc.	21,679	15,560,102
Trex Co., Inc. *	46,047	2,427,598
Trinity Industries, Inc.	34,521	993,169
Triton International Ltd.	24,890	1,758,230
Triumph Group, Inc. *	27,104	308,715
Tutor Perini Corp. *	23,771	217,980
Twin Disc, Inc. *	5,599	56,550
UFP Industries, Inc.	25,853	2,418,548
Ultralife Corp. *	6,691	27,032
United Rentals, Inc. *	29,170	12,862,511
Univar Solutions, Inc. *	69,333	2,390,602
Urban-Gro, Inc. *	4,382	16,652
V2X, Inc. *	4,770	210,643
Valmont Industries, Inc.	8,827	2,910,527
Velo3D, Inc. *(a)	23,266	55,838
Veritiv Corp.	5,644	705,726
Vertiv Holdings Co.	125,128	1,779,320
Vicor Corp. *	9,399	652,573
Virgin Galactic Holdings, Inc. *	96,719	533,889
SECURITY	NUMBER OF SHARES	VALUE ($)
VirTra, Inc. *	8,132	38,708
W.W. Grainger, Inc.	18,897	11,139,404
Wabash National Corp.	19,725	508,116
Watsco, Inc.	13,916	3,999,041
Watts Water Technologies, Inc., Class A	11,800	1,929,536
WESCO International, Inc. *	18,767	2,796,471
Westinghouse Air Brake Technologies Corp.	76,623	7,954,234
Westwater Resources, Inc. *	34,475	37,233
Willis Lease Finance Corp. *	625	36,244
WillScot Mobile Mini Holdings Corp. *	87,149	4,223,240
Woodward, Inc.	25,674	2,625,423
Xos, Inc. *	22,000	20,832
Xylem, Inc.	76,177	7,923,170
Zurn Elkay Water Solutions Corp.	62,744	1,371,584
		1,127,309,392

Commercial & Professional Services 1.1%
ABM Industries, Inc.	27,102	1,271,355
ACCO Brands Corp.	38,516	244,577
Acme United Corp.	1,454	34,314
ACV Auctions, Inc., Class A *	50,955	499,359
Alight, Inc., Class A *	118,305	1,110,884
Aqua Metals, Inc. *	23,651	29,091
ARC Document Solutions, Inc.	19,042	66,457
Aris Water Solution, Inc., Class A	11,072	171,505
ASGN, Inc. *	20,796	1,891,396
Atlas Technical Consultants, Inc. *	15,557	188,706
Aurora Innovation, Inc. *	153,867	280,038
Barrett Business Services, Inc.	3,084	306,488
BGSF, Inc.	5,301	76,758
BlackSky Technology, Inc. *(a)	21,423	38,990
Booz Allen Hamilton Holding Corp.	55,643	5,266,054
Brady Corp., Class A	19,596	1,047,798
BrightView Holdings, Inc. *	13,694	108,867
CACI International, Inc., Class A *	9,902	3,050,707
Casella Waste Systems, Inc., Class A *	21,313	1,707,598
CBIZ, Inc. *	22,268	1,059,734
CECO Environmental Corp. *	10,237	147,310
Cimpress plc *	8,208	268,320
Cintas Corp.	36,292	16,104,212
Clarivate plc *	183,840	2,044,301
Clean Harbors, Inc. *	21,128	2,752,978
Copart, Inc. *	179,963	11,987,335
CoreCivic, Inc. *	49,662	528,404
CoStar Group, Inc. *	171,254	13,340,687
CRA International, Inc.	3,194	379,575
Deluxe Corp.	19,385	387,506
DLH Holdings Corp. *	3,968	48,846
Driven Brands Holdings, Inc. *	23,892	697,407
Dun & Bradstreet Holdings, Inc.	93,950	1,376,367
Ennis, Inc.	10,401	220,917
Equifax, Inc.	51,564	11,457,521
Exponent, Inc.	20,918	2,144,932
First Advantage Corp. *	24,470	339,644
FiscalNote Holdings, Inc. *	31,549	110,422
Forrester Research, Inc. *	4,414	163,583
Franklin Covey Co. *	4,552	211,213
FTI Consulting, Inc. *	14,419	2,300,119
GEE Group, Inc. *	66,522	33,394
Harsco Corp. *	34,248	271,929
Healthcare Services Group, Inc.	30,803	414,916
Heidrick & Struggles International, Inc.	9,032	277,824

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Heritage-Crystal Clean, Inc. *	7,053	262,372
HireQuest, Inc.	3,059	65,830
HireRight Holdings Corp. *	8,556	97,881
HNI Corp.	18,060	573,766
Hudson Global, Inc. *	1,522	37,974
Huron Consulting Group, Inc. *	8,086	550,171
IAA, Inc. *	55,868	2,331,372
ICF International, Inc.	6,901	705,213
Innodata, Inc. *	7,993	35,169
Insperity, Inc.	14,863	1,643,105
Interface, Inc.	23,118	263,083
Jacobs Solutions, Inc.	53,584	6,620,303
KAR Auction Services, Inc. *	46,068	670,750
KBR, Inc.	57,731	2,957,559
Kelly Services, Inc., Class A	14,539	263,156
Kforce, Inc.	8,111	455,270
Kimball International, Inc., Class B	17,567	129,996
Knightscope, Inc., Class A *	18,211	28,955
Korn Ferry	22,013	1,188,482
LegalZoom.com, Inc. *	41,173	349,147
Leidos Holdings, Inc.	57,387	5,672,131
Liquidity Services, Inc. *	10,485	157,170
ManpowerGroup, Inc.	21,518	1,875,509
Mastech Digital, Inc. *	3,073	41,165
Matthews International Corp., Class A	12,972	480,483
MillerKnoll, Inc.	32,897	785,580
Mistras Group, Inc. *	7,028	37,248
Montrose Environmental Group, Inc. *	11,954	647,429
MSA Safety, Inc.	15,424	2,103,679
NL Industries, Inc.	5,834	41,188
NV5 Global, Inc. *	5,564	741,626
Odyssey Marine Exploration, Inc. *	9,740	30,097
Performant Financial Corp. *	24,843	80,491
Perma-Fix Environmental Services, Inc. *	10,441	43,330
Pitney Bowes, Inc.	64,043	276,025
Planet Labs PBC *	77,306	382,665
Quad Graphics, Inc. *	18,674	82,352
Quest Resource Holding Corp. *	7,972	55,007
RCM Technologies, Inc. *	3,160	42,186
Red Violet, Inc. *	5,306	126,150
Republic Services, Inc.	86,352	10,778,457
Resources Connection, Inc.	13,566	234,285
Robert Half International, Inc.	45,937	3,856,871
Rollins, Inc.	97,505	3,549,182
Science Applications International Corp.	23,168	2,404,375
Skillsoft Corp. *	35,359	67,889
SP Plus Corp. *	8,590	323,929
Spire Global, Inc. *	38,120	45,363
Steelcase, Inc., Class A	36,886	287,711
Stericycle, Inc. *	38,887	2,092,509
Sterling Check Corp. *	9,867	137,645
Team, Inc. *	2,284	18,112
Tetra Tech, Inc.	22,221	3,455,810
The Brink's Co.	19,911	1,306,162
The GEO Group, Inc. *	52,634	605,291
TransUnion	81,436	5,843,033
TriNet Group, Inc. *	14,943	1,127,449
TrueBlue, Inc. *	14,017	275,154
UniFirst Corp.	6,161	1,222,589
Upwork, Inc. *	50,122	649,581
Verisk Analytics, Inc.	65,713	11,945,966
Viad Corp. *	8,115	239,798
VSE Corp.	4,005	219,874
Waste Management, Inc.	156,861	24,271,103
SECURITY	NUMBER OF SHARES	VALUE ($)
Where Food Comes From, Inc. *	3,510	49,140
Willdan Group, Inc. *	5,928	112,869
		194,511,550

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	13,529	635,187
Allbirds, Inc., Class A *	39,597	108,892
American Outdoor Brands, Inc. *	6,310	66,129
AMMO, Inc. *(a)	41,078	101,873
Bassett Furniture Industries, Inc.	4,101	79,395
Beazer Homes USA, Inc. *	12,137	198,683
Brunswick Corp.	30,229	2,549,212
Capri Holdings Ltd. *	54,294	3,610,008
Carter's, Inc.	16,335	1,361,849
Cavco Industries, Inc. *	3,514	935,075
Century Communities, Inc.	12,743	779,872
Clarus Corp.	11,806	118,650
Columbia Sportswear Co.	14,813	1,420,567
Cricut, Inc., Class A (a)	18,379	179,930
Crocs, Inc. *	25,848	3,147,511
Culp, Inc. *	8,788	45,698
D.R. Horton, Inc.	131,322	12,960,168
Deckers Outdoor Corp. *	11,158	4,769,822
Delta Apparel, Inc. *	1,907	22,255
Dream Finders Homes, Inc., Class A *	7,252	91,665
Escalade, Inc.	3,803	47,233
Ethan Allen Interiors, Inc.	9,223	265,069
Flexsteel Industries, Inc.	2,656	51,155
Fossil Group, Inc. *	19,967	113,413
Garmin Ltd.	64,727	6,400,206
G-III Apparel Group Ltd. *	17,626	298,232
GoPro, Inc., Class A *	54,737	336,633
Green Brick Partners, Inc. *	10,978	342,514
Hamilton Beach Brands Holding Co., Class A	891	11,538
Hanesbrands, Inc.	148,070	1,249,711
Hasbro, Inc.	54,450	3,221,807
Helen of Troy Ltd. *	10,307	1,165,825
Hooker Furnishings Corp.	5,571	117,325
Hovnanian Enterprises, Inc., Class A *	2,021	116,976
Installed Building Products, Inc.	9,861	1,085,598
iRobot Corp. *	11,608	522,360
JAKKS Pacific, Inc. *	3,907	81,461
Johnson Outdoors, Inc., Class A	2,060	141,028
KB Home	35,481	1,364,244
Kontoor Brands, Inc.	20,392	973,922
Lakeland Industries, Inc. *	3,608	52,244
Landsea Homes Corp. *	6,542	43,373
Latham Group, Inc. *	20,641	90,820
La-Z-Boy, Inc.	19,021	540,767
Legacy Housing Corp. *	2,853	57,117
Leggett & Platt, Inc.	55,770	2,038,951
Lennar Corp., Class A	112,480	11,517,952
Levi Strauss & Co., Class A	40,543	745,991
LGI Homes, Inc. *	8,767	998,123
Lifetime Brands, Inc.	5,690	45,577
Live Ventures, Inc. *	537	18,312
Lululemon Athletica, Inc. *	48,731	14,954,569
M.D.C. Holdings, Inc.	23,964	904,881
M/I Homes, Inc. *	11,544	690,331
Malibu Boats, Inc., Class A *	8,904	539,493
Marine Products Corp.	5,165	68,695
MasterCraft Boat Holdings, Inc. *	6,845	196,862
Mattel, Inc. *	148,905	3,046,596
Meritage Homes Corp. *	15,385	1,656,811
Mohawk Industries, Inc. *	22,219	2,667,613

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Movado Group, Inc.	6,936	245,257
Nautilus, Inc. *	11,457	21,195
Newell Brands, Inc.	158,752	2,533,682
NIKE, Inc., Class B	530,106	67,498,397
NVR, Inc. *	1,268	6,682,360
Oxford Industries, Inc.	6,214	728,405
Peloton Interactive, Inc., Class A *	131,972	1,706,398
PLBY Group, Inc. *(a)	20,435	59,670
Polaris, Inc.	23,112	2,654,182
PulteGroup, Inc.	95,447	5,429,980
Purple Innovation, Inc. *	16,803	97,457
PVH Corp.	27,695	2,489,781
Ralph Lauren Corp.	17,111	2,119,197
Rocky Brands, Inc.	2,880	90,662
Skechers U.S.A., Inc., Class A *	56,595	2,725,049
Skyline Champion Corp. *	22,375	1,319,006
Smith & Wesson Brands, Inc.	17,932	198,687
Snap One Holdings Corp. *	5,366	51,460
Solo Brands, Inc., Class A *	6,658	29,428
Sonos, Inc. *	54,410	1,003,320
Steven Madden Ltd.	30,371	1,088,800
Sturm, Ruger & Co., Inc.	7,246	412,297
Superior Group of Cos., Inc.	5,398	64,398
Tapestry, Inc.	101,678	4,633,466
Taylor Morrison Home Corp. *	46,041	1,648,268
Tempur Sealy International, Inc.	71,463	2,912,117
The Lovesac Co. *	6,938	178,584
Toll Brothers, Inc.	43,711	2,600,367
TopBuild Corp. *	13,395	2,679,804
Topgolf Callaway Brands Corp. *	57,175	1,400,216
Traeger, Inc. *	23,917	86,819
Tri Pointe Homes, Inc. *	43,323	957,005
Tupperware Brands Corp. *	18,352	81,299
Under Armour, Inc., Class A *	77,611	961,600
Under Armour, Inc., Class C *	87,822	957,260
Unifi, Inc. *	5,875	50,231
Universal Electronics, Inc. *	5,590	130,974
Vera Bradley, Inc. *	11,087	65,968
VF Corp.	139,331	4,310,901
Vista Outdoor, Inc. *	23,977	703,725
Vizio Holding Corp., Class A *	23,851	208,935
VOXX International Corp. *	5,522	58,230
Vuzix Corp. *(a)	26,677	138,987
Weber, Inc., Class A (a)	6,753	55,104
Whirlpool Corp.	22,860	3,556,787
Wolverine World Wide, Inc.	35,650	575,035
YETI Holdings, Inc. *	36,886	1,651,017
		221,815,536

Consumer Services 2.4%
2U, Inc. *	30,895	266,624
Accel Entertainment, Inc. *	23,774	219,196
ADT, Inc.	88,932	781,712
Adtalem Global Education, Inc. *	18,735	715,302
Airbnb, Inc., Class A *	167,969	18,663,036
American Public Education, Inc. *	7,053	85,412
Aramark	108,103	4,813,827
Bally's Corp. *	11,844	235,340
Biglari Holdings, Inc., Class B *	514	83,818
BJ's Restaurants, Inc. *	9,097	287,192
Bloomin' Brands, Inc.	36,977	896,692
Bluegreen Vacations Holding Corp.	5,069	164,438
Booking Holdings, Inc. *	16,328	39,743,985
Bowlero Corp. *	13,311	183,026
Boyd Gaming Corp.	32,845	2,046,572
Bright Horizons Family Solutions, Inc. *	24,488	1,880,189
Brinker International, Inc. *	18,764	740,427
SECURITY	NUMBER OF SHARES	VALUE ($)
Caesars Entertainment, Inc. *	90,939	4,734,284
Canterbury Park Holding Corp.	196	5,161
Carnival Corp. *	420,605	4,550,946
Carriage Services, Inc.	5,752	186,480
Carrols Restaurant Group, Inc. *	10,728	23,065
Century Casinos, Inc. *	13,792	121,645
Chegg, Inc. *	52,124	1,082,094
Chipotle Mexican Grill, Inc. *	11,646	19,173,742
Choice Hotels International, Inc.	11,479	1,410,654
Churchill Downs, Inc.	13,776	3,417,826
Chuy's Holdings, Inc. *	8,193	280,446
Coursera, Inc. *	35,520	566,544
Cracker Barrel Old Country Store, Inc.	9,479	1,057,667
Darden Restaurants, Inc.	51,532	7,625,190
Dave & Buster's Entertainment, Inc. *	17,690	766,862
Denny's Corp. *	27,059	325,249
Dine Brands Global, Inc.	7,297	564,131
Domino’s Pizza, Inc.	14,879	5,252,287
DraftKings, Inc., Class A *	188,730	2,829,063
Duolingo, Inc. *	10,274	981,064
Dutch Bros, Inc., Class A *(a)	12,528	477,442
El Pollo Loco Holdings, Inc.	9,086	111,485
European Wax Center, Inc., Class A	14,983	282,280
Everi Holdings, Inc. *	38,486	668,502
Expedia Group, Inc. *	63,549	7,263,651
F45 Training Holdings, Inc. *(a)	21,969	68,104
Fiesta Restaurant Group, Inc. *	9,485	80,433
First Watch Restaurant Group, Inc. *	4,397	71,231
Frontdoor, Inc. *	35,624	968,260
Full House Resorts, Inc. *	15,255	134,549
GAN Ltd. *	31,476	71,765
Global Business Travel Group I *	6,663	47,107
Golden Entertainment, Inc. *	9,398	371,221
Graham Holdings Co., Class B	1,610	1,051,829
Grand Canyon Education, Inc. *	12,754	1,486,606
H&R Block, Inc.	66,021	2,573,499
Hall of Fame Resort & Entertainment Co. *(a)	3,097	41,901
Hilton Grand Vacations, Inc. *	33,286	1,576,425
Hilton Worldwide Holdings, Inc.	113,923	16,529,088
Hyatt Hotels Corp., Class A *	20,621	2,250,164
Inspired Entertainment, Inc. *	10,938	162,976
Jack in the Box, Inc.	8,975	681,921
Krispy Kreme, Inc.	28,002	341,624
Kura Sushi USA, Inc., Class A *	1,489	92,526
Las Vegas Sands Corp. *	138,598	8,177,282
Laureate Education, Inc., Class A	56,072	615,671
Life Time Group Holdings, Inc. *	24,073	452,332
Light & Wonder, Inc., Class A *	38,874	2,536,529
Lincoln Educational Services Corp. *	10,639	67,558
Lindblad Expeditions Holdings, Inc. *	13,166	156,675
Marriott International, Inc., Class A	112,960	19,675,373
Marriott Vacations Worldwide Corp.	16,377	2,620,975
McDonald’s Corp.	308,031	82,367,489
Membership Collective Group, Inc., Class A *	21,516	114,035
MGM Resorts International	134,438	5,567,078
Mister Car Wash, Inc. *	34,014	349,324
Monarch Casino & Resort, Inc. *	5,326	408,078
Nathan's Famous, Inc.	820	60,582
Nerdy, Inc. *	26,826	76,186
Noodles & Co. *	16,309	102,584
Norwegian Cruise Line Holdings Ltd. *	180,634	2,747,443
OneSpaWorld Holdings Ltd. *	25,869	271,883
Papa John's International, Inc.	13,521	1,212,699
Penn Entertainment, Inc. *	64,885	2,300,173
Perdoceo Education Corp. *	30,058	449,968

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Planet Fitness, Inc., Class A *	34,852	2,950,222
Playa Hotels & Resorts N.V. *	53,100	402,498
PlayAGS, Inc. *	10,629	70,258
Portillo's, Inc., Class A *(a)	15,210	343,138
Potbelly Corp. *	7,813	62,426
RCI Hospitality Holdings, Inc.	3,268	296,702
Red Robin Gourmet Burgers, Inc. *	6,715	60,032
Red Rock Resorts, Inc., Class A	20,415	918,879
Rover Group, Inc. *	43,669	178,606
Royal Caribbean Cruises Ltd. *	91,963	5,972,077
Rush Street Interactive, Inc. *	20,546	88,142
Ruth's Hospitality Group, Inc.	11,936	206,612
SeaWorld Entertainment, Inc. *	16,394	1,022,822
Service Corp. International	65,226	4,836,508
Shake Shack, Inc., Class A *	16,612	944,891
Six Flags Entertainment Corp. *	30,964	831,383
Sonder Holdings, Inc. *	52,572	70,446
Starbucks Corp.	482,836	52,696,721
Strategic Education, Inc.	9,128	852,099
Stride, Inc. *	18,236	782,871
Sweetgreen, Inc., Class A *	30,982	321,283
Target Hospitality Corp. *	8,802	135,155
Texas Roadhouse, Inc.	27,917	2,803,704
The Cheesecake Factory, Inc.	20,167	791,555
The ONE Group Hospitality, Inc. *	8,160	61,445
The Wendy's Co.	71,543	1,595,409
Travel & Leisure Co.	34,458	1,459,985
Udemy, Inc. *	27,212	341,238
Universal Technical Institute, Inc. *	13,710	103,922
Vacasa, Inc., Class A *	39,127	68,472
Vail Resorts, Inc.	17,015	4,463,715
Vivint Smart Home, Inc. *	17,968	215,257
Wingstop, Inc.	12,506	1,981,826
WW International, Inc. *	22,549	112,069
Wyndham Hotels & Resorts, Inc.	36,852	2,856,399
Wynn Resorts Ltd. *	43,252	4,482,637
Xponential Fitness, Inc., Class A *	7,482	205,605
Yum! Brands, Inc.	118,383	15,450,165
		405,532,868

Diversified Financials 5.6%
Acacia Research Corp. *	18,555	80,900
ACRES Commercial Realty Corp. *	3,144	29,711
AFC Gamma, Inc.	5,432	85,282
Affiliated Managers Group, Inc.	15,685	2,709,427
AG Mortgage Investment Trust, Inc.	10,503	70,895
AGNC Investment Corp.	239,713	2,780,671
Alerus Financial Corp.	6,417	132,062
Ally Financial, Inc.	125,966	4,092,635
A-Mark Precious Metals, Inc.	8,142	313,467
American Express Co.	251,588	44,010,289
Ameriprise Financial, Inc.	44,699	15,650,014
Angel Oak Mortgage, Inc. (a)	9,942	78,641
Annaly Capital Management, Inc.	196,630	4,614,906
Apollo Commercial Real Estate Finance, Inc.	52,949	644,389
Apollo Global Management, Inc.	183,370	12,978,929
Arbor Realty Trust, Inc.	70,442	1,051,699
Ares Commercial Real Estate Corp.	22,535	276,730
Ares Management Corp., Class A	66,014	5,478,502
Arlington Asset Investment Corp., Class A *	17,051	51,324
ARMOUR Residential REIT, Inc.	64,141	402,805
Artisan Partners Asset Management, Inc., Class A	28,952	1,066,013
Assetmark Financial Holdings, Inc. *	8,185	217,230
Associated Capital Group, Inc., Class A	1,818	69,175
SECURITY	NUMBER OF SHARES	VALUE ($)
Atlanticus Holdings Corp. *	2,144	69,680
Avantax, Inc. *	19,812	577,322
B. Riley Financial, Inc.	6,796	290,393
Bakkt Holdings, Inc. *(a)	25,312	39,740
Berkshire Hathaway, Inc., Class B *	758,032	236,142,129
BGC Partners, Inc., Class A	138,704	603,362
BlackRock, Inc.	63,227	48,002,571
Blackstone Mortgage Trust, Inc., Class A	71,938	1,715,002
Blackstone, Inc.	295,827	28,387,559
Blue Owl Capital, Inc.	146,493	1,842,882
Bread Financial Holdings, Inc.	20,614	845,792
Bridge Investment Group Holdings, Inc., Class A	9,932	147,887
Brightsphere Investment Group, Inc.	14,000	328,300
BrightSpire Capital, Inc., Class A	37,342	284,546
Broadmark Realty Capital, Inc.	53,330	233,585
Cannae Holdings, Inc. *	31,447	768,565
Capital One Financial Corp.	160,936	19,151,384
Cboe Global Markets, Inc.	44,596	5,479,956
Cherry Hill Mortgage Investment Corp.	7,830	54,732
Chicago Atlantic Real Estate Finance, Inc.	2,817	43,523
Chimera Investment Corp.	104,477	761,637
Claros Mortgage Trust, Inc.	50,991	853,589
CME Group, Inc.	151,420	26,749,857
Cohen & Steers, Inc.	10,168	747,043
Coinbase Global, Inc., Class A *(a)	66,587	3,894,008
Consumer Portfolio Services, Inc. *	5,099	51,245
Corebridge Financial, Inc.	31,302	681,132
Cowen, Inc., Class A	11,322	440,199
Credit Acceptance Corp. *	2,493	1,153,362
Curo Group Holdings Corp.	9,738	39,342
Diamond Hill Investment Group, Inc.	1,364	257,019
Discover Financial Services	114,640	13,381,927
Donnelley Financial Solutions, Inc. *	10,245	467,274
Dynex Capital, Inc.	18,156	261,628
Elevate Credit, Inc. *	18,040	32,472
Ellington Financial, Inc.	27,895	382,998
Ellington Residential Mortgage REIT	4,517	35,729
Encore Capital Group, Inc. *	9,929	553,244
Enova International, Inc. *	13,316	607,875
Equitable Holdings, Inc.	144,924	4,647,713
Evercore, Inc., Class A	15,127	1,963,636
EZCORP, Inc., Class A *	20,871	190,135
FactSet Research Systems, Inc.	16,028	6,778,882
Federated Hermes, Inc.	34,946	1,373,378
FirstCash Holdings, Inc.	15,825	1,458,749
Focus Financial Partners, Inc., Class A *	25,101	1,133,310
Franklin BSP Realty Trust, Inc.	34,676	502,802
Franklin Resources, Inc.	118,679	3,702,785
GCM Grosvenor, Inc., Class A	19,770	177,139
Granite Point Mortgage Trust, Inc.	29,727	198,576
Great Ajax Corp.	9,397	82,412
Green Dot Corp., Class A *	20,026	362,070
Greenhill & Co., Inc.	6,539	90,369
Hamilton Lane, Inc., Class A	15,270	1,188,922
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,920	1,362,717
Heritage Global, Inc. *	19,304	50,963
Houlihan Lokey, Inc.	21,147	2,095,033
Interactive Brokers Group, Inc., Class A	43,541	3,480,668
Intercontinental Exchange, Inc.	235,213	25,297,158
Invesco Ltd.	190,024	3,517,344
Invesco Mortgage Capital, Inc.	17,470	256,634

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jackson Financial, Inc., Class A	24,618	1,084,177
Janus Henderson Group plc	55,087	1,427,855
Jefferies Financial Group, Inc.	77,059	3,026,878
Katapult Holdings, Inc. *	22,914	22,456
KKR & Co., Inc.	242,379	13,527,172
KKR Real Estate Finance Trust, Inc.	24,272	386,653
Ladder Capital Corp. REIT	45,751	512,411
Lazard Ltd., Class A	48,303	1,935,984
LendingClub Corp. *	41,850	405,527
LendingTree, Inc. *	4,731	187,631
LPL Financial Holdings, Inc.	33,581	7,962,727
Lument Finance Trust, Inc.	24,035	53,117
MarketAxess Holdings, Inc.	15,911	5,789,217
MarketWise, Inc. *	11,705	25,985
Medallion Financial Corp.	10,486	89,550
MFA Financial, Inc.	38,698	460,119
Moelis & Co., Class A	26,577	1,242,475
Moneylion, Inc. *	35,694	28,095
Moody's Corp.	66,447	21,445,769
Morgan Stanley	554,552	53,974,546
Morningstar, Inc.	10,548	2,561,898
MSCI, Inc.	33,601	17,860,948
Nasdaq, Inc.	142,597	8,582,913
Navient Corp.	45,502	863,173
Nelnet, Inc., Class A	7,358	702,615
NerdWallet, Inc., Class A *	14,084	164,642
New York Mortgage Trust, Inc.	168,189	524,750
Nexpoint Real Estate Finance, Inc.	6,204	118,186
Nicholas Financial, Inc. *	6,032	40,414
Northern Trust Corp.	87,779	8,511,930
OneMain Holdings, Inc.	50,954	2,198,156
Open Lending Corp., Class A *	49,840	437,097
Oportun Financial Corp. *	13,044	91,438
Oppenheimer Holdings, Inc., Class A	3,500	166,635
OppFi, Inc. *	7,166	16,482
Orchid Island Capital, Inc. (a)	13,872	169,100
P10, Inc., Class A	14,773	166,935
PennyMac Mortgage Investment Trust	37,798	576,420
Perella Weinberg Partners, Class A	19,698	201,905
Piper Sandler Cos.	5,914	840,379
PJT Partners, Inc., Class A	10,087	807,263
PRA Group, Inc. *	17,389	699,733
PROG Holdings, Inc. *	19,816	441,699
Raymond James Financial, Inc.	81,635	9,205,979
Ready Capital Corp.	41,326	546,743
Redwood Trust, Inc.	48,185	402,827
Regional Management Corp.	3,411	117,645
Rithm Capital Corp.	196,660	1,850,571
Robinhood Markets, Inc., Class A *	214,589	2,233,871
S&P Global, Inc.	140,168	52,554,590
Sachem Capital Corp.	16,351	62,134
Safeguard Scientifics, Inc. *	12,218	38,975
Sculptor Capital Management, Inc.	7,668	71,236
SEI Investments Co.	42,848	2,675,001
Seven Hills Realty Trust	2,626	28,230
Silvercrest Asset Management Group, Inc., Class A	3,213	60,726
SLM Corp.	105,915	1,860,927
SoFi Technologies, Inc. *	345,513	2,394,405
Starwood Property Trust, Inc.	128,778	2,690,172
State Street Corp.	154,308	14,092,950
StepStone Group, Inc., Class A	20,302	592,615
Stifel Financial Corp.	44,437	2,995,498
StoneX Group, Inc. *	6,981	613,490
Sunlight Financial Holdings, Inc. *	16,772	21,636
SWK Holdings Corp. *	1,451	27,366
Synchrony Financial	189,467	6,959,123
T. Rowe Price Group, Inc.	94,482	11,004,319
SECURITY	NUMBER OF SHARES	VALUE ($)
The Bank of New York Mellon Corp.	309,374	15,645,043
The Carlyle Group, Inc.	92,022	3,310,031
The Charles Schwab Corp. (e)	638,537	49,435,535
The Goldman Sachs Group, Inc.	142,366	52,078,906
TPG RE Finance Trust, Inc.	29,035	252,895
TPG, Inc.	21,577	694,995
Tradeweb Markets, Inc., Class A	46,680	3,479,527
Two Harbors Investment Corp.	35,311	633,479
U.S. Global Investors, Inc., Class A	6,234	19,512
Upstart Holdings, Inc. *(a)	28,886	539,590
Victory Capital Holdings, Inc., Class A	11,391	337,629
Virtu Financial, Inc., Class A	39,712	766,839
Virtus Investment Partners, Inc.	2,899	622,937
Voya Financial, Inc.	41,436	2,890,990
Western Asset Mortgage Capital Corp.	2,307	26,000
Westwood Holdings Group, Inc.	2,653	34,303
WisdomTree, Inc.	44,670	257,299
World Acceptance Corp. *	1,349	129,126
		957,746,301

Energy 5.0%
Adams Resources & Energy, Inc.	186	8,928
Aemetis, Inc. *	14,199	66,309
Alto Ingredients, Inc. *	33,727	114,335
American Resources Corp. *	17,208	26,672
Amplify Energy Corp. *	12,340	106,864
Antero Midstream Corp.	139,563	1,521,237
Antero Resources Corp. *	116,955	3,372,982
APA Corp.	135,378	6,001,307
Arch Resources, Inc.	7,593	1,123,916
Archrock, Inc.	54,444	539,540
Baker Hughes Co.	421,212	13,369,269
Berry Corp.	27,783	255,604
Bristow Group, Inc. *	9,727	297,063
Cactus, Inc., Class A	26,253	1,420,550
California Resources Corp.	30,374	1,297,881
Callon Petroleum Co. *	21,006	893,805
Centrus Energy Corp., Class A *	4,789	196,588
ChampionX Corp.	83,178	2,746,538
Cheniere Energy, Inc.	104,979	16,039,741
Chesapeake Energy Corp.	44,757	3,881,327
Chevron Corp.	748,373	130,231,870
Chord Energy Corp.	17,391	2,492,652
Civitas Resources, Inc.	22,491	1,496,776
Clean Energy Fuels Corp. *	70,975	401,719
CNX Resources Corp. *	78,774	1,317,889
Comstock Resources, Inc.	38,848	472,003
ConocoPhillips	524,472	63,917,403
CONSOL Energy, Inc.	13,692	791,808
Core Laboratories N.V.	19,266	493,210
Coterra Energy, Inc.	333,547	8,348,681
Crescent Energy Co., Class A	16,190	195,251
CVR Energy, Inc.	11,947	396,640
Delek US Holdings, Inc.	29,062	777,699
Denbury, Inc. *	21,107	1,831,665
Devon Energy Corp.	274,757	17,375,633
Diamond Offshore Drilling, Inc. *	43,981	504,022
Diamondback Energy, Inc.	73,985	10,810,688
DMC Global, Inc. *	7,222	164,228
Dorian LPG Ltd.	14,057	279,031
Dril-Quip, Inc. *	13,780	423,184
DTE Midstream LLC *	40,924	2,236,906
Earthstone Energy, Inc., Class A *	15,789	219,467
Empire Petroleum Corp. *	3,665	48,341
Enviva, Inc.	12,691	577,187
EOG Resources, Inc.	247,007	32,666,676
Epsilon Energy Ltd.	5,425	32,062

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
EQT Corp.	154,500	5,047,515
Equitrans Midstream Corp.	180,517	1,308,748
Evolution Petroleum Corp.	11,036	68,865
Excelerate Energy, Inc., Class A	7,154	166,688
Expro Group Holdings N.V. *	29,238	552,306
Exxon Mobil Corp.	1,732,607	200,999,738
Forum Energy Technologies, Inc. *	1,428	47,124
Geospace Technologies Corp. *	8,343	39,713
Gevo, Inc. *	101,823	215,865
Granite Ridge Resources, Inc.	7,482	53,945
Green Plains, Inc. *	24,261	843,555
Gulf Island Fabrication, Inc. *	6,007	29,434
Gulfport Energy Corp. *	4,920	335,298
Hallador Energy Co. *	10,747	95,004
Halliburton Co.	381,717	15,734,375
Helix Energy Solutions Group, Inc. *	60,683	481,216
Helmerich & Payne, Inc.	44,341	2,147,878
Hess Corp.	117,100	17,583,736
HF Sinclair Corp.	56,122	3,193,342
HighPeak Energy, Inc. (a)	5,507	153,976
Houston American Energy Corp. *	4,107	14,867
Independence Contract Drilling, Inc. *	7,301	32,051
International Seaways, Inc.	16,766	651,191
Kinder Morgan, Inc.	831,518	15,216,779
Kinetik Holdings, Inc. (a)	9,938	310,960
KLX Energy Services Holdings, Inc. *	4,291	63,421
Kosmos Energy Ltd. *	196,883	1,557,345
Liberty Energy, Inc., Class A	64,955	1,028,238
Lightbridge Corp. *	5,562	23,694
Magnolia Oil & Gas Corp., Class A	69,464	1,640,045
Mammoth Energy Services, Inc. *	10,739	70,126
Marathon Oil Corp.	268,952	7,388,111
Marathon Petroleum Corp.	197,002	25,318,697
Matador Resources Co.	47,683	3,154,707
Murphy Oil Corp.	61,048	2,662,303
Nabors Industries Ltd. *	4,072	722,943
NACCO Industries, Inc., Class A	1,966	76,615
Natural Gas Services Group, Inc. *	4,213	48,239
New Fortress Energy, Inc.	20,475	794,225
Newpark Resources, Inc. *	39,958	181,409
NextDecade Corp. *	28,760	172,272
NexTier Oilfield Solutions, Inc. *	64,762	610,058
Nine Energy Service, Inc. *	5,821	79,806
Noble Corp. plc *	41,470	1,687,414
Northern Oil and Gas, Inc.	28,421	952,672
NOV, Inc.	164,826	4,028,347
Occidental Petroleum Corp.	306,164	19,836,366
Oceaneering International, Inc. *	41,714	890,594
Oil States International, Inc. *	25,283	216,423
ONEOK, Inc.	188,835	12,931,421
Overseas Shipholding Group, Inc., Class A *	21,455	80,027
Ovintiv, Inc.	104,626	5,150,738
Par Pacific Holdings, Inc. *	23,324	623,451
Patterson-UTI Energy, Inc.	94,218	1,582,862
PBF Energy, Inc., Class A	47,341	1,987,849
PDC Energy, Inc.	39,006	2,641,876
Peabody Energy Corp. *	49,804	1,389,034
Permian Resources Corp., Class A	84,244	915,732
Phillips 66	198,833	19,936,985
PHX Minerals, Inc.	5,803	20,949
Pioneer Natural Resources Co.	99,917	23,015,882
ProFrac Holding Corp., Class A *	11,642	261,945
ProPetro Holding Corp. *	43,553	433,352
Range Resources Corp.	101,086	2,529,172
Ranger Energy Services, Inc. *	5,075	57,804
Ranger Oil Corp., Class A	7,600	319,200
REX American Resources Corp. *	6,150	201,228
SECURITY	NUMBER OF SHARES	VALUE ($)
Riley Exploration Permian, Inc.	1,796	59,609
Ring Energy, Inc. *	39,328	92,814
RPC, Inc.	36,343	360,523
SandRidge Energy, Inc. *	12,685	200,550
Schlumberger Ltd.	596,824	34,007,032
SEACOR Marine Holdings, Inc. *	10,252	104,981
Select Energy Services, Inc., Class A	37,795	331,840
SilverBow Resources, Inc. *	5,751	151,079
Sitio Royalties Corp., Class A	31,472	836,211
SM Energy Co.	52,363	1,721,172
Smart Sand, Inc. *	17,439	31,565
Solaris Oilfield Infrastructure, Inc., Class A	12,245	129,675
Southwestern Energy Co. *	460,192	2,540,260
Talos Energy, Inc. *	27,180	538,436
Targa Resources Corp.	95,371	7,154,732
TechnipFMC plc *	186,408	2,589,207
Tellurian, Inc. *	211,754	421,390
TETRA Technologies, Inc. *	60,992	241,528
Texas Pacific Land Corp.	2,601	5,191,206
The Williams Cos., Inc.	512,422	16,520,485
Tidewater, Inc. *	21,331	925,765
Transocean Ltd. *	283,753	1,912,495
Uranium Energy Corp. *	155,668	627,342
US Silica Holdings, Inc. *	30,626	374,862
VAALCO Energy, Inc.	43,433	201,963
Valaris Ltd. *	25,693	1,866,340
Valero Energy Corp.	162,298	22,726,589
Vertex Energy, Inc. *	25,874	188,363
Vital Energy, Inc. *	7,011	394,579
Vitesse Energy, Inc. *	9,069	144,746
W&T Offshore, Inc. *	41,992	261,190
Weatherford International plc *	26,737	1,520,801
World Fuel Services Corp.	25,958	734,611
		849,494,834

Food & Staples Retailing 1.4%
Albertsons Cos., Inc., Class A	68,521	1,452,645
BJ's Wholesale Club Holdings, Inc. *	56,962	4,128,036
Casey's General Stores, Inc.	15,548	3,667,929
Costco Wholesale Corp.	186,232	95,190,625
Grocery Outlet Holding Corp. *	37,921	1,152,419
HF Foods Group, Inc. *	16,494	76,862
Ingles Markets, Inc., Class A	6,246	593,370
MedAvail Holdings, Inc. *	11,882	4,634
Natural Grocers by Vitamin Cottage, Inc.	4,452	44,208
Performance Food Group Co. *	65,279	4,002,908
PriceSmart, Inc.	10,189	757,145
Rite Aid Corp. *	22,587	82,443
SpartanNash Co.	15,368	486,858
Sprouts Farmers Market, Inc. *	44,312	1,415,768
Sysco Corp.	213,239	16,517,493
The Andersons, Inc.	12,958	476,595
The Chefs' Warehouse, Inc. *	14,908	569,933
The Kroger Co.	274,876	12,267,716
U.S. Foods Holding Corp. *	85,985	3,278,608
United Natural Foods, Inc. *	24,168	1,005,872
Village Super Market, Inc., Class A	3,779	87,900
Walgreens Boots Alliance, Inc.	303,438	11,184,725
Walmart, Inc.	593,590	85,399,793
Weis Markets, Inc.	7,027	606,711
		244,451,196

Food, Beverage & Tobacco 3.2%
22nd Century Group, Inc. *(a)	102,448	112,693
Alico, Inc.	2,213	58,644

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Altria Group, Inc.	755,015	34,005,876
AppHarvest, Inc. *(a)	69,019	168,406
Archer-Daniels-Midland Co.	231,365	19,168,590
B&G Foods, Inc. (a)	33,988	476,512
Benson Hill, Inc. *	52,088	139,596
Beyond Meat, Inc. *(a)	25,353	416,550
Brookfield Realty Capital Corp., Class A *(a)	13,382	88,321
Brown-Forman Corp., Class A	23,351	1,552,841
Brown-Forman Corp., Class B	76,774	5,111,613
Bunge Ltd.	63,062	6,249,444
Calavo Growers, Inc.	7,291	233,677
Cal-Maine Foods, Inc.	15,947	912,487
Campbell Soup Co.	84,293	4,377,335
Celsius Holdings, Inc. *	16,931	1,698,518
Coca-Cola Consolidated, Inc.	1,891	958,321
Conagra Brands, Inc.	201,352	7,488,281
Constellation Brands, Inc., Class A	68,477	15,853,795
Darling Ingredients, Inc. *	67,841	4,497,180
Farmer Brothers Co. *	11,781	57,491
Flowers Foods, Inc.	80,856	2,238,903
Fresh Del Monte Produce, Inc.	12,446	355,956
Freshpet, Inc. *	20,176	1,277,746
General Mills, Inc.	249,725	19,568,451
Hormel Foods Corp.	122,571	5,553,692
Hostess Brands, Inc. *	55,868	1,292,227
Ingredion, Inc.	27,536	2,830,701
J&J Snack Foods Corp.	6,222	891,613
John B. Sanfilippo & Son, Inc.	3,596	303,898
Kellogg Co.	107,722	7,387,575
Keurig Dr Pepper, Inc.	357,343	12,607,061
Lamb Weston Holdings, Inc.	60,545	6,047,840
Lancaster Colony Corp.	8,392	1,610,509
Lifecore Biomedical, Inc. *	10,427	64,752
Limoneira Co.	7,226	94,877
Local Bounti Corp. *(a)	14,734	14,142
McCormick & Co., Inc. - Non Voting Shares	105,712	7,941,085
MGP Ingredients, Inc.	6,859	669,027
Mission Produce, Inc. *	18,304	228,068
Molson Coors Beverage Co., Class B	78,844	4,145,618
Mondelez International, Inc., Class A	574,294	37,581,799
Monster Beverage Corp. *	160,357	16,689,957
National Beverage Corp. *	9,307	411,369
PepsiCo, Inc.	579,467	99,100,446
Philip Morris International, Inc.	652,394	68,005,551
Pilgrim's Pride Corp. *	18,335	445,174
Post Holdings, Inc. *	22,833	2,167,993
Seaboard Corp.	109	427,334
Seneca Foods Corp., Class A *	2,612	163,250
Sovos Brands, Inc. *	17,729	240,405
The Boston Beer Co., Inc., Class A *	3,924	1,524,906
The Coca-Cola Co.	1,637,019	100,382,005
The Duckhorn Portfolio, Inc. *	19,046	308,164
The Hain Celestial Group, Inc. *	38,429	788,563
The Hershey Co.	61,845	13,890,387
The JM Smucker Co.	44,881	6,857,817
The Kraft Heinz Co.	334,530	13,558,501
The Real Good Food Co., Inc. *	3,502	19,471
The Simply Good Foods Co. *	35,105	1,274,311
The Vita Coco Co., Inc. *	10,382	140,884
Tootsie Roll Industries, Inc.	7,947	355,469
TreeHouse Foods, Inc. *	21,142	1,023,907
Turning Point Brands, Inc.	6,017	139,655
Tyson Foods, Inc., Class A	122,370	8,045,827
Universal Corp.	10,446	567,949
Utz Brands, Inc.	27,580	459,483
Vector Group Ltd.	53,886	697,824
Vintage Wine Estates, Inc. *	13,866	39,657
SECURITY	NUMBER OF SHARES	VALUE ($)
Vital Farms, Inc. *	11,214	197,142
Westrock Coffee Co. *(a)	5,798	75,896
Whole Earth Brands, Inc. *	12,768	48,391
Zevia PBC, Class A *	20,011	89,649
		554,469,048

Health Care Equipment & Services 6.0%
1Life Healthcare, Inc. *	69,236	1,107,084
23andMe Holding Co., Class A *	128,087	320,218
Abbott Laboratories	733,394	81,076,707
Acadia Healthcare Co., Inc. *	38,520	3,236,450
Accelerate Diagnostics, Inc. *	30,507	21,160
Accolade, Inc. *	29,344	342,445
Accuray, Inc. *	36,635	92,320
AdaptHealth Corp. *	34,710	743,835
Addus HomeCare Corp. *	6,672	717,373
Agiliti, Inc. *	12,735	234,961
agilon health, Inc. *	84,907	1,847,576
AirSculpt Technologies, Inc. (a)	4,242	24,688
Akili, Inc., Class A *	29,591	46,754
Akumin, Inc. *	29,384	26,446
Align Technology, Inc. *	30,553	8,241,061
Alignment Healthcare, Inc. *	38,887	480,254
Alphatec Holdings, Inc. *	31,763	413,554
Amedisys, Inc. *	14,150	1,367,739
American Well Corp., Class A *	105,430	418,557
AmerisourceBergen Corp.	68,050	11,497,728
AMN Healthcare Services, Inc. *	18,193	1,743,617
AngioDynamics, Inc. *	16,851	219,400
Apollo Endosurgery, Inc. *	17,198	169,056
Apollo Medical Holdings, Inc. *	16,232	578,509
Apyx Medical Corp. *	12,488	36,465
Artivion, Inc. *	17,724	231,121
Asensus Surgical, Inc. *	139,946	111,957
AtriCure, Inc. *	19,289	834,828
Atrion Corp.	563	386,950
Avanos Medical, Inc. *	21,256	651,284
Aveanna Healthcare Holdings, Inc. *	55,839	68,124
AxoGen, Inc. *	16,795	159,049
Axonics, Inc. *	20,371	1,250,779
Baxter International, Inc.	212,647	9,715,841
Becton, Dickinson & Co.	120,006	30,267,913
Beyond Air, Inc. *	8,697	56,965
Biotricity, Inc. *	16,000	13,278
Bioventus, Inc., Class A *	16,149	31,652
Boston Scientific Corp. *	602,179	27,850,779
Brookdale Senior Living, Inc. *	79,540	229,075
Butterfly Network, Inc. *	62,200	171,050
Cano Health, Inc. *	71,119	98,144
Cardinal Health, Inc.	110,264	8,517,894
Cardiovascular Systems, Inc. *	19,376	270,101
CareMax, Inc. *	30,662	143,805
Castle Biosciences, Inc. *	9,781	264,869
Centene Corp. *	237,984	18,143,900
Certara, Inc. *	44,147	856,452
Cerus Corp. *	76,254	239,438
Chemed Corp.	6,207	3,135,404
Cigna Corp.	128,600	40,723,762
ClearPoint Neuro, Inc. *	10,369	98,609
Clover Health Investments Corp. *	144,282	191,895
Co-Diagnostics, Inc. *	11,070	35,867
Community Health Systems, Inc. *	51,561	269,148
Computer Programs & Systems, Inc. *	6,539	192,116
CONMED Corp.	12,630	1,209,449
CorVel Corp. *	3,981	709,255
Cross Country Healthcare, Inc. *	14,884	413,031
Cue Health, Inc. *	41,972	109,967

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cutera, Inc. *	7,952	276,968
CVRx, Inc. *	3,468	52,714
CVS Health Corp.	553,122	48,796,423
CytoSorbents Corp. *	15,994	45,743
DarioHealth Corp. *	10,290	57,007
DaVita, Inc. *	23,146	1,906,999
Definitive Healthcare Corp. *	15,392	190,553
Dentsply Sirona, Inc.	91,311	3,362,984
DexCom, Inc. *	162,377	17,388,953
DocGo, Inc. *	34,222	342,220
Doximity, Inc., Class A *	48,288	1,703,118
Edwards Lifesciences Corp. *	260,067	19,947,139
ElectroCore, Inc. *	45,528	16,263
Electromed, Inc. *	703	7,585
Elevance Health, Inc.	100,519	50,258,495
Embecta Corp.	23,706	625,601
Encompass Health Corp.	42,330	2,643,509
Enhabit, Inc. *	20,321	312,131
Enovis Corp. *	19,850	1,249,558
Envista Holdings Corp. *	69,423	2,706,803
enVVeno Medical Corp. *	8,937	51,388
Enzo Biochem, Inc. *	13,471	18,051
Evolent Health, Inc., Class A *	38,937	1,254,550
Figs, Inc., Class A *	52,953	473,929
FONAR Corp. *	1,328	23,944
Forian, Inc. *	7,513	26,596
Fulgent Genetics, Inc. *	8,120	274,294
GE Healthcare, Inc. *	153,457	10,668,331
Glaukos Corp. *	20,229	992,232
Globus Medical, Inc., Class A *	32,276	2,436,838
GoodRx Holdings, Inc., Class A *	28,804	161,014
Great Elm Group, Inc. *	24,464	54,065
Guardant Health, Inc. *	42,720	1,342,690
Haemonetics Corp. *	21,041	1,780,069
HCA Healthcare, Inc.	89,276	22,771,629
Health Catalyst, Inc. *	21,299	296,056
HealthEquity, Inc. *	35,489	2,159,506
HealthStream, Inc. *	9,574	231,499
Henry Schein, Inc. *	57,383	4,943,545
Heska Corp. *	4,835	432,442
Hims & Hers Health, Inc. *	54,073	447,724
Hologic, Inc. *	104,984	8,542,548
Humana, Inc.	53,286	27,266,446
Hyperfine, Inc. *	36,085	34,735
ICAD, Inc. *	9,349	21,409
ICU Medical, Inc. *	8,585	1,658,880
IDEXX Laboratories, Inc. *	34,816	16,729,088
Inari Medical, Inc. *	20,488	1,168,840
InfuSystem Holdings, Inc. *	7,155	71,693
Innovage Holding Corp. *	7,015	52,542
Inogen, Inc. *	10,293	240,136
Inspire Medical Systems, Inc. *	12,078	3,056,459
Insulet Corp. *	29,135	8,371,068
Integer Holdings Corp. *	14,567	958,654
Integra LifeSciences Holdings Corp. *	30,669	1,757,334
Intuitive Surgical, Inc. *	148,824	36,564,569
Invacare Corp. *	20,165	13,305
Invitae Corp. *	106,673	251,748
iRadimed Corp.	3,278	122,597
iRhythm Technologies, Inc. *	12,579	1,236,516
Know Labs, Inc. *	35,048	44,511
KORU Medical Systems, Inc. *	21,377	85,080
Laboratory Corp. of America Holdings	37,310	9,406,597
Lantheus Holdings, Inc. *	29,308	1,685,210
LeMaitre Vascular, Inc.	7,713	363,899
LHC Group, Inc. *	13,113	2,079,722
LifeStance Health Group, Inc. *	40,123	211,849
LivaNova plc *	22,196	1,247,415
SECURITY	NUMBER OF SHARES	VALUE ($)
Masimo Corp. *	20,325	3,456,876
McKesson Corp.	59,647	22,587,126
Medtronic plc	559,607	46,833,510
Meridian Bioscience, Inc. *(b)	18,440	626,960
Merit Medical Systems, Inc. *	23,844	1,701,269
Mesa Laboratories, Inc.	2,222	432,268
ModivCare, Inc. *	5,394	578,560
Molina Healthcare, Inc. *	24,567	7,660,728
Multiplan Corp. *	95,617	126,214
National HealthCare Corp.	5,672	337,711
National Research Corp.	5,356	248,626
Neogen Corp. *	93,156	1,994,470
NeoGenomics, Inc. *	52,485	623,522
Neuronetics, Inc. *	13,837	81,362
NeuroPace, Inc. *	4,356	20,343
Nevro Corp. *	15,398	565,415
NextGen Healthcare, Inc. *	22,354	425,173
Novocure Ltd. *	38,037	3,468,214
NuVasive, Inc. *	21,490	979,944
Oak Street Health, Inc. *	49,750	1,445,735
OmniAb, Inc., Class A *(b)	2,395	0
OmniAb, Inc., Class B *(b)	2,395	0
Omnicell, Inc. *	19,225	1,066,411
OPKO Health, Inc. *	159,773	206,107
OptimizeRx Corp. *	6,885	123,586
Option Care Health, Inc. *	65,299	1,885,182
OraSure Technologies, Inc. *	30,500	170,190
Orthofix Medical, Inc. *	16,048	347,118
OrthoPediatrics Corp. *	7,124	335,754
Outset Medical, Inc. *	20,864	586,696
Owens & Minor, Inc. *	31,113	614,171
P3 Health Partners, Inc. *	8,952	11,548
Paragon 28, Inc. *	11,248	189,529
Patterson Cos., Inc.	35,911	1,084,153
Pear Therapeutics, Inc. *	19,890	21,680
Pediatrix Medical Group, Inc. *	35,753	548,809
Penumbra, Inc. *	15,882	3,977,012
PetIQ, Inc. *	11,858	140,399
Phreesia, Inc. *	22,302	836,102
Premier, Inc., Class A	49,475	1,650,486
Privia Health Group, Inc. *	20,312	549,237
PROCEPT BioRobotics Corp. *	13,654	531,004
Progyny, Inc. *	31,229	1,073,965
Pulmonx Corp. *	15,144	134,630
Quest Diagnostics, Inc.	47,888	7,110,410
QuidelOrtho Corp. *	22,384	1,916,294
R1 RCM, Inc. *	57,448	822,081
RadNet, Inc. *	20,892	439,777
ResMed, Inc.	61,634	14,075,357
RxSight, Inc. *	7,004	98,056
Sanara Medtech, Inc. *	1,654	72,032
Schrodinger, Inc. *	22,939	554,665
Scilex Holding Co. *(b)	30,357	180,911
Select Medical Holdings Corp.	44,439	1,291,842
Semler Scientific, Inc. *	1,873	73,440
Senseonics Holdings, Inc. *(a)	180,529	203,998
Sensus Healthcare, Inc. *	6,026	55,078
Sharecare, Inc. *	125,041	317,604
Shockwave Medical, Inc. *	15,223	2,860,858
SI-BONE, Inc. *	13,781	234,690
Sight Sciences, Inc. *	9,433	108,574
Signify Health, Inc., Class A *	28,702	816,859
Silk Road Medical, Inc. *	16,095	874,924
Simulations Plus, Inc.	6,313	259,717
SmileDirectClub, Inc. *	95,034	54,179
Sonendo, Inc. *	24,344	63,781
Sonida Senior Living, Inc. *	1,604	22,825
STAAR Surgical Co. *	20,437	1,441,830
Stereotaxis, Inc. *	22,696	49,477

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
STERIS plc	42,255	8,726,080
Streamline Health Solutions, Inc. *	29,028	62,700
Stryker Corp.	141,776	35,984,167
Surgery Partners, Inc. *	25,950	861,540
Surmodics, Inc. *	5,273	148,224
Tabula Rasa HealthCare, Inc. *	11,729	71,195
Tactile Systems Technology, Inc. *	7,843	101,724
Talkspace, Inc. *	38,082	31,124
Tandem Diabetes Care, Inc. *	27,515	1,120,961
Tela Bio, Inc. *	6,599	76,416
Teladoc Health, Inc. *	69,071	2,030,688
Teleflex, Inc.	19,896	4,843,084
Tenet Healthcare Corp. *	45,453	2,493,097
The Cooper Cos., Inc.	20,747	7,239,251
The Ensign Group, Inc.	23,672	2,207,414
The Joint Corp. *	5,490	99,753
The Oncology Institute, Inc. *	11,011	16,296
The Pennant Group, Inc. *	10,680	138,199
TransMedics Group, Inc. *	12,993	818,819
Treace Medical Concepts, Inc. *	13,697	316,264
U.S. Physical Therapy, Inc.	5,493	544,631
UFP Technologies, Inc. *	2,930	333,229
UnitedHealth Group, Inc.	393,114	196,238,578
Universal Health Services, Inc., Class B	26,817	3,974,548
Utah Medical Products, Inc.	1,365	125,757
Varex Imaging Corp. *	17,095	367,372
Veeva Systems, Inc., Class A *	59,162	10,090,079
Veradigm, Inc. *	48,277	864,641
Vicarious Surgical, Inc. *(a)	13,695	37,113
ViewRay, Inc. *	56,246	258,169
Vivani Medical, Inc. *	5,513	6,616
VolitionRX Ltd. *	15,384	37,998
Zimmer Biomet Holdings, Inc.	88,339	11,249,088
Zimvie, Inc. *	8,294	81,364
Zomedica Corp. *	412,334	113,680
Zynex, Inc. *	7,546	106,625
		1,024,725,254

Household & Personal Products 1.4%
BellRing Brands, Inc. *	58,234	1,651,516
Central Garden & Pet Co. *	4,564	191,414
Central Garden & Pet Co., Class A *	18,320	726,022
Church & Dwight Co., Inc.	102,152	8,260,011
Colgate-Palmolive Co.	350,783	26,143,857
Coty, Inc., Class A *	154,857	1,542,376
Edgewell Personal Care Co.	22,085	946,563
elf Beauty, Inc. *	21,254	1,223,168
Energizer Holdings, Inc.	29,120	1,080,352
Herbalife Nutrition Ltd. *	41,704	732,739
Inter Parfums, Inc.	7,370	871,281
Kimberly-Clark Corp.	141,844	18,441,138
LifeMD, Inc. *	20,209	40,014
Medifast, Inc.	4,730	527,158
Nature's Sunshine Products, Inc. *	4,762	50,287
Nu Skin Enterprises, Inc., Class A	20,689	887,144
Oil-Dri Corp. of America	2,782	100,959
Olaplex Holdings, Inc. *	35,606	224,674
Reynolds Consumer Products, Inc.	24,507	729,573
Spectrum Brands Holdings, Inc.	17,507	1,188,375
The Beauty Health Co. *	44,301	505,031
The Clorox Co.	51,608	7,467,162
The Estee Lauder Cos., Inc., Class A	97,260	26,948,801
The Honest Co., Inc. *	28,282	93,331
The Procter & Gamble Co.	996,854	141,932,072
Thorne HealthTech, Inc. *	3,990	18,394
USANA Health Sciences, Inc. *	4,815	281,389
SECURITY	NUMBER OF SHARES	VALUE ($)
Veru, Inc. *(a)	21,463	123,627
WD-40 Co.	5,696	994,180
		243,922,608

Insurance 2.4%
Aflac, Inc.	237,609	17,464,262
Ambac Financial Group, Inc. *	18,028	300,347
American Equity Investment Life Holding Co.	28,566	1,361,170
American Financial Group, Inc.	29,417	4,194,570
American International Group, Inc.	312,001	19,724,703
AMERISAFE, Inc.	8,109	446,644
Aon plc, Class A	86,889	27,689,787
Arch Capital Group Ltd. *	155,687	10,018,458
Argo Group International Holdings Ltd.	14,607	405,490
Arthur J. Gallagher & Co.	88,982	17,415,557
Assurant, Inc.	22,251	2,950,260
Assured Guaranty Ltd.	25,302	1,583,905
Axis Capital Holdings Ltd.	32,185	2,013,815
Bright Health Group, Inc. *	113,463	100,608
Brighthouse Financial, Inc. *	28,673	1,613,430
Brown & Brown, Inc.	98,759	5,783,327
BRP Group, Inc., Class A *	25,134	720,089
Chubb Ltd.	174,573	39,713,612
Cincinnati Financial Corp.	65,943	7,461,450
Citizens, Inc. *	24,606	59,054
CNA Financial Corp.	10,634	463,217
CNO Financial Group, Inc.	48,193	1,241,452
Crawford & Co., Class A	10,215	66,091
Donegal Group, Inc., Class A	6,507	98,776
eHealth, Inc. *	13,577	112,689
Employers Holdings, Inc.	11,498	504,417
Enstar Group Ltd. *	5,689	1,378,445
Erie Indemnity Co., Class A	10,464	2,556,878
Everest Re Group Ltd.	16,416	5,740,511
F&G Annuities & Life, Inc.	7,821	167,833
Fidelity National Financial, Inc.	114,735	5,051,782
First American Financial Corp.	44,086	2,727,601
Genworth Financial, Inc., Class A *	202,749	1,119,175
Globe Life, Inc.	37,973	4,589,037
GoHealth, Inc., Class A *(a)	3,378	52,291
Goosehead Insurance, Inc., Class A *	8,507	332,198
Greenlight Capital Re Ltd., Class A *	13,165	129,675
Hagerty, Inc., Class A *(a)	11,439	109,929
Hallmark Financial Services, Inc. *	1,236	9,021
HCI Group, Inc.	3,137	157,509
Hippo Holdings, Inc. *(a)	6,682	112,124
Horace Mann Educators Corp.	16,921	602,557
Investors Title Co.	697	112,914
James River Group Holdings Ltd.	15,431	349,667
Kemper Corp.	27,177	1,596,105
Kingsway Financial Services, Inc. *	9,776	81,141
Kinsale Capital Group, Inc.	8,975	2,498,999
Lemonade, Inc. *	18,176	295,905
Lincoln National Corp.	66,028	2,339,372
Loews Corp.	83,123	5,110,402
Maiden Holdings Ltd. *	32,952	78,096
Markel Corp. *	5,662	7,977,645
Marsh & McLennan Cos., Inc.	208,599	36,486,051
MBIA, Inc. *	19,104	248,543
Mercury General Corp.	11,235	401,427
MetLife, Inc.	277,160	20,238,223
National Western Life Group, Inc., Class A	1,082	299,498
NI Holdings, Inc. *	3,782	50,112
Old Republic International Corp.	119,602	3,156,297
Oscar Health, Inc., Class A *	48,793	187,365

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Palomar Holdings, Inc. *	10,660	544,833
Primerica, Inc.	15,424	2,494,832
Principal Financial Group, Inc.	95,584	8,846,299
ProAssurance Corp.	22,265	431,718
Prudential Financial, Inc.	154,412	16,203,995
Reinsurance Group of America, Inc.	28,119	4,267,621
RenaissanceRe Holdings Ltd.	18,510	3,622,222
RLI Corp.	16,930	2,242,379
Root, Inc., Class A *(a)	9,051	53,220
Ryan Specialty Holdings, Inc., Class A *	35,136	1,497,496
Safety Insurance Group, Inc.	5,972	503,977
Selective Insurance Group, Inc.	25,774	2,448,530
Selectquote, Inc. *	70,496	60,782
SiriusPoint Ltd. *	34,410	261,172
Stewart Information Services Corp.	12,160	580,883
The Allstate Corp.	111,671	14,346,373
The Hanover Insurance Group, Inc.	15,024	2,021,930
The Hartford Financial Services Group, Inc.	133,815	10,385,382
The Progressive Corp.	246,422	33,599,640
The Travelers Cos., Inc.	98,762	18,875,393
Tiptree, Inc.	7,504	112,635
Trean Insurance Group, Inc. *	8,248	50,230
Trupanion, Inc. *	14,284	843,042
United Fire Group, Inc.	9,091	286,276
United Insurance Holdings Corp.	19,297	35,892
Universal Insurance Holdings, Inc.	12,847	163,671
Unum Group	78,158	3,284,981
W.R. Berkley Corp.	86,181	6,044,735
White Mountains Insurance Group Ltd.	1,093	1,670,060
Willis Towers Watson plc	45,460	11,555,477
		417,187,184

Materials 3.1%
5E Advanced Materials, Inc. *(a)	11,374	112,034
Advanced Emissions Solutions, Inc. *	5,901	18,293
AdvanSix, Inc.	11,778	509,281
AgroFresh Solutions, Inc. *	7,380	22,140
Air Products & Chemicals, Inc.	93,260	29,890,763
Albemarle Corp.	49,360	13,892,372
Alcoa Corp.	74,074	3,869,626
Alpha Metallurgical Resources, Inc.	5,962	959,465
Amcor plc	624,818	7,535,305
American Vanguard Corp.	11,255	254,250
Ampco-Pittsburgh Corp. *	7,848	25,741
Amyris, Inc. *(a)	98,157	156,070
AptarGroup, Inc.	27,260	3,152,346
Arconic Corp. *	42,544	1,000,209
Ascent Industries Co. *	4,646	52,779
Ashland, Inc.	20,990	2,293,577
Aspen Aerogels, Inc. *	22,932	240,786
ATI, Inc. *	53,557	1,948,939
Avery Dennison Corp.	34,022	6,445,128
Avient Corp.	36,966	1,497,862
Axalta Coating Systems Ltd. *	92,787	2,792,889
Balchem Corp.	13,365	1,745,870
Ball Corp.	132,243	7,701,832
Berry Global Group, Inc.	52,865	3,263,356
Cabot Corp.	23,218	1,749,012
Carpenter Technology Corp.	19,822	957,204
Celanese Corp.	42,156	5,193,619
Century Aluminum Co. *	19,701	221,439
CF Industries Holdings, Inc.	82,530	6,990,291
Chase Corp.	3,075	290,218
Clearwater Paper Corp. *	7,639	294,942
Cleveland-Cliffs, Inc. *	217,156	4,636,281
SECURITY	NUMBER OF SHARES	VALUE ($)
Coeur Mining, Inc. *	116,862	454,593
Commercial Metals Co.	49,377	2,679,690
Compass Minerals International, Inc.	14,554	679,090
Contango ORE, Inc. *	1,750	42,875
Core Molding Technologies, Inc. *	5,001	78,016
Corteva, Inc.	300,774	19,384,884
Crown Holdings, Inc.	50,919	4,489,019
Dakota Gold Corp. *	24,511	86,034
Diversey Holdings Ltd. *	34,563	209,797
Dow, Inc.	296,147	17,576,324
DuPont de Nemours, Inc.	209,228	15,472,411
Eagle Materials, Inc.	15,555	2,272,274
Eastman Chemical Co.	50,619	4,463,077
Ecolab, Inc.	104,174	16,129,260
Ecovyst, Inc. *	30,335	318,214
Element Solutions, Inc.	93,645	1,917,850
Flotek Industries, Inc. *	33,484	40,516
FMC Corp.	53,169	7,078,389
Freeport-McMoRan, Inc.	602,518	26,884,353
Friedman Industries, Inc.	2,834	31,769
FutureFuel Corp.	9,399	87,129
Gatos Silver, Inc. *	17,898	92,354
Ginkgo Bioworks Holdings, Inc. *(a)	380,563	742,098
Glatfelter Corp.	18,834	82,493
Gold Resource Corp.	39,537	68,399
Golden Minerals Co. *	74,652	21,910
Graphic Packaging Holding Co.	129,953	3,130,568
Greif, Inc., Class A	13,364	954,591
H.B. Fuller Co.	22,568	1,559,449
Hawkins, Inc.	8,924	348,036
Haynes International, Inc.	5,389	300,113
Hecla Mining Co.	238,374	1,470,768
Huntsman Corp.	76,716	2,431,130
Hycroft Mining Holding Corp. *	60,156	36,027
Idaho Strategic Resources, Inc. *	4,628	26,380
Ingevity Corp. *	14,768	1,217,474
Innospec, Inc.	10,139	1,145,910
International Flavors & Fragrances, Inc.	107,688	12,110,592
International Paper Co.	150,441	6,291,443
Intrepid Potash, Inc. *	3,965	129,774
Kaiser Aluminum Corp.	6,881	602,225
Koppers Holdings, Inc.	8,623	298,442
Kronos Worldwide, Inc.	9,190	107,063
Linde plc	207,889	68,798,786
Livent Corp. *	75,115	1,946,981
Loop Industries, Inc. *	9,523	23,807
Louisiana-Pacific Corp.	30,419	2,071,230
LSB Industries, Inc. *	21,659	275,286
LyondellBasell Industries N.V., Class A	106,616	10,308,701
Martin Marietta Materials, Inc.	26,140	9,400,990
Materion Corp.	8,847	798,442
Mativ Holdings, Inc.	23,942	659,842
McEwen Mining, Inc. *	18,704	125,504
Mercer International, Inc.	15,176	193,190
Minerals Technologies, Inc.	13,718	952,715
MP Materials Corp. *	38,060	1,237,331
Myers Industries, Inc.	14,310	344,585
NewMarket Corp.	2,823	972,552
Newmont Corp.	334,593	17,710,007
Northern Technologies International Corp.	5,289	69,021
Nucor Corp.	107,972	18,249,427
O-I Glass, Inc. *	65,831	1,267,247
Olin Corp.	53,796	3,474,684
Olympic Steel, Inc.	4,090	180,942
Origin Materials, Inc. *	53,958	326,446
Orion Engineered Carbons S.A.	24,587	516,819

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Packaging Corp. of America	39,129	5,583,708
Pactiv Evergreen, Inc.	15,063	173,375
Perimeter Solutions S.A. *	60,068	558,632
Piedmont Lithium, Inc. *	6,862	471,008
PPG Industries, Inc.	99,053	12,910,568
PureCycle Technologies, Inc. *	55,133	462,015
Quaker Chemical Corp.	5,613	1,105,031
Ramaco Resources, Inc.	10,591	110,464
Ranpak Holdings Corp. *	15,372	117,750
Rayonier Advanced Materials, Inc. *	26,864	186,168
Reliance Steel & Aluminum Co.	24,622	5,600,274
Resolute Forest Products, Inc. *	18,295	397,184
Royal Gold, Inc.	27,669	3,514,793
RPM International, Inc.	54,500	4,900,095
Ryerson Holding Corp.	8,289	316,391
Schnitzer Steel Industries, Inc., Class A	10,451	353,662
Sealed Air Corp.	60,889	3,334,282
Sensient Technologies Corp.	17,965	1,359,771
Silgan Holdings, Inc.	34,923	1,882,000
Smith-Midland Corp. *	1,800	38,736
Sonoco Products Co.	40,759	2,490,782
Steel Dynamics, Inc.	69,774	8,417,535
Stepan Co.	9,161	1,006,244
Summit Materials, Inc., Class A *	49,491	1,626,284
SunCoke Energy, Inc.	34,174	311,325
Sylvamo Corp.	14,141	672,122
The Chemours Co.	63,859	2,323,829
The Mosaic Co.	143,090	7,088,679
The Scotts Miracle-Gro Co.	17,673	1,275,814
The Sherwin-Williams Co.	99,268	23,485,816
TimkenSteel Corp. *	16,743	329,335
Tredegar Corp.	10,770	130,640
TriMas Corp.	17,344	534,022
Trinseo plc	14,826	411,421
Tronox Holdings plc, Class A	47,310	811,366
U.S. Antimony Corp. *	59,275	23,710
U.S. Gold Corp. *	7,270	33,878
United States Lime & Minerals, Inc.	691	104,894
United States Steel Corp.	98,750	2,813,387
Universal Stainless & Alloy Products, Inc. *	5,210	42,149
Valvoline, Inc.	73,776	2,704,628
Vulcan Materials Co.	55,979	10,262,630
Warrior Met Coal, Inc.	21,228	804,117
Westlake Corp.	14,559	1,787,117
Westrock Co.	107,586	4,221,675
Worthington Industries, Inc.	12,362	703,027
		520,953,590

Media & Entertainment 6.1%
Activision Blizzard, Inc.	299,133	22,904,614
AdTheorent Holding Co., Inc. *(a)	21,011	36,559
Advantage Solutions, Inc. *	42,984	111,329
Alphabet, Inc., Class A *	2,513,486	248,432,956
Alphabet, Inc., Class C *	2,228,088	222,519,149
Altice USA, Inc., Class A *	87,610	429,289
AMC Entertainment Holdings, Inc., Class A *(a)	215,612	1,153,524
AMC Networks, Inc., Class A *	11,743	217,363
Angi, Inc. *	33,311	96,935
Boston Omaha Corp., Class A *	8,095	214,113
Bumble, Inc., Class A *	32,728	842,746
BuzzFeed, Inc. *(a)	14,995	34,488
Cable One, Inc.	2,018	1,593,978
Cargurus, Inc. *	38,772	684,326
Cars.com, Inc. *	26,286	449,491
SECURITY	NUMBER OF SHARES	VALUE ($)
Charter Communications, Inc., Class A *	45,164	17,356,977
Chicken Soup For The Soul Entertainment, Inc. *(a)	2,990	18,598
Cinedigm Corp., Class A *	54,801	31,779
Cinemark Holdings, Inc. *	44,949	536,691
Clear Channel Outdoor Holdings, Inc. *	193,206	369,023
Comcast Corp., Class A	1,816,675	71,486,161
comScore, Inc. *	46,051	56,182
Cumulus Media, Inc., Class A *	7,422	49,727
Daily Journal Corp. *	555	169,830
DHI Group, Inc. *	17,605	104,574
DISH Network Corp., Class A *	104,399	1,502,302
Electronic Arts, Inc.	110,253	14,187,356
Emerald Holding, Inc. *	15,388	61,398
Endeavor Group Holdings, Inc., Class A *	73,174	1,641,293
Entravision Communications Corp., Class A	23,831	154,901
Eventbrite, Inc., Class A *	32,039	284,827
EverQuote, Inc., Class A *	8,283	129,215
Fluent, Inc. *	30,212	40,786
Fox Corp., Class A	127,185	4,316,659
Fox Corp., Class B	58,734	1,861,868
fuboTV, Inc. *(a)	81,432	209,280
Gaia, Inc. *	10,263	37,460
Gannett Co., Inc. *	56,389	127,439
Genius Brands International, Inc. *	106,285	77,588
Golden Matrix Group, Inc. *	8,251	26,651
Gray Television, Inc.	36,454	472,444
Harte Hanks, Inc. *	3,347	41,737
IAC, Inc. *	32,808	1,853,652
iHeartMedia, Inc., Class A *	43,715	338,791
Innovid Corp. *(a)	35,745	80,426
Integral Ad Science Holding Corp. *	17,311	177,957
IZEA Worldwide, Inc. *	34,489	24,611
John Wiley & Sons, Inc., Class A	17,949	822,064
Lee Enterprises, Inc. *	1,545	35,149
Liberty Broadband Corp., Class A *	6,963	624,024
Liberty Broadband Corp., Class C *	50,844	4,564,774
Liberty Media Corp. - Liberty Braves, Class A *	5,453	191,564
Liberty Media Corp. - Liberty Braves, Class C *	15,115	524,188
Liberty Media Corp. - Liberty Formula One, Class A *	9,643	614,066
Liberty Media Corp. - Liberty Formula One, Class C *	87,195	6,173,406
Liberty Media Corp. - Liberty SiriusXM, Class A	31,810	1,292,122
Liberty Media Corp. - Liberty SiriusXM, Class C *	64,011	2,579,643
Lions Gate Entertainment Corp., Class A *	25,512	203,331
Lions Gate Entertainment Corp., Class B *	50,349	383,659
Live Nation Entertainment, Inc. *	59,948	4,825,215
LiveOne, Inc. *	39,793	30,641
Loop Media, Inc. *(a)	15,423	92,538
Madison Square Garden Entertainment Corp. *	11,111	580,994
Madison Square Garden Sports Corp.	7,569	1,376,347
Magnite, Inc. *	47,801	577,436
Marchex, Inc., Class B *	24,313	49,842
Match Group, Inc. *	118,061	6,389,461
MediaAlpha, Inc., Class A *	8,473	118,198

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Meta Platforms, Inc., Class A *	946,484	140,997,721
National CineMedia, Inc.	46,329	11,981
Netflix, Inc. *	187,370	66,302,748
News Corp., Class A	160,350	3,248,691
News Corp., Class B	50,531	1,032,854
Nexstar Media Group, Inc., Class A	16,018	3,280,006
Nextdoor Holdings, Inc. *	50,057	123,140
Omnicom Group, Inc.	86,044	7,398,924
Outbrain, Inc. *	17,672	86,946
Paramount Global, Class B	215,336	4,987,182
Pinterest, Inc., Class A *	248,710	6,538,586
Playstudios, Inc. *	32,347	149,443
Playtika Holding Corp. *	36,575	383,672
PubMatic, Inc., Class A *	17,470	267,815
QuinStreet, Inc. *	21,564	330,576
Quotient Technology, Inc. *	36,556	148,052
Reading International, Inc., Class B *	1,251	24,645
Reservoir Media, Inc. *	14,527	102,270
ROBLOX Corp., Class A *	153,427	5,709,019
Roku, Inc. *	50,759	2,918,642
Saga Communications, Inc., Class A	3,338	84,284
Scholastic Corp.	12,105	535,525
Sciplay Corp., Class A *	10,406	176,798
Shutterstock, Inc.	9,934	747,732
Sinclair Broadcast Group, Inc., Class A	17,890	369,071
Sirius XM Holdings, Inc. (a)	292,389	1,692,932
Snap, Inc., Class A *	425,824	4,922,525
Stagwell, Inc. *	43,953	308,550
System1, Inc. *(a)	6,938	32,886
Take-Two Interactive Software, Inc. *	66,445	7,523,567
TechTarget, Inc. *	12,209	604,712
TEGNA, Inc.	94,328	1,879,957
The Arena Group Holdings, Inc. *	4,958	44,325
The E.W. Scripps Co., Class A *	22,843	341,503
The Interpublic Group of Cos., Inc.	163,099	5,946,590
The Marcus Corp.	10,398	157,426
The New York Times Co., Class A	69,367	2,416,746
The Trade Desk, Inc., Class A *	187,665	9,514,615
The Walt Disney Co. *	767,642	83,281,481
Thryv Holdings, Inc. *	12,739	284,971
Townsquare Media, Inc., Class A *	2,521	18,882
Travelzoo *	4,020	21,467
TripAdvisor, Inc. *	45,081	1,050,387
TrueCar, Inc. *	41,115	128,279
Urban One, Inc. *	12,414	61,822
Vimeo, Inc. *	62,096	281,916
Vinco Ventures, Inc. *	68,845	50,870
Vivid Seats, Inc., Class A *(a)	9,000	76,590
Warner Bros Discovery, Inc. *	933,438	13,833,551
Warner Music Group Corp., Class A	49,342	1,798,516
Wejo Group Ltd. *	19,449	17,115
WideOpenWest, Inc. *	20,526	235,844
World Wrestling Entertainment, Inc., Class A	18,071	1,529,168
Yelp, Inc. *	30,608	964,458
Ziff Davis, Inc. *	20,262	1,813,044
ZipRecruiter, Inc., Class A *	20,901	410,496
ZoomInfo Technologies, Inc. *	114,569	3,234,283
		1,040,033,502

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
10X Genomics, Inc., Class A *	40,156	1,880,460
2seventy bio, Inc. *	16,616	225,978
4D Molecular Therapeutics, Inc. *	11,190	235,550
89bio, Inc. *	15,302	178,727
Aadi Bioscience, Inc. *	8,294	104,670
AbbVie, Inc.	743,994	109,925,113
SECURITY	NUMBER OF SHARES	VALUE ($)
Absci Corp. *	23,263	73,046
ACADIA Pharmaceuticals, Inc. *	50,473	960,501
AcelRx Pharmaceuticals, Inc. *(a)	6,381	12,762
Achieve Life Sciences, Inc. *	8,279	40,236
Aclaris Therapeutics, Inc. *	21,790	368,251
Actinium Pharmaceuticals, Inc. *	8,722	102,222
Acumen Pharmaceuticals, Inc. *	9,845	64,682
Adaptive Biotechnologies Corp. *	49,145	455,574
Adicet Bio, Inc. *	13,243	121,173
ADMA Biologics, Inc. *	69,227	255,448
Adverum Biotechnologies, Inc. *	62,914	40,963
Aerovate Therapeutics, Inc. *(a)	3,663	83,700
Agenus, Inc. *	119,504	311,905
Agilent Technologies, Inc.	124,440	18,924,835
Agios Pharmaceuticals, Inc. *	22,582	665,717
Akebia Therapeutics, Inc. *	132,370	83,393
Akero Therapeutics, Inc. *	12,358	611,721
Akoya Biosciences, Inc. *	7,848	88,290
Alaunos Therapeutics, Inc. *	82,975	61,285
Albireo Pharma, Inc. *	8,505	379,833
Aldeyra Therapeutics, Inc. *	22,201	130,986
Alector, Inc. *	26,074	229,973
Alkermes plc *	69,307	1,984,952
Allakos, Inc. *	29,756	221,087
Allogene Therapeutics, Inc. *	38,872	300,092
Allovir, Inc. *	18,004	104,063
Alnylam Pharmaceuticals, Inc. *	51,823	11,732,727
Alpha Teknova, Inc. *	2,787	16,611
Alpine Immune Sciences, Inc. *	13,710	115,164
Altimmune, Inc. *	17,274	235,617
ALX Oncology Holdings, Inc. *	7,977	74,186
Alzamend Neuro, Inc. *	53,080	35,203
Amgen, Inc.	224,362	56,628,969
Amicus Therapeutics, Inc. *	102,856	1,341,242
Amneal Pharmaceuticals, Inc. *	43,587	95,891
Amphastar Pharmaceuticals, Inc. *	16,546	500,682
Amylyx Pharmaceuticals, Inc. *	16,143	632,644
AnaptysBio, Inc. *	7,720	192,151
Anavex Life Sciences Corp. *(a)	35,879	390,005
ANI Pharmaceuticals, Inc. *	4,883	218,417
Anika Therapeutics, Inc. *	5,811	180,199
Anixa Biosciences, Inc. *	12,785	55,870
Annexon, Inc. *	19,332	138,030
Annovis Bio, Inc. *	2,061	34,048
Apellis Pharmaceuticals, Inc. *	40,497	2,135,407
Apexigen, Inc. *	8,029	13,489
AquaBounty Technologies, Inc. *	44,032	51,517
Aravive, Inc. *	27,004	45,097
Arbutus Biopharma Corp. *	50,681	152,550
Arcellx, Inc. *	11,614	388,024
Arcturus Therapeutics Holdings, Inc. *	11,460	242,150
Arcus Biosciences, Inc. *	21,937	474,497
Arcutis Biotherapeutics, Inc. *	17,059	282,668
Ardelyx, Inc. *	81,968	240,166
Arrowhead Pharmaceuticals, Inc. *	44,991	1,574,235
ARS Pharmaceuticals, Inc. *	16,170	110,926
Arvinas, Inc. *	20,555	673,587
Assembly Biosciences, Inc. *	32,452	56,466
Assertio Holdings, Inc. *(a)	23,152	95,155
Astria Therapeutics, Inc. *	6,920	95,150
Atara Biotherapeutics, Inc. *	43,101	218,522
Atea Pharmaceuticals, Inc. *	33,404	154,661
Athira Pharma, Inc. *	13,857	55,982
Atossa Therapeutics, Inc. *	45,962	36,806
aTyr Pharma, Inc. *	10,000	23,000
Aura Biosciences, Inc. *	6,688	69,622
Avantor, Inc. *	284,553	6,800,817
Avid Bioservices, Inc. *	24,799	392,568

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Avidity Biosciences, Inc. *	27,726	657,106
Avita Medical, Inc. *	10,054	93,904
Avrobio, Inc. *	37,231	33,880
Axcella Health, Inc. *	18,250	12,410
Axsome Therapeutics, Inc. *	14,357	1,076,775
Azenta, Inc. *	31,617	1,767,390
Beam Therapeutics, Inc. *	24,638	1,070,521
Berkeley Lights, Inc. *	27,503	59,131
BioAtla, Inc. *	18,434	69,865
BioCryst Pharmaceuticals, Inc. *	76,932	811,633
Biogen, Inc. *	60,647	17,642,212
Biohaven Ltd. *	26,982	515,086
BioLife Solutions, Inc. *	13,293	311,588
BioMarin Pharmaceutical, Inc. *	78,310	9,033,058
Biomea Fusion, Inc. *	7,680	73,114
Bionano Genomics, Inc. *(a)	121,204	219,379
Bio-Rad Laboratories, Inc., Class A *	9,076	4,242,667
Bio-Techne Corp.	66,586	5,304,241
BioVie, Inc. *	4,021	20,386
Bioxcel Therapeutics, Inc. *	8,322	237,343
Bluebird Bio, Inc. *	36,359	230,880
Blueprint Medicines Corp. *	26,119	1,220,802
BrainStorm Cell Therapeutics, Inc. *	11,287	20,542
Bridgebio Pharma, Inc. *	47,740	443,027
Bright Green Corp. *	28,510	14,896
Bristol-Myers Squibb Co.	894,796	65,006,929
Bruker Corp.	41,933	2,940,342
C4 Therapeutics, Inc. *	16,467	128,278
Cabaletta Bio, Inc. *	10,078	122,851
Capricor Therapeutics, Inc. *	6,502	27,438
Cara Therapeutics, Inc. *	20,844	243,458
Cardiff Oncology, Inc. *	16,399	29,354
CareDx, Inc. *	22,269	332,699
Caribou Biosciences, Inc. *	23,459	169,139
Cassava Sciences, Inc. *(a)	15,959	446,852
Catalent, Inc. *	75,476	4,041,740
Catalyst Pharmaceuticals, Inc. *	39,871	617,602
Celcuity, Inc. *	4,926	47,191
Celldex Therapeutics, Inc. *	19,973	880,010
CEL-SCI Corp. *(a)	16,481	43,180
Celularity, Inc. *	27,363	22,988
Century Therapeutics, Inc. *(a)	10,076	46,047
Cerevel Therapeutics Holdings, Inc. *	26,524	905,795
Charles River Laboratories International, Inc. *	21,498	5,229,388
Checkpoint Therapeutics, Inc. *	3,371	16,789
Chimerix, Inc. *	37,732	66,786
Chinook Therapeutics, Inc. *	20,331	513,764
ChromaDex Corp. *	24,667	48,347
CinCor Pharma, Inc. *	7,319	211,739
Citius Pharmaceuticals, Inc. *	76,073	105,741
Clearside Biomedical, Inc. *	20,216	28,505
Codexis, Inc. *	29,943	184,149
Cogent Biosciences, Inc. *	27,590	415,505
Coherus Biosciences, Inc. *	26,548	225,127
Collegium Pharmaceutical, Inc. *	14,303	401,628
Compass Therapeutics, Inc. *	42,767	171,068
Concert Pharmaceuticals, Inc. *	15,686	130,821
Corbus Pharmaceuticals Holdings, Inc. *	99,416	15,419
Corcept Therapeutics, Inc. *	39,875	911,543
CorMedix, Inc. *	13,948	60,534
Crinetics Pharmaceuticals, Inc. *	18,689	366,491
CRISPR Therapeutics AG *	32,384	1,652,232
CryoPort, Inc. *	21,974	501,666
CTI BioPharma Corp. *	45,915	253,910
Cue Biopharma, Inc. *	12,652	43,270
Cullinan Oncology, Inc. *	13,170	153,299
Curis, Inc. *	57,090	41,853
SECURITY	NUMBER OF SHARES	VALUE ($)
Cymabay Therapeutics, Inc. *	34,566	290,009
Cytek Biosciences, Inc. *	33,714	406,254
Cytokinetics, Inc. *	39,854	1,692,998
CytomX Therapeutics, Inc. *	42,221	113,997
Danaher Corp.	275,606	72,864,714
Dare Bioscience, Inc. *	30,532	38,776
Day One Biopharmaceuticals, Inc. *	11,713	254,992
Decibel Therapeutics, Inc. *	10,345	32,690
Deciphera Pharmaceuticals, Inc. *	22,258	378,609
Denali Therapeutics, Inc. *	46,535	1,408,614
Design Therapeutics, Inc. *	12,455	97,772
DICE Therapeutics, Inc. *	13,633	433,120
Durect Corp. *	11,344	73,850
Dynavax Technologies Corp. *	48,083	547,185
Dyne Therapeutics, Inc. *	10,151	148,205
Eagle Pharmaceuticals, Inc. *	4,393	149,098
Edgewise Therapeutics, Inc. *	18,744	191,751
Editas Medicine, Inc. *	27,610	273,063
Eiger BioPharmaceuticals, Inc. *	16,477	31,306
Elanco Animal Health, Inc. *	190,763	2,619,176
Eli Lilly & Co.	331,891	114,220,288
Emergent BioSolutions, Inc. *	18,800	247,972
Enanta Pharmaceuticals, Inc. *	7,950	424,371
Enochian Biosciences, Inc. *(a)	7,537	9,195
Entrada Therapeutics, Inc. *	7,643	92,862
EQRx, Inc. *	91,140	223,293
Erasca, Inc. *	26,687	106,748
Esperion Therapeutics, Inc. *	31,738	201,854
Eton Pharmaceuticals, Inc. *	13,239	46,072
Evelo Biosciences, Inc. *	31,345	32,599
Evolus, Inc. *	13,267	137,844
Exact Sciences Corp. *	74,609	5,037,600
Exagen, Inc. *	4,095	11,630
Exelixis, Inc. *	135,557	2,388,514
Eyenovia Inc. *	24,562	57,966
EyePoint Pharmaceuticals, Inc. *	11,679	54,424
Fate Therapeutics, Inc. *	33,551	199,964
FibroGen, Inc. *	35,771	844,196
Finch Therapeutics Group, Inc. *	18,783	9,392
Foghorn Therapeutics, Inc. *	8,974	77,176
Fortress Biotech, Inc. *	29,965	27,268
Frequency Therapeutics, Inc. *	23,364	106,073
F-star Therapeutics, Inc. *(a)	13,596	55,880
Fulcrum Therapeutics, Inc. *	17,307	218,241
G1 Therapeutics, Inc. *	15,530	123,929
Galectin Therapeutics, Inc. *	17,413	20,199
Generation Bio Co. *	16,915	99,799
Genprex, Inc. *(a)	29,742	43,721
Geron Corp. *	140,170	462,561
Gilead Sciences, Inc.	527,655	44,291,361
GlycoMimetics, Inc. *	22,361	65,071
Gossamer Bio, Inc. *(a)	32,860	86,750
Graphite Bio, Inc. *	17,740	38,141
Gritstone bio, Inc. *	34,009	108,149
Halozyme Therapeutics, Inc. *	56,187	2,908,801
Harmony Biosciences Holdings, Inc. *	12,379	596,296
Harrow Health, Inc. *	12,577	188,907
Harvard Bioscience, Inc. *	14,274	42,537
Hepion Pharmaceuticals, Inc. *	31,535	23,014
Heron Therapeutics, Inc. *	40,824	110,633
HilleVax, Inc. *	5,558	95,042
Homology Medicines, Inc. *	21,971	34,494
Hookipa Pharma, Inc. *	36,285	36,285
Horizon Therapeutics plc *	95,496	10,477,821
Humacyte, Inc. *(a)	22,996	60,479
Icosavax, Inc. *	8,894	93,832
Ideaya Biosciences, Inc. *	18,036	307,153
IGM Biosciences, Inc. *	4,577	104,035
Ikena Oncology, Inc. *	12,066	51,401

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Illumina, Inc. *	66,434	14,230,163
IMARA, Inc. *	11,519	53,218
Immuneering Corp., Class A *	8,677	36,357
ImmunityBio, Inc. *(a)	46,639	177,228
ImmunoGen, Inc. *	86,212	396,575
Immunovant, Inc. *	23,486	417,346
Impel Pharmaceuticals, Inc. *(a)	6,722	23,796
Incyte Corp. *	77,196	6,572,467
Infinity Pharmaceuticals, Inc. *	29,948	18,589
Inhibrx, Inc. *	11,950	298,750
Inmune Bio, Inc. *(a)	5,159	44,264
Innoviva, Inc. *	24,636	311,645
Inotiv, Inc. *	6,479	46,973
Inovio Pharmaceuticals, Inc. *	98,258	163,108
Inozyme Pharma, Inc. *(a)	16,549	40,049
Insmed, Inc. *	55,472	1,194,312
Instil Bio, Inc. *	28,883	23,508
Intellia Therapeutics, Inc. *	36,001	1,527,882
Intercept Pharmaceuticals, Inc. *	16,133	294,589
Intra-Cellular Therapies, Inc. *	37,679	1,805,578
Invivyd, Inc. *	24,069	54,877
Ionis Pharmaceuticals, Inc. *	60,814	2,424,654
Iovance Biotherapeutics, Inc. *	61,757	491,586
IQVIA Holdings, Inc. *	78,079	17,912,103
Ironwood Pharmaceuticals, Inc. *	56,987	656,490
iTeos Therapeutics, Inc. *	10,503	219,513
IVERIC bio, Inc. *	54,171	1,251,350
Janux Therapeutics, Inc. *	8,881	197,247
Jazz Pharmaceuticals plc *	26,339	4,126,268
Johnson & Johnson	1,099,910	179,747,292
KalVista Pharmaceuticals, Inc. *	8,852	70,462
Karuna Therapeutics, Inc. *	11,727	2,338,247
Karyopharm Therapeutics, Inc. *	32,474	107,164
KemPharm, Inc. *(a)	11,139	60,819
Keros Therapeutics, Inc. *	7,120	417,018
Kezar Life Sciences, Inc. *	22,737	163,024
Kiniksa Pharmaceuticals Ltd., Class A *	10,106	146,133
Kinnate Biopharma, Inc. *	6,937	52,236
Kodiak Sciences, Inc. *	10,000	80,800
Kronos Bio, Inc. *	16,500	39,600
Krystal Biotech, Inc. *	9,585	796,705
Kura Oncology, Inc. *	24,705	341,423
Kymera Therapeutics, Inc. *	17,774	664,392
Larimar Therapeutics, Inc. *	15,137	74,777
Leap Therapeutics, Inc. *	32,000	21,280
Lexicon Pharmaceuticals, Inc. *	46,637	104,467
Ligand Pharmaceuticals, Inc. *	7,087	493,964
Lineage Cell Therapeutics, Inc. *	45,545	66,496
Lipocine, Inc. *	50,000	26,120
Liquidia Corp. *	20,793	137,234
Lyell Immunopharma, Inc. *	61,098	199,790
Lyra Therapeutics, Inc. *	9,060	25,821
MacroGenics, Inc. *	24,123	139,190
Madrigal Pharmaceuticals, Inc. *	5,052	1,456,239
Magenta Therapeutics, Inc. *	27,369	14,968
Mallinckrodt plc *	7,134	53,505
MannKind Corp. *	106,331	581,631
Maravai LifeSciences Holdings, Inc., Class A *	44,584	653,601
Marinus Pharmaceuticals, Inc. *	24,660	156,591
Matinas BioPharma Holdings, Inc. *	78,387	45,190
MaxCyte, Inc. *	38,683	225,909
MediciNova, Inc. *	17,843	42,645
Medpace Holdings, Inc. *	10,619	2,347,542
Merck & Co., Inc.	1,066,464	114,548,898
Merrimack Pharmaceuticals, Inc. *	5,681	65,843
Mersana Therapeutics, Inc. *	38,382	252,554
Mettler-Toledo International, Inc. *	9,379	14,377,257
SECURITY	NUMBER OF SHARES	VALUE ($)
MiMedx Group, Inc. *	51,298	198,523
Mind Medicine MindMed, Inc. *	18,372	62,649
Mirati Therapeutics, Inc. *	22,397	1,196,224
Miromatrix Medical, Inc. *	11,036	38,516
Mirum Pharmaceuticals, Inc. *	10,568	248,137
Moderna, Inc. *	139,090	24,488,185
Moleculin Biotech, Inc. *	36,606	45,025
Monte Rosa Therapeutics, Inc. *	13,679	101,225
Morphic Holding, Inc. *	12,118	396,622
MyMD Pharmaceuticals, Inc. *	13,965	37,706
Myovant Sciences Ltd. *(a)	18,721	503,220
Myriad Genetics, Inc. *	33,473	660,088
NanoString Technologies, Inc. *	18,579	196,566
Natera, Inc. *	46,928	2,014,619
Nautilus Biotechnology, Inc. *	22,256	43,622
Nektar Therapeutics *	73,818	200,785
Neubase Therapeutics, Inc. *	29,716	6,766
Neurocrine Biosciences, Inc. *	40,596	4,503,314
NextCure, Inc. *	10,000	16,700
NGM Biopharmaceuticals, Inc. *	15,070	78,967
Nkarta, Inc. *	14,673	78,207
Novan, Inc. *	17,180	29,034
Novavax, Inc. *(a)	31,948	348,553
NRX Pharmaceuticals, Inc. *	43,732	51,166
Nurix Therapeutics, Inc. *	17,330	212,986
Nuvalent, Inc., Class A *	11,495	347,724
Nuvation Bio, Inc. *	52,407	128,921
Ocugen, Inc. *(a)	92,871	117,946
Ocular Therapeutix, Inc. *	31,066	121,468
Ocuphire Pharma, Inc. *	14,928	51,800
Olema Pharmaceuticals, Inc. *	18,580	89,741
Omega Therapeutics, Inc. *	9,399	73,782
Omeros Corp. *(a)	21,844	63,348
OmniAb, Inc. *	48,133	199,271
Oncocyte Corp. *	62,284	23,986
Oncternal Therapeutics, Inc. *	32,249	36,119
Opiant Pharmaceuticals, Inc. *	2,300	46,414
Optinose, Inc. *	17,121	30,647
Oragenics, Inc. *	1,680	11,086
Organogenesis Holdings, Inc. *	24,028	61,512
Organon & Co.	106,343	3,204,115
Orgenesis, Inc. *	9,467	22,721
ORIC Pharmaceuticals, Inc. *	16,653	94,256
Osmotica Pharmaceuticals plc *	13,322	17,319
Outlook Therapeutics, Inc. *(a)	62,495	71,869
Ovid therapeutics, Inc. *	19,452	48,630
Pacific Biosciences of California, Inc. *	95,122	1,054,903
Pacira BioSciences, Inc. *	19,757	775,857
Palatin Technologies, Inc. *	5,171	20,581
Paratek Pharmaceuticals, Inc. *	17,405	37,769
Passage Bio, Inc. *	7,891	11,521
PDS Biotechnology Corp. *	13,278	110,606
PepGen, Inc. *	2,561	40,003
PerkinElmer, Inc.	53,023	7,292,253
Perrigo Co., plc	57,008	2,133,239
Personalis, Inc. *	22,941	53,911
Pfizer, Inc.	2,362,116	104,311,043
PharmaCyte Biotech, Inc. *	17,219	49,763
Phathom Pharmaceuticals, Inc. *	11,258	134,308
Phibro Animal Health Corp., Class A	8,185	126,049
Pieris Pharmaceuticals, Inc. *	35,732	57,171
Pliant Therapeutics, Inc. *	17,738	621,540
PMV Pharmaceuticals, Inc. *	14,570	119,474
Point Biopharma Global, Inc. *	29,078	232,624
Poseida Therapeutics, Inc. *	19,911	138,581
Praxis Precision Medicines, Inc. *	21,152	105,337
Precigen, Inc. *	38,014	61,583
Precision BioSciences, Inc. *	51,273	59,477

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Prelude Therapeutics, Inc. *	7,515	47,946
Prestige Consumer Healthcare, Inc. *	21,466	1,411,604
Prime Medicine, Inc. *	4,291	75,436
ProKidney Corp. *	6,842	71,362
Prometheus Biosciences, Inc. *	14,349	1,630,907
ProPhase Labs, Inc.	5,896	48,229
Protagonist Therapeutics, Inc. *	18,129	240,934
Prothena Corp. plc *	17,420	985,101
Provention Bio, Inc. *	35,185	304,702
PTC Therapeutics, Inc. *	31,333	1,437,871
Puma Biotechnology, Inc. *	19,453	83,648
Pyxis Oncology, Inc. *	17,739	28,028
Quanterix Corp. *	14,993	211,851
Quantum-Si, Inc. *	32,018	71,080
Quince Therapeutics, Inc. *	11,013	10,793
Rain Oncology, Inc. *	1,933	17,358
Rallybio Corp. *	5,199	36,081
Rani Therapeutics Holdings, Inc., Class A *	2,793	15,334
Rapid Micro Biosystems, Inc., Class A *	6,797	10,196
RAPT Therapeutics, Inc. *	9,685	281,349
Reata Pharmaceuticals, Inc., Class A *	11,755	509,344
Recursion Pharmaceuticals, Inc., Class A *	55,755	464,439
Regeneron Pharmaceuticals, Inc. *	45,076	34,188,794
REGENXBIO, Inc. *	14,834	344,297
Regulus Therapeutics, Inc. *	9,113	13,123
Relay Therapeutics, Inc. *	36,689	787,346
Repligen Corp. *	21,904	4,058,811
Replimune Group, Inc. *	13,669	380,682
Revance Therapeutics, Inc. *	35,421	1,228,400
Reviva Pharmaceuticals Holdings, Inc. *	12,232	58,224
REVOLUTION Medicines, Inc. *	32,304	863,809
Rezolute, Inc. *(a)	32,511	83,553
Rhythm Pharmaceuticals, Inc. *	18,665	510,488
Rigel Pharmaceuticals, Inc. *	50,000	82,000
Rocket Pharmaceuticals, Inc. *	24,794	538,774
Roivant Sciences Ltd. *	44,591	370,105
Royalty Pharma plc, Class A	156,458	6,131,589
SAB Biotherapeutics, Inc. *	16,238	11,117
Sage Therapeutics, Inc. *	22,950	1,017,603
Sana Biotechnology, Inc. *	34,162	155,779
Sangamo Therapeutics, Inc. *	57,765	201,600
Sarepta Therapeutics, Inc. *	37,110	4,637,637
Satsuma Pharmaceuticals, Inc. *	5,234	4,894
Savara, Inc. *	42,882	111,493
Scholar Rock Holding Corp. *	17,416	210,734
scPharmaceuticals, Inc. *	7,807	48,247
SCYNEXIS, Inc. *	8,875	16,286
Seagen, Inc. *	57,919	8,078,542
Seelos Therapeutics, Inc. *	39,148	31,792
Seer, Inc. *	13,439	61,147
Selecta Biosciences, Inc. *	59,796	105,839
SELLAS Life Sciences Group, Inc. *	16,238	53,910
Seres Therapeutics, Inc. *	40,525	221,672
Sesen Bio, Inc. *	67,895	41,979
Shattuck Labs, Inc. *	20,881	87,074
SIGA Technologies, Inc.	17,097	125,321
Singular Genomics Systems, Inc. *	23,488	62,830
Societal CDMO, Inc. *	37,047	48,161
SomaLogic, Inc. *	61,519	214,086
Sorrento Therapeutics, Inc. *	215,279	206,345
Sotera Health Co. *	40,149	692,169
Spectrum Pharmaceuticals, Inc. *	82,687	57,881
Spero Therapeutics, Inc. *	28,565	52,845
SECURITY	NUMBER OF SHARES	VALUE ($)
SpringWorks Therapeutics, Inc. *	19,223	603,602
SQZ Biotechnologies Co. *	7,793	6,390
Stoke Therapeutics, Inc. *	14,635	145,765
Summit Therapeutics, Inc. *(a)	15,112	53,648
Supernus Pharmaceuticals, Inc. *	22,262	912,965
Sutro Biopharma, Inc. *	23,381	169,278
Synaptogenix, Inc. *(a)	4,572	4,983
Syndax Pharmaceuticals, Inc. *	28,559	819,643
Syneos Health, Inc. *	43,499	1,562,484
Synlogic, Inc. *	25,000	21,250
Synthetic Biologics, Inc. *	13,566	12,345
Syros Pharmaceuticals, Inc. *	4,670	23,864
T2 Biosystems, Inc. *(a)	3,401	5,408
Tango Therapeutics, Inc. *	18,079	119,321
Tarsus Pharmaceuticals, Inc. *	8,807	138,798
Taysha Gene Therapies, Inc. *	16,140	26,470
Terns Pharmaceuticals, Inc. *	10,161	92,160
TG Therapeutics, Inc. *	58,854	896,346
TherapeuticsMD, Inc. *	7,060	37,206
Theravance Biopharma, Inc. *	24,661	266,585
Thermo Fisher Scientific, Inc.	164,958	94,080,496
Theseus Pharmaceuticals, Inc. *	6,000	83,940
Third Harmonic Bio, Inc. *(a)	5,232	22,864
Travere Therapeutics, Inc. *	22,407	501,917
Trevi Therapeutics, Inc. *	12,557	29,258
Twist Bioscience Corp. *	25,495	731,452
Tyra Biosciences, Inc. *	4,200	44,604
Ultragenyx Pharmaceutical, Inc. *	30,474	1,381,386
uniQure N.V. *	18,083	384,264
United Therapeutics Corp. *	19,100	5,026,547
UNITY Biotechnology, Inc. *	4,595	21,229
Vanda Pharmaceuticals, Inc. *	24,287	186,524
Vaxart, Inc. *	118,077	127,523
Vaxcyte, Inc. *	26,476	1,200,687
Vaxxinity, Inc., Class A *	22,917	91,668
VBI Vaccines, Inc. *	95,399	55,522
Ventyx Biosciences, Inc. *	11,710	491,820
Vera Therapeutics, Inc. *	6,747	57,215
Veracyte, Inc. *	30,348	762,645
Verastem, Inc. *	85,909	55,575
Vericel Corp. *	18,920	519,732
Verrica Pharmaceuticals, Inc. *	12,572	58,083
Vertex Pharmaceuticals, Inc. *	108,069	34,917,094
Verve Therapeutics, Inc. *	16,991	386,545
Viatris, Inc.	510,669	6,209,735
Vigil Neuroscience, Inc. *(a)	5,235	56,747
Viking Therapeutics, Inc. *	28,966	253,742
Vir Biotechnology, Inc. *	32,199	951,480
Viracta Therapeutics, Inc. *	12,430	25,854
Viridian Therapeutics, Inc. *	16,998	620,767
Vor BioPharma, Inc. *	10,875	57,311
Voyager Therapeutics, Inc. *	12,446	117,490
Waters Corp. *	24,994	8,212,529
WaVe Life Sciences Ltd. *	29,975	147,777
Werewolf Therapeutics, Inc. *	6,982	27,928
West Pharmaceutical Services, Inc.	31,096	8,259,098
X4 Pharmaceuticals, Inc. *	42,386	43,658
XBiotech, Inc. *	10,477	45,575
Xencor, Inc. *	25,852	851,048
Xeris Biopharma Holdings, Inc. *	47,467	58,859
XOMA Corp. *	4,338	88,018
Y-mAbs Therapeutics, Inc. *	13,495	60,593
Zentalis Pharmaceuticals, Inc. *	19,706	465,062
Zoetis, Inc.	195,934	32,425,118
Zynerba Pharmaceuticals, Inc. *	37,596	25,189
		1,441,205,456

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate 3.4%
Acadia Realty Trust	40,417	627,676
Agree Realty Corp.	37,516	2,799,819
Alexander & Baldwin, Inc.	31,782	636,276
Alexander's, Inc.	799	189,587
Alexandria Real Estate Equities, Inc.	62,907	10,111,671
Alpine Income Property Trust, Inc.	4,623	94,772
Altisource Portfolio Solutions S.A. *	2,202	13,102
American Assets Trust, Inc.	21,772	619,631
American Homes 4 Rent, Class A	129,557	4,442,510
American Strategic Investment Co.	773	9,361
American Tower Corp.	195,888	43,759,420
Americold Realty Trust, Inc.	112,961	3,548,105
Anywhere Real Estate, Inc. *	48,041	407,388
Apartment Income REIT Corp.	63,306	2,422,088
Apartment Investment & Management Co., Class A	64,227	482,345
Apple Hospitality REIT, Inc.	90,111	1,597,668
Armada Hoffler Properties, Inc.	28,123	356,600
Ashford Hospitality Trust, Inc. *	11,867	81,764
AvalonBay Communities, Inc.	58,832	10,439,150
Bluerock Homes Trust, Inc. *	1,536	33,193
Boston Properties, Inc.	60,379	4,500,651
Braemar Hotels & Resorts, Inc.	24,766	131,260
Brandywine Realty Trust	69,309	454,667
Brixmor Property Group, Inc.	125,578	2,954,850
Broadstone Net Lease, Inc.	72,575	1,314,333
BRT Apartments Corp.	5,530	115,854
Camden Property Trust	44,900	5,532,129
CareTrust REIT, Inc.	40,241	833,794
CBL & Associates Properties, Inc.	10,443	278,306
CBRE Group, Inc., Class A *	133,013	11,373,942
Centerspace	6,268	423,842
Chatham Lodging Trust	18,688	265,556
City Office REIT, Inc.	16,407	161,445
Clipper Realty, Inc.	5,283	37,192
Community Healthcare Trust, Inc.	10,035	430,301
Compass, Inc., Class A *	110,080	442,522
Corporate Office Properties Trust	47,650	1,337,535
Cousins Properties, Inc.	64,055	1,756,388
Creative Media & Community Trust Corp.	3,238	17,032
Crown Castle, Inc.	182,390	27,013,783
CTO Realty Growth, Inc.	7,821	153,604
CubeSmart	95,432	4,369,831
Cushman & Wakefield plc *	70,899	1,023,073
DiamondRock Hospitality Co.	88,294	850,271
Digital Realty Trust, Inc.	121,447	13,920,255
DigitalBridge Group, Inc.	61,036	903,333
Doma Holdings, Inc. *	117,661	83,539
Douglas Elliman, Inc.	26,736	124,590
Douglas Emmett, Inc.	72,992	1,222,616
Easterly Government Properties, Inc.	38,052	617,964
EastGroup Properties, Inc.	18,293	3,077,797
Elme Communities	36,405	698,976
Empire State Realty Trust, Inc., Class A	58,131	484,813
EPR Properties	31,758	1,349,080
Equinix, Inc.	38,950	28,750,163
Equity Commonwealth	45,821	1,169,352
Equity LifeStyle Properties, Inc.	73,382	5,267,360
Equity Residential	143,384	9,126,392
Essential Properties Realty Trust, Inc.	58,921	1,501,307
Essex Property Trust, Inc.	27,296	6,170,807
eXp World Holdings, Inc.	31,554	491,927
Extra Space Storage, Inc.	56,239	8,876,201
Farmland Partners, Inc.	21,207	273,146
Fathom Holdings, Inc. *	8,250	44,138
SECURITY	NUMBER OF SHARES	VALUE ($)
Federal Realty Investment Trust	30,798	3,434,901
First Industrial Realty Trust, Inc.	55,934	2,984,079
Forestar Group, Inc. *	6,845	101,854
Four Corners Property Trust, Inc.	34,160	982,442
Franklin Street Properties Corp.	36,290	111,773
FRP Holdings, Inc. *	2,400	134,808
Gaming & Leisure Properties, Inc.	108,047	5,786,997
Getty Realty Corp.	17,969	654,611
Gladstone Commercial Corp.	16,360	277,956
Gladstone Land Corp.	14,746	288,137
Global Medical REIT, Inc.	26,096	293,058
Global Net Lease, Inc.	42,502	635,405
Global Self Storage, Inc.	8,286	42,341
Healthcare Realty Trust, Inc.	161,183	3,470,270
Healthpeak Properties, Inc.	226,329	6,219,521
Hersha Hospitality Trust, Class A	15,131	139,205
Highwoods Properties, Inc.	43,773	1,329,386
Host Hotels & Resorts, Inc.	300,912	5,672,191
Hudson Pacific Properties, Inc.	56,547	644,070
Independence Realty Trust, Inc.	93,616	1,762,789
Indus Realty Trust, Inc.	2,645	169,544
Industrial Logistics Properties Trust	25,951	114,444
Innovative Industrial Properties, Inc.	11,890	1,067,484
InvenTrust Properties Corp.	27,718	689,347
Invitation Homes, Inc.	244,600	7,949,500
Iron Mountain, Inc.	122,495	6,685,777
iStar, Inc.	34,333	318,610
JBG SMITH Properties	40,724	820,181
Jones Lang LaSalle, Inc. *	19,916	3,681,871
Kennedy-Wilson Holdings, Inc.	51,664	923,752
Kilroy Realty Corp.	44,547	1,828,209
Kimco Realty Corp.	259,547	5,829,426
Kite Realty Group Trust	90,450	1,962,765
Lamar Advertising Co., Class A	36,661	3,905,863
Life Storage, Inc.	35,589	3,845,036
LTC Properties, Inc.	16,483	628,826
LXP Industrial Trust	114,282	1,319,957
Marcus & Millichap, Inc.	10,209	369,974
Maui Land & Pineapple Co., Inc. *	3,498	31,657
Medical Properties Trust, Inc.	250,788	3,247,705
Mid-America Apartment Communities, Inc.	48,765	8,130,101
Modiv, Inc., Class C	3,196	40,685
National Health Investors, Inc.	18,522	1,089,649
National Retail Properties, Inc.	74,515	3,528,285
National Storage Affiliates Trust	35,171	1,434,977
NETSTREIT Corp.	23,067	464,339
New Century Financial Corp. *(b)	3,600	0
Newmark Group, Inc., Class A	53,804	461,100
NexPoint Diversified Real Estate Trust	15,099	197,646
NexPoint Residential Trust, Inc.	9,644	487,022
Office Properties Income Trust	20,035	343,801
Omega Healthcare Investors, Inc.	99,238	2,921,567
One Liberty Properties, Inc.	6,163	148,590
Opendoor Technologies, Inc. *	209,386	458,555
Orion Office REIT, Inc.	24,022	231,812
Outfront Media, Inc.	63,954	1,272,685
Paramount Group, Inc.	66,483	428,815
Park Hotels & Resorts, Inc.	93,264	1,371,913
Pebblebrook Hotel Trust	54,296	890,454
Phillips Edison & Co., Inc.	48,822	1,636,513
Physicians Realty Trust	97,648	1,548,697
Piedmont Office Realty Trust, Inc., Class A	57,026	604,476
Plymouth Industrial REIT, Inc.	18,051	403,981
Postal Realty Trust, Inc., Class A	7,337	113,430
PotlatchDeltic Corp.	34,042	1,666,356
Power REIT *	1,270	5,949

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Presidio Property Trust, Inc., Class A	8,865	9,574
Prologis, Inc.	388,617	50,240,406
Public Storage	66,457	20,225,523
Rayonier, Inc.	60,689	2,208,473
RE/MAX Holdings, Inc., Class A	7,039	160,560
Realty Income Corp.	263,781	17,892,265
Redfin Corp. *	46,168	345,337
Regency Centers Corp.	64,864	4,321,888
Retail Opportunity Investments Corp.	53,563	847,902
Rexford Industrial Realty, Inc.	77,548	4,921,972
RLJ Lodging Trust	69,831	877,776
RPT Realty	33,736	353,553
Ryman Hospitality Properties, Inc.	23,078	2,143,715
Sabra Health Care REIT, Inc.	100,862	1,361,637
Safehold, Inc.	11,039	385,923
Saul Centers, Inc.	5,768	246,928
SBA Communications Corp.	45,368	13,498,341
Seritage Growth Properties, Class A *(a)	13,603	165,276
Service Properties Trust	75,478	672,509
Simon Property Group, Inc.	137,652	17,682,776
SITE Centers Corp.	76,787	1,048,143
SL Green Realty Corp.	26,542	1,092,203
Spirit Realty Capital, Inc.	57,926	2,541,793
STAG Industrial, Inc.	75,077	2,672,741
STORE Capital Corp.	111,535	3,592,542
Stratus Properties, Inc.	3,398	74,824
Summit Hotel Properties, Inc.	47,221	402,323
Sun Communities, Inc.	52,245	8,195,151
Sunstone Hotel Investors, Inc.	87,253	958,910
Tanger Factory Outlet Centers, Inc.	44,779	855,727
Tejon Ranch Co. *	11,108	222,382
Terreno Realty Corp.	28,137	1,812,867
The Howard Hughes Corp. *	14,138	1,208,658
The Macerich Co.	93,915	1,290,392
The Necessity Retail REIT, Inc.	54,360	371,279
The RMR Group, Inc., Class A	6,145	190,618
The St. Joe Co.	14,358	676,262
Trinity Place Holdings, Inc. *	31,763	27,342
UDR, Inc.	128,980	5,493,258
UMH Properties, Inc.	22,187	397,591
Uniti Group, Inc.	99,003	652,430
Universal Health Realty Income Trust	4,762	261,005
Urban Edge Properties	49,559	780,554
Urstadt Biddle Properties, Inc., Class A	13,664	256,610
Ventas, Inc.	168,384	8,723,975
Veris Residential, Inc. *	32,057	554,586
VICI Properties, Inc.	405,092	13,846,045
Vornado Realty Trust	68,363	1,667,374
Welltower, Inc.	199,521	14,972,056
WeWork, Inc., Class A *(a)	100,911	160,448
Weyerhaeuser Co.	310,650	10,695,679
Whitestone REIT	20,066	208,887
WP Carey, Inc.	87,440	7,478,743
Xenia Hotels & Resorts, Inc.	46,347	690,570
Zillow Group, Inc., Class A *	24,333	1,045,346
Zillow Group, Inc., Class C *	68,016	3,006,987
		579,523,798

Retailing 5.3%
1-800-Flowers.com, Inc., Class A *	11,856	118,204
1stdibs.com, Inc. *	9,755	59,213
Abercrombie & Fitch Co., Class A *	21,678	627,795
Academy Sports & Outdoors, Inc.	33,236	1,941,647
Advance Auto Parts, Inc.	25,267	3,847,659
Amazon.com, Inc. *	3,735,100	385,200,863
American Eagle Outfitters, Inc.	73,489	1,186,112
SECURITY	NUMBER OF SHARES	VALUE ($)
America's Car-Mart, Inc. *	2,256	194,332
Arhaus, Inc. *	11,051	156,372
Arko Corp.	30,423	255,249
Asbury Automotive Group, Inc. *	9,406	2,069,320
AutoNation, Inc. *	14,177	1,796,509
AutoZone, Inc. *	7,992	19,491,289
BARK, Inc. *	57,147	114,865
Barnes & Noble Education, Inc. *	11,885	27,454
Bath & Body Works, Inc.	96,285	4,430,073
Bed Bath & Beyond, Inc. *	27,450	77,409
Best Buy Co., Inc.	84,472	7,494,356
Big 5 Sporting Goods Corp. (a)	7,723	77,153
Big Lots, Inc.	11,917	194,962
Boot Barn Holdings, Inc. *	13,134	1,096,558
Brilliant Earth Group, Inc., Class A *	4,000	19,200
Build-A-Bear Workshop, Inc. *	6,224	152,861
Burlington Stores, Inc. *	27,680	6,361,694
Caleres, Inc.	14,963	389,337
Camping World Holdings, Inc., Class A	17,775	451,663
CarMax, Inc. *	66,872	4,711,132
CarParts.com, Inc. *	25,457	173,617
Carvana Co. *(a)	41,387	420,906
Chewy, Inc., Class A *	38,681	1,742,966
Chico's FAS, Inc. *	51,645	272,169
Citi Trends, Inc. *	3,328	104,765
Conn's, Inc. *	7,390	69,540
ContextLogic, Inc., Class A *	236,454	162,657
Designer Brands, Inc., Class A	22,259	229,490
Destination XL Group, Inc. *	23,026	164,175
Dick's Sporting Goods, Inc.	23,178	3,030,755
Dillard's, Inc., Class A	1,500	589,965
Dollar General Corp.	94,863	22,159,997
Dollar Tree, Inc. *	88,540	13,296,937
DoorDash, Inc., Class A *	110,866	6,421,359
Duluth Holdings, Inc., Class B *	5,930	39,435
eBay, Inc.	228,760	11,323,620
Etsy, Inc. *	52,913	7,279,771
EVgo, Inc. *(a)	28,647	197,378
Express, Inc. *	47,517	55,120
Five Below, Inc. *	23,217	4,576,767
Floor & Decor Holdings, Inc., Class A *	44,514	4,040,536
Foot Locker, Inc.	32,883	1,430,739
Franchise Group, Inc.	11,469	354,277
Funko, Inc., Class A *	14,201	171,832
GameStop Corp., Class A *(a)	105,656	2,310,697
Genesco, Inc. *	5,301	255,985
Genuine Parts Co.	59,226	9,939,307
Group 1 Automotive, Inc.	6,062	1,296,359
GrowGeneration Corp. *	25,514	131,652
Guess?, Inc.	12,378	286,798
Haverty Furniture Cos., Inc.	5,993	209,276
Hibbett, Inc.	5,232	347,196
J Jill Inc. *	2,772	76,147
JOANN, Inc. (a)	5,197	20,372
Kirkland's, Inc. *(a)	6,028	22,062
Kohl's Corp.	48,964	1,584,965
Lands' End, Inc. *	4,426	39,967
Lazydays Holdings, Inc. *	2,659	35,072
Leslie's, Inc. *	61,714	955,950
Lithia Motors, Inc.	11,498	3,026,274
LKQ Corp.	106,390	6,272,754
LL Flooring Holdings, Inc. *	9,682	58,673
Lowe’s Cos., Inc.	261,234	54,401,980
Lulu's Fashion Lounge Holdings, Inc. *	2,659	8,589
Macy's, Inc.	112,809	2,665,677
MarineMax, Inc. *	8,793	274,781

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Monro, Inc.	13,330	678,497
Murphy USA, Inc.	8,788	2,390,600
National Vision Holdings, Inc. *	32,814	1,348,655
Nordstrom, Inc.	46,290	904,507
Ollie's Bargain Outlet Holdings, Inc. *	25,008	1,369,438
OneWater Marine, Inc., Class A *	4,282	140,193
O'Reilly Automotive, Inc. *	26,315	20,850,690
Overstock.com, Inc. *	19,472	471,417
Penske Automotive Group, Inc.	10,300	1,316,546
Petco Health & Wellness Co., Inc. *	33,512	391,755
PetMed Express, Inc.	10,374	222,834
Polished.Com, Inc. *	39,276	29,653
Pool Corp.	16,492	6,359,480
Qurate Retail, Inc., Series A *	145,107	374,376
Rent the Runway, Inc., Class A *(a)	22,080	94,723
Rent-A-Center, Inc.	20,297	545,786
Revolve Group, Inc. *	16,774	478,730
RH *	8,045	2,509,960
Ross Stores, Inc.	146,185	17,277,605
RumbleON, Inc., Class B *	3,322	27,938
Sally Beauty Holdings, Inc. *	46,984	732,011
Shift Technologies, Inc. *	60,782	12,339
Shoe Carnival, Inc.	6,398	174,729
Signet Jewelers Ltd.	19,313	1,483,432
Sleep Number Corp. *	9,204	316,434
Sonic Automotive, Inc., Class A	6,954	373,499
Sportsman's Warehouse Holdings, Inc. *	18,342	172,965
Stitch Fix, Inc., Class A *	32,183	167,673
Target Corp.	193,883	33,375,020
The Aaron's Co., Inc.	12,845	188,179
The Buckle, Inc.	12,022	528,968
The Cato Corp., Class A	7,948	79,003
The Children's Place, Inc. *	5,926	268,863
The Container Store Group, Inc. *	14,357	74,800
The Gap, Inc.	87,050	1,181,269
The Home Depot, Inc.	430,712	139,623,909
The ODP Corp. *	16,845	869,202
The RealReal, Inc. *	43,796	80,147
The TJX Cos., Inc.	488,318	39,973,711
ThredUp, Inc., Class A *	31,702	54,844
Tile Shop Holdings, Inc. *	15,152	75,760
Tilly's, Inc., Class A *	9,759	86,465
Torrid Holdings, Inc. *	4,414	16,420
Tractor Supply Co.	46,511	10,604,043
TravelCenters of America, Inc. *	5,495	250,132
Ulta Beauty, Inc. *	21,558	11,079,950
Urban Outfitters, Inc. *	25,860	708,305
Victoria's Secret & Co. *	34,060	1,435,629
Vroom, Inc. *	52,000	59,800
Warby Parker, Inc., Class A *	26,700	431,205
Wayfair, Inc., Class A *	32,757	1,981,799
Weyco Group, Inc.	3,125	85,063
Williams-Sonoma, Inc.	28,379	3,829,462
Winmark Corp.	1,169	328,255
Xometry, Inc., Class A *	12,314	431,236
Zumiez, Inc. *	6,961	179,803
		914,170,294

Semiconductors & Semiconductor Equipment 5.1%
ACM Research, Inc., Class A *	17,500	218,575
Advanced Micro Devices, Inc. *	678,868	51,016,930
Aehr Test Systems *	10,009	349,915
Allegro MicroSystems, Inc. *	26,836	1,024,330
Alpha & Omega Semiconductor Ltd. *	8,697	286,653
Ambarella, Inc. *	15,725	1,412,734
Amkor Technology, Inc.	42,423	1,241,297
Amtech Systems, Inc. *	6,347	68,738
SECURITY	NUMBER OF SHARES	VALUE ($)
Analog Devices, Inc.	216,192	37,070,442
Applied Materials, Inc.	361,975	40,356,593
Atomera, Inc. *	8,289	60,510
Axcelis Technologies, Inc. *	13,895	1,527,755
AXT, Inc. *	15,887	93,574
Broadcom, Inc.	170,348	99,655,283
CEVA, Inc. *	9,184	304,174
Cirrus Logic, Inc. *	23,294	2,105,545
Cohu, Inc. *	20,399	735,996
Credo Technology Group Holding Ltd. *	37,719	653,670
Diodes, Inc. *	19,261	1,717,889
eMagin Corp. *	60,265	61,470
Enphase Energy, Inc. *	57,105	12,641,905
Entegris, Inc.	63,318	5,110,396
Everspin Technologies, Inc. *	9,720	67,068
First Solar, Inc. *	41,721	7,409,650
FormFactor, Inc. *	31,997	900,396
Ichor Holdings Ltd. *	12,049	407,256
Impinj, Inc. *	9,096	1,180,479
indie Semiconductor, Inc., Class A *	28,439	226,659
Intel Corp.	1,736,680	49,078,577
inTEST Corp. *	4,591	59,683
KLA Corp.	59,547	23,371,006
Kopin Corp. *	40,189	48,227
Kulicke & Soffa Industries, Inc.	24,848	1,269,733
Lam Research Corp.	57,401	28,706,240
Lattice Semiconductor Corp. *	57,266	4,340,190
MACOM Technology Solutions Holdings, Inc. *	21,011	1,408,157
Marvell Technology, Inc.	359,323	15,504,787
MaxLinear, Inc. *	30,465	1,255,158
Meta Materials, Inc. *(a)	140,142	141,543
Microchip Technology, Inc.	231,526	17,971,048
Micron Technology, Inc.	457,576	27,591,833
MKS Instruments, Inc.	23,985	2,454,145
Monolithic Power Systems, Inc.	18,878	8,052,600
Navitas Semiconductor Corp. *(a)	34,387	170,559
NVE Corp.	1,912	139,327
NVIDIA Corp.	1,047,954	204,738,773
NXP Semiconductors N.V.	108,913	20,073,755
ON Semiconductor Corp. *	181,826	13,355,120
Onto Innovation, Inc. *	20,561	1,617,123
PDF Solutions, Inc. *	12,456	395,852
Photronics, Inc. *	25,270	457,892
Pixelworks, Inc. *	21,959	46,773
Power Integrations, Inc.	24,399	2,100,510
Qorvo, Inc. *	42,947	4,666,621
QUALCOMM, Inc.	471,682	62,832,759
QuickLogic Corp. *	7,578	45,923
Rambus, Inc. *	45,060	1,823,578
Rigetti Computing, Inc., Class A *	30,086	23,485
Semtech Corp. *	28,304	934,881
Silicon Laboratories, Inc. *	13,866	2,175,714
SiTime Corp. *	6,907	795,894
SkyWater Technology, Inc. *	2,749	29,744
Skyworks Solutions, Inc.	67,441	7,396,254
SMART Global Holdings, Inc. *	20,089	345,330
SolarEdge Technologies, Inc. *	23,492	7,497,002
Synaptics, Inc. *	16,813	2,102,129
Teradyne, Inc.	65,561	6,667,554
Texas Instruments, Inc.	381,632	67,629,007
Transphorm, Inc. *	11,592	54,019
Ultra Clean Holdings, Inc. *	18,706	629,457
Universal Display Corp.	18,509	2,452,998
Veeco Instruments, Inc. *	21,581	428,599
Wolfspeed, Inc. *	51,899	3,996,742
		864,782,183

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 12.8%
8x8, Inc. *	52,591	247,704
A10 Networks, Inc.	27,651	428,037
Accenture plc, Class A	265,076	73,969,458
ACI Worldwide, Inc. *	46,724	1,305,001
Adeia, Inc.	56,857	622,584
Adobe, Inc. *	195,670	72,464,428
Affirm Holdings, Inc. *	88,980	1,440,586
AgileThought, Inc. *	8,500	36,635
Agilysys, Inc. *	8,166	682,351
Akamai Technologies, Inc. *	66,050	5,875,147
Alarm.com Holdings, Inc. *	21,720	1,164,192
Alkami Technology, Inc. *	15,859	259,612
Altair Engineering, Inc., Class A *	22,572	1,198,573
Alteryx, Inc., Class A *	25,849	1,434,361
American Software, Inc., Class A	13,798	209,868
Amplitude, Inc., Class A *	21,750	312,765
ANSYS, Inc. *	36,733	9,784,202
Appfolio, Inc., Class A *	7,738	869,210
Appian Corp., Class A *	16,978	702,295
AppLovin Corp., Class A *	50,523	641,642
Arteris, Inc. *	9,920	62,298
Asana, Inc., Class A *	31,239	484,204
Aspen Technology, Inc. *	12,084	2,401,695
Asure Software, Inc. *	7,413	78,800
Atlassian Corp., Class A *	62,438	10,091,230
AudioEye, Inc. *	4,308	23,909
Autodesk, Inc. *	90,728	19,521,036
Automatic Data Processing, Inc.	174,435	39,389,167
AvePoint, Inc. *	34,675	154,997
AvidXchange Holdings, Inc. *	56,022	622,965
Backblaze, Inc., Class A *	5,377	38,392
Bentley Systems, Inc., Class B	82,323	3,214,713
BigCommerce Holdings, Inc. *	23,831	292,168
Bill.com Holdings, Inc. *	39,727	4,593,236
Black Knight, Inc. *	65,531	3,970,523
Blackbaud, Inc. *	18,530	1,152,751
Blackline, Inc. *	22,646	1,625,983
Blend Labs, Inc., Class A *	73,956	122,767
Block, Inc. *	226,660	18,522,655
BM Technologies, Inc. *	10,210	46,149
Box, Inc., Class A *	59,314	1,897,455
Braze, Inc., Class A *	14,194	454,208
Brightcove, Inc. *	15,409	97,693
Broadridge Financial Solutions, Inc.	49,425	7,431,543
C3.ai, Inc., Class A *	34,968	694,115
Cadence Design Systems, Inc. *	115,443	21,106,444
Cantaloupe, Inc. *	26,721	136,010
Cass Information Systems, Inc.	4,994	242,509
Castellum, Inc. *	34,318	42,898
CCC Intelligent Solutions Holdings, Inc. *	44,273	409,525
Cerberus Cyber Sentinel Corp. *	16,788	24,007
Cerence, Inc. *	16,591	406,811
Ceridian HCM Holding, Inc. *	64,139	4,635,967
Cipher Mining, Inc. *	16,000	19,200
Clear Secure, Inc., Class A	31,426	986,462
Clearwater Analytics Holdings, Inc., Class A *	21,692	424,729
Cloudflare, Inc., Class A *	120,410	6,370,893
Cognizant Technology Solutions Corp., Class A	216,732	14,466,861
CommVault Systems, Inc. *	19,199	1,194,754
Computer Task Group, Inc. *	7,864	56,228
Concentrix Corp.	17,873	2,534,570
Conduent, Inc. *	68,566	327,060
Confluent, Inc., Class A *	67,173	1,551,696
Consensus Cloud Solutions, Inc. *	7,116	418,207
SECURITY	NUMBER OF SHARES	VALUE ($)
CoreCard Corp. *	2,218	74,259
Couchbase, Inc. *	10,823	160,072
Coupa Software, Inc. *	31,724	2,535,382
Crowdstrike Holdings, Inc., Class A *	90,182	9,550,274
CS Disco, Inc. *	8,360	69,472
CSG Systems International, Inc.	12,935	771,831
Cvent Holding Corp. *	28,902	233,239
Cyxtera Technologies, Inc. *	25,255	81,321
Datadog, Inc., Class A *	104,481	7,816,224
Digimarc Corp. *	5,752	114,925
Digital Turbine, Inc. *	36,295	630,081
DigitalOcean Holdings, Inc. *	25,176	738,916
DocuSign, Inc. *	83,957	5,091,152
Dolby Laboratories, Inc., Class A	25,720	2,046,283
Domo, Inc., Class B *	14,774	229,145
DoubleVerify Holdings, Inc. *	30,714	835,114
Dropbox, Inc., Class A *	114,020	2,648,685
Duck Creek Technologies, Inc. *	33,150	627,529
D-Wave Quantum, Inc. *(a)	23,310	29,138
DXC Technology Co. *	96,179	2,763,223
Dynatrace, Inc. *	84,273	3,238,611
E2open Parent Holdings, Inc. *	80,486	555,353
Ebix, Inc.	10,319	196,680
Edgio, Inc. *	50,335	79,026
eGain Corp. *	7,634	74,202
Elastic N.V. *	32,475	1,910,829
Enfusion, Inc., Class A *	7,152	84,966
EngageSmart, Inc. *	12,468	245,620
Envestnet, Inc. *	23,278	1,513,070
EPAM Systems, Inc. *	24,182	8,044,142
Euronet Worldwide, Inc. *	19,909	2,243,346
Everbridge, Inc. *	16,799	536,896
EverCommerce, Inc. *	12,868	132,926
EVERTEC, Inc.	28,227	1,042,705
Evo Payments, Inc., Class A *	20,553	696,130
ExlService Holdings, Inc. *	13,900	2,371,340
Expensify, Inc., Class A *	18,547	193,074
Fair Isaac Corp. *	10,530	7,012,453
Fastly, Inc., Class A *	47,725	493,954
Fidelity National Information Services, Inc.	249,906	18,752,946
Fiserv, Inc. *	267,132	28,497,642
Five9, Inc. *	29,575	2,329,918
FleetCor Technologies, Inc. *	31,025	6,478,330
Flywire Corp. *	25,620	690,971
ForgeRock, Inc., Class A *	15,506	307,949
Fortinet, Inc. *	273,419	14,310,750
Freshworks, Inc., Class A *	67,902	1,098,654
Gartner, Inc. *	33,217	11,231,996
Gen Digital, Inc.	243,762	5,608,964
Genpact Ltd.	70,952	3,354,611
Gitlab, Inc., Class A *	25,121	1,241,229
Global Payments, Inc.	113,762	12,823,253
GoDaddy, Inc., Class A *	65,488	5,378,529
Grid Dynamics Holdings, Inc. *	20,547	257,248
Guidewire Software, Inc. *	34,292	2,511,546
HashiCorp, Inc., Class A *	30,995	997,419
HubSpot, Inc. *	20,514	7,118,563
I3 Verticals, Inc., Class A *	8,999	260,251
Informatica, Inc., Class A *	15,704	279,531
Information Services Group, Inc.	16,112	84,427
Instructure Holdings, Inc. *	7,414	200,400
Intapp, Inc. *	5,646	163,621
InterDigital, Inc.	13,204	923,620
International Business Machines Corp.	380,137	51,215,858
International Money Express, Inc. *	13,887	316,068
Intrusion, Inc. *	5,866	20,766
Intuit, Inc.	118,720	50,179,382

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Issuer Direct Corp. *	1,318	36,522
Jack Henry & Associates, Inc.	30,785	5,544,071
Jamf Holding Corp. *	19,093	379,378
Kaltura, Inc. *	33,164	72,298
KnowBe4, Inc., Class A *	36,002	896,090
Kyndryl Holdings, Inc. *	85,848	1,149,505
Latch, Inc. *	74,875	68,848
LivePerson, Inc. *	29,329	377,758
LiveRamp Holdings, Inc. *	27,198	727,818
Manhattan Associates, Inc. *	25,944	3,382,060
Marathon Digital Holdings, Inc. *(a)	44,384	320,009
Marqeta, Inc., Class A *	185,915	1,232,616
Mastercard, Inc., Class A	357,090	132,337,554
Matterport, Inc. *	91,473	321,985
Maximus, Inc.	25,598	1,916,010
MeridianLink, Inc. *	8,842	140,411
Microsoft Corp.	3,136,786	777,326,939
MicroStrategy, Inc., Class A *(a)	4,015	1,010,696
Mitek Systems, Inc. *	18,641	183,800
Model N, Inc. *	13,566	538,028
Momentive Global, Inc. *	51,553	397,474
MoneyGram International, Inc. *	43,542	468,947
MongoDB, Inc. *	28,979	6,207,592
N-Able, Inc. *	27,358	280,967
nCino, Inc. *	31,691	906,363
NCR Corp. *	57,044	1,564,146
New Relic, Inc. *	24,472	1,494,016
NextNav, Inc. *	7,000	20,720
Nutanix, Inc., Class A *	96,420	2,687,225
Okta, Inc. *	64,447	4,743,944
Olo, Inc., Class A *	44,208	354,548
OMNIQ Corp. *	3,906	20,311
ON24, Inc. *	17,135	159,013
OneSpan, Inc. *	17,617	243,291
Oracle Corp.	646,326	57,173,998
PagerDuty, Inc. *	33,688	1,003,566
Palantir Technologies, Inc., Class A *	744,039	5,788,623
Palo Alto Networks, Inc. *	126,553	20,076,368
Park City Group, Inc.	6,299	36,408
Paya Holdings, Inc. *	38,904	378,147
Paychex, Inc.	134,670	15,602,866
Paycom Software, Inc. *	20,571	6,663,770
Paycor HCM, Inc. *	19,330	485,376
Paylocity Holding Corp. *	17,485	3,641,951
Paymentus Holdings, Inc., Class A *	8,752	76,055
Payoneer Global, Inc. *	82,495	491,670
PayPal Holdings, Inc. *	480,027	39,117,400
Paysign, Inc. *	18,698	64,882
Pegasystems, Inc.	17,128	665,937
Perficient, Inc. *	14,822	1,098,903
PFSweb, Inc.	6,123	40,779
Phunware, Inc. *(a)	55,482	59,921
Porch Group, Inc. *	33,000	97,350
PowerSchool Holdings, Inc., Class A *	13,708	308,704
Priority Technology Holdings, Inc. *	9,469	45,546
Procore Technologies, Inc. *	29,177	1,632,453
Progress Software Corp.	18,097	959,865
PROS Holdings, Inc. *	17,218	433,894
PTC, Inc. *	44,277	5,972,082
Q2 Holdings, Inc. *	25,051	819,669
Qualtrics International, Inc., Class A *	48,251	760,918
Qualys, Inc. *	14,754	1,702,021
Quantum Computing, Inc. *(a)	10,216	17,980
Rackspace Technology, Inc. *	24,535	73,605
Rapid7, Inc. *	25,271	1,007,555
Remitly Global, Inc. *	40,093	483,522
Repay Holdings Corp. *	32,506	316,608
Rimini Street, Inc. *	21,843	98,294
SECURITY	NUMBER OF SHARES	VALUE ($)
RingCentral, Inc., Class A *	32,103	1,252,980
Riot Platforms, Inc. *(a)	73,492	460,795
Roper Technologies, Inc.	44,630	19,045,852
Ryvyl, Inc. *	10,419	5,522
Sabre Corp. *	140,098	954,067
Salesforce, Inc. *	421,049	70,723,601
Samsara, Inc., Class A *	42,165	575,131
SecureWorks Corp., Class A *	5,067	40,637
SEMrush Holdings, Inc., Class A *	13,062	127,616
SentinelOne, Inc., Class A *	88,778	1,339,660
ServiceNow, Inc. *	85,086	38,725,191
Shift4 Payments, Inc., Class A *	22,261	1,425,594
ShotSpotter, Inc. *	3,910	150,730
Smartsheet, Inc., Class A *	54,857	2,370,371
Smith Micro Software, Inc. *	24,721	80,343
Snowflake, Inc., Class A *	119,740	18,732,126
SolarWinds Corp. *	24,906	253,045
SoundHound AI, Inc., Class A *(a)	45,830	91,202
Splunk, Inc. *	63,083	6,041,459
Sprinklr, Inc., Class A *	25,637	254,832
Sprout Social, Inc., Class A *	20,057	1,283,046
SPS Commerce, Inc. *	14,979	2,038,342
Squarespace, Inc., Class A *	17,641	418,445
SRAX, Inc. *	9,789	20,557
SS&C Technologies Holdings, Inc.	92,228	5,565,960
Sumo Logic, Inc. *	46,233	546,936
Synchronoss Technologies, Inc. *	37,860	29,644
Synopsys, Inc. *	64,375	22,772,656
TaskUS, Inc., Class A *	10,367	193,345
Telos Corp. *	24,709	119,839
Tenable Holdings, Inc. *	47,256	1,901,109
Teradata Corp. *	43,028	1,500,817
The Hackett Group, Inc.	11,502	254,194
The Western Union Co.	162,779	2,306,578
Thoughtworks Holding, Inc. *	27,607	298,156
Toast, Inc., Class A *	129,320	2,885,129
TTEC Holdings, Inc.	7,597	386,231
Tucows, Inc., Class A *(a)	4,136	137,191
Twilio, Inc., Class A *	73,165	4,378,194
Tyler Technologies, Inc. *	17,574	5,672,360
UiPath, Inc., Class A *	147,161	2,260,393
Unisys Corp. *	28,890	156,295
Unity Software, Inc. *	101,852	3,617,783
Upland Software, Inc. *	13,488	117,750
Varonis Systems, Inc. *	46,991	1,214,247
Verint Systems, Inc. *	26,918	1,022,076
VeriSign, Inc. *	38,696	8,437,663
Veritone, Inc. *(a)	11,260	95,147
Verra Mobility Corp. *	59,168	912,962
Vertex, Inc., Class A *	15,520	209,520
Viant Technology, Inc., Class A *	10,390	47,171
VirnetX Holding Corp. *	26,091	39,397
Visa, Inc., Class A	687,823	158,343,733
VMware, Inc., Class A *	87,429	10,707,430
Weave Communications, Inc. *	12,631	65,681
WEX, Inc. *	18,573	3,435,448
Workday, Inc., Class A *	84,869	15,397,783
Workiva, Inc. *	18,949	1,639,657
Xperi, Inc. *	17,036	176,323
Yext, Inc. *	42,850	297,807
ZeroFox Holdings, Inc. *	12,914	46,749
Zeta Global Holdings Corp., Class A *	52,022	472,360
Zoom Video Communications, Inc., Class A *	93,502	7,012,650
Zscaler, Inc. *	35,294	4,382,103
Zuora, Inc., Class A *	59,464	470,955
		2,190,980,369

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 7.3%
908 Devices, Inc. *	8,267	77,048
ADTRAN Holdings, Inc.	29,034	547,872
Advanced Energy Industries, Inc.	15,441	1,431,998
Aeva Technologies, Inc. *	37,597	63,539
Airgain, Inc. *	7,096	56,768
Airspan Networks Holdings, Inc. *	16,700	23,213
Akoustis Technologies, Inc. *	28,099	103,685
Alpine 4 Holdings, Inc. *	57,587	32,352
Amphenol Corp., Class A	250,669	19,995,866
Apple Inc.	6,292,436	907,935,591
Applied Optoelectronics, Inc. *(a)	21,899	52,339
Arista Networks, Inc. *	104,265	13,139,475
Arlo Technologies, Inc. *	36,675	137,531
Arrow Electronics, Inc. *	26,077	3,063,787
AstroNova, Inc. *	4,313	57,147
Aviat Networks, Inc. *	4,009	129,691
Avid Technology, Inc. *	13,251	401,638
Avnet, Inc.	38,275	1,756,057
Badger Meter, Inc.	12,197	1,413,632
Bel Fuse, Inc., Class A	1,424	57,458
Bel Fuse, Inc., Class B	4,185	165,056
Belden, Inc.	18,105	1,468,135
Benchmark Electronics, Inc.	14,875	416,351
Boxlight Corp., Class A *	46,965	21,712
CalAmp Corp. *	14,173	65,621
Calix, Inc. *	23,585	1,241,514
Cambium Networks Corp. *	4,047	86,727
Casa Systems, Inc. *	13,736	46,977
CDW Corp.	57,012	11,176,062
Cepton, Inc. *	18,174	21,991
Ciena Corp. *	62,948	3,274,555
Cisco Systems, Inc.	1,728,312	84,116,945
Clearfield, Inc. *	4,833	345,366
Cognex Corp.	72,309	3,958,195
Coherent Corp. *	58,286	2,529,612
CommScope Holding Co., Inc. *	88,343	742,081
Comtech Telecommunications Corp.	11,741	186,212
Corning, Inc.	320,534	11,093,682
Corsair Gaming, Inc. *	17,044	268,102
CPI Card Group, Inc. *	2,603	95,348
CTS Corp.	14,577	648,822
Daktronics, Inc. *	14,170	59,089
Dell Technologies, Inc., Class C	109,501	4,447,931
Digi International, Inc. *	15,032	510,938
DZS, Inc. *	6,832	86,766
Eastman Kodak Co. *	26,841	96,896
EMCORE Corp. *	11,147	13,822
ePlus, Inc. *	11,248	559,925
Evolv Technologies Holdings, Inc. *	37,911	116,008
Extreme Networks, Inc. *	55,202	995,292
F5, Inc. *	25,354	3,743,772
Fabrinet *	15,693	2,066,140
FARO Technologies, Inc. *	8,279	227,507
Focus Universal, Inc. *(a)	7,000	40,600
Genasys, Inc. *	20,918	75,305
Harmonic, Inc. *	43,209	569,063
Hewlett Packard Enterprise Co.	541,794	8,739,137
HP, Inc.	372,718	10,861,003
Identiv, Inc. *	8,288	72,271
Immersion Corp.	13,101	95,899
Infinera Corp. *	80,673	590,526
Inseego Corp. *	33,215	38,529
Insight Enterprises, Inc. *	12,638	1,424,555
Intevac, Inc. *	7,384	50,654
IonQ, Inc. *(a)	62,676	278,281
IPG Photonics Corp. *	13,678	1,533,304
Iteris, Inc. *	14,737	54,527
SECURITY	NUMBER OF SHARES	VALUE ($)
Itron, Inc. *	18,546	1,065,839
Jabil, Inc.	56,722	4,460,051
Juniper Networks, Inc.	135,795	4,386,179
Keysight Technologies, Inc. *	75,221	13,490,886
Kimball Electronics, Inc. *	10,963	279,776
Knowles Corp. *	38,215	734,875
KVH Industries, Inc. *	5,414	55,494
Lantronix, Inc. *	11,128	56,196
Lightwave Logic, Inc. *(a)	49,166	309,254
Littelfuse, Inc.	10,354	2,657,768
Lumentum Holdings, Inc. *	28,982	1,744,137
Luna Innovations, Inc. *	11,699	103,419
Methode Electronics, Inc.	15,172	724,311
MicroVision, Inc. *(a)	65,500	164,405
MICT, Inc. *	40,861	44,947
Mirion Technologies, Inc. *	52,479	417,208
Motorola Solutions, Inc.	70,269	18,059,836
Movano, Inc. *	16,747	23,278
Napco Security Technologies, Inc. *	12,442	360,445
National Instruments Corp.	55,641	3,004,614
Neonode, Inc. *	4,440	36,719
NetApp, Inc.	91,494	6,059,648
NETGEAR, Inc. *	11,235	224,363
NetScout Systems, Inc. *	28,598	917,996
nLight, Inc. *	17,442	216,281
Novanta, Inc. *	15,305	2,471,298
Ondas Holdings, Inc. *(a)	14,133	28,125
One Stop Systems, Inc. *	12,911	45,318
OSI Systems, Inc. *	6,538	619,214
Ouster, Inc. *	57,793	82,644
PAR Technology Corp. *	12,016	408,424
PC Connection, Inc.	4,459	218,625
PCTEL, Inc. *	8,960	41,485
Plexus Corp. *	11,573	1,110,892
Powerfleet, Inc. *	22,541	64,467
Presto Automation, Inc. *(a)	12,542	41,389
Pure Storage, Inc., Class A *	119,008	3,444,092
Quantum Corp. *	57,798	103,458
Red Cat Holdings, Inc. *(a)	18,398	22,262
Research Frontiers, Inc. *	21,870	46,364
RF Industries Ltd. *	7,044	37,051
Ribbon Communications, Inc. *	38,255	134,275
Richardson Electronics Ltd/United States	5,554	124,132
Rogers Corp. *	7,848	1,095,502
Sanmina Corp. *	23,680	1,442,822
ScanSource, Inc. *	10,228	336,808
Seagate Technology Holdings plc	80,925	5,485,097
SmartRent, Inc. *	54,496	159,128
Sono-Tek Corp. *	2,719	16,314
Super Micro Computer, Inc. *	19,335	1,398,501
TD SYNNEX Corp.	18,023	1,841,050
TE Connectivity Ltd.	134,255	17,070,523
Teledyne Technologies, Inc. *	19,727	8,369,377
TransAct Technologies, Inc. *	8,101	61,082
Trimble, Inc. *	104,667	6,076,966
TTM Technologies, Inc. *	43,639	686,005
Turtle Beach Corp. *	6,086	57,817
Ubiquiti, Inc.	1,706	498,425
Velodyne Lidar, Inc. *	75,343	88,151
ViaSat, Inc. *	31,766	1,094,339
Viavi Solutions, Inc. *	96,616	1,091,761
Vishay Intertechnology, Inc.	53,739	1,230,086
Vishay Precision Group, Inc. *	5,394	232,913
Vontier Corp.	67,987	1,565,741
Wayside Technology Group, Inc.	2,316	87,730
Western Digital Corp. *	134,724	5,921,120
Wrap Technologies, Inc. *(a)	4,017	10,364

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Xerox Holdings Corp.	48,642	796,756
Zebra Technologies Corp., Class A *	21,765	6,881,658
		1,242,030,969

Telecommunication Services 1.1%
Anterix, Inc. *	7,462	269,154
AST SpaceMobile, Inc. *(a)	19,782	106,526
AT&T, Inc.	3,001,665	61,143,916
ATN International, Inc.	4,947	241,809
Bandwidth, Inc., Class A *	9,570	238,102
Charge Enterprises, Inc. *	38,686	51,839
Cogent Communications Holdings, Inc.	17,518	1,201,209
Consolidated Communications Holdings, Inc. *	28,849	125,493
EchoStar Corp., Class A *	15,741	294,514
Frontier Communications Parent, Inc. *	93,895	2,780,231
Globalstar, Inc. *	278,852	393,181
Gogo, Inc. *	27,853	467,095
IDT Corp., Class B *	8,928	262,394
Iridium Communications, Inc. *	53,505	3,201,739
KORE Group Holdings, Inc. *	12,000	30,000
Liberty Global plc, Class A *	70,809	1,535,847
Liberty Global plc, Class C *	109,104	2,438,474
Liberty Latin America Ltd., Class A *	15,685	154,340
Liberty Latin America Ltd., Class C *	61,742	608,159
Lumen Technologies, Inc. *	398,859	2,094,010
Ooma, Inc. *	9,711	139,547
Radius Global Infrastructure, Inc., Class A *	30,999	417,557
Shenandoah Telecommunications Co.	20,103	393,014
Spok Holdings, Inc.	10,025	83,709
SurgePays, Inc. *	7,000	42,420
Telephone & Data Systems, Inc.	41,799	558,853
T-Mobile US, Inc. *	251,447	37,543,552
United States Cellular Corp. *	5,896	144,216
Verizon Communications, Inc.	1,768,584	73,520,037
		190,480,937

Transportation 1.8%
Air Transport Services Group, Inc. *	25,408	719,300
Alaska Air Group, Inc. *	52,481	2,694,375
Allegiant Travel Co. *	7,150	615,115
American Airlines Group, Inc. *	276,648	4,465,099
ArcBest Corp.	10,126	845,015
Atlas Air Worldwide Holdings, Inc. *	10,598	1,083,222
Avis Budget Group, Inc. *	10,349	2,070,214
Bird Global, Inc., Class A *	105,731	24,804
Blade Air Mobility, Inc. *	17,729	79,071
C.H. Robinson Worldwide, Inc.	49,654	4,973,841
Covenant Logistics Group, Inc.	3,394	112,545
CSX Corp.	885,044	27,365,560
Daseke, Inc. *	25,341	176,880
Delta Air Lines, Inc. *	269,318	10,530,334
Eagle Bulk Shipping, Inc.	4,187	239,831
Expeditors International of Washington, Inc.	66,833	7,227,989
FedEx Corp.	100,652	19,512,397
Forward Air Corp.	10,979	1,184,085
Frontier Group Holdings, Inc. *	16,091	202,425
FTAI Infrastructure, Inc.	43,117	142,717
Genco Shipping & Trading Ltd.	14,965	271,465
GXO Logistics, Inc. *	50,615	2,648,683
Hawaiian Holdings, Inc. *	20,206	248,938
SECURITY	NUMBER OF SHARES	VALUE ($)
Heartland Express, Inc.	18,795	316,132
Hertz Global Holdings, Inc. *	69,303	1,248,840
Hub Group, Inc., Class A *	13,809	1,177,493
JB Hunt Transport Services, Inc.	34,812	6,581,209
JetBlue Airways Corp. *	142,634	1,141,072
Joby Aviation, Inc. *(a)	118,668	524,513
Kirby Corp. *	25,399	1,797,741
Knight-Swift Transportation Holdings, Inc.	68,238	4,032,866
Landstar System, Inc.	15,003	2,592,968
Lyft, Inc., Class A *	134,446	2,184,747
Marten Transport Ltd.	24,450	540,101
Matson, Inc.	16,204	1,071,408
Mesa Air Group, Inc. *	22,871	67,469
Norfolk Southern Corp.	97,536	23,975,324
Old Dominion Freight Line, Inc.	38,010	12,666,452
P.A.M. Transportation Services, Inc. *	1,961	56,771
Pangaea Logistics Solutions Ltd.	13,298	80,719
Radiant Logistics, Inc. *	16,850	94,529
RXO, Inc. *	48,289	884,654
Ryder System, Inc.	21,335	2,014,237
Saia, Inc. *	11,056	3,015,856
Schneider National, Inc., Class B	16,152	428,028
SkyWest, Inc. *	20,970	435,337
Southwest Airlines Co.	249,858	8,937,421
Spirit Airlines, Inc.	45,820	909,069
Sun Country Airlines Holdings, Inc. *	14,296	266,906
TuSimple Holdings, Inc., Class A *	58,585	123,029
Uber Technologies, Inc. *	838,311	25,928,959
U-Haul Holding Co.	4,034	270,399
U-Haul Holding Co. - Non Voting	37,158	2,295,993
Union Pacific Corp.	258,715	52,827,016
United Airlines Holdings, Inc. *	137,629	6,738,316
United Parcel Service, Inc., Class B	306,929	56,852,459
Universal Logistics Holdings, Inc.	3,300	118,536
US Xpress Enterprises, Inc., Class A *	8,327	13,490
Werner Enterprises, Inc.	25,074	1,177,726
Wheels Up Experience, Inc. *	67,393	82,893
XPO, Inc. *	48,289	1,924,800
Yellow Corp. *	13,029	43,126
		312,872,509

Utilities 2.8%
ALLETE, Inc.	24,138	1,493,177
Alliant Energy Corp.	106,018	5,728,153
Altus Power, Inc. *	13,336	106,955
Ameren Corp.	108,816	9,452,846
American Electric Power Co., Inc.	216,396	20,332,568
American States Water Co.	16,097	1,515,854
American Water Works Co., Inc.	76,394	11,954,897
Artesian Resources Corp., Class A	2,941	173,225
Atmos Energy Corp.	58,813	6,912,880
Avangrid, Inc.	28,648	1,208,086
Avista Corp.	31,567	1,259,523
Black Hills Corp.	26,889	1,946,226
Cadiz, Inc. *	15,822	63,288
California Water Service Group	23,931	1,463,859
CenterPoint Energy, Inc.	265,249	7,989,300
Chesapeake Utilities Corp.	7,787	981,785
Clearway Energy, Inc., Class A	14,344	459,725
Clearway Energy, Inc., Class C	35,876	1,212,250
CMS Energy Corp.	122,270	7,726,241
Consolidated Edison, Inc.	149,237	14,223,778
Consolidated Water Co., Ltd.	4,898	71,756
Constellation Energy Corp.	137,673	11,751,767
Dominion Energy, Inc.	350,970	22,335,731
DTE Energy Co.	81,578	9,493,232
Duke Energy Corp.	323,561	33,148,824

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Edison International	160,887	11,085,114
Entergy Corp.	85,913	9,302,660
Essential Utilities, Inc.	100,586	4,700,384
Evergy, Inc.	96,357	6,036,766
Eversource Energy	146,609	12,070,319
Exelon Corp.	418,412	17,652,802
FirstEnergy Corp.	228,324	9,349,868
Genie Energy Ltd., Class B	6,776	74,197
Global Water Resources, Inc.	4,694	66,796
Hawaiian Electric Industries, Inc.	47,080	1,990,072
IDACORP, Inc.	21,439	2,268,461
MGE Energy, Inc.	15,935	1,165,008
Middlesex Water Co.	7,308	612,849
Montauk Renewables, Inc. *	25,936	288,149
National Fuel Gas Co.	38,252	2,220,911
New Jersey Resources Corp.	40,011	1,997,349
NextEra Energy, Inc.	835,751	62,372,097
NiSource, Inc.	171,982	4,772,500
Northwest Natural Holding Co.	14,215	712,740
NorthWestern Corp.	24,551	1,394,497
NRG Energy, Inc.	97,120	3,323,446
OGE Energy Corp.	83,684	3,290,455
ONE Gas, Inc.	23,190	1,909,928
Ormat Technologies, Inc.	20,206	1,870,065
Otter Tail Corp.	17,964	1,152,391
PG&E Corp. *	677,918	10,778,896
Pinnacle West Capital Corp.	47,311	3,527,035
PNM Resources, Inc.	36,095	1,785,981
Portland General Electric Co.	37,443	1,781,538
PPL Corp.	309,769	9,169,162
Public Service Enterprise Group, Inc.	209,656	12,983,996
Pure Cycle Corp. *	8,445	75,752
RGC Resources, Inc.	3,883	91,250
Sempra Energy	131,978	21,160,033
SJW Group	10,919	845,240
South Jersey Industries, Inc.	51,274	1,850,479
Southwest Gas Holdings, Inc.	26,266	1,757,983
Spire, Inc.	22,405	1,618,089
Sunnova Energy International, Inc. *	41,254	803,628
The AES Corp.	281,230	7,708,514
The Southern Co.	457,386	30,955,884
The York Water Co.	6,196	281,608
UGI Corp.	87,872	3,499,942
Unitil Corp.	7,063	368,477
Via Renewables, Inc.	6,556	43,991
Vistra Corp.	157,080	3,622,265
WEC Energy Group, Inc.	132,246	12,429,802
Xcel Energy, Inc.	230,022	15,818,613
		477,643,908
Total Common Stocks (Cost $9,559,423,829)		17,055,093,741

PREFERRED STOCKS 0.0% OF NET ASSETS

Software & Services 0.0%
SRAX, Inc. *(b)	9,789	587
Total Preferred Stocks (Cost $530)		587

RIGHTS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
ZAGG, Inc. CVR *(b)	8,000	720

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	13,029
F-star Therapeutics, Inc. Agonist CVR *(b)	975	422
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	421
		13,872
Total Rights (Cost $720)		14,592

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (f)(g)	28,346,427	28,346,427
Total Short-Term Investments (Cost $28,346,427)		28,346,427
Total Investments in Securities (Cost $9,587,771,506)		17,083,455,347

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/17/23	77	7,466,690	349,474
S&P 500 Index, e-mini, expires 03/17/23	203	41,513,500	1,341,995
Net Unrealized Appreciation			1,691,469

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $27,973,384.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)	Subsequent to the period ended January 31, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023.
(d)
Subsequent to the period ended January 31, 2023, the Silicon Valley Bank, N.A.
was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	The rate shown is the annualized 7-day yield.
(g)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$50,203,015	$793,206	($111,736)	($18,670)	($1,430,280)	$49,435,535	638,537	$139,070

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$15,150,394,902	$—	$—	$15,150,394,902
Automobiles & Components	300,433,192	—	16,595	300,449,787
Health Care Equipment & Services	1,023,917,383	—	807,871*	1,024,725,254
Real Estate	579,523,798	—	0*	579,523,798
Preferred Stocks[1]
Software & Services	—	—	587	587
Rights[1]
Consumer Durables & Apparel	—	—	720	720
Pharmaceuticals, Biotechnology & Life Sciences	—	—	13,872	13,872
Short-Term Investments[1]	28,346,427	—	—	28,346,427
Futures Contracts[2]	1,691,469	—	—	1,691,469
Total	$17,084,307,171	$—	$839,645	$17,085,146,816

*	Level 3 amount shown includes securities determined to have no value at January 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 2.5%
Aptiv plc *	3,641	411,761
Lucid Group, Inc. *(a)	26,795	313,233
Tesla, Inc. *	139,142	24,102,177
		24,827,171

Banks 0.1%
First Citizens BancShares, Inc., Class A	144	111,986
Rocket Cos., Inc., Class A (a)	3,221	30,310
Signature Bank (b)	179	23,082
SVB Financial Group *(c)	2,015	609,416
UWM Holdings Corp.	4,179	19,140
Western Alliance Bancorp	3,454	260,328
		1,054,262

Capital Goods 4.4%
A.O. Smith Corp.	1,610	108,997
Advanced Drainage Systems, Inc.	3,428	345,679
AECOM	402	35,083
AGCO Corp.	439	60,639
Allegion plc	3,716	436,816
Allison Transmission Holdings, Inc.	3,859	173,964
Armstrong World Industries, Inc.	1,399	108,297
Axon Enterprise, Inc. *	2,809	548,991
BWX Technologies, Inc.	1,857	113,017
Carlisle Cos., Inc.	2,327	583,751
Caterpillar, Inc.	24,405	6,157,137
ChargePoint Holdings, Inc. *(a)	13,519	164,121
Core & Main, Inc., Class A *	1,252	27,632
Deere & Co.	14,850	6,279,174
Donaldson Co., Inc.	1,083	67,525
Emerson Electric Co.	10,131	914,019
Fastenal Co.	30,942	1,564,118
Fortune Brands Innovations, Inc.	2,382	153,663
Generac Holdings, Inc. *	3,343	403,166
General Electric Co.	3,317	266,952
Graco, Inc.	6,185	422,559
HEICO Corp.	2,278	389,424
HEICO Corp., Class A	3,959	529,239
Honeywell International, Inc.	10,659	2,222,188
Howmet Aerospace, Inc.	1,890	76,904
Huntington Ingalls Industries, Inc.	459	101,228
IDEX Corp.	728	174,487
Illinois Tool Works, Inc.	14,807	3,495,044
Lincoln Electric Holdings, Inc.	3,001	500,777
Lockheed Martin Corp.	12,592	5,833,370
Masco Corp.	591	31,441
Masterbrand, Inc. *	2,324	21,381
Nordson Corp.	719	174,933
Northrop Grumman Corp.	922	413,093
Otis Worldwide Corp.	2,752	226,297
SECURITY	NUMBER OF SHARES	VALUE ($)
Parker-Hannifin Corp.	1,566	510,516
Plug Power, Inc. *	13,904	236,646
Quanta Services, Inc.	4,165	633,871
Rockwell Automation, Inc.	4,167	1,175,219
SiteOne Landscape Supply, Inc. *	1,449	219,538
Spirit AeroSystems Holdings, Inc., Class A *	5,298	191,523
The Boeing Co. *	9,180	1,955,340
The Middleby Corp. *	207	32,178
The Toro Co.	5,602	624,735
Trane Technologies plc	7,179	1,285,902
TransDigm Group, Inc.	1,068	766,557
Trex Co., Inc. *	5,899	310,995
United Rentals, Inc. *	1,719	757,993
Valmont Industries, Inc.	148	48,800
Vertiv Holdings Co.	2,599	36,958
W.W. Grainger, Inc.	2,421	1,427,131
Watsco, Inc.	937	269,266
WESCO International, Inc. *	1,260	187,753
WillScot Mobile Mini Holdings Corp. *	5,822	282,134
Xylem, Inc.	1,341	139,477
		44,217,638

Commercial & Professional Services 1.2%
Booz Allen Hamilton Holding Corp.	7,059	668,064
Cintas Corp.	4,349	1,929,825
Copart, Inc. *	22,950	1,528,699
CoStar Group, Inc. *	3,128	243,671
Driven Brands Holdings, Inc. *	148	4,320
Equifax, Inc.	3,273	727,261
FTI Consulting, Inc. *	761	121,395
IAA, Inc. *	5,972	249,212
KBR, Inc.	4,759	243,804
MSA Safety, Inc.	754	102,838
Republic Services, Inc.	735	91,743
Robert Half International, Inc.	5,013	420,891
Rollins, Inc.	11,518	419,255
Tetra Tech, Inc.	1,155	179,626
TransUnion	7,596	545,013
Verisk Analytics, Inc.	8,369	1,521,400
Waste Management, Inc.	20,708	3,204,149
		12,201,166

Consumer Durables & Apparel 1.4%
Brunswick Corp.	667	56,248
D.R. Horton, Inc.	8,890	877,354
Deckers Outdoor Corp. *	1,250	534,350
Lululemon Athletica, Inc. *	6,011	1,844,656
Mattel, Inc. *	9,139	186,984
NIKE, Inc., Class B	65,993	8,402,889
NVR, Inc. *	114	600,780
Polaris, Inc.	2,205	253,222
PulteGroup, Inc.	4,757	270,626
Skechers U.S.A., Inc., Class A *	1,041	50,124
Tapestry, Inc.	1,704	77,651

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Toll Brothers, Inc.	2,900	172,521
TopBuild Corp. *	1,454	290,887
YETI Holdings, Inc. *	4,635	207,463
		13,825,755

Consumer Services 2.5%
Airbnb, Inc., Class A *	20,204	2,244,866
Booking Holdings, Inc. *	2,088	5,082,401
Bright Horizons Family Solutions, Inc. *	864	66,338
Caesars Entertainment, Inc. *	7,544	392,741
Chipotle Mexican Grill, Inc. *	1,497	2,464,631
Choice Hotels International, Inc.	1,731	212,723
Churchill Downs, Inc.	1,912	474,367
Darden Restaurants, Inc.	4,796	709,664
Domino’s Pizza, Inc.	1,386	489,258
DraftKings, Inc., Class A *	19,130	286,759
Expedia Group, Inc. *	8,136	929,945
H&R Block, Inc.	6,916	269,586
Hilton Worldwide Holdings, Inc.	10,362	1,503,422
Las Vegas Sands Corp. *	6,612	390,108
Marriott International, Inc., Class A	14,289	2,488,858
McDonald’s Corp.	9,677	2,587,630
Mister Car Wash, Inc. *	2,985	30,656
Norwegian Cruise Line Holdings Ltd. *	1,570	23,880
Planet Fitness, Inc., Class A *	3,319	280,953
Six Flags Entertainment Corp. *	1,957	52,545
Starbucks Corp.	22,233	2,426,510
The Wendy's Co.	9,075	202,372
Travel & Leisure Co.	3,020	127,957
Vail Resorts, Inc.	2,041	535,436
Wyndham Hotels & Resorts, Inc.	3,240	251,132
Wynn Resorts Ltd. *	714	73,999
Yum! Brands, Inc.	1,747	228,001
		24,826,738

Diversified Financials 1.9%
American Express Co.	2,075	362,980
Ameriprise Financial, Inc.	3,653	1,278,988
Apollo Global Management, Inc.	19,813	1,402,364
Ares Management Corp., Class A	8,236	683,506
Blackstone, Inc.	37,691	3,616,828
Blue Owl Capital, Inc.	22,396	281,742
Credit Acceptance Corp. *	33	15,267
FactSet Research Systems, Inc.	2,043	864,066
LPL Financial Holdings, Inc.	4,283	1,015,585
MarketAxess Holdings, Inc.	1,999	727,336
Moody's Corp.	8,122	2,621,376
Morningstar, Inc.	1,221	296,557
MSCI, Inc.	3,150	1,674,414
Raymond James Financial, Inc.	854	96,306
The Charles Schwab Corp. (d)	45,213	3,500,390
Tradeweb Markets, Inc., Class A	3,698	275,649
Upstart Holdings, Inc. *(a)	699	13,057
		18,726,411

Energy 1.6%
Antero Resources Corp. *	9,872	284,708
Cheniere Energy, Inc.	7,701	1,176,636
Coterra Energy, Inc.	6,853	171,531
Devon Energy Corp.	17,123	1,082,859
Diamondback Energy, Inc.	5,399	788,902
Enviva, Inc.	1,635	74,360
EOG Resources, Inc.	23,037	3,046,643
Halliburton Co.	21,899	902,677
Hess Corp.	11,863	1,781,348
New Fortress Energy, Inc.	2,912	112,956
SECURITY	NUMBER OF SHARES	VALUE ($)
Occidental Petroleum Corp.	35,294	2,286,698
ONEOK, Inc.	2,692	184,348
Ovintiv, Inc.	9,514	468,374
PDC Energy, Inc.	2,518	170,544
Pioneer Natural Resources Co.	7,036	1,620,743
Range Resources Corp.	8,361	209,192
Southwestern Energy Co. *	4,411	24,349
Targa Resources Corp.	12,146	911,193
Texas Pacific Land Corp.	308	614,722
		15,912,783

Food & Staples Retailing 1.5%
BJ's Wholesale Club Holdings, Inc. *	4,529	328,217
Costco Wholesale Corp.	23,849	12,190,178
Grocery Outlet Holding Corp. *	288	8,752
Performance Food Group Co. *	2,502	153,423
Sysco Corp.	27,333	2,117,214
		14,797,784

Food, Beverage & Tobacco 2.6%
Brown-Forman Corp., Class A	1,339	89,043
Brown-Forman Corp., Class B	5,920	394,154
Darling Ingredients, Inc. *	573	37,984
Freshpet, Inc. *	1,370	86,762
Kellogg Co.	7,472	512,430
Lamb Weston Holdings, Inc.	7,738	772,949
Monster Beverage Corp. *	18,225	1,896,858
PepsiCo, Inc.	62,924	10,761,262
Pilgrim's Pride Corp. *	1,284	31,176
The Boston Beer Co., Inc., Class A *	480	186,533
The Coca-Cola Co.	157,743	9,672,801
The Hershey Co.	6,804	1,528,178
		25,970,130

Health Care Equipment & Services 5.4%
Abbott Laboratories	12,199	1,348,599
agilon health, Inc. *	9,510	206,938
Align Technology, Inc. *	3,165	853,695
AmerisourceBergen Corp.	8,337	1,408,620
Baxter International, Inc.	4,215	192,583
Certara, Inc. *	4,042	78,415
Chemed Corp.	275	138,913
Cigna Corp.	2,556	809,409
DaVita, Inc. *	2,982	245,687
Definitive Healthcare Corp. *	826	10,226
DexCom, Inc. *	20,730	2,219,976
Doximity, Inc., Class A *	2,775	97,874
Edwards Lifesciences Corp. *	33,254	2,550,582
Elevance Health, Inc.	3,945	1,972,461
GE Healthcare, Inc. *	1,101	76,542
Globus Medical, Inc., Class A *	261	19,705
Guardant Health, Inc. *	5,236	164,567
HCA Healthcare, Inc.	706	180,079
Humana, Inc.	4,802	2,457,183
ICU Medical, Inc. *	187	36,134
IDEXX Laboratories, Inc. *	4,421	2,124,290
Insulet Corp. *	3,699	1,062,797
Intuitive Surgical, Inc. *	17,469	4,291,959
Masimo Corp. *	1,942	330,295
McKesson Corp.	1,497	566,884
Molina Healthcare, Inc. *	2,387	744,338
Novocure Ltd. *	5,545	505,593
Penumbra, Inc. *	1,912	478,784
ResMed, Inc.	7,767	1,773,750
Signify Health, Inc., Class A *	172	4,895
Stryker Corp.	10,118	2,568,050

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tandem Diabetes Care, Inc. *	3,215	130,979
Teladoc Health, Inc. *	860	25,284
UnitedHealth Group, Inc.	45,829	22,877,379
Veeva Systems, Inc., Class A *	7,501	1,279,296
		53,832,761

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	5,894	476,589
Colgate-Palmolive Co.	27,407	2,042,644
Kimberly-Clark Corp.	10,710	1,392,407
Olaplex Holdings, Inc. *	6,916	43,640
The Clorox Co.	5,477	792,467
The Estee Lauder Cos., Inc., Class A	12,366	3,426,371
The Procter & Gamble Co.	54,197	7,716,569
		15,890,687

Insurance 1.3%
Aon plc, Class A	10,394	3,312,360
Arch Capital Group Ltd. *	6,171	397,104
Arthur J. Gallagher & Co.	1,289	252,283
Assurant, Inc.	161	21,347
Brown & Brown, Inc.	991	58,033
Erie Indemnity Co., Class A	998	243,861
Everest Re Group Ltd.	645	225,550
Lincoln National Corp.	1,886	66,821
Markel Corp. *	164	231,073
Marsh & McLennan Cos., Inc.	23,833	4,168,630
RenaissanceRe Holdings Ltd.	1,269	248,331
Ryan Specialty Holdings, Inc., Class A *	4,429	188,764
The Progressive Corp.	27,363	3,730,945
		13,145,102

Materials 1.4%
Albemarle Corp.	3,242	912,461
Ardagh Metal Packaging S.A.	2,283	12,831
Avery Dennison Corp.	2,702	511,867
Axalta Coating Systems Ltd. *	2,875	86,538
Ball Corp.	6,611	385,025
Berry Global Group, Inc.	3,249	200,561
CF Industries Holdings, Inc.	10,533	892,145
Crown Holdings, Inc.	5,469	482,147
Eagle Materials, Inc.	1,627	237,672
Ecolab, Inc.	11,792	1,825,755
FMC Corp.	2,325	309,527
Ginkgo Bioworks Holdings, Inc. *	8,151	15,895
Graphic Packaging Holding Co.	12,742	306,955
Linde plc	5,596	1,851,940
Louisiana-Pacific Corp.	391	26,623
Martin Marietta Materials, Inc.	300	107,892
MP Materials Corp. *	4,868	158,259
PPG Industries, Inc.	6,730	877,188
Royal Gold, Inc.	240	30,487
RPM International, Inc.	356	32,008
Sealed Air Corp.	7,836	429,099
Southern Copper Corp.	3,039	228,563
The Chemours Co.	4,846	176,346
The Mosaic Co.	2,235	110,722
The Scotts Miracle-Gro Co.	744	53,709
The Sherwin-Williams Co.	12,877	3,046,569
Valvoline, Inc.	9,414	345,117
Vulcan Materials Co.	3,478	637,622
		14,291,523

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 7.1%
Alphabet, Inc., Class A *	281,230	27,796,773
Alphabet, Inc., Class C *	249,347	24,902,285
Cable One, Inc.	190	150,077
Charter Communications, Inc., Class A *	5,774	2,219,006
Electronic Arts, Inc.	959	123,404
Liberty Broadband Corp., Class A *	470	42,121
Liberty Broadband Corp., Class C *	2,978	267,365
Liberty Media Corp. - Liberty Formula One, Class C *	1,350	95,580
Liberty Media Corp. - Liberty SiriusXM, Class A	1,205	48,947
Liberty Media Corp. - Liberty SiriusXM, Class C *	2,287	92,166
Live Nation Entertainment, Inc. *	4,236	340,956
Madison Square Garden Sports Corp.	511	92,920
Match Group, Inc. *	14,196	768,288
Meta Platforms, Inc., Class A *	25,860	3,852,364
Netflix, Inc. *	10,632	3,762,240
Nexstar Media Group, Inc., Class A	177	36,244
Pinterest, Inc., Class A *	6,806	178,930
Playtika Holding Corp. *	4,529	47,509
ROBLOX Corp., Class A *	24,082	896,091
Roku, Inc. *	1,895	108,962
Spotify Technology S.A. *	7,612	858,025
Take-Two Interactive Software, Inc. *	7,291	825,560
The Trade Desk, Inc., Class A *	23,615	1,197,280
The Walt Disney Co. *	6,611	717,227
TripAdvisor, Inc. *	642	14,959
Warner Bros Discovery, Inc. *	93,166	1,380,720
World Wrestling Entertainment, Inc., Class A	2,327	196,911
ZoomInfo Technologies, Inc. *	14,946	421,926
		71,434,836

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
10X Genomics, Inc., Class A *	4,437	207,785
AbbVie, Inc.	95,150	14,058,412
Agilent Technologies, Inc.	14,292	2,173,527
Alnylam Pharmaceuticals, Inc. *	6,604	1,495,146
Amgen, Inc.	24,146	6,094,450
Avantor, Inc. *	30,482	728,520
Bio-Techne Corp.	8,366	666,436
Bruker Corp.	5,745	402,839
Catalent, Inc. *	3,085	165,202
Charles River Laboratories International, Inc. *	2,529	615,179
Danaher Corp.	2,386	630,811
Eli Lilly & Co.	36,930	12,709,460
Exact Sciences Corp. *	1,697	114,581
Exelixis, Inc. *	14,735	259,631
Horizon Therapeutics plc *	11,071	1,214,710
Incyte Corp. *	8,476	721,647
Ionis Pharmaceuticals, Inc. *	6,994	278,851
IQVIA Holdings, Inc. *	9,983	2,290,200
Maravai LifeSciences Holdings, Inc., Class A *	5,878	86,171
Merck & Co., Inc.	57,082	6,131,178
Mettler-Toledo International, Inc. *	1,183	1,813,444
Moderna, Inc. *	1,075	189,265
Natera, Inc. *	4,880	209,498
Neurocrine Biosciences, Inc. *	5,086	564,190
Novavax, Inc. *	4,201	45,833
Regeneron Pharmaceuticals, Inc. *	815	618,153
Repligen Corp. *	2,112	391,354
Sarepta Therapeutics, Inc. *	4,513	563,990
Seagen, Inc. *	7,308	1,019,320

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sotera Health Co. *	5,341	92,079
Syneos Health, Inc. *	970	34,842
Thermo Fisher Scientific, Inc.	2,577	1,469,740
Ultragenyx Pharmaceutical, Inc. *	2,798	126,833
Vertex Pharmaceuticals, Inc. *	12,996	4,199,008
Waters Corp. *	3,176	1,043,570
West Pharmaceutical Services, Inc.	3,985	1,058,416
Zoetis, Inc.	25,352	4,195,502
		68,679,773

Real Estate 1.6%
American Tower Corp.	19,164	4,281,046
Apartment Income REIT Corp.	585	22,382
Camden Property Trust	461	56,800
CBRE Group, Inc., Class A *	8,354	714,351
Crown Castle, Inc.	23,233	3,441,040
Equinix, Inc.	3,750	2,767,987
Equity LifeStyle Properties, Inc.	5,825	418,118
Extra Space Storage, Inc.	849	133,998
Iron Mountain, Inc.	11,584	632,255
Lamar Advertising Co., Class A	4,059	432,446
Opendoor Technologies, Inc. *	6,600	14,454
Public Storage	6,685	2,034,513
SBA Communications Corp.	1,308	389,169
Simon Property Group, Inc.	8,499	1,091,781
Zillow Group, Inc., Class C *	749	33,113
		16,463,453

Retailing 8.9%
Advance Auto Parts, Inc.	264	40,202
Amazon.com, Inc. *	477,975	49,293,562
AutoZone, Inc. *	926	2,258,375
Best Buy Co., Inc.	3,398	301,471
Burlington Stores, Inc. *	3,317	762,346
CarMax, Inc. *	998	70,309
Carvana Co. *(a)	5,687	57,837
Dollar General Corp.	12,137	2,835,203
Dollar Tree, Inc. *	3,547	532,688
DoorDash, Inc., Class A *	11,948	692,028
eBay, Inc.	4,039	199,931
Etsy, Inc. *	6,747	928,252
Five Below, Inc. *	2,932	577,985
Floor & Decor Holdings, Inc., Class A *	5,542	503,047
Genuine Parts Co.	612	102,706
Leslie's, Inc. *	7,574	117,321
Lowe’s Cos., Inc.	28,859	6,009,887
Nordstrom, Inc.	5,027	98,228
Ollie's Bargain Outlet Holdings, Inc. *	164	8,981
O'Reilly Automotive, Inc. *	1,361	1,078,388
Pool Corp.	2,051	790,886
RH *	379	118,244
Ross Stores, Inc.	7,771	918,454
Target Corp.	13,752	2,367,269
The Home Depot, Inc.	32,274	10,462,263
The TJX Cos., Inc.	62,487	5,115,186
Tractor Supply Co.	5,937	1,353,577
Ulta Beauty, Inc. *	2,710	1,392,832
Victoria's Secret & Co. *	3,116	131,339
Wayfair, Inc., Class A *	2,700	163,350
Williams-Sonoma, Inc.	2,807	378,777
		89,660,924

Semiconductors & Semiconductor Equipment 7.8%
Advanced Micro Devices, Inc. *	68,547	5,151,307
Allegro MicroSystems, Inc. *	3,494	133,366
Analog Devices, Inc.	5,559	953,202
SECURITY	NUMBER OF SHARES	VALUE ($)
Applied Materials, Inc.	46,254	5,156,858
Broadcom, Inc.	21,267	12,441,408
Enphase Energy, Inc. *	7,039	1,558,294
Entegris, Inc.	7,979	643,985
GLOBALFOUNDRIES, Inc. *	828	49,084
KLA Corp.	7,635	2,996,585
Lam Research Corp.	7,368	3,684,737
Lattice Semiconductor Corp. *	7,281	551,827
Microchip Technology, Inc.	24,454	1,898,119
Micron Technology, Inc.	11,061	666,978
Monolithic Power Systems, Inc.	2,441	1,041,233
NVIDIA Corp.	129,667	25,333,042
ON Semiconductor Corp. *	14,564	1,069,726
QUALCOMM, Inc.	60,339	8,037,758
Teradyne, Inc.	7,643	777,293
Texas Instruments, Inc.	33,490	5,934,763
Universal Display Corp.	2,320	307,469
		78,387,034

Software & Services 22.9%
Accenture plc, Class A	34,131	9,524,255
Adobe, Inc. *	25,009	9,261,833
Alteryx, Inc., Class A *	3,216	178,456
ANSYS, Inc. *	2,475	659,241
AppLovin Corp., Class A *	11,836	150,317
Aspen Technology, Inc. *	1,442	286,597
Atlassian Corp., Class A *	7,737	1,250,454
Autodesk, Inc. *	11,723	2,522,321
Automatic Data Processing, Inc.	20,643	4,661,396
Bentley Systems, Inc., Class B	9,049	353,363
Black Knight, Inc. *	767	46,472
Broadridge Financial Solutions, Inc.	5,692	855,849
Cadence Design Systems, Inc. *	14,689	2,685,590
CCC Intelligent Solutions Holdings, Inc. *	3,482	32,208
Ceridian HCM Holding, Inc. *	1,423	102,854
Cloudflare, Inc., Class A *	15,213	804,920
Confluent, Inc., Class A *	6,713	155,070
Coupa Software, Inc. *	2,249	179,740
Crowdstrike Holdings, Inc., Class A *	11,321	1,198,894
Datadog, Inc., Class A *	14,298	1,069,633
DocuSign, Inc. *	10,637	645,028
DoubleVerify Holdings, Inc. *	3,446	93,697
Dropbox, Inc., Class A *	13,466	312,815
Dynatrace, Inc. *	10,702	411,278
Elastic N.V. *	4,183	246,128
EPAM Systems, Inc. *	2,952	981,983
Euronet Worldwide, Inc. *	1,906	214,768
Fair Isaac Corp. *	1,306	869,731
Fiserv, Inc. *	2,894	308,732
Five9, Inc. *	3,786	298,261
FleetCor Technologies, Inc. *	3,862	806,424
Fortinet, Inc. *	34,753	1,818,972
Gartner, Inc. *	4,128	1,395,842
Gen Digital, Inc.	10,822	249,014
Genpact Ltd.	5,121	242,121
Globant S.A. *	2,183	354,039
GoDaddy, Inc., Class A *	1,146	94,121
HubSpot, Inc. *	2,494	865,443
Informatica, Inc., Class A *	276	4,913
International Business Machines Corp.	32,370	4,361,210
Intuit, Inc.	14,846	6,274,959
Jack Henry & Associates, Inc.	3,903	702,891
Jamf Holding Corp. *	3,017	59,948
Manhattan Associates, Inc. *	2,080	271,149
Mastercard, Inc., Class A	45,826	16,983,116
Microsoft Corp.	402,603	99,769,049
MongoDB, Inc. *	3,567	764,087
nCino, Inc. *	701	20,049

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NCR Corp. *	385	10,557
New Relic, Inc. *	2,879	175,763
Nutanix, Inc., Class A *	6,455	179,901
Okta, Inc. *	1,091	80,308
Oracle Corp.	56,570	5,004,182
Palantir Technologies, Inc., Class A *	99,069	770,757
Palo Alto Networks, Inc. *	15,828	2,510,954
Paychex, Inc.	17,359	2,011,214
Paycom Software, Inc. *	2,760	894,074
Paylocity Holding Corp. *	2,137	445,116
PayPal Holdings, Inc. *	18,918	1,541,628
Pegasystems, Inc.	2,194	85,303
Procore Technologies, Inc. *	2,787	155,933
PTC, Inc. *	5,670	764,770
RingCentral, Inc., Class A *	4,566	178,211
Salesforce, Inc. *	11,111	1,866,315
SentinelOne, Inc., Class A *	7,328	110,579
ServiceNow, Inc. *	10,787	4,909,487
Shift4 Payments, Inc., Class A *	2,700	172,908
Smartsheet, Inc., Class A *	6,811	294,303
Snowflake, Inc., Class A *	15,447	2,416,529
Splunk, Inc. *	8,757	838,658
Synopsys, Inc. *	8,209	2,903,934
Teradata Corp. *	3,016	105,198
The Western Union Co.	6,732	95,392
Thoughtworks Holding, Inc. *	4,512	48,730
Toast, Inc., Class A *	13,648	304,487
Twilio, Inc., Class A *	3,557	212,851
Tyler Technologies, Inc. *	1,938	625,528
UiPath, Inc., Class A *	1,996	30,659
Unity Software, Inc. *	8,953	318,010
VeriSign, Inc. *	535	116,657
Visa, Inc., Class A	88,654	20,409,037
VMware, Inc., Class A *	5,561	681,056
WEX, Inc. *	1,683	311,304
Wix.com Ltd. *	2,311	201,011
Workday, Inc., Class A *	10,756	1,951,461
Zoom Video Communications, Inc., Class A *	6,860	514,500
Zscaler, Inc. *	4,545	564,307
		230,210,803

Technology Hardware & Equipment 12.7%
Amphenol Corp., Class A	23,798	1,898,366
Apple Inc.	808,734	116,692,229
Arista Networks, Inc. *	13,243	1,668,883
Arrow Electronics, Inc. *	173	20,326
CDW Corp.	7,273	1,425,726
Cognex Corp.	8,690	475,691
Coherent Corp. *	1,010	43,834
Corning, Inc.	2,450	84,794
Dell Technologies, Inc., Class C	2,151	87,374
HP, Inc.	25,108	731,647
Jabil, Inc.	5,753	452,358
Keysight Technologies, Inc. *	8,935	1,602,492
National Instruments Corp.	909	49,086
NetApp, Inc.	11,793	781,050
Pure Storage, Inc., Class A *	15,240	441,046
Ubiquiti, Inc.	60	17,530
Vontier Corp.	5,166	118,973
Zebra Technologies Corp., Class A *	1,138	359,813
		126,951,218

Transportation 2.2%
C.H. Robinson Worldwide, Inc.	1,668	167,084
CSX Corp.	28,522	881,900
Delta Air Lines, Inc. *	34,359	1,343,437
SECURITY	NUMBER OF SHARES	VALUE ($)
Expeditors International of Washington, Inc.	2,646	286,165
GXO Logistics, Inc. *	626	32,759
JB Hunt Transport Services, Inc.	3,948	746,369
Landstar System, Inc.	1,694	292,774
Lyft, Inc., Class A *	13,737	223,226
Old Dominion Freight Line, Inc.	5,344	1,780,834
RXO, Inc. *	393	7,200
Uber Technologies, Inc. *	89,485	2,767,771
Union Pacific Corp.	33,095	6,757,668
United Parcel Service, Inc., Class B	35,329	6,543,991
XPO, Inc. *	393	15,665
		21,846,843

Utilities 0.0%
National Fuel Gas Co.	361	20,959
The AES Corp.	6,468	177,288
Vistra Corp.	12,231	282,047
		480,294
Total Common Stocks (Cost $819,914,228)		997,635,089

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Growth ETF	4,100	951,528
Total Investment Companies (Cost $899,982)		951,528

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (e)	4,073,717	4,073,717
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (e)(f)	549,054	549,054
		4,622,771
Total Short-Term Investments (Cost $4,622,771)		4,622,771
Total Investments in Securities (Cost $825,436,981)		1,003,209,388

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 03/17/23	37	4,339,915	79,226
S&P 500 Index, e-mini, expires 03/17/23	3	613,500	8,917
Net Unrealized Appreciation			88,143

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $541,986.
(b)	Subsequent to the period ended January 31, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023.
(c)
Subsequent to the period ended January 31, 2023, the Silicon Valley Bank, N.A.
was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy.

(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$3,444,771	$296,320	($130,612)	($3,495)	($106,594)	$3,500,390	45,213	$9,651

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$997,635,089	$—	$—	$997,635,089
Investment Companies[1]	951,528	—	—	951,528
Short-Term Investments[1]	4,622,771	—	—	4,622,771
Futures Contracts[2]	88,143	—	—	88,143
Total	$1,003,297,531	$—	$—	$1,003,297,531

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Large-Cap Value Index Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 0.9%
Aptiv plc *	6,849	774,553
BorgWarner, Inc.	7,908	373,890
Ford Motor Co.	133,426	1,802,585
General Motors Co.	47,967	1,886,063
Gentex Corp.	7,919	233,690
Harley-Davidson, Inc.	4,530	208,516
Lear Corp.	1,996	290,977
Lucid Group, Inc. *	1,194	13,958
QuantumScape Corp. *(a)	8,810	74,973
Rivian Automotive, Inc., Class A *	17,606	341,556
Thor Industries, Inc.	1,742	166,065
		6,166,826

Banks 7.5%
Bank of America Corp.	237,839	8,438,528
Bank of Hawaii Corp.	1,337	102,267
Bank OZK	3,774	172,359
BOK Financial Corp.	977	98,189
Citigroup, Inc.	65,553	3,423,178
Citizens Financial Group, Inc.	16,525	715,863
Comerica, Inc.	4,427	324,543
Commerce Bancshares, Inc.	3,859	256,855
Cullen/Frost Bankers, Inc.	1,980	257,954
East West Bancorp, Inc.	4,789	376,032
F.N.B. Corp.	11,777	168,058
Fifth Third Bancorp	23,056	836,702
First Citizens BancShares, Inc., Class A	279	216,973
First Hawaiian, Inc.	4,314	118,376
First Horizon Corp.	17,917	443,087
First Republic Bank	6,152	866,694
Huntington Bancshares, Inc.	48,556	736,595
JPMorgan Chase & Co.	98,774	13,824,409
KeyCorp	31,435	603,238
M&T Bank Corp.	5,817	907,452
MGIC Investment Corp.	9,965	140,706
New York Community Bancorp, Inc.	22,539	225,165
PacWest Bancorp	3,922	108,483
Pinnacle Financial Partners, Inc.	2,526	198,872
Popular, Inc.	2,406	165,148
Prosperity Bancshares, Inc.	2,973	225,532
Regions Financial Corp.	31,630	744,570
Rocket Cos., Inc., Class A	1,726	16,242
Signature Bank (b)	1,981	255,450
SVB Financial Group *(c)	716	216,547
Synovus Financial Corp.	4,850	203,457
TFS Financial Corp.	1,649	23,498
The PNC Financial Services Group, Inc.	13,632	2,255,142
Truist Financial Corp.	45,016	2,223,340
U.S. Bancorp	45,438	2,262,812
Umpqua Holdings Corp.	7,292	132,714
UWM Holdings Corp.	281	1,287
SECURITY	NUMBER OF SHARES	VALUE ($)
Webster Financial Corp.	5,859	308,476
Wells Fargo & Co.	128,430	6,019,514
Western Alliance Bancorp	1,384	104,312
Wintrust Financial Corp.	2,020	184,769
Zions Bancorp NA	4,996	265,587
		49,168,975

Capital Goods 8.0%
3M Co.	18,667	2,148,198
A.O. Smith Corp.	3,203	216,843
Acuity Brands, Inc.	1,080	203,602
AECOM	4,189	365,574
AGCO Corp.	1,829	252,640
Air Lease Corp.	3,508	157,755
Allegion plc	618	72,646
Allison Transmission Holdings, Inc.	672	30,294
AMETEK, Inc.	7,798	1,130,086
Armstrong World Industries, Inc.	658	50,936
Axon Enterprise, Inc. *	515	100,652
Builders FirstSource, Inc. *	4,925	392,522
BWX Technologies, Inc.	1,879	114,356
Carlisle Cos., Inc.	274	68,736
Carrier Global Corp.	28,276	1,287,406
Caterpillar, Inc.	2,273	573,455
Core & Main, Inc., Class A *	1,566	34,562
Crane Holdings Co.	1,586	183,833
Cummins, Inc.	4,768	1,189,807
Curtiss-Wright Corp.	1,290	213,882
Donaldson Co., Inc.	3,455	215,419
Dover Corp.	4,739	719,522
Eaton Corp. plc	13,516	2,192,430
Emerson Electric Co.	13,615	1,228,345
Esab Corp.	1,710	98,855
Flowserve Corp.	4,397	151,345
Fortive Corp.	11,982	815,135
Fortune Brands Innovations, Inc.	2,855	184,176
Gates Industrial Corp. plc *	3,657	48,309
General Dynamics Corp.	8,239	1,920,181
General Electric Co.	35,007	2,817,363
Graco, Inc.	1,780	121,610
Hayward Holdings, Inc. *	2,336	31,513
HEICO Corp.	98	16,753
HEICO Corp., Class A	162	21,656
Hexcel Corp.	2,824	199,318
Honeywell International, Inc.	16,113	3,359,238
Howmet Aerospace, Inc.	11,333	461,140
Hubbell, Inc.	1,812	414,785
Huntington Ingalls Industries, Inc.	1,035	228,259
IDEX Corp.	2,113	506,444
Illinois Tool Works, Inc.	1,049	247,606
Ingersoll Rand, Inc.	13,745	769,720
ITT, Inc.	2,812	257,551
Johnson Controls International plc	23,305	1,621,329
L3Harris Technologies, Inc.	6,431	1,381,507
Lennox International, Inc.	1,084	282,512

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Masco Corp.	7,235	384,902
MasTec, Inc. *	2,054	201,764
Masterbrand, Inc. *	2,867	26,376
MDU Resources Group, Inc.	6,802	210,250
Mercury Systems, Inc. *	1,677	83,825
MSC Industrial Direct Co., Inc., Class A	1,559	128,929
Nordson Corp.	1,484	361,057
Northrop Grumman Corp.	4,377	1,961,071
nVent Electric plc	5,562	221,090
Oshkosh Corp.	2,211	222,825
Otis Worldwide Corp.	12,385	1,018,419
Owens Corning	3,164	305,801
PACCAR, Inc.	11,543	1,261,765
Parker-Hannifin Corp.	3,347	1,091,122
Pentair plc	5,580	309,020
Plug Power, Inc. *	8,830	150,287
Quanta Services, Inc.	2,190	333,296
Raytheon Technologies Corp.	49,781	4,970,633
Regal Rexnord Corp.	2,243	312,226
Rockwell Automation, Inc.	1,265	356,768
Sensata Technologies Holding plc	5,093	258,979
SiteOne Landscape Supply, Inc. *	588	89,088
Snap-on, Inc.	1,780	442,739
Spirit AeroSystems Holdings, Inc., Class A *	177	6,399
Stanley Black & Decker, Inc.	4,999	446,461
Sunrun, Inc. *	7,025	184,617
Textron, Inc.	7,060	514,321
The AZEK Co., Inc. *	3,759	90,705
The Boeing Co. *	12,785	2,723,205
The Middleby Corp. *	1,690	262,711
The Timken Co.	2,064	169,970
Trane Technologies plc	3,257	583,394
TransDigm Group, Inc.	1,066	765,121
United Rentals, Inc. *	1,278	563,534
Univar Solutions, Inc. *	5,423	186,985
Valmont Industries, Inc.	609	200,806
Vertiv Holdings Co.	8,638	122,832
Watsco, Inc.	524	150,582
WESCO International, Inc. *	708	105,499
Westinghouse Air Brake Technologies Corp.	6,125	635,836
WillScot Mobile Mini Holdings Corp. *	3,213	155,702
Woodward, Inc.	1,982	202,679
Xylem, Inc.	5,211	541,996
		52,415,393

Commercial & Professional Services 0.8%
CACI International, Inc., Class A *	787	242,467
Cintas Corp.	196	86,973
Clarivate plc *	15,925	177,086
Clean Harbors, Inc. *	1,717	223,725
CoStar Group, Inc. *	11,696	911,118
Driven Brands Holdings, Inc. *	2,000	58,380
Dun & Bradstreet Holdings, Inc.	8,496	124,466
Equifax, Inc.	2,057	457,065
FTI Consulting, Inc. *	660	105,283
IAA, Inc. *	760	31,715
Jacobs Solutions, Inc.	4,326	534,477
KBR, Inc.	1,615	82,737
Leidos Holdings, Inc.	4,610	455,652
ManpowerGroup, Inc.	1,697	147,911
MSA Safety, Inc.	766	104,475
Republic Services, Inc.	6,534	815,574
Robert Half International, Inc.	422	35,431
Rollins, Inc.	582	21,185
Science Applications International Corp.	1,852	192,201
Stericycle, Inc. *	3,096	166,596
Tetra Tech, Inc.	1,046	162,674
SECURITY	NUMBER OF SHARES	VALUE ($)
TransUnion	1,735	124,486
Waste Management, Inc.	874	135,234
		5,396,911

Consumer Durables & Apparel 1.0%
Brunswick Corp.	2,014	169,841
Capri Holdings Ltd. *	4,259	283,181
Carter's, Inc.	1,261	105,130
Columbia Sportswear Co.	1,218	116,806
D.R. Horton, Inc.	5,085	501,839
Deckers Outdoor Corp. *	104	44,458
Garmin Ltd.	5,218	515,956
Hanesbrands, Inc.	11,783	99,448
Hasbro, Inc.	4,460	263,898
Leggett & Platt, Inc.	4,492	164,227
Lennar Corp., Class A	8,487	869,069
Lennar Corp., Class B	502	43,353
Mattel, Inc. *	6,155	125,931
Mohawk Industries, Inc. *	1,772	212,746
Newell Brands, Inc.	12,718	202,979
NVR, Inc. *	28	147,560
Peloton Interactive, Inc., Class A *	10,486	135,584
Polaris, Inc.	478	54,894
PulteGroup, Inc.	4,651	264,595
PVH Corp.	2,186	196,521
Ralph Lauren Corp.	1,369	169,551
Skechers U.S.A., Inc., Class A *	3,830	184,414
Tapestry, Inc.	7,097	323,410
Tempur Sealy International, Inc.	5,661	230,686
Toll Brothers, Inc.	1,726	102,680
TopBuild Corp. *	166	33,210
Under Armour, Inc., Class A *	6,389	79,160
Under Armour, Inc., Class C *	6,597	71,907
VF Corp.	11,840	366,330
Whirlpool Corp.	1,810	281,618
		6,360,982

Consumer Services 2.1%
ADT, Inc.	7,095	62,365
Aramark	7,855	349,783
Boyd Gaming Corp.	2,579	160,697
Bright Horizons Family Solutions, Inc. *	1,397	107,262
Caesars Entertainment, Inc. *	2,173	113,126
Carnival Corp. *	33,047	357,569
Darden Restaurants, Inc.	1,116	165,135
Domino’s Pizza, Inc.	321	113,313
Grand Canyon Education, Inc. *	1,028	119,824
H&R Block, Inc.	889	34,653
Hilton Worldwide Holdings, Inc.	2,501	362,870
Hyatt Hotels Corp., Class A *	1,596	174,156
Las Vegas Sands Corp. *	7,023	414,357
Marriott Vacations Worldwide Corp.	1,260	201,650
McDonald’s Corp.	18,944	5,065,626
MGM Resorts International	10,856	449,547
Mister Car Wash, Inc. *	726	7,456
Norwegian Cruise Line Holdings Ltd. *	13,046	198,430
Penn Entertainment, Inc. *	5,211	184,730
Planet Fitness, Inc., Class A *	754	63,826
Royal Caribbean Cruises Ltd. *	7,454	484,063
Service Corp. International	5,069	375,866
Six Flags Entertainment Corp. *	1,260	33,831
Starbucks Corp.	24,851	2,712,238
Travel & Leisure Co.	778	32,964
Vail Resorts, Inc.	72	18,888
Wyndham Hotels & Resorts, Inc.	894	69,294

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wynn Resorts Ltd. *	3,089	320,144
Yum! Brands, Inc.	8,444	1,102,026
		13,855,689

Diversified Financials 9.4%
Affiliated Managers Group, Inc.	1,260	217,652
AGNC Investment Corp.	19,223	222,987
Ally Financial, Inc.	10,110	328,474
American Express Co.	19,103	3,341,688
Ameriprise Financial, Inc.	1,304	456,556
Annaly Capital Management, Inc.	15,843	371,835
Apollo Global Management, Inc.	3,906	276,467
Berkshire Hathaway, Inc., Class B *	61,092	19,031,380
BlackRock, Inc.	5,081	3,857,546
Capital One Financial Corp.	12,887	1,533,553
Cboe Global Markets, Inc.	3,586	440,648
CME Group, Inc.	12,144	2,145,359
Coinbase Global, Inc., Class A *(a)	5,413	316,552
Corebridge Financial, Inc.	2,732	59,448
Credit Acceptance Corp. *	203	93,916
Discover Financial Services	9,233	1,077,768
Equitable Holdings, Inc.	12,478	400,169
Evercore, Inc., Class A	1,232	159,926
Franklin Resources, Inc.	9,680	302,016
Interactive Brokers Group, Inc., Class A	3,130	250,212
Intercontinental Exchange, Inc.	18,685	2,009,572
Invesco Ltd.	12,688	234,855
Janus Henderson Group plc	4,598	119,180
Jefferies Financial Group, Inc.	6,800	267,104
KKR & Co., Inc.	19,353	1,080,091
Lazard Ltd., Class A	2,821	113,066
Moody's Corp.	309	99,730
Morgan Stanley	41,749	4,063,430
Morningstar, Inc.	77	18,702
MSCI, Inc.	651	346,045
Nasdaq, Inc.	11,635	700,311
Northern Trust Corp.	6,956	674,523
OneMain Holdings, Inc.	3,872	167,038
Raymond James Financial, Inc.	6,058	683,161
Rithm Capital Corp.	14,541	136,831
Robinhood Markets, Inc., Class A *	18,946	197,228
S&P Global, Inc.	11,025	4,133,713
SEI Investments Co.	3,469	216,570
SLM Corp.	8,442	148,326
SoFi Technologies, Inc. *	27,213	188,586
Starwood Property Trust, Inc.	9,861	205,996
State Street Corp.	12,414	1,133,771
Stifel Financial Corp.	3,482	234,722
Synchrony Financial	15,189	557,892
T. Rowe Price Group, Inc.	7,444	867,003
The Bank of New York Mellon Corp.	24,859	1,257,120
The Carlyle Group, Inc.	7,031	252,905
The Charles Schwab Corp. (d)	22,763	1,762,311
The Goldman Sachs Group, Inc.	11,107	4,063,052
Tradeweb Markets, Inc., Class A	1,340	99,883
Upstart Holdings, Inc. *	1,934	36,127
Virtu Financial, Inc., Class A	3,222	62,217
Voya Financial, Inc.	3,278	228,706
		61,243,919

Energy 8.2%
Antero Midstream Corp.	11,355	123,769
Antero Resources Corp. *	3,345	96,470
APA Corp.	10,839	480,493
Baker Hughes Co.	31,859	1,011,205
Cheniere Energy, Inc.	3,579	546,835
Chesapeake Energy Corp.	4,102	355,725
SECURITY	NUMBER OF SHARES	VALUE ($)
Chevron Corp.	65,492	11,396,918
ConocoPhillips	42,206	5,143,645
Coterra Energy, Inc.	22,217	556,091
Devon Energy Corp.	11,242	710,944
Diamondback Energy, Inc.	2,552	372,898
DTE Midstream LLC *	3,269	178,684
EOG Resources, Inc.	5,325	704,231
EQT Corp.	12,478	407,656
Exxon Mobil Corp.	139,549	16,189,079
Halliburton Co.	16,622	685,159
Hess Corp.	2,072	311,131
HF Sinclair Corp.	4,579	260,545
Kinder Morgan, Inc.	67,232	1,230,346
Marathon Oil Corp.	21,411	588,160
Marathon Petroleum Corp.	15,840	2,035,757
NOV, Inc.	13,268	324,270
Occidental Petroleum Corp.	4,688	303,735
ONEOK, Inc.	13,337	913,318
Ovintiv, Inc.	2,420	119,137
PDC Energy, Inc.	1,375	93,129
Phillips 66	15,995	1,603,819
Pioneer Natural Resources Co.	3,619	833,637
Range Resources Corp.	2,735	68,430
Schlumberger Ltd.	47,822	2,724,898
Southwestern Energy Co. *	34,442	190,120
The Williams Cos., Inc.	41,206	1,328,481
Valero Energy Corp.	13,020	1,823,191
Vitesse Energy, Inc. *	796	12,704
		53,724,610

Food & Staples Retailing 1.5%
Albertsons Cos., Inc., Class A	5,685	120,522
BJ's Wholesale Club Holdings, Inc. *	1,669	120,952
Casey's General Stores, Inc.	1,258	296,775
Grocery Outlet Holding Corp. *	2,759	83,846
Performance Food Group Co. *	3,539	217,012
The Kroger Co.	22,183	990,027
U.S. Foods Holding Corp. *	6,848	261,114
Walgreens Boots Alliance, Inc.	24,270	894,592
Walmart, Inc.	48,132	6,924,751
		9,909,591

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	60,702	2,734,018
Archer-Daniels-Midland Co.	18,504	1,533,056
Brown-Forman Corp., Class A	635	42,227
Brown-Forman Corp., Class B	2,544	169,380
Bunge Ltd.	4,681	463,887
Campbell Soup Co.	6,569	341,128
Conagra Brands, Inc.	15,914	591,842
Constellation Brands, Inc., Class A	5,126	1,186,772
Darling Ingredients, Inc. *	5,049	334,698
Flowers Foods, Inc.	6,324	175,112
Freshpet, Inc. *	679	43,001
General Mills, Inc.	20,160	1,579,738
Hormel Foods Corp.	9,702	439,598
Ingredion, Inc.	2,225	228,730
Kellogg Co.	3,911	268,216
Keurig Dr Pepper, Inc.	29,014	1,023,614
McCormick & Co., Inc. - Non Voting Shares	8,478	636,867
Molson Coors Beverage Co., Class B	5,933	311,957
Mondelez International, Inc., Class A	46,157	3,020,514
Monster Beverage Corp. *	925	96,274
PepsiCo, Inc.	7,254	1,240,579
Philip Morris International, Inc.	52,472	5,469,681
Pilgrim's Pride Corp. *	743	18,040
Post Holdings, Inc. *	1,846	175,278

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Seaboard Corp.	9	35,284
The Boston Beer Co., Inc., Class A *	16	6,218
The Coca-Cola Co.	33,051	2,026,687
The Hershey Co.	656	147,338
The JM Smucker Co.	3,486	532,661
The Kraft Heinz Co.	23,641	958,170
Tyson Foods, Inc., Class A	9,636	633,567
		26,464,132

Health Care Equipment & Services 6.5%
Abbott Laboratories	50,403	5,572,052
Acadia Healthcare Co., Inc. *	3,021	253,824
agilon health, Inc. *	464	10,097
Align Technology, Inc. *	661	178,292
Amedisys, Inc. *	1,080	104,393
Baxter International, Inc.	14,373	656,702
Becton, Dickinson & Co.	9,614	2,424,843
Boston Scientific Corp. *	48,318	2,234,707
Cardinal Health, Inc.	8,864	684,744
Centene Corp. *	19,240	1,466,858
Certara, Inc. *	1,337	25,938
Chemed Corp.	317	160,129
Cigna Corp.	8,525	2,699,612
CVS Health Corp.	44,390	3,916,086
Definitive Healthcare Corp. *	621	7,688
Dentsply Sirona, Inc.	7,269	267,717
Doximity, Inc., Class A *	2,034	71,739
Elevance Health, Inc.	5,681	2,840,443
Encompass Health Corp.	3,298	205,960
Enhabit, Inc. *	1,606	24,668
Enovis Corp. *	1,708	107,519
Envista Holdings Corp. *	5,481	213,704
GE Healthcare, Inc. *	11,668	811,159
Globus Medical, Inc., Class A *	2,403	181,427
HCA Healthcare, Inc.	6,860	1,749,780
Henry Schein, Inc. *	4,577	394,309
Hologic, Inc. *	8,322	677,161
Humana, Inc.	1,258	643,719
ICU Medical, Inc. *	554	107,049
Integra LifeSciences Holdings Corp. *	2,445	140,099
Intuitive Surgical, Inc. *	946	232,423
Laboratory Corp. of America Holdings	2,996	755,352
Masimo Corp. *	378	64,290
McKesson Corp.	3,862	1,462,462
Medtronic plc	45,260	3,787,809
Molina Healthcare, Inc. *	434	135,334
Oak Street Health, Inc. *	3,935	114,351
Premier, Inc., Class A	3,976	132,639
Quest Diagnostics, Inc.	3,840	570,163
QuidelOrtho Corp. *	1,648	141,085
Signify Health, Inc., Class A *	2,607	74,195
STERIS plc	3,376	697,178
Stryker Corp.	5,532	1,404,077
Tandem Diabetes Care, Inc. *	150	6,111
Teladoc Health, Inc. *	4,900	144,060
Teleflex, Inc.	1,589	386,794
Tenet Healthcare Corp. *	3,584	196,582
The Cooper Cos., Inc.	1,644	573,641
UnitedHealth Group, Inc.	2,851	1,423,191
Universal Health Services, Inc., Class B	2,103	311,686
Zimmer Biomet Holdings, Inc.	7,099	903,987
		42,349,828

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	4,500	363,870
Colgate-Palmolive Co.	10,789	804,104
Coty, Inc., Class A *	11,976	119,281
SECURITY	NUMBER OF SHARES	VALUE ($)
Kimberly-Clark Corp.	4,633	602,336
Reynolds Consumer Products, Inc.	1,840	54,777
Spectrum Brands Holdings, Inc.	1,347	91,434
The Clorox Co.	713	103,164
The Procter & Gamble Co.	45,881	6,532,537
		8,671,503

Insurance 3.6%
Aflac, Inc.	20,860	1,533,210
American Financial Group, Inc.	2,281	325,248
American International Group, Inc.	25,159	1,590,552
Aon plc, Class A	401	127,791
Arch Capital Group Ltd. *	8,089	520,527
Arthur J. Gallagher & Co.	6,236	1,220,510
Assurant, Inc.	1,683	223,149
Assured Guaranty Ltd.	1,935	121,131
Axis Capital Holdings Ltd.	2,624	164,184
Brighthouse Financial, Inc. *	2,305	129,702
Brown & Brown, Inc.	7,394	432,993
Chubb Ltd.	14,071	3,201,012
Cincinnati Financial Corp.	5,185	586,683
CNA Financial Corp.	924	40,249
Erie Indemnity Co., Class A	221	54,001
Everest Re Group Ltd.	912	318,917
F&G Annuities & Life, Inc.	647	13,885
Fidelity National Financial, Inc.	8,794	387,200
First American Financial Corp.	3,397	210,172
Globe Life, Inc.	3,030	366,175
Kemper Corp.	2,145	125,976
Lincoln National Corp.	4,544	160,994
Loews Corp.	6,650	408,842
Markel Corp. *	348	490,325
Marsh & McLennan Cos., Inc.	1,800	314,838
MetLife, Inc.	22,359	1,632,654
Old Republic International Corp.	9,476	250,072
Primerica, Inc.	1,235	199,761
Principal Financial Group, Inc.	8,191	758,077
Prudential Financial, Inc.	12,457	1,307,237
Reinsurance Group of America, Inc.	2,264	343,607
RenaissanceRe Holdings Ltd.	659	128,960
The Allstate Corp.	8,942	1,148,779
The Hanover Insurance Group, Inc.	1,194	160,688
The Hartford Financial Services Group, Inc.	10,739	833,454
The Progressive Corp.	2,576	351,238
The Travelers Cos., Inc.	7,917	1,513,097
Unum Group	6,721	282,484
W.R. Berkley Corp.	6,966	488,595
White Mountains Insurance Group Ltd.	85	129,877
Willis Towers Watson plc	3,641	925,506
		23,522,352

Materials 4.5%
Air Products & Chemicals, Inc.	7,496	2,402,543
Albemarle Corp.	1,920	540,384
Alcoa Corp.	5,993	313,074
Amcor plc	50,724	611,731
AptarGroup, Inc.	2,222	256,952
Ardagh Metal Packaging S.A.	3,498	19,659
Ashland, Inc.	1,707	186,524
Avery Dennison Corp.	1,056	200,049
Axalta Coating Systems Ltd. *	5,642	169,824
Ball Corp.	6,289	366,271
Berry Global Group, Inc.	2,185	134,880
Celanese Corp.	3,665	451,528
Cleveland-Cliffs, Inc. *	17,307	369,504
Corteva, Inc.	24,204	1,559,948
Crown Holdings, Inc.	469	41,347

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dow, Inc.	23,827	1,414,132
DuPont de Nemours, Inc.	16,965	1,254,562
Eagle Materials, Inc.	217	31,699
Eastman Chemical Co.	4,050	357,089
Ecolab, Inc.	981	151,888
Element Solutions, Inc.	7,611	155,873
FMC Corp.	2,808	373,829
Freeport-McMoRan, Inc.	48,249	2,152,870
Ginkgo Bioworks Holdings, Inc. *(a)	23,971	46,743
Graphic Packaging Holding Co.	2,372	57,142
Huntsman Corp.	6,141	194,608
International Flavors & Fragrances, Inc.	8,621	969,518
International Paper Co.	12,015	502,467
Linde plc	13,216	4,373,703
Louisiana-Pacific Corp.	2,165	147,415
LyondellBasell Industries N.V., Class A	8,692	840,430
Martin Marietta Materials, Inc.	1,918	689,790
NewMarket Corp.	200	68,902
Newmont Corp.	26,888	1,423,182
Nucor Corp.	8,674	1,466,080
Olin Corp.	4,283	276,639
Packaging Corp. of America	3,088	440,658
PPG Industries, Inc.	3,740	487,472
Reliance Steel & Aluminum Co.	1,977	449,669
Royal Gold, Inc.	2,079	264,095
RPM International, Inc.	4,103	368,901
Silgan Holdings, Inc.	2,837	152,886
Sonoco Products Co.	3,276	200,196
Southern Copper Corp.	991	74,533
SSR Mining, Inc.	6,958	117,869
Steel Dynamics, Inc.	5,630	679,203
The Chemours Co.	2,016	73,362
The Mosaic Co.	10,091	499,908
The Scotts Miracle-Gro Co.	900	64,971
United States Steel Corp.	7,818	222,735
Vulcan Materials Co.	2,297	421,109
Westlake Corp.	1,114	136,744
Westrock Co.	8,585	336,875
		29,563,965

Media & Entertainment 5.7%
Activision Blizzard, Inc.	26,295	2,013,408
Alphabet, Inc., Class A *	26,481	2,617,382
Alphabet, Inc., Class C *	23,483	2,345,247
Altice USA, Inc., Class A *	6,996	34,280
AMC Entertainment Holdings, Inc., Class A *(a)	17,478	93,507
Cable One, Inc.	76	60,031
Comcast Corp., Class A	145,279	5,716,729
DISH Network Corp., Class A *	8,457	121,696
Electronic Arts, Inc.	8,794	1,131,612
Fox Corp., Class A	10,060	341,436
Fox Corp., Class B	4,817	152,699
IAC, Inc. *	2,595	146,618
Liberty Broadband Corp., Class A *	312	27,961
Liberty Broadband Corp., Class C *	2,150	193,027
Liberty Media Corp. - Liberty Formula One, Class A *	633	40,309
Liberty Media Corp. - Liberty Formula One, Class C *	6,033	427,136
Liberty Media Corp. - Liberty SiriusXM, Class A	1,829	74,294
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,765	151,730
Live Nation Entertainment, Inc. *	2,627	211,447
Madison Square Garden Sports Corp.	320	58,189
Match Group, Inc. *	607	32,851
SECURITY	NUMBER OF SHARES	VALUE ($)
Meta Platforms, Inc., Class A *	59,913	8,925,240
Netflix, Inc. *	8,138	2,879,713
News Corp., Class A	12,801	259,348
News Corp., Class B	3,992	81,596
Nexstar Media Group, Inc., Class A	1,110	227,295
Omnicom Group, Inc.	6,887	592,213
Paramount Global, Class A	348	9,274
Paramount Global, Class B	19,471	450,948
Pinterest, Inc., Class A *	15,558	409,020
Playtika Holding Corp. *	295	3,095
Roku, Inc. *	2,949	169,567
Sirius XM Holdings, Inc. (a)	23,687	137,148
Take-Two Interactive Software, Inc. *	947	107,229
The Interpublic Group of Cos., Inc.	13,136	478,939
The New York Times Co., Class A	5,471	190,610
The Walt Disney Co. *	57,569	6,245,661
TripAdvisor, Inc. *	3,183	74,164
Warner Bros Discovery, Inc. *	21,279	315,355
		37,548,004

Pharmaceuticals, Biotechnology & Life Sciences 9.8%
10X Genomics, Inc., Class A *	323	15,126
Agilent Technologies, Inc.	1,019	154,970
Amgen, Inc.	2,894	730,446
Avantor, Inc. *	1,468	35,085
Azenta, Inc. *	2,501	139,806
Biogen, Inc. *	4,851	1,411,156
BioMarin Pharmaceutical, Inc. *	6,244	720,245
Bio-Rad Laboratories, Inc., Class A *	724	338,441
Bristol-Myers Squibb Co.	72,119	5,239,445
Catalent, Inc. *	4,105	219,823
Charles River Laboratories International, Inc. *	115	27,974
Danaher Corp.	20,430	5,401,283
Elanco Animal Health, Inc. *	14,998	205,923
Eli Lilly & Co.	5,307	1,826,404
Exact Sciences Corp. *	4,854	327,742
Exelixis, Inc. *	1,376	24,245
Gilead Sciences, Inc.	42,510	3,568,289
Horizon Therapeutics plc *	516	56,616
Illumina, Inc. *	5,318	1,139,116
Incyte Corp. *	836	71,177
Ionis Pharmaceuticals, Inc. *	364	14,513
Jazz Pharmaceuticals plc *	2,087	326,949
Johnson & Johnson	89,122	14,564,317
Merck & Co., Inc.	49,771	5,345,903
Mirati Therapeutics, Inc. *	1,518	81,076
Moderna, Inc. *	10,561	1,859,370
Natera, Inc. *	231	9,917
Organon & Co.	8,626	259,901
PerkinElmer, Inc.	4,267	586,840
Perrigo Co., plc	4,533	169,625
Pfizer, Inc.	191,395	8,452,003
QIAGEN N.V. *	7,681	376,369
Regeneron Pharmaceuticals, Inc. *	2,998	2,273,893
Repligen Corp. *	538	99,691
Royalty Pharma plc, Class A	12,587	493,285
Syneos Health, Inc. *	2,854	102,516
Thermo Fisher Scientific, Inc.	11,633	6,634,649
Ultragenyx Pharmaceutical, Inc. *	479	21,713
United Therapeutics Corp. *	1,510	397,387
Vertex Pharmaceuticals, Inc. *	485	156,703
Viatris, Inc.	40,998	498,536
		64,378,468

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate 4.7%
Alexandria Real Estate Equities, Inc.	5,479	880,694
American Homes 4 Rent, Class A	10,427	357,542
American Tower Corp.	3,659	817,384
Americold Realty Trust, Inc.	9,116	286,334
Apartment Income REIT Corp.	4,643	177,641
AvalonBay Communities, Inc.	4,723	838,049
Boston Properties, Inc.	5,306	395,509
Brixmor Property Group, Inc.	10,125	238,241
Camden Property Trust	3,216	396,243
CBRE Group, Inc., Class A *	5,464	467,227
Cousins Properties, Inc.	5,099	139,815
CubeSmart	7,574	346,813
Digital Realty Trust, Inc.	9,704	1,112,272
Douglas Emmett, Inc.	5,708	95,609
EastGroup Properties, Inc.	1,397	235,045
EPR Properties	2,498	106,115
Equinix, Inc.	769	567,622
Equity LifeStyle Properties, Inc.	2,321	166,601
Equity Residential	12,522	797,025
Essex Property Trust, Inc.	2,199	497,128
Extra Space Storage, Inc.	3,947	622,955
Federal Realty Investment Trust	2,720	303,362
First Industrial Realty Trust, Inc.	4,473	238,635
Gaming & Leisure Properties, Inc.	8,263	442,566
Healthcare Realty Trust, Inc.	12,861	276,897
Healthpeak Properties, Inc.	18,240	501,235
Highwoods Properties, Inc.	3,508	106,538
Host Hotels & Resorts, Inc.	23,959	451,627
Hudson Pacific Properties, Inc.	4,664	53,123
Invitation Homes, Inc.	20,637	670,702
Iron Mountain, Inc.	2,446	133,503
JBG SMITH Properties	3,619	72,887
Jones Lang LaSalle, Inc. *	1,619	299,305
Kilroy Realty Corp.	3,926	161,123
Kimco Realty Corp.	20,430	458,858
Lamar Advertising Co., Class A	352	37,502
Life Storage, Inc.	2,851	308,022
Medical Properties Trust, Inc.	20,154	260,994
Mid-America Apartment Communities, Inc.	3,881	647,040
National Retail Properties, Inc.	6,045	286,231
National Storage Affiliates Trust	2,865	116,892
Omega Healthcare Investors, Inc.	7,915	233,018
Opendoor Technologies, Inc. *	11,863	25,980
Park Hotels & Resorts, Inc.	7,517	110,575
Prologis, Inc.	31,170	4,029,658
Public Storage	1,093	332,644
Rayonier, Inc.	4,914	178,820
Realty Income Corp.	21,226	1,439,760
Regency Centers Corp.	5,801	386,521
Rexford Industrial Realty, Inc.	6,218	394,656
SBA Communications Corp.	2,784	828,324
Simon Property Group, Inc.	5,682	729,910
SL Green Realty Corp.	2,161	88,925
Spirit Realty Capital, Inc.	4,688	205,709
STORE Capital Corp.	8,624	277,779
Sun Communities, Inc.	4,114	645,322
The Howard Hughes Corp. *	1,238	105,837
UDR, Inc.	10,955	466,573
Ventas, Inc.	13,502	699,539
VICI Properties, Inc.	32,535	1,112,046
Vornado Realty Trust	5,959	145,340
Welltower, Inc.	16,002	1,200,790
WeWork, Inc., Class A *	7,300	11,607
Weyerhaeuser Co.	24,891	856,997
WP Carey, Inc.	6,971	596,230
SECURITY	NUMBER OF SHARES	VALUE ($)
Zillow Group, Inc., Class A *	1,762	75,696
Zillow Group, Inc., Class C *	5,014	221,669
		30,768,831

Retailing 2.2%
Advance Auto Parts, Inc.	1,878	285,982
AutoNation, Inc. *	1,138	144,207
AutoZone, Inc. *	59	143,892
Bath & Body Works, Inc.	7,753	356,715
Best Buy Co., Inc.	4,676	414,855
Burlington Stores, Inc. *	141	32,406
CarMax, Inc. *	4,730	333,228
Dick's Sporting Goods, Inc.	1,791	234,191
Dollar Tree, Inc. *	4,959	744,743
DoorDash, Inc., Class A *	976	56,530
eBay, Inc.	15,977	790,861
GameStop Corp., Class A *(a)	9,048	197,880
Genuine Parts Co.	4,314	723,975
Kohl's Corp.	3,954	127,991
Leslie's, Inc. *	572	8,860
Lithia Motors, Inc.	921	242,407
LKQ Corp.	8,457	498,625
Lowe’s Cos., Inc.	2,880	599,760
Macy's, Inc.	9,076	214,466
Nordstrom, Inc.	559	10,923
Ollie's Bargain Outlet Holdings, Inc. *	2,001	109,575
O'Reilly Automotive, Inc. *	1,242	984,099
Penske Automotive Group, Inc.	879	112,354
Petco Health & Wellness Co., Inc. *	2,727	31,879
RH *	400	124,796
Ross Stores, Inc.	6,643	785,136
Target Corp.	7,040	1,211,866
The Gap, Inc.	6,565	89,087
The Home Depot, Inc.	14,695	4,763,678
Victoria's Secret & Co. *	797	33,594
Wayfair, Inc., Class A *	958	57,959
Williams-Sonoma, Inc.	468	63,152
		14,529,672

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc. *	11,595	871,364
Analog Devices, Inc.	13,883	2,380,518
Cirrus Logic, Inc. *	1,849	167,131
First Solar, Inc. *	3,593	638,117
GLOBALFOUNDRIES, Inc. *(a)	1,622	96,152
Intel Corp.	138,577	3,916,186
Marvell Technology, Inc.	28,717	1,239,138
Microchip Technology, Inc.	2,619	203,287
Micron Technology, Inc.	29,818	1,798,025
MKS Instruments, Inc.	1,930	197,478
ON Semiconductor Corp. *	5,524	405,738
Qorvo, Inc. *	3,424	372,052
Skyworks Solutions, Inc.	5,442	596,824
Teradyne, Inc.	494	50,240
Texas Instruments, Inc.	9,681	1,715,570
Wolfspeed, Inc. *	4,174	321,440
		14,969,260

Software & Services 4.0%
Affirm Holdings, Inc. *	7,390	119,644
Akamai Technologies, Inc. *	5,242	466,276
Amdocs Ltd.	4,093	376,269
ANSYS, Inc. *	1,393	371,039
Automatic Data Processing, Inc.	1,164	262,843
Bill.com Holdings, Inc. *	3,347	386,980
Black Knight, Inc. *	4,755	288,105

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Block, Inc. *	18,141	1,482,482
Broadridge Financial Solutions, Inc.	364	54,731
CCC Intelligent Solutions Holdings, Inc. *	3,506	32,430
Ceridian HCM Holding, Inc. *	3,760	271,773
Cognizant Technology Solutions Corp., Class A	17,365	1,159,114
Concentrix Corp.	1,432	203,072
Coupa Software, Inc. *	1,128	90,150
Dolby Laboratories, Inc., Class A	2,057	163,655
DoubleVerify Holdings, Inc. *	350	9,516
Dropbox, Inc., Class A *	632	14,681
DXC Technology Co. *	7,750	222,657
Euronet Worldwide, Inc. *	395	44,509
Fidelity National Information Services, Inc.	20,065	1,505,678
Fiserv, Inc. *	18,120	1,933,042
Gen Digital, Inc.	12,185	280,377
Genpact Ltd.	2,878	136,072
Global Payments, Inc.	9,080	1,023,498
GoDaddy, Inc., Class A *	4,569	375,252
Guidewire Software, Inc. *	2,759	202,069
Informatica, Inc., Class A *	975	17,355
International Business Machines Corp.	10,116	1,362,929
Jamf Holding Corp. *	360	7,153
Kyndryl Holdings, Inc. *	6,874	92,043
Manhattan Associates, Inc. *	799	104,158
nCino, Inc. *	1,892	54,111
NCR Corp. *	4,066	111,490
Nutanix, Inc., Class A *	3,711	103,426
Okta, Inc. *	4,431	326,166
Oracle Corp.	16,200	1,433,052
Paycor HCM, Inc. *	1,867	46,880
PayPal Holdings, Inc. *	26,706	2,176,272
Procore Technologies, Inc. *	664	37,151
Roper Technologies, Inc.	3,573	1,524,778
Salesforce, Inc. *	25,615	4,302,552
SentinelOne, Inc., Class A *	1,977	29,833
Snowflake, Inc., Class A *	663	103,720
SS&C Technologies Holdings, Inc.	7,467	450,633
Teradata Corp. *	1,588	55,389
The Western Union Co.	8,625	122,216
Twilio, Inc., Class A *	3,650	218,416
Tyler Technologies, Inc. *	177	57,130
UiPath, Inc., Class A *	11,547	177,362
Unity Software, Inc. *	2,735	97,147
VeriSign, Inc. *	2,803	611,194
VMware, Inc., Class A *	3,672	449,710
WEX, Inc. *	402	74,358
Wix.com Ltd. *	424	36,880
Zoom Video Communications, Inc., Class A *	4,247	318,525
		25,977,943

Technology Hardware & Equipment 2.4%
Amphenol Corp., Class A	4,880	389,277
Arrow Electronics, Inc. *	1,977	232,278
Avnet, Inc.	3,069	140,806
Ciena Corp. *	5,001	260,152
Cisco Systems, Inc.	139,148	6,772,333
Cognex Corp.	404	22,115
Coherent Corp. *	3,372	146,345
Corning, Inc.	24,043	832,128
Dell Technologies, Inc., Class C	7,259	294,860
F5, Inc. *	2,018	297,978
Hewlett Packard Enterprise Co.	43,468	701,139
HP, Inc.	18,419	536,730
IPG Photonics Corp. *	1,094	122,637
Jabil, Inc.	814	64,005
Juniper Networks, Inc.	10,824	349,615
SECURITY	NUMBER OF SHARES	VALUE ($)
Keysight Technologies, Inc. *	448	80,349
Littelfuse, Inc.	814	208,946
Lumentum Holdings, Inc. *	2,299	138,354
Motorola Solutions, Inc.	5,570	1,431,546
National Instruments Corp.	3,832	206,928
TD SYNNEX Corp.	1,573	160,682
Teledyne Technologies, Inc. *	1,567	664,815
Trimble, Inc. *	8,330	483,640
Ubiquiti, Inc.	100	29,216
ViaSat, Inc. *	2,424	83,507
Vontier Corp.	2,017	46,451
Western Digital Corp. *	10,754	472,638
Zebra Technologies Corp., Class A *	1,032	326,298
		15,495,768

Telecommunication Services 2.2%
AT&T, Inc.	242,460	4,938,910
Frontier Communications Parent, Inc. *	8,248	244,224
Lumen Technologies, Inc. *	34,645	181,886
T-Mobile US, Inc. *	20,178	3,012,777
Verizon Communications, Inc.	142,339	5,917,032
		14,294,829

Transportation 1.6%
Alaska Air Group, Inc. *	4,169	214,036
American Airlines Group, Inc. *	21,875	353,063
Avis Budget Group, Inc. *	862	172,434
C.H. Robinson Worldwide, Inc.	2,878	288,289
Copa Holdings S.A., Class A *	968	89,133
CSX Corp.	53,194	1,644,758
Expeditors International of Washington, Inc.	3,711	401,345
FedEx Corp.	8,126	1,575,306
GXO Logistics, Inc. *	3,178	166,305
Hertz Global Holdings, Inc. *	6,375	114,878
JB Hunt Transport Services, Inc.	308	58,227
JetBlue Airways Corp. *	10,885	87,080
Kirby Corp. *	2,015	142,622
Knight-Swift Transportation Holdings, Inc.	5,288	312,521
Landstar System, Inc.	131	22,641
Lyft, Inc., Class A *	2,103	34,174
Norfolk Southern Corp.	7,821	1,922,480
RXO, Inc. *	3,204	58,697
Ryder System, Inc.	1,641	154,927
Schneider National, Inc., Class B	1,831	48,522
Southwest Airlines Co.	20,042	716,902
Uber Technologies, Inc. *	8,738	270,266
U-Haul Holding Co.	301	20,176
U-Haul Holding Co. - Non Voting	2,729	168,625
United Airlines Holdings, Inc. *	11,034	540,225
United Parcel Service, Inc., Class B	2,688	497,898
XPO, Inc. *	3,193	127,273
		10,202,803

Utilities 5.4%
Alliant Energy Corp.	8,482	458,283
Ameren Corp.	8,706	756,290
American Electric Power Co., Inc.	17,401	1,634,998
American Water Works Co., Inc.	6,155	963,196
Atmos Energy Corp.	4,669	548,794
Avangrid, Inc.	2,394	100,955
Brookfield Renewable Corp., Class A	4,312	135,914
CenterPoint Energy, Inc.	21,320	642,158
CMS Energy Corp.	9,791	618,693
Consolidated Edison, Inc.	12,005	1,144,197
Constellation Energy Corp.	11,048	943,057
Dominion Energy, Inc.	28,173	1,792,930

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DTE Energy Co.	6,524	759,198
Duke Energy Corp.	26,072	2,671,076
Edison International	12,720	876,408
Entergy Corp.	6,867	743,559
Essential Utilities, Inc.	7,838	366,270
Evergy, Inc.	7,524	471,379
Eversource Energy	11,662	960,133
Exelon Corp.	33,607	1,417,879
FirstEnergy Corp.	18,373	752,374
Hawaiian Electric Industries, Inc.	3,673	155,258
IDACORP, Inc.	1,698	179,665
National Fuel Gas Co.	2,720	157,923
NextEra Energy, Inc.	67,250	5,018,868
NiSource, Inc.	13,750	381,563
NRG Energy, Inc.	7,777	266,129
OGE Energy Corp.	6,775	266,393
PG&E Corp. *	55,703	885,678
Pinnacle West Capital Corp.	3,828	285,377
PPL Corp.	24,935	738,076
Public Service Enterprise Group, Inc.	16,843	1,043,087
Sempra Energy	10,649	1,707,354
The AES Corp.	18,517	507,551
The Southern Co.	36,818	2,491,842
UGI Corp.	7,099	282,753
Vistra Corp.	5,611	129,390
WEC Energy Group, Inc.	10,675	1,003,343
Xcel Energy, Inc.	18,451	1,268,875
		35,526,866
Total Common Stocks (Cost $516,343,112)		652,507,120

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Value ETF	3,900	621,855
Total Investment Companies (Cost $615,203)		621,855

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (e)	3,720,231	3,720,231
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (e)(f)	871,454	871,454
		4,591,685
Total Short-Term Investments (Cost $4,591,685)		4,591,685
Total Investments in Securities (Cost $521,550,000)		657,720,660

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 03/17/23	18	1,418,670	4,454
S&P 500 Index, e-mini, expires 03/17/23	2	409,000	13,269
Net Unrealized Appreciation			17,723

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $849,457.
(b)	Subsequent to the period ended January 31, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023.
(c)
Subsequent to the period ended January 31, 2023, the Silicon Valley Bank, N.A.
was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy.

(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$1,897,739	$185,564	($274,485)	$20,021	($66,528)	$1,762,311	22,763	$5,400

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$652,507,120	$—	$—	$652,507,120
Investment Companies[1]	621,855	—	—	621,855
Short-Term Investments[1]	4,591,685	—	—	4,591,685
Futures Contracts[2]	17,723	—	—	17,723
Total	$657,738,383	$—	$—	$657,738,383

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Mid-Cap Index Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 0.9%
Aptiv plc *	27,284	3,085,548
BorgWarner, Inc.	23,536	1,112,782
Gentex Corp.	23,697	699,298
Harley-Davidson, Inc.	13,574	624,811
Lear Corp.	5,935	865,204
Lucid Group, Inc. *(a)	53,636	627,005
QuantumScape Corp. *(a)	25,939	220,741
Rivian Automotive, Inc., Class A *	52,437	1,017,278
Thor Industries, Inc.	5,215	497,146
		8,749,813

Banks 3.3%
Bank of Hawaii Corp.	3,970	303,665
Bank OZK	11,294	515,797
BOK Financial Corp.	2,931	294,566
Citizens Financial Group, Inc.	49,278	2,134,723
Comerica, Inc.	13,180	966,226
Commerce Bancshares, Inc.	11,469	763,377
Cullen/Frost Bankers, Inc.	5,884	766,568
East West Bancorp, Inc.	14,268	1,120,323
F.N.B. Corp.	35,255	503,089
Fifth Third Bancorp	68,766	2,495,518
First Citizens BancShares, Inc., Class A	1,108	861,669
First Hawaiian, Inc.	12,857	352,796
First Horizon Corp.	53,380	1,320,087
First Republic Bank	18,350	2,585,148
Huntington Bancshares, Inc.	144,830	2,197,071
KeyCorp	93,769	1,799,427
M&T Bank Corp.	17,350	2,706,600
MGIC Investment Corp.	29,874	421,821
New York Community Bancorp, Inc.	67,533	674,655
PacWest Bancorp	11,665	322,654
Pinnacle Financial Partners, Inc.	7,563	595,435
Popular, Inc.	7,199	494,139
Prosperity Bancshares, Inc.	8,832	669,996
Regions Financial Corp.	94,328	2,220,481
Rocket Cos., Inc., Class A (a)	11,330	106,615
Signature Bank (b)	6,251	806,066
SVB Financial Group *(c)	5,923	1,791,352
Synovus Financial Corp.	14,529	609,492
TFS Financial Corp.	5,016	71,478
Umpqua Holdings Corp.	21,707	395,067
UWM Holdings Corp.	9,257	42,397
Webster Financial Corp.	17,435	917,953
Western Alliance Bancorp	10,667	803,972
Wintrust Financial Corp.	6,049	553,302
Zions Bancorp NA	14,853	789,586
		33,973,111

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 10.4%
A.O. Smith Corp.	12,620	854,374
Acuity Brands, Inc.	3,235	609,862
Advanced Drainage Systems, Inc.	6,464	651,830
AECOM	13,284	1,159,295
AGCO Corp.	6,261	864,832
Air Lease Corp.	10,512	472,725
Allegion plc	8,841	1,039,260
Allison Transmission Holdings, Inc.	9,317	420,010
AMETEK, Inc.	23,253	3,369,825
Armstrong World Industries, Inc.	4,566	353,454
Axon Enterprise, Inc. *	6,814	1,331,728
Builders FirstSource, Inc. *	14,671	1,169,279
BWX Technologies, Inc.	9,218	561,007
Carlisle Cos., Inc.	5,188	1,301,462
Carrier Global Corp.	84,356	3,840,729
ChargePoint Holdings, Inc. *(a)	25,456	309,036
Core & Main, Inc., Class A *	7,126	157,271
Crane Holdings Co.	4,749	550,457
Cummins, Inc.	14,224	3,549,457
Curtiss-Wright Corp.	3,863	640,485
Donaldson Co., Inc.	12,437	775,447
Dover Corp.	14,136	2,146,269
Esab Corp.	5,120	295,987
Fastenal Co.	58,091	2,936,500
Flowserve Corp.	13,160	452,967
Fortive Corp.	35,735	2,431,052
Fortune Brands Innovations, Inc.	13,023	840,114
Gates Industrial Corp. plc *	10,771	142,285
Generac Holdings, Inc. *	6,285	757,971
Graco, Inc.	16,928	1,156,521
Hayward Holdings, Inc. *	6,722	90,680
HEICO Corp.	4,536	775,429
HEICO Corp., Class A	7,965	1,064,761
Hexcel Corp.	8,457	596,895
Howmet Aerospace, Inc.	37,433	1,523,149
Hubbell, Inc.	5,402	1,236,572
Huntington Ingalls Industries, Inc.	3,969	875,323
IDEX Corp.	7,665	1,837,147
Ingersoll Rand, Inc.	40,991	2,295,496
ITT, Inc.	8,421	771,279
Lennox International, Inc.	3,223	839,978
Lincoln Electric Holdings, Inc.	5,650	942,815
Masco Corp.	22,731	1,209,289
MasTec, Inc. *	6,151	604,213
Masterbrand, Inc. *	13,105	120,566
MDU Resources Group, Inc.	20,381	629,977
Mercury Systems, Inc. *	4,976	248,725
MSC Industrial Direct Co., Inc., Class A	4,676	386,705
Nordson Corp.	5,770	1,403,841
nVent Electric plc	16,664	662,394
Oshkosh Corp.	6,623	667,466
Otis Worldwide Corp.	42,080	3,460,238
Owens Corning	9,410	909,476
PACCAR, Inc.	34,433	3,763,871

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Parker-Hannifin Corp.	12,917	4,210,942
Pentair plc	16,597	919,142
Plug Power, Inc. *	52,403	891,899
Quanta Services, Inc.	14,359	2,185,296
Regal Rexnord Corp.	6,674	929,021
Rockwell Automation, Inc.	11,592	3,269,292
Sensata Technologies Holding plc	15,253	775,615
SiteOne Landscape Supply, Inc. *	4,488	679,977
Snap-on, Inc.	5,304	1,319,264
Spirit AeroSystems Holdings, Inc., Class A *	10,563	381,852
Stanley Black & Decker, Inc.	14,900	1,330,719
Sunrun, Inc. *	21,032	552,721
Textron, Inc.	21,033	1,532,254
The AZEK Co., Inc. *	11,173	269,604
The Middleby Corp. *	5,394	838,497
The Timken Co.	6,177	508,676
The Toro Co.	10,526	1,173,860
Trane Technologies plc	23,192	4,154,151
TransDigm Group, Inc.	5,183	3,720,098
Trex Co., Inc. *	11,120	586,246
United Rentals, Inc. *	7,047	3,107,375
Univar Solutions, Inc. *	16,231	559,645
Valmont Industries, Inc.	2,119	698,698
Vertiv Holdings Co.	30,693	436,454
W.W. Grainger, Inc.	4,547	2,680,366
Watsco, Inc.	3,323	954,931
WESCO International, Inc. *	4,494	669,651
Westinghouse Air Brake Technologies Corp.	18,265	1,896,090
WillScot Mobile Mini Holdings Corp. *	20,517	994,254
Woodward, Inc.	5,936	607,015
Xylem, Inc.	18,075	1,879,981
		106,771,362

Commercial & Professional Services 3.2%
Booz Allen Hamilton Holding Corp.	13,242	1,253,223
CACI International, Inc., Class A *	2,336	719,698
Cintas Corp.	8,736	3,876,513
Clarivate plc *	47,664	530,024
Clean Harbors, Inc. *	5,141	669,872
Copart, Inc. *	43,013	2,865,096
CoStar Group, Inc. *	40,703	3,170,764
Driven Brands Holdings, Inc. *	6,258	182,671
Dun & Bradstreet Holdings, Inc.	25,449	372,828
Equifax, Inc.	12,266	2,725,505
FTI Consulting, Inc. *	3,403	542,847
IAA, Inc. *	13,511	563,814
Jacobs Solutions, Inc.	12,895	1,593,177
KBR, Inc.	13,746	704,208
Leidos Holdings, Inc.	13,741	1,358,160
ManpowerGroup, Inc.	5,080	442,773
MSA Safety, Inc.	3,728	508,462
Republic Services, Inc.	20,811	2,597,629
Robert Half International, Inc.	10,662	895,181
Rollins, Inc.	23,373	850,777
Science Applications International Corp.	5,549	575,875
Stericycle, Inc. *	9,257	498,119
Tetra Tech, Inc.	5,304	824,878
TransUnion	19,417	1,393,170
Verisk Analytics, Inc.	15,676	2,849,740
		32,565,004

Consumer Durables & Apparel 2.8%
Brunswick Corp.	7,292	614,934
Capri Holdings Ltd. *	12,668	842,295
Carter's, Inc.	3,747	312,388
SECURITY	NUMBER OF SHARES	VALUE ($)
Columbia Sportswear Co.	3,623	347,446
D.R. Horton, Inc.	31,840	3,142,290
Deckers Outdoor Corp. *	2,657	1,135,814
Garmin Ltd.	15,556	1,538,177
Hanesbrands, Inc.	35,036	295,704
Hasbro, Inc.	13,248	783,884
Leggett & Platt, Inc.	13,455	491,915
Lennar Corp., Class A	25,306	2,591,335
Lennar Corp., Class B	1,493	128,936
Lululemon Athletica, Inc. *	11,272	3,459,151
Mattel, Inc. *	35,445	725,205
Mohawk Industries, Inc. *	5,306	637,038
Newell Brands, Inc.	38,096	608,012
NVR, Inc. *	295	1,554,650
Peloton Interactive, Inc., Class A *	31,182	403,183
Polaris, Inc.	5,554	637,821
PulteGroup, Inc.	22,862	1,300,619
PVH Corp.	6,546	588,486
Ralph Lauren Corp.	4,094	507,042
Skechers U.S.A., Inc., Class A *	13,495	649,784
Tapestry, Inc.	24,429	1,113,230
Tempur Sealy International, Inc.	16,951	690,753
Toll Brothers, Inc.	10,712	637,257
TopBuild Corp. *	3,218	643,793
Under Armour, Inc., Class A *	18,829	233,291
Under Armour, Inc., Class C *	19,912	217,041
VF Corp.	35,277	1,091,470
Whirlpool Corp.	5,380	837,074
YETI Holdings, Inc. *	8,727	390,621
		29,150,639

Consumer Services 3.6%
ADT, Inc.	21,219	186,515
Aramark	23,378	1,041,022
Boyd Gaming Corp.	7,714	480,659
Bright Horizons Family Solutions, Inc. *	5,813	446,322
Caesars Entertainment, Inc. *	20,699	1,077,590
Carnival Corp. *	98,431	1,065,023
Chipotle Mexican Grill, Inc. *	2,808	4,623,035
Choice Hotels International, Inc.	3,254	399,884
Churchill Downs, Inc.	3,598	892,664
Darden Restaurants, Inc.	12,351	1,827,577
Domino’s Pizza, Inc.	3,559	1,256,327
DraftKings, Inc., Class A *	35,744	535,803
Expedia Group, Inc. *	15,257	1,743,875
Grand Canyon Education, Inc. *	3,089	360,054
H&R Block, Inc.	15,674	610,973
Hilton Worldwide Holdings, Inc.	26,884	3,900,600
Hyatt Hotels Corp., Class A *	4,781	521,703
Las Vegas Sands Corp. *	33,377	1,969,243
Marriott Vacations Worldwide Corp.	3,773	603,831
MGM Resorts International	32,361	1,340,069
Mister Car Wash, Inc. *	7,943	81,575
Norwegian Cruise Line Holdings Ltd. *	42,196	641,801
Penn Entertainment, Inc. *	15,594	552,807
Planet Fitness, Inc., Class A *	8,418	712,584
Royal Caribbean Cruises Ltd. *	22,225	1,443,291
Service Corp. International	15,083	1,118,404
Six Flags Entertainment Corp. *	7,514	201,751
The Wendy's Co.	17,131	382,021
Travel & Leisure Co.	8,077	342,222
Vail Resorts, Inc.	4,057	1,064,313
Wyndham Hotels & Resorts, Inc.	8,754	678,523
Wynn Resorts Ltd. *	10,515	1,089,775
Yum! Brands, Inc.	28,458	3,714,054
		36,905,890

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Diversified Financials 6.0%
Affiliated Managers Group, Inc.	3,771	651,403
AGNC Investment Corp.	57,546	667,534
Ally Financial, Inc.	30,098	977,884
Ameriprise Financial, Inc.	10,728	3,756,087
Annaly Capital Management, Inc.	47,143	1,106,446
Apollo Global Management, Inc.	48,804	3,454,347
Ares Management Corp., Class A	15,476	1,284,353
Blue Owl Capital, Inc.	41,979	528,096
Cboe Global Markets, Inc.	10,681	1,312,481
Coinbase Global, Inc., Class A *(a)	16,111	942,171
Corebridge Financial, Inc.	8,051	175,190
Credit Acceptance Corp. *	674	311,819
Discover Financial Services	27,534	3,214,044
Equitable Holdings, Inc.	37,186	1,192,555
Evercore, Inc., Class A	3,688	478,739
FactSet Research Systems, Inc.	3,829	1,619,437
Franklin Resources, Inc.	28,783	898,030
Interactive Brokers Group, Inc., Class A	9,366	748,718
Invesco Ltd.	37,664	697,161
Janus Henderson Group plc	13,690	354,845
Jefferies Financial Group, Inc.	20,204	793,613
KKR & Co., Inc.	57,723	3,221,521
Lazard Ltd., Class A	8,384	336,031
LPL Financial Holdings, Inc.	8,032	1,904,548
MarketAxess Holdings, Inc.	3,747	1,363,346
Morningstar, Inc.	2,509	609,386
MSCI, Inc.	7,841	4,167,962
Nasdaq, Inc.	34,696	2,088,352
Northern Trust Corp.	20,743	2,011,449
OneMain Holdings, Inc.	11,594	500,165
Raymond James Financial, Inc.	19,644	2,215,254
Rithm Capital Corp.	43,795	412,111
Robinhood Markets, Inc., Class A *	56,724	590,497
SEI Investments Co.	10,373	647,586
SLM Corp.	25,280	444,170
SoFi Technologies, Inc. *	81,330	563,617
Starwood Property Trust, Inc.	29,478	615,795
State Street Corp.	37,026	3,381,585
Stifel Financial Corp.	10,421	702,480
Synchrony Financial	45,296	1,663,722
T. Rowe Price Group, Inc.	22,205	2,586,216
The Bank of New York Mellon Corp.	74,137	3,749,108
The Carlyle Group, Inc.	20,885	751,233
Tradeweb Markets, Inc., Class A	10,863	809,728
Upstart Holdings, Inc. *(a)	7,144	133,450
Virtu Financial, Inc., Class A	9,475	182,962
Voya Financial, Inc.	9,817	684,932
		61,502,159

Energy 4.9%
Antero Midstream Corp.	34,039	371,025
Antero Resources Corp. *	28,607	825,026
APA Corp.	32,319	1,432,701
Baker Hughes Co.	95,047	3,016,792
Cheniere Energy, Inc.	25,120	3,838,085
Chesapeake Energy Corp.	12,216	1,059,371
Coterra Energy, Inc.	79,187	1,982,051
Devon Energy Corp.	65,642	4,151,200
Diamondback Energy, Inc.	17,718	2,588,954
DTE Midstream LLC *	9,787	534,957
Enviva, Inc.	3,094	140,715
EQT Corp.	37,180	1,214,671
Halliburton Co.	90,680	3,737,830
Hess Corp.	28,417	4,267,097
HF Sinclair Corp.	13,606	774,181
Marathon Oil Corp.	63,871	1,754,536
SECURITY	NUMBER OF SHARES	VALUE ($)
New Fortress Energy, Inc.	5,583	216,565
NOV, Inc.	39,486	965,038
ONEOK, Inc.	44,859	3,071,944
Ovintiv, Inc.	25,109	1,236,116
PDC Energy, Inc.	8,864	600,359
Phillips 66	47,711	4,783,982
Range Resources Corp.	23,767	594,650
Southwestern Energy Co. *	111,039	612,935
Targa Resources Corp.	22,795	1,710,081
Texas Pacific Land Corp.	578	1,153,601
The Williams Cos., Inc.	122,929	3,963,231
Vitesse Energy, Inc. *	2,331	37,203
		50,634,897

Food & Staples Retailing 0.7%
Albertsons Cos., Inc., Class A	17,041	361,269
BJ's Wholesale Club Holdings, Inc. *	13,517	979,577
Casey's General Stores, Inc.	3,738	881,832
Grocery Outlet Holding Corp. *	8,861	269,286
Performance Food Group Co. *	15,339	940,587
The Kroger Co.	66,177	2,953,480
U.S. Foods Holding Corp. *	20,356	776,174
		7,162,205

Food, Beverage & Tobacco 2.3%
Brown-Forman Corp., Class A	4,567	303,705
Brown-Forman Corp., Class B	18,538	1,234,260
Bunge Ltd.	13,956	1,383,040
Campbell Soup Co.	19,550	1,015,231
Conagra Brands, Inc.	47,494	1,766,302
Darling Ingredients, Inc. *	16,141	1,069,987
Flowers Foods, Inc.	18,927	524,089
Freshpet, Inc. *	4,590	290,685
Hormel Foods Corp.	28,926	1,310,637
Ingredion, Inc.	6,610	679,508
Kellogg Co.	25,725	1,764,220
Lamb Weston Holdings, Inc.	14,540	1,452,401
McCormick & Co., Inc. - Non Voting Shares	25,296	1,900,235
Molson Coors Beverage Co., Class B	17,653	928,195
Pilgrim's Pride Corp. *	4,710	114,359
Post Holdings, Inc. *	5,523	524,409
Seaboard Corp.	26	101,933
The Boston Beer Co., Inc., Class A *	956	371,511
The Hershey Co.	14,729	3,308,133
The JM Smucker Co.	10,398	1,588,814
Tyson Foods, Inc., Class A	28,745	1,889,984
		23,521,638

Health Care Equipment & Services 5.2%
Acadia Healthcare Co., Inc. *	8,981	754,584
agilon health, Inc. *	19,126	416,182
Align Technology, Inc. *	7,918	2,135,722
Amedisys, Inc. *	3,222	311,439
AmerisourceBergen Corp.	15,660	2,645,914
Cardinal Health, Inc.	26,440	2,042,490
Certara, Inc. *	11,648	225,971
Chemed Corp.	1,473	744,071
DaVita, Inc. *	5,620	463,032
Definitive Healthcare Corp. *	3,330	41,225
Dentsply Sirona, Inc.	21,618	796,191
DexCom, Inc. *	38,899	4,165,694
Doximity, Inc., Class A *	11,313	399,010
Encompass Health Corp.	9,878	616,881
Enhabit, Inc. *	4,975	76,416
Enovis Corp. *	5,111	321,737

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Envista Holdings Corp. *	16,420	640,216
Globus Medical, Inc., Class A *	7,708	581,954
Guardant Health, Inc. *	9,783	307,480
Henry Schein, Inc. *	13,638	1,174,914
Hologic, Inc. *	24,822	2,019,766
ICU Medical, Inc. *	2,030	392,257
IDEXX Laboratories, Inc. *	8,295	3,985,748
Insulet Corp. *	6,947	1,996,012
Integra LifeSciences Holdings Corp. *	7,324	419,665
Laboratory Corp. of America Holdings	8,936	2,252,944
Masimo Corp. *	4,786	814,003
Molina Healthcare, Inc. *	5,779	1,802,066
Novocure Ltd. *	10,424	950,460
Oak Street Health, Inc. *	11,746	341,339
Penumbra, Inc. *	3,598	900,975
Premier, Inc., Class A	11,905	397,151
Quest Diagnostics, Inc.	11,453	1,700,541
QuidelOrtho Corp. *	4,930	422,057
ResMed, Inc.	14,581	3,329,863
Signify Health, Inc., Class A *	8,174	232,632
STERIS plc	10,071	2,079,762
Tandem Diabetes Care, Inc. *	6,406	260,980
Teladoc Health, Inc. *	16,234	477,280
Teleflex, Inc.	4,734	1,152,350
Tenet Healthcare Corp. *	10,728	588,431
The Cooper Cos., Inc.	4,902	1,710,455
Universal Health Services, Inc., Class B	6,259	927,646
Veeva Systems, Inc., Class A *	14,062	2,398,274
Zimmer Biomet Holdings, Inc.	21,172	2,696,042
		53,109,822

Household & Personal Products 0.4%
Church & Dwight Co., Inc.	24,504	1,981,393
Coty, Inc., Class A *	35,556	354,138
Olaplex Holdings, Inc. *	12,653	79,840
Reynolds Consumer Products, Inc.	5,479	163,110
Spectrum Brands Holdings, Inc.	4,004	271,792
The Clorox Co.	12,436	1,799,365
		4,649,638

Insurance 4.7%
Aflac, Inc.	62,229	4,573,831
American Financial Group, Inc.	6,786	967,616
Arch Capital Group Ltd. *	35,737	2,299,676
Arthur J. Gallagher & Co.	20,997	4,109,533
Assurant, Inc.	5,367	711,611
Assured Guaranty Ltd.	5,797	362,892
Axis Capital Holdings Ltd.	7,860	491,800
Brighthouse Financial, Inc. *	6,899	388,207
Brown & Brown, Inc.	23,853	1,396,832
Cincinnati Financial Corp.	15,470	1,750,430
CNA Financial Corp.	2,752	119,877
Erie Indemnity Co., Class A	2,529	617,961
Everest Re Group Ltd.	3,926	1,372,883
F&G Annuities & Life, Inc.	1,873	40,195
Fidelity National Financial, Inc.	26,203	1,153,718
First American Financial Corp.	10,178	629,713
Globe Life, Inc.	9,018	1,089,825
Kemper Corp.	6,432	377,751
Lincoln National Corp.	17,125	606,739
Loews Corp.	19,810	1,217,919
Markel Corp. *	1,348	1,899,305
Old Republic International Corp.	28,157	743,063
Primerica, Inc.	3,700	598,475
Principal Financial Group, Inc.	24,433	2,261,274
Prudential Financial, Inc.	37,169	3,900,515
Reinsurance Group of America, Inc.	6,740	1,022,930
SECURITY	NUMBER OF SHARES	VALUE ($)
RenaissanceRe Holdings Ltd.	4,343	849,882
Ryan Specialty Holdings, Inc., Class A *	8,329	354,982
The Allstate Corp.	26,677	3,427,194
The Hanover Insurance Group, Inc.	3,576	481,258
The Hartford Financial Services Group, Inc.	32,038	2,486,469
Unum Group	19,982	839,843
W.R. Berkley Corp.	20,769	1,456,738
White Mountains Insurance Group Ltd.	253	386,574
Willis Towers Watson plc	10,863	2,761,266
		47,748,777

Materials 6.5%
Albemarle Corp.	11,811	3,324,206
Alcoa Corp.	17,838	931,857
Amcor plc	151,361	1,825,414
AptarGroup, Inc.	6,605	763,802
Ardagh Metal Packaging S.A.	14,799	83,170
Ashland, Inc.	5,114	558,807
Avery Dennison Corp.	8,215	1,556,250
Axalta Coating Systems Ltd. *	22,273	670,417
Ball Corp.	31,121	1,812,487
Berry Global Group, Inc.	12,629	779,588
Celanese Corp.	10,926	1,346,083
CF Industries Holdings, Inc.	19,756	1,673,333
Cleveland-Cliffs, Inc. *	51,558	1,100,763
Corteva, Inc.	72,202	4,653,419
Crown Holdings, Inc.	11,612	1,023,714
DuPont de Nemours, Inc.	50,613	3,742,831
Eagle Materials, Inc.	3,690	539,035
Eastman Chemical Co.	12,065	1,063,771
Element Solutions, Inc.	22,785	466,637
FMC Corp.	12,708	1,691,816
Ginkgo Bioworks Holdings, Inc. *(a)	88,588	172,747
Graphic Packaging Holding Co.	30,848	743,128
Huntsman Corp.	18,401	583,128
International Flavors & Fragrances, Inc.	25,720	2,892,471
International Paper Co.	35,834	1,498,578
Louisiana-Pacific Corp.	7,188	489,431
LyondellBasell Industries N.V., Class A	25,934	2,507,559
Martin Marietta Materials, Inc.	6,276	2,257,101
MP Materials Corp. *	9,137	297,044
NewMarket Corp.	584	201,194
Nucor Corp.	25,878	4,373,900
Olin Corp.	12,732	822,360
Packaging Corp. of America	9,206	1,313,696
PPG Industries, Inc.	23,782	3,099,746
Reliance Steel & Aluminum Co.	5,892	1,340,135
Royal Gold, Inc.	6,612	839,922
RPM International, Inc.	12,875	1,157,591
Sealed Air Corp.	14,704	805,191
Silgan Holdings, Inc.	8,501	458,119
Sonoco Products Co.	9,821	600,161
SSR Mining, Inc.	20,753	351,556
Steel Dynamics, Inc.	16,799	2,026,631
The Chemours Co.	15,129	550,544
The Mosaic Co.	34,315	1,699,965
The Scotts Miracle-Gro Co.	4,055	292,731
United States Steel Corp.	23,418	667,179
Valvoline, Inc.	17,838	653,941
Vulcan Materials Co.	13,360	2,449,289
Westlake Corp.	3,338	409,740
Westrock Co.	25,567	1,003,249
		66,165,427

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 3.5%
Altice USA, Inc., Class A *	20,876	102,292
AMC Entertainment Holdings, Inc., Class A *(a)	52,089	278,676
Cable One, Inc.	583	460,500
DISH Network Corp., Class A *	25,208	362,743
Electronic Arts, Inc.	27,968	3,598,922
Fox Corp., Class A	30,030	1,019,218
Fox Corp., Class B	14,301	453,342
IAC, Inc. *	7,770	439,005
Liberty Broadband Corp., Class A *	1,761	157,821
Liberty Broadband Corp., Class C *	12,030	1,080,053
Liberty Media Corp. - Liberty Formula One, Class A *	2,094	133,346
Liberty Media Corp. - Liberty Formula One, Class C *	20,269	1,435,045
Liberty Media Corp. - Liberty SiriusXM, Class A	7,572	307,575
Liberty Media Corp. - Liberty SiriusXM, Class C *	15,581	627,914
Live Nation Entertainment, Inc. *	15,735	1,266,510
Madison Square Garden Sports Corp.	1,906	346,587
Match Group, Inc. *	28,121	1,521,908
News Corp., Class A	38,223	774,398
News Corp., Class B	12,022	245,730
Nexstar Media Group, Inc., Class A	3,656	748,639
Omnicom Group, Inc.	20,529	1,765,289
Paramount Global, Class A	955	25,451
Paramount Global, Class B	58,155	1,346,870
Pinterest, Inc., Class A *	58,758	1,544,748
Playtika Holding Corp. *	9,125	95,721
ROBLOX Corp., Class A *	45,147	1,679,920
Roku, Inc. *	12,286	706,445
Sirius XM Holdings, Inc. (a)	70,965	410,887
Spotify Technology S.A. *	14,125	1,592,170
Take-Two Interactive Software, Inc. *	16,481	1,866,144
The Interpublic Group of Cos., Inc.	39,149	1,427,373
The New York Times Co., Class A	16,391	571,062
The Trade Desk, Inc., Class A *	44,286	2,245,300
TripAdvisor, Inc. *	10,325	240,572
Warner Bros Discovery, Inc. *	238,080	3,528,346
World Wrestling Entertainment, Inc., Class A	4,356	368,605
ZoomInfo Technologies, Inc. *	27,729	782,790
		35,557,917

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
10X Genomics, Inc., Class A *	9,305	435,753
Agilent Technologies, Inc.	29,856	4,540,500
Alnylam Pharmaceuticals, Inc. *	12,404	2,808,266
Avantor, Inc. *	61,532	1,470,615
Azenta, Inc. *	7,448	416,343
Biogen, Inc. *	14,468	4,208,741
BioMarin Pharmaceutical, Inc. *	18,622	2,148,048
Bio-Rad Laboratories, Inc., Class A *	2,157	1,008,311
Bio-Techne Corp.	15,697	1,250,423
Bruker Corp.	10,817	758,488
Catalent, Inc. *	18,055	966,845
Charles River Laboratories International, Inc. *	5,087	1,237,413
Elanco Animal Health, Inc. *	44,926	616,834
Exact Sciences Corp. *	17,638	1,190,918
Exelixis, Inc. *	31,896	562,007
Horizon Therapeutics plc *	22,338	2,450,925
Incyte Corp. *	18,416	1,567,938
Ionis Pharmaceuticals, Inc. *	14,257	568,427
SECURITY	NUMBER OF SHARES	VALUE ($)
IQVIA Holdings, Inc. *	18,724	4,295,473
Jazz Pharmaceuticals plc *	6,210	972,859
Maravai LifeSciences Holdings, Inc., Class A *	10,981	160,981
Mettler-Toledo International, Inc. *	2,220	3,403,082
Mirati Therapeutics, Inc. *	4,473	238,903
Natera, Inc. *	9,878	424,063
Neurocrine Biosciences, Inc. *	9,562	1,060,713
Novavax, Inc. *(a)	7,880	85,971
Organon & Co.	25,638	772,473
PerkinElmer, Inc.	12,728	1,750,482
Perrigo Co., plc	13,563	507,527
QIAGEN N.V. *	22,884	1,121,316
Repligen Corp. *	5,579	1,033,789
Royalty Pharma plc, Class A	37,531	1,470,840
Sarepta Therapeutics, Inc. *	8,490	1,060,995
Seagen, Inc. *	13,719	1,913,526
Sotera Health Co. *	9,932	171,228
Syneos Health, Inc. *	10,372	372,562
Ultragenyx Pharmaceutical, Inc. *	6,721	304,663
United Therapeutics Corp. *	4,500	1,184,265
Viatris, Inc.	122,256	1,486,633
Waters Corp. *	5,960	1,958,337
West Pharmaceutical Services, Inc.	7,473	1,984,829
		55,942,305

Real Estate 7.7%
Alexandria Real Estate Equities, Inc.	16,349	2,627,938
American Homes 4 Rent, Class A	31,052	1,064,773
Americold Realty Trust, Inc.	27,117	851,745
Apartment Income REIT Corp.	15,116	578,338
AvalonBay Communities, Inc.	14,098	2,501,549
Boston Properties, Inc.	15,813	1,178,701
Brixmor Property Group, Inc.	30,091	708,041
Camden Property Trust	10,458	1,288,530
CBRE Group, Inc., Class A *	31,821	2,721,014
Cousins Properties, Inc.	15,274	418,813
CubeSmart	22,550	1,032,565
Douglas Emmett, Inc.	16,967	284,197
EastGroup Properties, Inc.	4,150	698,238
EPR Properties	7,433	315,754
Equity LifeStyle Properties, Inc.	17,918	1,286,154
Equity Residential	37,377	2,379,046
Essex Property Trust, Inc.	6,558	1,482,567
Extra Space Storage, Inc.	13,372	2,110,503
Federal Realty Investment Trust	8,098	903,170
First Industrial Realty Trust, Inc.	13,288	708,915
Gaming & Leisure Properties, Inc.	24,631	1,319,236
Healthcare Realty Trust, Inc.	38,251	823,544
Healthpeak Properties, Inc.	54,408	1,495,132
Highwoods Properties, Inc.	10,443	317,154
Host Hotels & Resorts, Inc.	71,426	1,346,380
Hudson Pacific Properties, Inc.	13,832	157,546
Invitation Homes, Inc.	61,587	2,001,578
Iron Mountain, Inc.	29,127	1,589,752
JBG SMITH Properties	10,797	217,452
Jones Lang LaSalle, Inc. *	4,817	890,519
Kilroy Realty Corp.	11,747	482,097
Kimco Realty Corp.	60,938	1,368,667
Lamar Advertising Co., Class A	8,723	929,348
Life Storage, Inc.	8,487	916,935
Medical Properties Trust, Inc.	59,916	775,912
Mid-America Apartment Communities, Inc.	11,587	1,931,785
National Retail Properties, Inc.	17,977	851,211
National Storage Affiliates Trust	8,546	348,677
Omega Healthcare Investors, Inc.	23,709	697,993
Opendoor Technologies, Inc. *	46,664	102,194

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Park Hotels & Resorts, Inc.	22,515	331,196
Rayonier, Inc.	14,714	535,442
Realty Income Corp.	63,340	4,296,352
Regency Centers Corp.	17,288	1,151,899
Rexford Industrial Realty, Inc.	18,528	1,175,972
SBA Communications Corp.	10,763	3,202,315
Simon Property Group, Inc.	32,924	4,229,417
SL Green Realty Corp.	6,463	265,952
Spirit Realty Capital, Inc.	14,042	616,163
STORE Capital Corp.	25,625	825,381
Sun Communities, Inc.	12,277	1,925,770
The Howard Hughes Corp. *	3,684	314,945
UDR, Inc.	32,668	1,391,330
Ventas, Inc.	40,290	2,087,425
VICI Properties, Inc.	97,075	3,318,024
Vornado Realty Trust	17,843	435,191
Welltower, Inc.	47,745	3,582,785
WeWork, Inc., Class A *	20,791	33,058
Weyerhaeuser Co.	74,267	2,557,013
WP Carey, Inc.	20,805	1,779,452
Zillow Group, Inc., Class A *	5,657	243,025
Zillow Group, Inc., Class C *	15,955	705,371
		78,707,141

Retailing 4.8%
Advance Auto Parts, Inc.	6,062	923,121
AutoNation, Inc. *	3,408	431,862
AutoZone, Inc. *	1,913	4,665,520
Bath & Body Works, Inc.	23,083	1,062,049
Best Buy Co., Inc.	20,282	1,799,419
Burlington Stores, Inc. *	6,643	1,526,761
CarMax, Inc. *	15,928	1,122,128
Carvana Co. *(a)	10,468	106,460
Dick's Sporting Goods, Inc.	5,362	701,135
Dollar Tree, Inc. *	21,441	3,220,009
DoorDash, Inc., Class A *	25,217	1,460,569
eBay, Inc.	54,791	2,712,154
Etsy, Inc. *	12,615	1,735,572
Five Below, Inc. *	5,505	1,085,201
Floor & Decor Holdings, Inc., Class A *	10,412	945,097
GameStop Corp., Class A *(a)	27,095	592,568
Genuine Parts Co.	14,008	2,350,822
Kohl's Corp.	11,749	380,315
Leslie's, Inc. *	15,999	247,824
Lithia Motors, Inc.	2,735	719,852
LKQ Corp.	25,216	1,486,735
Macy's, Inc.	27,186	642,405
Nordstrom, Inc.	11,220	219,239
Ollie's Bargain Outlet Holdings, Inc. *	6,321	346,138
O'Reilly Automotive, Inc. *	6,258	4,958,526
Penske Automotive Group, Inc.	2,612	333,866
Petco Health & Wellness Co., Inc. *	8,072	94,362
Pool Corp.	3,838	1,479,971
RH *	1,918	598,397
Ross Stores, Inc.	34,407	4,066,563
The Gap, Inc.	19,614	266,162
Tractor Supply Co.	11,143	2,540,493
Ulta Beauty, Inc. *	5,085	2,613,487
Victoria's Secret & Co. *	8,221	346,515
Wayfair, Inc., Class A *	7,969	482,124
Williams-Sonoma, Inc.	6,683	901,804
		49,165,225

Semiconductors & Semiconductor Equipment 2.4%
Allegro MicroSystems, Inc. *	6,654	253,983
Cirrus Logic, Inc. *	5,536	500,399
Enphase Energy, Inc. *	13,208	2,923,987
SECURITY	NUMBER OF SHARES	VALUE ($)
Entegris, Inc.	14,973	1,208,471
First Solar, Inc. *	10,718	1,903,517
GLOBALFOUNDRIES, Inc. *(a)	6,419	380,518
Lattice Semiconductor Corp. *	13,687	1,037,338
Microchip Technology, Inc.	53,717	4,169,514
MKS Instruments, Inc.	5,783	591,717
Monolithic Power Systems, Inc.	4,578	1,952,792
ON Semiconductor Corp. *	43,783	3,215,861
Qorvo, Inc. *	10,200	1,108,332
Skyworks Solutions, Inc.	16,224	1,779,286
Teradyne, Inc.	15,799	1,606,758
Universal Display Corp.	4,384	581,011
Wolfspeed, Inc. *	12,423	956,695
		24,170,179

Software & Services 8.6%
Affirm Holdings, Inc. *	21,890	354,399
Akamai Technologies, Inc. *	15,629	1,390,200
Alteryx, Inc., Class A *	6,083	337,546
Amdocs Ltd.	12,184	1,120,075
ANSYS, Inc. *	8,778	2,338,108
AppLovin Corp., Class A *	22,071	280,302
Aspen Technology, Inc. *	2,722	540,998
Bentley Systems, Inc., Class B	17,009	664,201
Bill.com Holdings, Inc. *	9,978	1,153,656
Black Knight, Inc. *	15,591	944,659
Broadridge Financial Solutions, Inc.	11,775	1,770,489
Cadence Design Systems, Inc. *	27,534	5,034,041
CCC Intelligent Solutions Holdings, Inc. *	17,143	158,573
Ceridian HCM Holding, Inc. *	13,807	997,970
Cloudflare, Inc., Class A *	28,538	1,509,946
Concentrix Corp.	4,289	608,223
Confluent, Inc., Class A *	12,504	288,842
Coupa Software, Inc. *	7,592	606,753
Crowdstrike Holdings, Inc., Class A *	21,219	2,247,092
Datadog, Inc., Class A *	26,793	2,004,384
DocuSign, Inc. *	19,933	1,208,737
Dolby Laboratories, Inc., Class A	6,165	490,487
DoubleVerify Holdings, Inc. *	7,384	200,771
Dropbox, Inc., Class A *	27,065	628,720
DXC Technology Co. *	23,207	666,737
Dynatrace, Inc. *	20,065	771,098
Elastic N.V. *	7,821	460,188
EPAM Systems, Inc. *	5,538	1,842,216
Euronet Worldwide, Inc. *	4,767	537,146
Fair Isaac Corp. *	2,450	1,631,578
Five9, Inc. *	7,068	556,817
FleetCor Technologies, Inc. *	7,245	1,512,828
Fortinet, Inc. *	65,126	3,408,695
Gartner, Inc. *	7,745	2,618,894
Gen Digital, Inc.	56,436	1,298,592
Genpact Ltd.	18,212	861,063
Global Payments, Inc.	27,084	3,052,908
Globant S.A. *	4,107	666,073
GoDaddy, Inc., Class A *	15,788	1,296,668
Guidewire Software, Inc. *	8,271	605,768
HubSpot, Inc. *	4,672	1,621,231
Informatica, Inc., Class A *	3,636	64,721
Jack Henry & Associates, Inc.	7,322	1,318,619
Jamf Holding Corp. *	6,632	131,778
Kyndryl Holdings, Inc. *	20,629	276,222
Manhattan Associates, Inc. *	6,259	815,923
MongoDB, Inc. *	6,691	1,433,279
nCino, Inc. *	7,059	201,887
NCR Corp. *	12,786	350,592
New Relic, Inc. *	5,378	328,327
Nutanix, Inc., Class A *	23,169	645,720
Okta, Inc. *	15,264	1,123,583

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Palantir Technologies, Inc., Class A *	185,636	1,444,248
Paychex, Inc.	32,557	3,772,054
Paycom Software, Inc. *	5,166	1,673,474
Paycor HCM, Inc. *	5,557	139,536
Paylocity Holding Corp. *	4,005	834,201
Pegasystems, Inc.	4,175	162,324
Procore Technologies, Inc. *	7,194	402,504
PTC, Inc. *	10,626	1,433,235
RingCentral, Inc., Class A *	8,598	335,580
SentinelOne, Inc., Class A *	19,186	289,517
Shift4 Payments, Inc., Class A *	5,072	324,811
Smartsheet, Inc., Class A *	12,837	554,687
Splunk, Inc. *	16,419	1,572,448
SS&C Technologies Holdings, Inc.	22,260	1,343,391
Synopsys, Inc. *	15,388	5,443,505
Teradata Corp. *	10,281	358,601
The Western Union Co.	38,846	550,448
Thoughtworks Holding, Inc. *	8,492	91,714
Toast, Inc., Class A *	25,734	574,126
Twilio, Inc., Class A *	17,576	1,051,748
Tyler Technologies, Inc. *	4,152	1,340,141
UiPath, Inc., Class A *	38,053	584,494
Unity Software, Inc. *	25,037	889,314
VeriSign, Inc. *	9,363	2,041,602
WEX, Inc. *	4,390	812,018
Wix.com Ltd. *	5,572	484,653
Zoom Video Communications, Inc., Class A *	25,485	1,911,375
Zscaler, Inc. *	8,516	1,057,347
		88,451,419

Technology Hardware & Equipment 4.4%
Amphenol Corp., Class A	59,105	4,714,806
Arista Networks, Inc. *	24,834	3,129,581
Arrow Electronics, Inc. *	6,177	725,736
Avnet, Inc.	9,197	421,958
CDW Corp.	13,643	2,674,437
Ciena Corp. *	14,866	773,329
Cognex Corp.	17,530	959,592
Coherent Corp. *	11,983	520,062
Corning, Inc.	76,198	2,637,213
Dell Technologies, Inc., Class C	25,492	1,035,485
F5, Inc. *	6,007	886,994
Hewlett Packard Enterprise Co.	129,712	2,092,255
HP, Inc.	101,579	2,960,012
IPG Photonics Corp. *	3,300	369,930
Jabil, Inc.	13,256	1,042,319
Juniper Networks, Inc.	32,242	1,041,417
Keysight Technologies, Inc. *	18,086	3,243,724
Littelfuse, Inc.	2,439	626,067
Lumentum Holdings, Inc. *	6,889	414,580
Motorola Solutions, Inc.	16,618	4,270,992
National Instruments Corp.	13,191	712,314
NetApp, Inc.	21,925	1,452,093
Pure Storage, Inc., Class A *	28,381	821,346
TD SYNNEX Corp.	4,718	481,944
Teledyne Technologies, Inc. *	4,673	1,982,567
Trimble, Inc. *	24,839	1,442,152
Ubiquiti, Inc.	415	121,246
ViaSat, Inc. *	7,236	249,280
Vontier Corp.	15,983	368,089
Western Digital Corp. *	32,072	1,409,564
Zebra Technologies Corp., Class A *	5,206	1,646,033
		45,227,117

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.1%
Frontier Communications Parent, Inc. *	24,710	731,663
Lumen Technologies, Inc. *	103,740	544,635
		1,276,298

Transportation 2.1%
Alaska Air Group, Inc. *	12,480	640,723
American Airlines Group, Inc. *	65,170	1,051,844
Avis Budget Group, Inc. *	2,580	516,103
C.H. Robinson Worldwide, Inc.	11,706	1,172,590
Copa Holdings S.A., Class A *	2,879	265,098
Delta Air Lines, Inc. *	64,607	2,526,134
Expeditors International of Washington, Inc.	16,002	1,730,616
GXO Logistics, Inc. *	10,665	558,100
Hertz Global Holdings, Inc. *	18,956	341,587
JB Hunt Transport Services, Inc.	8,314	1,571,762
JetBlue Airways Corp. *	32,366	258,928
Kirby Corp. *	6,040	427,511
Knight-Swift Transportation Holdings, Inc.	15,728	929,525
Landstar System, Inc.	3,599	622,015
Lyft, Inc., Class A *	32,089	521,446
Old Dominion Freight Line, Inc.	10,022	3,339,731
RXO, Inc. *	10,397	190,473
Ryder System, Inc.	4,910	463,553
Schneider National, Inc., Class B	5,440	144,160
Southwest Airlines Co.	59,768	2,137,901
U-Haul Holding Co.	911	61,064
U-Haul Holding Co. - Non Voting	8,172	504,948
United Airlines Holdings, Inc. *	32,913	1,611,421
XPO, Inc. *	10,354	412,711
		21,999,944

Utilities 5.6%
Alliant Energy Corp.	25,288	1,366,311
Ameren Corp.	25,977	2,256,622
American Water Works Co., Inc.	18,366	2,874,095
Atmos Energy Corp.	13,919	1,636,039
Avangrid, Inc.	7,112	299,913
Brookfield Renewable Corp., Class A	12,917	407,144
CenterPoint Energy, Inc.	63,589	1,915,301
CMS Energy Corp.	29,220	1,846,412
Consolidated Edison, Inc.	35,819	3,413,909
Constellation Energy Corp.	32,956	2,813,124
DTE Energy Co.	19,471	2,265,840
Edison International	37,947	2,614,548
Entergy Corp.	20,488	2,218,441
Essential Utilities, Inc.	23,342	1,090,772
Evergy, Inc.	22,427	1,405,052
Eversource Energy	34,783	2,863,684
FirstEnergy Corp.	54,802	2,244,142
Hawaiian Electric Industries, Inc.	10,997	464,843
IDACORP, Inc.	5,082	537,726
National Fuel Gas Co.	8,853	514,005
NiSource, Inc.	40,954	1,136,474
NRG Energy, Inc.	23,114	790,961
OGE Energy Corp.	20,136	791,748
PG&E Corp. *	166,157	2,641,896
Pinnacle West Capital Corp.	11,385	848,752
PPL Corp.	74,379	2,201,618
Public Service Enterprise Group, Inc.	50,260	3,112,602
The AES Corp.	67,314	1,845,077
UGI Corp.	21,116	841,050
Vistra Corp.	39,625	913,753

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	31,854	2,993,957
Xcel Energy, Inc.	55,046	3,785,513
		56,951,324
Total Common Stocks (Cost $872,409,598)		1,020,059,251

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	11,900	869,295
Total Investment Companies (Cost $799,806)		869,295

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (d)	3,363,798	3,363,798
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (d)(e)	3,902,460	3,902,460
		7,266,258
Total Short-Term Investments (Cost $7,266,258)		7,266,258
Total Investments in Securities (Cost $880,475,662)		1,028,194,804

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/17/23	11	2,929,190	62,584

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,805,372.
(b)	Subsequent to the period ended January 31, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023.
(c)
Subsequent to the period ended January 31, 2023, the Silicon Valley Bank, N.A.
was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,020,059,251	$—	$—	$1,020,059,251
Investment Companies[1]	869,295	—	—	869,295
Short-Term Investments[1]	7,266,258	—	—	7,266,258
Futures Contracts[2]	62,584	—	—	62,584
Total	$1,028,257,388	$—	$—	$1,028,257,388

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 8.1%
Ampol Ltd.	131,702	2,856,072
ANZ Group Holdings Ltd.	1,634,067	29,080,493
APA Group	647,244	4,843,915
Aristocrat Leisure Ltd.	328,008	7,919,171
ASX Ltd.	106,960	5,234,101
Aurizon Holdings Ltd.	974,699	2,547,628
BHP Group Ltd.	2,760,653	96,683,952
BlueScope Steel Ltd.	259,872	3,543,739
Brambles Ltd.	751,149	6,387,433
Cochlear Ltd.	36,102	5,454,168
Coles Group Ltd.	727,983	9,156,297
Commonwealth Bank of Australia	928,350	72,468,914
Computershare Ltd.	296,274	4,989,803
CSL Ltd.	262,586	55,445,143
Dexus	596,704	3,459,725
Endeavour Group Ltd.	731,974	3,437,027
Fortescue Metals Group Ltd.	925,775	14,623,128
Goodman Group	913,556	13,030,574
IDP Education Ltd.	115,772	2,576,325
IGO Ltd.	369,851	3,844,701
Insurance Australia Group Ltd.	1,354,263	4,703,046
James Hardie Industries plc	243,697	5,468,201
Lendlease Corp., Ltd.	373,987	2,283,679
Macquarie Group Ltd.	200,179	26,705,667
Medibank Pvt Ltd.	1,473,737	3,070,212
Mineral Resources Ltd.	93,374	5,911,515
Mirvac Group	2,144,917	3,465,346
National Australia Bank Ltd.	1,726,716	38,961,843
Newcrest Mining Ltd.	485,887	7,720,305
Northern Star Resources Ltd.	638,135	5,686,115
Orica Ltd.	248,946	2,612,328
Origin Energy Ltd.	934,811	4,963,444
Pilbara Minerals Ltd. *	1,366,529	4,648,820
Qantas Airways Ltd. *	502,682	2,269,020
QBE Insurance Group Ltd.	812,181	7,924,381
Ramsay Health Care Ltd.	101,069	4,775,885
REA Group Ltd.	29,206	2,618,952
Reece Ltd.	117,748	1,353,383
Rio Tinto Ltd.	202,014	18,128,182
Santos Ltd.	1,739,255	8,878,674
Scentre Group	2,838,495	6,158,984
SEEK Ltd.	181,588	3,144,912
Sonic Healthcare Ltd.	246,413	5,519,048
South32 Ltd.	2,540,309	8,151,670
Stockland	1,296,282	3,622,159
Suncorp Group Ltd.	695,009	6,178,173
Telstra Group Ltd.	2,206,735	6,377,867
The GPT Group	1,061,761	3,441,736
The Lottery Corp., Ltd. *	1,229,691	4,101,208
Transurban Group	1,665,756	16,331,300
Treasury Wine Estates Ltd.	392,477	4,042,818
Vicinity Ltd.	2,129,427	3,115,438
SECURITY	NUMBER OF SHARES	VALUE ($)
Washington H Soul Pattinson & Co., Ltd.	117,853	2,400,303
Wesfarmers Ltd.	618,769	21,815,751
Westpac Banking Corp.	1,908,269	32,108,283
WiseTech Global Ltd.	79,553	3,449,381
Woodside Energy Group Ltd.	1,033,389	26,758,442
Woolworths Group Ltd.	660,926	16,891,578
Xero Ltd. *	74,906	4,128,553
		687,468,911

Austria 0.2%
Erste Group Bank AG	188,519	7,153,190
OMV AG	80,765	4,045,538
Verbund AG	37,526	3,195,081
Voestalpine AG	64,382	2,139,193
		16,533,002

Belgium 1.0%
Ageas S.A./N.V.	89,235	4,356,628
Anheuser-Busch InBev S.A./N.V.	472,836	28,541,201
Argenx SE *	29,904	11,390,028
D'ieteren Group	13,714	2,620,956
Elia Group S.A./N.V.	18,191	2,554,349
Groupe Bruxelles Lambert N.V.	54,704	4,679,665
KBC Group N.V.	135,943	10,068,927
Sofina S.A.	8,344	1,982,302
Solvay S.A.	40,432	4,711,601
UCB S.A.	68,637	5,635,414
Umicore S.A.	114,431	4,326,005
Warehouses De Pauw CVA	86,716	2,749,928
		83,617,004

Denmark 2.8%
AP Moller - Maersk A/S, Class A	1,693	3,607,697
AP Moller - Maersk A/S, Class B	2,751	5,984,227
Carlsberg A/S, Class B	52,645	7,473,569
Chr. Hansen Holding A/S	57,131	4,218,262
Coloplast A/S, Class B	65,077	7,857,035
Danske Bank A/S	378,923	7,894,318
Demant A/S *	49,414	1,398,748
DSV A/S	102,268	16,918,198
Genmab A/S *	35,799	14,029,501
Novo Nordisk A/S, Class B	902,706	124,925,273
Novozymes A/S, B Shares	112,754	5,867,328
Orsted A/S	102,835	9,157,661
Pandora A/S	49,742	4,142,062
Rockwool A/S, Class B	4,990	1,430,694
Tryg A/S	197,574	4,533,947
Vestas Wind Systems A/S	550,547	16,109,883
		235,548,403

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 1.0%
Elisa Oyj	78,231	4,457,064
Fortum Oyj	243,537	3,660,907
Kesko Oyj, B Shares	149,674	3,486,428
Kone Oyj, B Shares	184,076	10,038,784
Neste Oyj	230,536	11,020,146
Nokia Oyj	2,959,594	14,032,962
Orion Oyj, B Shares	58,978	3,159,724
Sampo Oyj, A Shares	260,823	13,693,070
Stora Enso Oyj, R Shares	302,207	4,320,161
UPM-Kymmene Oyj	289,411	10,490,053
Wartsila Oyj Abp	261,929	2,491,209
		80,850,508

France 12.1%
Accor S.A. *	92,172	2,991,716
Aeroports de Paris *	16,156	2,506,402
Air Liquide S.A.	285,079	45,392,035
Airbus SE	322,598	40,442,769
Alstom S.A.	175,688	5,224,112
Amundi S.A.	31,971	2,093,141
ArcelorMittal S.A.	288,779	8,958,769
Arkema S.A.	32,536	3,292,244
AXA S.A.	1,019,036	31,792,926
BioMerieux	23,030	2,347,814
BNP Paribas S.A.	604,837	41,541,344
Bollore SE	489,428	2,738,532
Bouygues S.A.	126,565	4,169,549
Bureau Veritas S.A.	160,578	4,591,160
Capgemini SE	88,864	16,865,105
Carrefour S.A.	326,358	6,207,645
Cie de Saint-Gobain	269,132	15,456,564
Cie Generale des Etablissements Michelin S.C.A.	368,919	11,665,147
Covivio	25,895	1,777,546
Credit Agricole S.A.	654,595	7,882,132
Danone S.A.	349,647	19,174,381
Dassault Aviation S.A.	13,812	2,358,582
Dassault Systemes SE	365,599	13,596,954
Edenred	136,865	7,454,964
Eiffage S.A.	45,510	4,860,948
Electricite de France S.A.	309,972	4,071,499
Engie S.A.	990,963	14,071,540
EssilorLuxottica S.A.	158,880	29,151,197
Eurazeo SE	23,599	1,655,403
Eurofins Scientific SE	73,891	5,300,184
Euronext N.V.	46,230	3,746,104
Gecina S.A.	25,368	3,004,831
Getlink SE	236,994	4,008,461
Hermes International	17,246	32,276,046
Ipsen S.A.	20,049	2,105,847
Kering S.A.	40,857	25,492,999
Klepierre S.A. *	114,515	2,906,431
La Francaise des Jeux SAEM	56,889	2,434,166
Legrand S.A.	145,570	12,979,613
L'Oreal S.A.	131,654	54,361,464
LVMH Moet Hennessy Louis Vuitton SE	150,863	131,699,720
Orange S.A.	1,087,430	11,508,000
Pernod-Ricard S.A.	112,714	23,335,176
Publicis Groupe S.A.	124,358	8,772,167
Remy Cointreau S.A.	12,675	2,386,565
Renault S.A. *	105,905	4,306,038
Safran S.A.	186,606	26,833,105
Sanofi	621,528	60,862,772
Sartorius Stedim Biotech	15,158	5,287,538
Schneider Electric SE	295,936	48,005,420
SEB S.A.	13,670	1,429,554
SECURITY	NUMBER OF SHARES	VALUE ($)
Societe Generale S.A.	437,998	13,037,698
Sodexo S.A.	48,742	4,831,931
STMicroelectronics N.V.	372,774	17,553,297
Teleperformance	32,390	9,003,993
Thales S.A.	58,550	7,743,783
TotalEnergies SE	1,355,659	83,807,864
UbiSoft Entertainment S.A. *	53,429	1,106,330
Unibail-Rodamco-Westfield *	64,651	4,183,908
Valeo S.A.	113,893	2,489,104
Veolia Environnement S.A.	363,121	10,778,322
Vinci S.A.	293,279	33,137,460
Vivendi SE	394,918	4,241,329
Wendel SE	15,141	1,603,251
Worldline S.A. *	129,213	5,861,862
		1,026,754,453

Germany 8.0%
adidas AG	94,261	15,177,548
Allianz SE	222,930	53,305,644
Aroundtown S.A.	540,841	1,505,810
BASF SE	499,078	28,614,848
Bayer AG	535,612	33,339,134
Bayerische Motoren Werke AG	181,063	18,443,917
Bechtle AG	44,092	1,858,070
Beiersdorf AG	55,260	6,718,378
Brenntag SE	83,412	6,226,540
Carl Zeiss Meditec AG, Class B	22,334	3,223,203
Commerzbank AG *	586,058	6,699,482
Continental AG	60,491	4,247,388
Covestro AG	105,674	4,865,706
Daimler Truck Holding AG *	246,671	8,289,038
Delivery Hero SE *	92,491	5,591,716
Deutsche Bank AG	1,128,550	15,061,315
Deutsche Boerse AG	103,664	18,549,873
Deutsche Lufthansa AG *	329,836	3,494,517
Deutsche Post AG	540,634	23,277,912
Deutsche Telekom AG	1,769,078	39,412,934
E.ON SE	1,225,052	13,356,632
Evonik Industries AG	115,176	2,560,194
Fresenius Medical Care AG & Co. KGaA	113,335	4,256,258
Fresenius SE & Co. KGaA	229,444	6,649,484
GEA Group AG	82,635	3,728,483
Hannover Rueck SE	32,724	6,645,213
HeidelbergCement AG	78,950	5,417,344
HelloFresh SE *	91,544	2,225,551
Henkel AG & Co. KGaA	55,765	3,726,120
Infineon Technologies AG	710,224	25,575,490
Knorr-Bremse AG	38,882	2,555,637
LEG Immobilien SE	40,304	3,150,728
Mercedes-Benz Group AG	436,184	32,457,335
Merck KGaA	70,389	14,692,168
MTU Aero Engines AG	29,131	7,280,203
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	76,266	27,547,839
Nemetschek SE	32,037	1,712,837
Puma SE	56,837	3,881,306
QIAGEN N.V. *	124,507	6,073,837
Rational AG	2,766	1,819,429
Rheinmetall AG	23,899	5,584,182
RWE AG	349,855	15,575,150
SAP SE	569,928	67,559,243
Scout24 SE	43,264	2,518,744
Siemens AG	417,354	65,192,896
Siemens Energy AG *	238,905	4,995,219
Siemens Healthineers AG	151,659	8,133,270
Symrise AG	72,896	7,749,549
Telefonica Deutschland Holding AG	585,979	1,725,926

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Internet AG	52,224	1,212,451
Volkswagen AG	15,529	2,718,198
Vonovia SE	392,002	11,073,235
Zalando SE *	123,167	5,743,894
		672,997,018

Hong Kong 2.9%
AIA Group Ltd.	6,513,000	73,646,689
BOC Hong Kong Holdings Ltd.	2,029,090	7,091,440
Budweiser Brewing Co. APAC Ltd.	951,000	3,000,708
CK Asset Holdings Ltd.	1,100,711	7,037,406
CK Hutchison Holdings Ltd.	1,454,025	9,253,344
CK Infrastructure Holdings Ltd.	349,000	1,941,680
CLP Holdings Ltd.	890,426	6,615,802
ESR Group Ltd.	1,086,734	2,175,735
Futu Holdings Ltd., ADR *(a)	32,880	1,668,989
Galaxy Entertainment Group Ltd.	1,192,000	8,297,867
Hang Lung Properties Ltd.	1,124,000	2,119,353
Hang Seng Bank Ltd.	420,440	7,001,677
Henderson Land Development Co., Ltd.	808,735	2,987,463
HK Electric Investments & HK Electric Investments Ltd.	1,470,104	1,016,184
HKT Trust & HKT Ltd.	2,053,000	2,689,791
Hong Kong & China Gas Co., Ltd.	6,085,696	6,110,159
Hong Kong Exchanges & Clearing Ltd.	657,665	29,580,178
Hongkong Land Holdings Ltd.	602,201	2,944,024
Jardine Matheson Holdings Ltd.	86,717	4,609,492
Link REIT	1,159,500	9,281,056
MTR Corp., Ltd.	851,052	4,554,411
New World Development Co., Ltd.	824,778	2,465,181
Power Assets Holdings Ltd.	749,438	4,240,446
Sands China Ltd. *	1,317,200	4,939,612
Sino Land Co., Ltd.	1,884,068	2,448,303
SITC International Holdings Co., Ltd.	720,000	1,572,911
Sun Hung Kai Properties Ltd.	788,104	11,176,592
Swire Pacific Ltd., A Shares	263,090	2,410,928
Swire Properties Ltd.	620,400	1,743,669
Techtronic Industries Co., Ltd.	746,500	9,623,716
WH Group Ltd.	4,452,289	2,742,006
Wharf Real Estate Investment Co., Ltd.	908,188	5,199,070
Xinyi Glass Holdings Ltd.	973,000	2,071,640
		244,257,522

Ireland 0.7%
AIB Group plc	597,441	2,509,605
Bank of Ireland Group plc	581,736	6,215,176
CRH plc	411,396	19,221,469
Flutter Entertainment plc *	91,208	14,167,610
Kerry Group plc, Class A	86,301	8,086,411
Kingspan Group plc	84,429	5,430,139
Smurfit Kappa Group plc	135,940	5,707,377
		61,337,787

Israel 0.7%
Azrieli Group Ltd.	23,908	1,539,976
Bank Hapoalim B.M.	687,937	6,191,815
Bank Leumi Le-Israel B.M.	846,266	7,478,776
Bezeq The Israeli Telecommunication Corp., Ltd.	1,132,512	1,876,813
Check Point Software Technologies Ltd. *	54,566	6,940,795
CyberArk Software Ltd. *	22,219	3,130,213
Elbit Systems Ltd.	14,680	2,464,538
ICL Group Ltd.	390,867	3,103,342
Israel Discount Bank Ltd., A Shares	674,728	3,451,041
Mizrahi Tefahot Bank Ltd.	84,544	2,792,545
SECURITY	NUMBER OF SHARES	VALUE ($)
Nice Ltd. *	34,809	7,198,789
Teva Pharmaceutical Industries Ltd. ADR, ADR *	601,778	6,342,740
Tower Semiconductor Ltd. *	59,552	2,505,063
Wix.com Ltd. *	31,152	2,709,601
ZIM Integrated Shipping Services Ltd. (a)	45,426	860,823
		58,586,870

Italy 2.4%
Amplifon S.p.A.	66,849	1,845,918
Assicurazioni Generali S.p.A.	606,294	11,835,652
CNH Industrial N.V.	554,873	9,816,454
Davide Campari-Milano N.V.	285,422	3,061,745
DiaSorin S.p.A.	13,779	1,793,747
Enel S.p.A.	4,442,510	26,158,033
Eni S.p.A.	1,366,644	21,030,228
Ferrari N.V.	68,780	17,187,033
FinecoBank Banca Fineco S.p.A.	335,794	6,028,123
Infrastrutture Wireless Italiane S.p.A.	183,838	2,014,640
Intesa Sanpaolo S.p.A.	9,075,730	23,862,543
Mediobanca Banca di Credito Finanziario S.p.A.	332,086	3,569,907
Moncler S.p.A.	111,382	6,971,137
Nexi S.p.A. *	323,843	2,852,195
Poste Italiane S.p.A.	284,999	3,044,936
Prysmian S.p.A.	139,480	5,696,038
Recordati Industria Chimica e Farmaceutica S.p.A.	56,918	2,493,491
Snam S.p.A.	1,103,200	5,619,182
Stellantis N.V.	1,198,386	18,839,814
Telecom Italia S.p.A. *	5,333,218	1,535,475
Tenaris S.A.	257,960	4,571,244
Terna - Rete Elettrica Nazionale	761,673	6,026,250
UniCredit S.p.A.	1,048,238	20,473,280
		206,327,065

Japan 21.5%
Advantest Corp.	103,898	7,447,511
Aeon Co., Ltd.	356,100	7,300,646
AGC, Inc.	106,493	3,923,821
Aisin Corp.	82,000	2,392,392
Ajinomoto Co., Inc.	247,300	8,153,133
ANA Holdings, Inc. *	87,500	1,936,615
Asahi Group Holdings Ltd.	248,000	8,189,516
Asahi Intecc Co., Ltd.	120,900	2,121,091
Asahi Kasei Corp.	683,900	5,182,342
Astellas Pharma, Inc.	1,004,750	14,790,051
Azbil Corp.	62,600	1,765,223
Bandai Namco Holdings, Inc.	109,800	7,342,737
Bridgestone Corp.	307,957	11,497,017
Brother Industries Ltd.	127,600	1,981,918
Canon, Inc.	546,895	12,136,881
Capcom Co., Ltd.	93,300	3,023,275
Central Japan Railway Co.	78,700	9,599,413
Chubu Electric Power Co., Inc.	355,900	3,833,424
Chugai Pharmaceutical Co., Ltd.	368,000	9,540,430
Concordia Financial Group Ltd.	591,500	2,599,265
CyberAgent, Inc.	236,200	2,208,931
Dai Nippon Printing Co., Ltd.	122,548	2,893,314
Daifuku Co., Ltd.	54,230	2,986,104
Dai-ichi Life Holdings, Inc.	535,300	12,559,618
Daiichi Sankyo Co., Ltd.	955,300	30,003,042
Daikin Industries Ltd.	136,000	23,622,462
Daito Trust Construction Co., Ltd.	33,500	3,310,421
Daiwa House Industry Co., Ltd.	320,900	7,706,418
Daiwa House REIT Investment Corp.	1,201	2,613,056
Daiwa Securities Group, Inc.	715,400	3,376,042

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Denso Corp.	236,600	12,777,748
Dentsu Group, Inc.	117,800	3,794,205
Disco Corp.	15,600	4,686,748
East Japan Railway Co.	164,760	9,186,722
Eisai Co., Ltd.	136,600	8,451,435
ENEOS Holdings, Inc.	1,667,800	5,971,051
FANUC Corp.	104,600	18,481,728
Fast Retailing Co., Ltd.	31,800	19,314,027
Fuji Electric Co., Ltd.	67,000	2,712,025
FUJIFILM Holdings Corp.	196,611	10,404,878
Fujitsu Ltd.	107,000	15,234,587
GLP J-REIT	2,362	2,672,746
GMO Payment Gateway, Inc.	23,400	2,165,247
Hakuhodo DY Holdings, Inc.	125,400	1,355,241
Hamamatsu Photonics K.K.	76,500	4,087,416
Hankyu Hanshin Holdings, Inc.	126,600	3,762,860
Hikari Tsushin, Inc.	10,993	1,569,122
Hirose Electric Co., Ltd.	16,664	2,169,391
Hitachi Construction Machinery Co., Ltd.	59,353	1,399,741
Hitachi Ltd.	527,215	27,648,445
Honda Motor Co., Ltd.	888,339	21,974,408
Hoshizaki Corp.	60,400	2,171,154
Hoya Corp.	197,007	21,665,238
Hulic Co., Ltd.	210,700	1,731,909
Ibiden Co., Ltd.	61,500	2,400,277
Idemitsu Kosan Co., Ltd.	110,803	2,770,160
Iida Group Holdings Co., Ltd.	81,700	1,361,976
Inpex Corp.	570,000	6,263,524
Isuzu Motors Ltd.	318,900	4,032,599
Ito En Ltd.	30,600	1,091,800
ITOCHU Corp.	649,300	20,986,556
Itochu Techno-Solutions Corp.	51,087	1,264,786
Japan Airlines Co., Ltd. *	74,900	1,588,447
Japan Exchange Group, Inc.	279,400	4,276,096
Japan Metropolitan Fund Invest	3,872	2,993,381
Japan Post Bank Co., Ltd.	222,200	1,974,219
Japan Post Holdings Co., Ltd.	1,297,500	11,391,347
Japan Post Insurance Co., Ltd.	109,100	1,946,340
Japan Real Estate Investment Corp.	671	2,876,906
Japan Tobacco, Inc.	652,400	13,303,679
JFE Holdings, Inc.	268,000	3,533,754
JSR Corp.	99,200	2,232,016
Kajima Corp.	231,200	2,839,431
Kakaku.com, Inc.	74,000	1,233,734
Kao Corp.	257,419	10,405,349
KDDI Corp.	878,200	27,437,982
Keio Corp.	56,500	2,073,803
Keisei Electric Railway Co., Ltd.	72,156	2,104,716
Keyence Corp.	106,000	48,799,088
Kikkoman Corp.	80,477	4,256,597
Kintetsu Group Holdings Co., Ltd.	92,000	2,995,978
Kirin Holdings Co., Ltd.	448,900	6,917,425
Kobayashi Pharmaceutical Co., Ltd.	29,200	2,096,329
Kobe Bussan Co., Ltd.	81,700	2,358,822
Koei Tecmo Holdings Co., Ltd.	64,600	1,174,826
Koito Manufacturing Co., Ltd.	114,000	1,922,972
Komatsu Ltd.	505,809	12,429,983
Konami Group Corp.	49,700	2,443,922
Kose Corp.	18,300	2,019,091
Kubota Corp.	551,900	8,294,112
Kurita Water Industries Ltd.	57,147	2,584,087
Kyocera Corp.	173,700	9,013,536
Kyowa Kirin Co., Ltd.	146,900	3,276,009
Lasertec Corp.	41,000	7,762,239
Lixil Corp.	153,287	2,646,313
M3, Inc.	242,000	6,616,983
Makita Corp.	122,100	3,252,357
Marubeni Corp.	838,500	10,287,201
Mazda Motor Corp.	312,900	2,490,680
SECURITY	NUMBER OF SHARES	VALUE ($)
McDonald's Holdings Co., Japan Ltd.	48,100	1,900,305
MEIJI Holdings Co., Ltd.	60,200	3,104,675
MINEBEA MITSUMI, Inc.	195,100	3,401,118
MISUMI Group, Inc.	155,300	3,908,507
Mitsubishi Chemical Group Corp.	698,500	3,919,594
Mitsubishi Corp.	690,300	23,115,353
Mitsubishi Electric Corp.	1,060,100	11,683,098
Mitsubishi Estate Co., Ltd.	650,002	8,354,552
Mitsubishi HC Capital, Inc.	348,838	1,780,520
Mitsubishi Heavy Industries Ltd.	175,200	6,869,585
Mitsubishi UFJ Financial Group, Inc.	6,515,209	47,723,129
Mitsui & Co., Ltd.	783,400	23,112,440
Mitsui Chemicals, Inc.	98,200	2,311,482
Mitsui Fudosan Co., Ltd.	490,377	9,191,451
Mitsui O.S.K. Lines Ltd.	188,600	4,680,809
Mizuho Financial Group, Inc.	1,316,013	20,556,715
MonotaRO Co., Ltd.	138,200	2,093,502
MS&AD Insurance Group Holdings, Inc.	240,962	7,728,546
Murata Manufacturing Co., Ltd.	313,000	17,884,972
NEC Corp.	135,500	4,895,291
Nexon Co., Ltd.	257,800	6,216,214
NGK Insulators Ltd.	131,600	1,821,513
Nidec Corp.	243,200	13,477,862
Nihon M&A Center Holdings, Inc.	163,700	1,673,571
Nintendo Co., Ltd.	602,790	26,135,628
Nippon Building Fund, Inc.	838	3,662,364
Nippon Express Holdings, Inc.	41,700	2,419,964
Nippon Paint Holdings Co., Ltd.	453,200	4,137,478
Nippon Prologis REIT, Inc.	1,184	2,686,663
Nippon Sanso Holdings Corp.	94,900	1,547,901
Nippon Shinyaku Co., Ltd.	27,200	1,399,879
Nippon Steel Corp.	438,041	9,117,701
Nippon Telegraph & Telephone Corp.	651,971	19,549,688
Nippon Yusen K.K.	265,700	6,320,698
Nissan Chemical Corp.	68,666	3,241,697
Nissan Motor Co., Ltd.	1,267,296	4,553,318
Nisshin Seifun Group, Inc.	107,800	1,350,248
Nissin Foods Holdings Co., Ltd.	33,400	2,611,133
Nitori Holdings Co., Ltd.	43,900	5,810,415
Nitto Denko Corp.	77,100	4,983,545
Nomura Holdings, Inc.	1,595,600	6,367,768
Nomura Real Estate Holdings, Inc.	66,600	1,467,894
Nomura Real Estate Master Fund, Inc.	2,317	2,709,650
Nomura Research Institute Ltd.	214,400	5,147,224
NTT Data Corp.	342,300	5,309,543
Obayashi Corp.	351,300	2,724,937
Obic Co., Ltd.	38,000	6,092,413
Odakyu Electric Railway Co., Ltd.	160,400	2,108,838
Oji Holdings Corp.	443,200	1,831,634
Olympus Corp.	667,000	12,539,340
Omron Corp.	101,800	5,890,207
Ono Pharmaceutical Co., Ltd.	194,800	4,226,904
Open House Group Co., Ltd.	42,300	1,600,220
Oracle Corp. Japan	20,900	1,431,793
Oriental Land Co., Ltd.	109,000	18,161,564
ORIX Corp.	655,400	11,523,886
Osaka Gas Co., Ltd.	206,800	3,337,108
Otsuka Corp.	63,200	2,079,251
Otsuka Holdings Co., Ltd.	214,100	6,868,415
Pan Pacific International Holdings Corp.	209,400	3,872,460
Panasonic Holdings Corp.	1,199,412	11,122,589
Persol Holdings Co., Ltd.	96,600	2,118,004
Rakuten Group, Inc.	481,420	2,454,493
Recruit Holdings Co., Ltd.	784,300	25,223,293
Renesas Electronics Corp. *	643,600	6,620,134
Resona Holdings, Inc.	1,187,585	6,571,767
Ricoh Co., Ltd.	314,000	2,437,462
Rohm Co., Ltd.	47,700	3,822,272
SBI Holdings, Inc.	136,390	2,891,372

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SCSK Corp.	85,200	1,387,688
Secom Co., Ltd.	115,600	6,886,958
Seiko Epson Corp.	152,100	2,358,766
Sekisui Chemical Co., Ltd.	204,600	2,866,095
Sekisui House Ltd.	335,769	6,345,786
Seven & i Holdings Co., Ltd.	410,703	19,390,479
SG Holdings Co., Ltd.	159,028	2,454,011
Sharp Corp.	117,800	979,161
Shimadzu Corp.	130,600	4,013,477
Shimano, Inc.	39,600	7,062,081
Shimizu Corp.	301,200	1,688,435
Shin-Etsu Chemical Co., Ltd.	204,760	30,186,336
Shionogi & Co., Ltd.	145,000	6,909,901
Shiseido Co., Ltd.	217,000	11,278,791
Shizuoka Financial Group, Inc.	243,000	2,058,607
SMC Corp.	31,200	15,846,809
Softbank Corp.	1,565,200	17,909,164
SoftBank Group Corp.	657,300	31,117,932
Sompo Holdings, Inc.	169,300	7,288,177
Sony Group Corp.	687,900	61,464,921
Square Enix Holdings Co., Ltd.	47,100	2,227,418
Subaru Corp.	332,200	5,458,589
SUMCO Corp.	191,200	2,832,966
Sumitomo Chemical Co., Ltd.	812,900	3,120,424
Sumitomo Corp.	613,500	11,012,281
Sumitomo Electric Industries Ltd.	393,400	4,727,157
Sumitomo Metal Mining Co., Ltd.	133,800	5,432,712
Sumitomo Mitsui Financial Group, Inc.	711,446	30,920,200
Sumitomo Mitsui Trust Holdings, Inc.	182,700	6,655,511
Sumitomo Realty & Development Co., Ltd.	171,100	4,170,926
Suntory Beverage & Food Ltd.	75,400	2,546,088
Suzuki Motor Corp.	201,500	7,554,675
Sysmex Corp.	92,000	6,107,425
T&D Holdings, Inc.	286,400	4,584,189
Taisei Corp.	98,100	3,386,605
Takeda Pharmaceutical Co., Ltd.	818,890	25,743,746
TDK Corp.	213,700	7,634,702
Terumo Corp.	349,700	10,179,890
The Chiba Bank Ltd.	291,200	2,203,337
The Kansai Electric Power Co., Inc.	387,800	3,729,509
TIS, Inc.	123,000	3,546,748
Tobu Railway Co., Ltd.	104,900	2,461,279
Toho Co., Ltd.	61,008	2,253,236
Tokio Marine Holdings, Inc.	1,002,697	21,001,191
Tokyo Electric Power Co. Holdings, Inc. *	821,990	3,078,180
Tokyo Electron Ltd.	81,300	28,416,314
Tokyo Gas Co., Ltd.	215,140	4,504,966
Tokyu Corp.	290,900	3,740,794
Toppan, Inc.	145,100	2,337,876
Toray Industries, Inc.	757,000	4,651,044
Toshiba Corp.	211,617	7,268,335
Tosoh Corp.	145,100	1,898,403
TOTO Ltd.	76,500	2,973,011
Toyota Industries Corp.	80,100	4,875,897
Toyota Motor Corp.	5,783,915	84,940,914
Toyota Tsusho Corp.	116,569	4,935,782
Trend Micro, Inc.	74,000	3,664,037
Unicharm Corp.	219,600	8,376,781
USS Co., Ltd.	112,600	1,852,063
Welcia Holdings Co., Ltd.	51,100	1,142,119
West Japan Railway Co.	119,432	5,001,633
Yakult Honsha Co., Ltd.	70,500	5,032,847
Yamaha Corp.	76,600	2,978,520
Yamaha Motor Co., Ltd.	161,700	3,982,781
Yamato Holdings Co., Ltd.	151,500	2,650,786
Yaskawa Electric Corp.	131,500	5,140,215
Yokogawa Electric Corp.	121,500	2,133,489
SECURITY	NUMBER OF SHARES	VALUE ($)
Z Holdings Corp.	1,453,100	4,228,112
ZOZO, Inc.	69,300	1,796,478
		1,817,516,924

Netherlands 4.5%
ABN AMRO Bank N.V., GDR	221,548	3,677,154
Adyen N.V. *	11,801	17,842,014
Aegon N.V.	981,624	5,414,433
AerCap Holdings N.V. *	73,700	4,658,577
Akzo Nobel N.V.	99,799	7,433,525
ASM International N.V.	25,733	8,703,053
ASML Holding N.V.	221,566	146,598,621
Coca-Cola Europacific Partners plc	111,125	6,247,448
EXOR N.V. *	59,315	4,714,868
Heineken Holding N.V.	55,408	4,574,811
Heineken N.V.	141,083	14,099,680
IMCD N.V.	31,356	4,970,923
ING Groep N.V.	2,051,293	29,703,257
JDE Peet's N.V.	53,187	1,594,170
Just Eat Takeaway.com N.V *	99,191	2,544,603
Koninklijke Ahold Delhaize N.V.	570,415	17,025,155
Koninklijke DSM N.V.	95,058	12,224,648
Koninklijke KPN N.V.	1,809,815	6,187,474
Koninklijke Philips N.V.	488,228	8,429,476
NN Group N.V.	153,559	6,671,843
OCI N.V. *	58,728	1,999,128
Prosus N.V. *	452,514	36,538,346
Randstad N.V.	66,185	4,242,349
Universal Music Group N.V.	393,151	10,049,870
Wolters Kluwer N.V.	142,714	15,559,111
		381,704,537

New Zealand 0.2%
Auckland International Airport Ltd. *	699,496	3,849,701
Fisher & Paykel Healthcare Corp., Ltd.	313,216	5,140,246
Mercury NZ Ltd.	363,519	1,412,253
Meridian Energy Ltd.	685,260	2,368,399
Spark New Zealand Ltd.	1,036,536	3,494,925
		16,265,524

Norway 0.7%
Adevinta A.S.A. *	153,144	1,312,878
Aker BP A.S.A.	173,064	5,271,830
DNB Bank A.S.A.	501,300	9,374,092
Equinor A.S.A.	519,260	15,825,301
Gjensidige Forsikring A.S.A.	108,119	1,943,271
Kongsberg Gruppen A.S.A.	47,499	1,891,016
Mowi A.S.A.	225,251	4,165,266
Norsk Hydro A.S.A.	739,772	5,997,959
Orkla A.S.A.	417,527	3,117,138
Salmar A.S.A.	36,572	1,700,585
Telenor A.S.A.	382,793	4,007,311
Yara International A.S.A.	91,110	4,048,134
		58,654,781

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,522,544	7,564,390
EDP Renovaveis S.A.	157,272	3,420,836
Galp Energia, SGPS, S.A.	272,607	3,731,457
Jeronimo Martins, SGPS, S.A.	152,569	3,312,384
		18,029,067

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore 1.5%
CapitaLand Ascendas REIT	1,863,995	4,101,964
CapitaLand Integrated Commercial Trust	2,898,410	4,742,185
Capitaland Investment Ltd.	1,423,049	4,311,284
City Developments Ltd.	235,200	1,492,774
DBS Group Holdings Ltd.	990,993	27,129,693
Genting Singapore Ltd.	3,274,000	2,479,593
Grab Holdings Ltd., Class A *	723,345	2,741,478
Jardine Cycle & Carriage Ltd.	52,600	1,166,122
Keppel Corp., Ltd.	794,100	4,584,862
Mapletree Logistics Trust	1,829,628	2,365,328
Mapletree Pan Asia Commercial Trust	1,281,700	1,783,386
Oversea-Chinese Banking Corp., Ltd.	1,847,401	18,252,964
Sea Ltd., ADR *	196,611	12,671,579
Singapore Airlines Ltd.	741,050	3,350,928
Singapore Exchange Ltd.	467,400	3,292,140
Singapore Technologies Engineering Ltd.	845,949	2,378,421
Singapore Telecommunications Ltd.	4,486,737	8,592,825
United Overseas Bank Ltd.	639,433	14,534,714
UOL Group Ltd.	244,072	1,302,262
Venture Corp., Ltd.	149,300	2,108,318
Wilmar International Ltd.	1,068,234	3,321,161
		126,703,981

Spain 2.5%
Acciona S.A.	13,172	2,569,858
ACS, Actividades de Construccion y Servicios S.A.	116,757	3,455,273
Aena SME S.A. *	40,973	6,156,151
Amadeus IT Group S.A. *	246,523	15,531,923
Banco Bilbao Vizcaya Argentaria S.A.	3,314,065	23,409,800
Banco Santander S.A.	9,136,505	31,931,531
CaixaBank S.A.	2,430,948	10,786,018
Cellnex Telecom S.A. *	295,696	11,587,730
Corp. ACCIONA Energias Renovables S.A.	34,385	1,406,144
Enagas S.A.	138,842	2,489,616
Endesa S.A.	171,029	3,409,757
Ferrovial S.A.	264,842	7,815,024
Grifols S.A. *	161,242	2,134,530
Iberdrola S.A.	3,291,496	38,615,058
Iberdrola S.A. - Interim Shares *(b)	55,216	647,780
Industria de Diseno Textil S.A.	595,215	18,583,093
Naturgy Energy Group S.A.	79,706	2,260,638
Red Electrica Corp. S.A.	225,900	3,998,180
Repsol S.A.	749,079	12,304,997
Telefonica S.A.	2,845,060	10,808,442
		209,901,543

Sweden 3.3%
Alfa Laval AB	158,699	4,987,216
Assa Abloy AB, B Shares	544,919	12,836,248
Atlas Copco AB, A Shares	1,465,015	17,383,958
Atlas Copco AB, B Shares	841,401	8,874,765
Boliden AB	150,198	6,740,432
Electrolux AB, B Shares	116,632	1,651,958
Embracer Group AB *	350,885	1,635,520
Epiroc AB, A Shares	365,915	7,119,518
Epiroc AB, B Shares	198,520	3,309,820
EQT AB	162,834	3,674,311
Essity AB, B Shares	332,172	8,677,707
Evolution AB	99,308	11,161,331
Fastighets AB Balder, B Shares *	351,616	1,811,611
Getinge AB, B Shares	124,757	2,810,473
H & M Hennes & Mauritz AB, B Shares	400,832	4,936,761
Hexagon AB, B Shares	1,056,976	12,116,646
SECURITY	NUMBER OF SHARES	VALUE ($)
Holmen AB, B Shares	51,070	2,106,411
Husqvarna AB, B Shares	233,228	1,984,277
Industrivarden AB, A Shares	70,734	1,873,767
Industrivarden AB, C Shares	84,874	2,235,977
Indutrade AB	148,335	3,294,108
Investment AB Latour, B Shares	80,494	1,698,336
Investor AB, A Shares	269,387	5,376,584
Investor AB, B Shares	996,975	19,373,192
Kinnevik AB, B Shares *	132,359	2,045,892
L E Lundbergfortagen AB, B Shares	40,960	1,896,744
Lifco AB, B Shares	126,273	2,319,678
Nibe Industrier AB, B Shares	832,740	8,997,144
Nordea Bank Abp	1,836,376	21,467,940
Sagax AB, Class B	103,512	2,574,861
Sandvik AB	581,510	12,018,437
Securitas AB, B Shares	275,103	2,518,170
Skandinaviska Enskilda Banken AB, A Shares	882,829	10,687,359
Skanska AB, B Shares	188,369	3,324,731
SKF AB, B Shares	209,900	3,714,872
Svenska Cellulosa AB, S.C.A., B Shares	332,472	4,616,817
Svenska Handelsbanken AB, A Shares	793,873	8,278,521
Swedbank AB, A Shares	496,973	9,559,979
Swedish Orphan Biovitrum AB *	93,463	2,084,278
Tele2 AB, B Shares	315,686	2,726,431
Telefonaktiebolaget LM Ericsson, B Shares	1,583,233	9,183,480
Telia Co. AB	1,431,464	3,696,957
Volvo AB, A Shares	115,948	2,408,672
Volvo AB, B Shares	812,217	16,117,232
Volvo Car AB, Class B *	326,620	1,629,669
		279,538,791

Switzerland 9.9%
ABB Ltd.	856,834	29,831,234
Adecco Group AG	88,144	3,273,730
Alcon, Inc.	272,666	20,574,968
Bachem Holding AG, Class B	18,776	1,660,434
Baloise Holding AG	24,657	4,055,408
Banque Cantonale Vaudoise	16,752	1,592,396
Barry Callebaut AG	1,947	4,067,930
BKW AG	11,869	1,706,789
Chocoladefabriken Lindt & Spruengli AG	58	6,528,442
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	574	6,304,080
Cie Financiere Richemont S.A., Class A	284,773	43,899,810
Clariant AG *	117,758	2,019,364
Credit Suisse Group AG	1,964,027	6,765,840
EMS-Chemie Holding AG	3,806	2,837,298
Geberit AG	19,388	11,031,429
Givaudan S.A.	5,016	16,263,025
Holcim AG *	302,286	18,072,080
Julius Baer Group Ltd.	114,400	7,338,110
Kuehne & Nagel International AG	29,862	7,120,790
Logitech International S.A.	94,800	5,547,389
Lonza Group AG	40,529	23,119,417
Nestle S.A.	1,500,205	183,038,580
Novartis AG	1,179,617	106,648,035
Partners Group Holding AG	12,436	11,668,655
Roche Holding AG	383,057	119,579,046
Roche Holding AG, Bearer Shares	14,603	5,345,294
Schindler Holding AG	12,800	2,589,298
Schindler Holding AG, Participation Certificates	22,468	4,788,769
SGS S.A.	3,434	8,374,269
SIG Group AG *	168,930	4,187,092
Sika AG	79,580	22,612,407
Sonova Holding AG	29,178	7,296,591

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Straumann Holding AG	61,251	8,020,022
Swiss Life Holding AG	16,811	9,949,551
Swiss Prime Site AG	41,293	3,679,546
Swiss Re AG	164,265	17,200,336
Swisscom AG	14,030	8,289,703
Temenos AG	34,062	2,431,367
The Swatch Group AG	29,050	1,908,807
The Swatch Group AG, Bearer Shares	15,840	5,735,165
UBS Group AG	1,825,073	38,956,866
VAT Group AG	14,534	4,524,488
Zurich Insurance Group AG	82,074	40,587,931
		841,021,781

United Kingdom 14.9%
3i Group plc	528,035	10,301,820
abrdn plc	1,195,523	3,148,809
Admiral Group plc	99,260	2,698,414
Anglo American plc	692,631	29,873,436
Antofagasta plc	215,420	4,628,632
Ashtead Group plc	239,688	15,787,954
Associated British Foods plc	195,190	4,480,627
AstraZeneca plc	845,112	110,720,198
Auto Trader Group plc	503,189	3,903,983
Aviva plc	1,531,607	8,638,030
BAE Systems plc	1,703,929	18,037,858
Barclays plc	8,782,286	20,188,640
Barratt Developments plc	547,766	3,113,352
Berkeley Group Holdings plc	59,692	3,056,687
BP plc	10,269,209	62,028,565
British American Tobacco plc	1,165,592	44,681,567
BT Group plc	3,802,813	5,858,968
Bunzl plc	182,420	6,696,857
Burberry Group plc	211,983	6,457,195
Coca-Cola HBC AG *	110,099	2,675,556
Compass Group plc	965,729	23,069,337
Croda International plc	75,546	6,439,294
DCC plc	54,559	3,107,566
Diageo plc	1,241,711	54,295,143
Entain plc	320,875	5,917,154
Experian plc	502,401	18,372,540
Glencore plc	5,333,295	35,716,446
GSK plc	2,214,391	38,895,811
Haleon plc *	2,759,056	11,056,585
Halma plc	208,522	5,551,695
Hargreaves Lansdown plc	198,924	2,189,998
Hikma Pharmaceuticals plc	90,297	1,910,152
HSBC Holdings plc	10,881,964	80,182,074
Imperial Brands plc	493,767	12,386,749
Informa plc	793,261	6,560,861
InterContinental Hotels Group plc	100,943	7,007,822
Intertek Group plc	89,210	4,794,773
J Sainsbury plc	967,970	3,139,204
J.D. Sports Fashion plc	1,410,707	2,843,448
Johnson Matthey plc	100,739	2,813,919
Kingfisher plc	1,068,706	3,686,947
Land Securities Group plc	379,918	3,328,388
Legal & General Group plc	3,250,676	10,229,677
Lloyds Banking Group plc	37,095,743	24,141,738
London Stock Exchange Group plc	179,495	16,431,847
M&G plc	1,374,538	3,432,660
Melrose Industries plc	2,198,392	3,876,133
Mondi plc	266,149	5,018,996
National Grid plc	1,995,614	25,370,029
NatWest Group plc	2,891,953	11,032,964
Next plc	70,546	5,775,894
NMC Health plc *(b)	48,950	0
Ocado Group plc *	317,898	2,543,943
Pearson plc	365,136	4,164,076
SECURITY	NUMBER OF SHARES	VALUE ($)
Persimmon plc	172,665	3,015,646
Phoenix Group Holdings plc	408,360	3,236,611
Prudential plc	1,502,197	24,959,080
Reckitt Benckiser Group plc	389,578	27,761,679
RELX plc	1,046,459	31,089,148
Rentokil Initial plc	1,357,617	8,231,813
Rio Tinto plc	612,999	47,998,573
Rolls-Royce Holdings plc *	4,535,265	5,933,638
Schroders plc	397,888	2,353,025
Segro plc	656,395	6,756,661
Severn Trent plc	137,775	4,794,692
Shell plc	3,960,682	116,276,744
Smith & Nephew plc	478,229	6,604,502
Smiths Group plc	200,744	4,285,284
Spirax-Sarco Engineering plc	40,268	5,751,959
SSE plc	584,702	12,480,271
St. James's Place plc	292,632	4,437,393
Standard Chartered plc	1,358,564	11,411,412
Taylor Wimpey plc	1,928,750	2,798,464
Tesco plc	4,063,627	12,350,905
The British Land Co., plc	473,989	2,594,081
The Sage Group plc	555,352	5,335,638
Unilever plc	1,386,762	70,584,876
United Utilities Group plc	373,923	4,892,807
Vodafone Group plc	14,342,489	16,548,547
Whitbread plc	109,325	4,117,421
WPP plc	592,394	6,921,374
		1,265,783,255
Total Common Stocks (Cost $6,491,792,366)		8,389,398,727

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.5%
Bayerische Motoren Werke AG	31,106	2,946,946
Dr Ing hc F Porsche AG *	62,584	7,441,158
Henkel AG & Co. KGaA	97,918	6,981,580
Porsche Automobil Holding SE	83,766	5,008,928
Sartorius AG	13,157	5,899,758
Volkswagen AG	102,040	14,151,996
		42,430,366
Total Preferred Stocks (Cost $40,346,595)		42,430,366

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A.
expires 02/08/23, strike EUR 0.48 *	116,757	59,239
Total Rights (Cost $59,992)		59,239

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (c)	2,463,911	2,463,911
Total Short-Term Investments (Cost $2,463,911)		2,463,911
Total Investments in Securities (Cost $6,534,662,864)		8,434,352,243

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/17/23	352	37,294,400	656,846

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,400,988.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

EUR —	Euro

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$6,102,461,019	$—	$6,102,461,019
Hong Kong	1,668,989	242,588,533	—	244,257,522
Israel	19,984,172	38,602,698	—	58,586,870
Netherlands	10,906,025	370,798,512	—	381,704,537
Singapore	15,413,057	111,290,924	—	126,703,981
Spain	—	209,253,763	647,780	209,901,543
United Kingdom	—	1,265,783,255	0*	1,265,783,255
Preferred Stocks[1]	—	42,430,366	—	42,430,366
Rights[1]	59,239	—	—	59,239
Short-Term Investments[1]	2,463,911	—	—	2,463,911
Futures Contracts[2]	656,846	—	—	656,846
Total	$51,152,239	$8,383,209,070	$647,780	$8,435,009,089

*	Level 3 amount shown includes securities determined to have no value at January 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JAN23